UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03605

                                 Northern Institutional Funds

(Exact name of registrant as specified in charter)

50 South LaSalle Street

                             Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Lloyd A. Wennlund, President

Northern Institutional Funds

50 South LaSalle Street

                            Chicago, IL 60603

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 557-7547

Date of fiscal year end: November 30

Date of reporting period: August 31, 2012

Item 1. Schedule of Investments.

The registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

SCHEDULE OF INVESTMENTS

BOND PORTFOLIO	AUGUST 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 3.2%
Automobile - 0.3%
Nissan Auto Receivables Owner Trust, Series 2012-A, Class A3,
0.73%, 5/16/16	$680	$687

Commercial Mortgage-Backed Securities - 2.9%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-5, Class A2,
5.32%, 9/10/47	1,351	1,358
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-5, Class A4,
5.41%, 9/10/47	1,175	1,330
Bear Stearns Commercial Mortgage Securities, Series 2003-PWR2, Class A4,
5.19%, 5/11/39	196	202
Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class A4,
5.41%, 12/11/40	1,205	1,354
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A2,
4.63%, 3/15/46	568	570
LB-UBS Commercial Mortgage Trust, Series 2003-C3, Class A4,
4.17%, 5/15/32	325	330
LB-UBS Commercial Mortgage Trust, Series 2003-C8, Class A4,
5.12%, 11/15/32	800	831
LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A2,
5.08%, 2/15/31	318	319
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A2,
5.26%, 9/15/39	41	41

		6,335

Total Asset-Backed Securities (Cost $6,822)		7,022

CORPORATE BONDS - 37.4%
Aerospace/Defense - 0.2%
B/E Aerospace, Inc.,
5.25%, 4/1/22†	435	454

Agriculture - 1.4%
Altria Group, Inc.,
10.20%, 2/6/39	435	758
Bunge Ltd. Finance Corp.,
4.10%, 3/15/16†	350	370
8.50%, 6/15/19	395	499
Lorillard Tobacco Co.,
2.30%, 8/21/17	210	213
8.13%, 6/23/19†	685	879
Philip Morris International, Inc.,
1.13%, 8/21/17	265	265

		2,984

Auto Manufacturers - 0.3%
Ford Motor Co.,
7.45%, 7/16/31	160	197
Nissan Motor Acceptance Corp.,
4.50%, 1/30/15(1) (2)	380	407

		604

Auto Parts & Equipment - 0.3%
BorgWarner, Inc.,
4.63%, 9/15/20	560	616

Banks - 4.6%
Bank of America Corp.,
3.75%, 7/12/16	420	440
3.88%, 3/22/17	305	321
6.00%, 9/1/17	425	479
5.70%, 1/24/22	380	430
5.88%, 2/7/42†	400	454
Capital One Capital V,
10.25%, 8/15/39†	735	757
Capital One Financial Corp.,
2.15%, 3/23/15†	330	338
Citigroup, Inc.,
2.65%, 3/2/15	350	357
4.45%, 1/10/17	305	328
6.00%, 8/15/17	225	257
4.50%, 1/14/22†	395	417
Goldman Sachs Group (The), Inc.,
3.30%, 5/3/15	175	181
3.63%, 2/7/16†	450	466
5.63%, 1/15/17	380	412
5.75%, 1/24/22	230	254
6.25%, 2/1/41	445	497
HSBC USA, Inc.,
2.38%, 2/13/15	315	323

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

BOND PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 37.4% continued
Banks - 4.6% continued
JPMorgan Chase & Co.,
2.00%, 8/15/17†	$370	$373
5.40%, 1/6/42	350	418
Morgan Stanley,
2.88%, 1/24/14†	285	288
4.00%, 7/24/15†	400	408
3.45%, 11/2/15†	330	332
4.75%, 3/22/17†	375	385
5.75%, 1/25/21†	410	423
6.38%, 7/24/42	360	365
Wells Fargo & Co.,
1.50%, 7/1/15†	235	239

		9,942

Beverages - 0.4%
Anheuser-Busch InBev Worldwide, Inc.,
3.75%, 7/15/42	150	154
Constellation Brands, Inc.,
6.00%, 5/1/22†	550	618
Molson Coors Brewing Co.,
3.50%, 5/1/22	160	169

		941

Biotechnology - 0.4%
Genzyme Corp.,
3.63%, 6/15/15	220	238
Life Technologies Corp.,
5.00%, 1/15/21	525	595

		833

Chemicals - 0.7%
Ashland, Inc.,
4.75%, 8/15/22(1) (2) †	230	230
Cabot Corp.,
2.55%, 1/15/18	280	285
CF Industries, Inc.,
6.88%, 5/1/18	675	817
Tronox Finance LLC,
6.38%, 8/15/20(1) (2) †	230	232

		1,564

Commercial Services - 1.1%
ERAC USA Finance LLC,
7.00%, 10/15/37(1) (2)	725	917
Hertz (The) Corp.,
7.50%, 10/15/18	755	814
UR Merger Sub Corp.,
5.75%, 7/15/18(1) (2) †	660	698

		2,429

Computers - 0.1%
Hewlett-Packard Co.,
2.60%, 9/15/17	350	347

Diversified Financial Services - 4.9%
American Express Credit Corp.,
1.75%, 6/12/15	280	287
2.38%, 3/24/17	330	347
BlackRock, Inc.,
3.38%, 6/1/22	235	248
Countrywide Financial Corp.,
6.25%, 5/15/16†	490	527
FMR LLC,
6.45%, 11/15/39(1) (2)	1,040	1,255
Ford Motor Credit Co. LLC,
3.88%, 1/15/15	500	520
7.00%, 4/15/15†	215	239
4.25%, 2/3/17	465	487
General Electric Capital Corp.,
2.15%, 1/9/15	430	443
1.63%, 7/2/15†	535	544
3.35%, 10/17/16	345	371
2.30%, 4/27/17†	320	330
5.30%, 2/11/21†	510	587
4.65%, 10/17/21†	305	348
6.25%, 12/15/22	295	305
General Motors Financial Co., Inc.,
4.75%, 8/15/17(1) (2)	525	529
Hyundai Capital America,
4.00%, 6/8/17(1) (2)	240	257
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
7.75%, 1/15/16†	1,385	1,454
International Lease Finance Corp.,
6.25%, 5/15/19†	765	799
5.88%, 8/15/22†	315	317
SLM Corp.,
6.00%, 1/25/17	390	412

		10,606

FIXED INCOME PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 37.4% continued
Electric - 2.0%
CMS Energy Corp.,
2.75%, 5/15/14	$770	$780
6.55%, 7/17/17	150	175
5.05%, 2/15/18	715	798
Duke Energy Corp.,
3.05%, 8/15/22†	290	291
Exelon Generation Co. LLC,
6.20%, 10/1/17†	325	386
6.25%, 10/1/39	425	492
FirstEnergy Corp.,
7.38%, 11/15/31	590	778
NV Energy, Inc.,
6.25%, 11/15/20	575	664

		4,364

Electronics - 0.5%
Agilent Technologies, Inc.,
6.50%, 11/1/17	705	854
Thermo Fisher Scientific, Inc.,
3.15%, 1/15/23	305	313

		1,167

Engineering & Construction - 0.2%
URS Corp.,
5.00%, 4/1/22(1) (2)	440	446

Environmental Control - 0.1%
Clean Harbors, Inc.,
5.25%, 8/1/20(1) (2)	200	205

Food - 0.3%
H.J. Heinz Co.,
1.50%, 3/1/17†	295	297
Smithfield Foods, Inc.,
6.63%, 8/15/22†	325	333

		630

Forest Products & Paper - 1.1%
Domtar Corp.,
4.40%, 4/1/22†	460	464
6.25%, 9/1/42	200	207
International Paper Co.,
7.95%, 6/15/18	390	503
Westvaco Corp.,
8.20%, 1/15/30	870	1,145

		2,319

Gas - 0.2%
CenterPoint Energy, Inc.,
6.50%, 5/1/18	295	355

Healthcare - Services - 0.7%
Fresenius Medical Care US Finance II, Inc.,
5.88%, 1/31/22(2)	825	876
Laboratory Corp. of America Holdings,
2.20%, 8/23/17	290	294
WellPoint, Inc.,
3.13%, 5/15/22	320	319

		1,489

Household Products/Wares - 0.3%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu,
7.75%, 10/15/16	680	711

Insurance - 1.9%
Aflac, Inc.,
2.65%, 2/15/17†	235	247
American International Group, Inc.,
2.38%, 8/24/15	185	185
3.80%, 3/22/17	385	408
4.88%, 6/1/22†	425	463
8.18%, 5/15/58	355	424
Liberty Mutual Group, Inc.,
4.95%, 5/1/22(1) (2)	290	303
Metropolitan Life Global Funding I,
2.50%, 9/29/15(1) (2)	250	260
Protective Life Corp.,
8.45%, 10/15/39	1,145	1,433
Prudential Financial, Inc.,
5.88%, 9/15/42†	330	333

		4,056

Internet - 0.2%
eBay, Inc.,
4.00%, 7/15/42†	160	158
Symantec Corp.,
2.75%, 6/15/17†	300	305

		463

Iron/Steel - 0.5%
Cliffs Natural Resources, Inc.,
4.88%, 4/1/21†	450	442
Commercial Metals Co.,
7.35%, 8/15/18†	475	495

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

BOND PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 37.4% continued
Iron/Steel - 0.5% continued
Steel Dynamics, Inc.,
6.13%, 8/15/19(1) (2)	$215	$223

		1,160

Lodging - 0.5%
Hyatt Hotels Corp.,
6.88%, 8/15/19(1) (2)	905	1,077

Machinery - Diversified - 0.5%
Case New Holland, Inc.,
7.75%, 9/1/13	1,000	1,053

Media - 2.1%
CBS Corp.,
1.95%, 7/1/17	180	184
Comcast Corp.,
4.95%, 6/15/16	280	319
3.13%, 7/15/22†	220	230
6.40%, 5/15/38	540	705
4.65%, 7/15/42	295	314
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
5.20%, 3/15/20†	450	508
5.15%, 3/15/42	450	459
News America, Inc.,
6.90%, 8/15/39	225	292
Time Warner Cable, Inc.,
8.75%, 2/14/19	395	535
5.50%, 9/1/41	315	356
Time Warner, Inc.,
3.40%, 6/15/22†	150	158
6.10%, 7/15/40	450	549

		4,609

Mining - 0.3%
Freeport-McMoRan Copper & Gold, Inc.,
1.40%, 2/13/15†	360	361
Newmont Mining Corp.,
3.50%, 3/15/22	305	308

		669

Miscellaneous Manufacturing - 0.1%
Illinois Tool Works, Inc.,
3.90%, 9/1/42	340	347

Office/Business Equipment - 0.3%
Xerox Corp.,
2.95%, 3/15/17†	230	235
4.50%, 5/15/21†	315	331

		566

Oil & Gas - 3.9%
Anadarko Petroleum Corp.,
6.38%, 9/15/17†	675	807
Continental Resources, Inc.,
5.00%, 9/15/22(1) (2)	460	480
Devon Energy Corp.,
3.25%, 5/15/22	505	526
EQT Corp.,
4.88%, 11/15/21	400	422
Linn Energy LLC/Linn Energy Finance Corp.,
6.25%, 11/1/19(1) (2)	850	839
Newfield Exploration Co.,
7.13%, 5/15/18	545	576
6.88%, 2/1/20†	475	519
5.75%, 1/30/22†	485	531
Phillips 66,
4.30%, 4/1/22(1) (2)	465	506
Plains Exploration & Production Co.,
7.63%, 6/1/18	225	242
6.13%, 6/15/19	590	623
6.75%, 2/1/22	450	486
QEP Resources, Inc.,
6.88%, 3/1/21	905	1,023
Range Resources Corp.,
5.75%, 6/1/21	540	574
Rowan Cos., Inc.,
4.88%, 6/1/22	300	316

		8,470

Oil & Gas Services - 0.1%
Cameron International Corp.,
3.60%, 4/30/22	290	296

Pharmaceuticals - 0.8%
Bristol-Myers Squibb Co.,
0.88%, 8/1/17	315	313
3.25%, 8/1/42†	75	72
Express Scripts Holding Co.,
3.13%, 5/15/16†	525	558
3.90%, 2/15/22(1) (2)	450	489

FIXED INCOME PORTFOLIOS    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 37.4% continued
Pharmaceuticals - 0.8% continued
Medco Health Solutions, Inc.,
2.75%, 9/15/15	$290	$303

		1,735

Pipelines - 1.1%
Chesapeake Midstream Partners L.P./CHKM Finance Corp.,
6.13%, 7/15/22	500	519
Energy Transfer Partners L.P.,
6.50%, 2/1/42	430	488
Enterprise Products Operating LLC,
6.45%, 9/1/40	250	310
Kinder Morgan Finance Co. LLC,
6.00%, 1/15/18(1) (2) †	675	720
Regency Energy Partners L.P./Regency Energy Finance Corp.,
6.50%, 7/15/21	425	454

		2,491

Real Estate Investment Trusts - 2.3%
American Tower Corp.,
4.50%, 1/15/18	405	443
Boston Properties L.P.,
3.70%, 11/15/18	410	435
DDR Corp.,
4.63%, 7/15/22	300	311
Entertainment Properties Trust,
5.75%, 8/15/22	415	419
ERP Operating L.P.,
4.63%, 12/15/21	665	762
HCP, Inc.,
5.63%, 5/1/17†	430	486
3.75%, 2/1/19	155	161
Health Care REIT, Inc.,
4.13%, 4/1/19	380	400
Host Hotels & Resorts L.P.,
4.75%, 3/1/23	515	528
Ventas Realty L.P./Ventas Capital Corp.,
4.00%, 4/30/19	235	250
4.75%, 6/1/21	410	450
4.25%, 3/1/22†	265	283

		4,928

Retail - 0.2%
CVS Caremark Corp.,
5.75%, 5/15/41	235	298
Sally Holdings LLC/Sally Capital, Inc.,
5.75%, 6/1/22†	220	237

		535

Semiconductors - 0.4%
Samsung Electronics America, Inc.,
1.75%, 4/10/17(1) (2)	410	415
Texas Instruments, Inc.,
1.65%, 8/3/19†	370	370

		785

Software - 0.1%
Fidelity National Information Services, Inc.,
5.00%, 3/15/22†	295	307

Telecommunications - 2.2%
AT&T, Inc.,
5.50%, 2/1/18	250	303
5.55%, 8/15/41†	175	217
CC Holdings GS V LLC/Crown Castle GS III Corp.,
7.75%, 5/1/17(1) (2)	485	521
CenturyLink, Inc.,
5.80%, 3/15/22	390	418
Frontier Communications Corp.,
8.25%, 4/15/17†	770	859
Juniper Networks, Inc.,
5.95%, 3/15/41	340	384
Qwest Communications International, Inc.,
8.00%, 10/1/15	275	288
7.13%, 4/1/18	1,025	1,090
SBA Telecommunications, Inc.,
5.75%, 7/15/20(2)	125	131
Windstream Corp.,
8.13%, 8/1/13	535	564

		4,775

Transportation - 0.1%
CSX Corp.,
4.75%, 5/30/42	215	238

Total Corporate Bonds (Cost $76,123)		81,566

FOREIGN ISSUER BONDS - 10.0%
Banks - 1.1%
Abbey National Treasury Services PLC,
4.00%, 4/27/16†	475	483

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    5    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

BOND PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 10.0% continued
Banks - 1.1% continued
HSBC Holdings PLC,
4.00%, 3/30/22†	$375	$402
Lloyds TSB Bank PLC,
4.20%, 3/28/17†	465	493
6.50%, 9/14/20(1) (2) †	700	718
National Australia Bank Ltd.,
1.60%, 8/7/15	310	313

		2,409

Beverages - 0.4%
Heineken N.V.,
3.40%, 4/1/22(1) (2)	330	344
Pernod-Ricard S.A.,
4.45%, 1/15/22(1) (2) †	275	297
SABMiller PLC,
6.50%, 7/1/16(1) (2)	265	310

		951

Chemicals - 0.7%
Agrium, Inc.,
6.13%, 1/15/41	330	415
LyondellBasell Industries N.V.,
5.00%, 4/15/19	620	657
6.00%, 11/15/21	400	456

		1,528

Computers - 0.3%
Seagate HDD Cayman,
6.88%, 5/1/20†	580	615

Diversified Financial Services - 0.3%
Macquarie Group Ltd.,
7.30%, 8/1/14(1) (2) †	580	626

Electric - 0.3%
PPL WEM Holdings PLC,
3.90%, 5/1/16(1) (2) †	585	618

Insurance - 1.0%
Allied World Assurance Co. Ltd.,
7.50%, 8/1/16	635	736
5.50%, 11/15/20	340	370
XL Group PLC,
6.50%, 4/15/17†	1,235	1,126

		2,232

Leisure Time - 0.5%
Royal Caribbean Cruises Ltd.,
6.88%, 12/1/13	1,050	1,105

Media - 0.3%
Videotron Ltee,
5.00%, 7/15/22†	640	678

Mining - 0.6%
Rio Tinto Finance USA PLC,
1.63%, 8/21/17	340	340
Teck Resources Ltd.,
3.00%, 3/1/19	235	237
3.75%, 2/1/23†	370	363
Vale Overseas Ltd.,
4.38%, 1/11/22	310	318

		1,258

Miscellaneous Manufacturing - 0.3%
Bombardier, Inc.,
5.75%, 3/15/22(2) †	655	663

Oil & Gas - 1.8%
Cenovus Energy, Inc.,
3.00%, 8/15/22	190	194
4.45%, 9/15/42	300	307
Ensco PLC,
3.25%, 3/15/16	305	325
Nexen, Inc.,
6.40%, 5/15/37	270	337
Noble Holding International Ltd.,
3.95%, 3/15/22	390	411
Petrobras International Finance Co.,
3.88%, 1/27/16	155	163
3.50%, 2/6/17	400	414
Petro-Canada,
6.05%, 5/15/18	140	171
Petroleos Mexicanos,
5.50%, 1/21/21	645	748
Shell International Finance B.V.,
1.13%, 8/21/17	320	322
Transocean, Inc.,
5.05%, 12/15/16†	525	581

		3,973

Oil & Gas Services - 0.7%
Schlumberger Investment S.A.,
1.25%, 8/1/17(1) (2)	380	381

FIXED INCOME PORTFOLIOS    6    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 10.0% continued
Oil & Gas Services - 0.7% continued
Weatherford International Ltd.,
5.13%, 9/15/20	$520	$565
5.95%, 4/15/42	455	475

		1,421

Pharmaceuticals - 0.3%
GlaxoSmithKline Capital PLC,
1.50%, 5/8/17	405	413
Teva Pharmaceutical Finance II B.V./Teva Pharmaceutical Finance III LLC,
3.00%, 6/15/15†	155	165

		578

Telecommunications - 1.0%
America Movil S.A.B. de C.V.,
3.13%, 7/16/22	200	205
Intelsat Jackson Holdings S.A.,
7.25%, 10/15/20(1) (2) †	565	609
Telefonaktiebolaget LM Ericsson,
4.13%, 5/15/22	485	494
Telefonica Moviles Chile S.A.,
2.88%, 11/9/15(1) (2)	360	360
Virgin Media Finance PLC,
5.25%, 2/15/22†	550	576

		2,244

Transportation - 0.4%
Kansas City Southern de Mexico S.A. de C.V.,
6.63%, 12/15/20	730	823

Total Foreign Issuer Bonds (Cost $20,771)		21,722

U.S. GOVERNMENT AGENCIES - 39.5%(3)
Fannie Mae - 33.5%
Pool #545437,
7.00%, 2/1/32	5	5
Pool #585617,
7.00%, 5/1/31(4)	—	—
Pool #735893,
5.00%, 10/1/35	1,030	1,130
Pool #888538,
5.50%, 1/1/37	501	552
Pool #890009,
5.50%, 9/1/36	1,551	1,715
Pool #893082,
2.87%, 9/1/36	623	671
Pool #929203,
6.50%, 3/1/38	371	423
Pool #932638,
5.00%, 3/1/40	1,797	2,013
Pool #955782,
6.50%, 10/1/37	664	752
Pool #990702,
6.50%, 9/1/38	1,371	1,548
Pool #AB1470,
4.50%, 9/1/40	1,103	1,197
Pool #AB2693,
4.50%, 4/1/41	2,326	2,563
Pool #AB3114,
5.00%, 6/1/41	1,335	1,487
Pool #AB6019,
3.50%, 8/1/42	1,473	1,562
Pool #AC6767,
4.50%, 1/1/40	230	256
Pool #AC9581,
5.50%, 1/1/40	3,265	3,611
Pool #AD0915,
5.50%, 12/1/38	312	346
Pool #AD1645,
5.00%, 3/1/40	1,136	1,258
Pool #AD6929,
5.00%, 6/1/40	1,318	1,459
Pool #AE6371,
4.00%, 12/1/40	1,823	1,957
Pool #AE6415,
4.00%, 10/1/40	1,482	1,635
Pool #AH1166,
4.50%, 12/1/40	3,251	3,587
Pool #AH1507,
4.50%, 12/1/40	1,674	1,859
Pool #AI5826,
4.00%, 9/1/41	1,296	1,392
Pool #AI9518,
4.00%, 9/1/41	1,908	2,048
Pool #AJ0799,
4.00%, 9/1/41	676	738
Pool #AJ1713,
4.00%, 9/1/41	664	724

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    7    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

BOND PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 39.5%(3) continued
Fannie Mae - 33.5% continued
Pool #AJ2166,
4.00%, 10/1/41	$2,367	$2,541
Pool #AJ4048,
4.00%, 10/1/41	1,816	1,960
Pool #AJ4467,
4.00%, 11/1/41	692	758
Pool #AJ5836,
4.00%, 11/1/41	690	756
Pool #AJ7686,
4.00%, 12/1/41	822	900
Pool #AL1895,
3.50%, 6/1/42	1,468	1,570
Pool #AO4135,
3.50%, 6/1/42	1,394	1,479
Pool #AO6996,
3.50%, 6/1/42	1,196	1,280
Pool #AO8717,
3.50%, 7/1/42	1,439	1,539
Pool #AP2427,
3.50%, 8/1/42	1,480	1,583
Pool #AP2824,
3.50%, 7/1/42	1,153	1,223
Pool TBA,
4.50%, 9/1/40(5)	1,825	1,975
4.00%, 10/1/40(5)	6,535	6,998
5.00%, 10/1/40(5)	1,220	1,332
3.50%, 10/13/40(5)	9,995	10,574

		72,956

Freddie Mac - 1.4%
Pool #1B3575,
6.05%, 9/1/37	342	373
Pool #1G2296,
6.20%, 11/1/37	1,017	1,117
Pool #1J0365,
3.00%, 4/1/37	388	419
Pool #1J2840,
5.87%, 9/1/37	486	509
Pool #848076,
5.48%, 6/1/38	588	636

		3,054

Freddie Mac Gold - 3.6%
Pool #A65182,
6.50%, 9/1/37	459	524
Pool #C00910,
7.50%, 1/1/30	294	360
Pool #C02790,
6.50%, 4/1/37	697	788
Pool #C02838,
5.50%, 5/1/37	1,057	1,170
Pool #C03517,
4.50%, 9/1/40	1,202	1,297
Pool #C03837,
3.50%, 4/1/42	2,587	2,755
Pool #G01954,
5.00%, 11/1/35	935	1,018

		7,912

Government National Mortgage Association - 0.5%
Series 2012-2, Class A,
1.86%, 6/16/31	990	1,010

Government National Mortgage Association II - 0.5%
Pool #82581,
4.00%, 7/20/40	1,087	1,163

Total U.S. Government Agencies (Cost $83,410)		86,095

U.S. GOVERNMENT OBLIGATIONS - 5.4%
U.S. Treasury Bonds - 2.9%
3.00%, 5/15/42	5,990	6,397

U.S. Treasury Inflation Indexed Notes - 2.0%
2.00%, 1/15/14	1,665	2,159
1.63%, 1/15/15	1,665	2,145

		4,304

U.S. Treasury Notes - 0.5%
0.25%, 8/15/15	845	844
0.63%, 8/31/17	220	220

		1,064

Total U.S. Government Obligations (Cost $11,575)		11,765

FIXED INCOME PORTFOLIOS    8    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.7%
Ohio - 0.7%
American Municipal Power-Ohio, Inc. TRB, Series B, Build America Bonds, Combined Hydroelectric Projects,
7.83%, 2/15/41	$1,060	$1,526

Total Municipal Bonds (Cost $1,060)		1,526

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 21.7%
Northern Institutional Funds - Diversified Assets Portfolio(6) (7)	20,990,020	$20,990
Northern Institutional Funds - Liquid Assets Portfolio(7) (8) (9)	26,412,308	26,412

Total Investment Companies (Cost $47,402)		47,402

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.3%
U.S. Treasury Bill,
0.14%, 12/20/12	$600	$600

Total Short-Term Investments (Cost $600)		600

Total Investments - 118.2% (Cost $247,763)		257,698

Liabilities less Other Assets - (18.2)%		(39,665)

NET ASSETS - 100.0%		$218,033

(1)	Restricted security that has been deemed illiquid. At August 31, 2012, the value of these restricted illiquid securities amounted to approximately $15,272,000 or 7.0% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Ashland, Inc.,
4.75%, 8/15/22	8/2/12	$230

CC Holdings GS V LLC/ Crown Castle GS III Corp.,
7.75%, 5/1/17	1/4/10	518

Clean Harbors, Inc.,
5.25%, 8/1/20	7/17/12	200

Continental Resources, Inc.,
5.00%, 9/15/22	8/13/12	471

ERAC USA Finance LLC,
7.00%, 10/15/37	10/10/07	719

Express Scripts Holding Co.,
3.90%, 2/15/22	2/6/12	440

FMR LLC,
6.45%, 11/15/39	1/6/10	987

General Motors Financial Co., Inc.,
4.75%, 8/15/17	8/13/12	525

Heineken N.V.,
3.40%, 4/1/22	3/29/12	329

Hyatt Hotels Corp.,
6.88%, 8/15/19	8/10/09	904

Hyundai Capital America,
4.00%, 6/8/17	12/1/11	239

Intelsat Jackson Holdings S.A.,
7.25%, 10/15/20	4/13/12	575

Kinder Morgan Finance Co. LLC,
6.00%, 1/15/18	4/14/11	695

Liberty Mutual Group, Inc.,
4.95%, 5/1/22	5/1/12	289

Linn Energy LLC/Linn Energy Finance Corp.,
6.25%, 11/1/19	2/28/12	850

Lloyds TSB Bank PLC,
6.50%, 9/14/20	9/7/10	696

Macquarie Group Ltd.,
7.30%, 8/1/14	12/14/10-12/15/10	633

Metropolitan Life Global Funding I,
2.50%, 9/29/15	9/22/10	250

Nissan Motor Acceptance Corp.,
4.50%, 1/30/15	1/20/10	378

Pernod-Ricard S.A.,
4.45%, 1/15/22	10/20/11	274

Phillips 66,
4.30%, 4/1/22	3/7/12	464

PPL WEM Holdings PLC,
3.90%, 5/1/16	4/18/11	584

SABMiller PLC,
6.50%, 7/1/16	10/28/10	317

Samsung Electronics America, Inc.,
1.75%, 4/10/17	4/2/12	408

Schlumberger Investment S.A.,
1.25%, 8/1/17	7/24/12	380

Steel Dynamics, Inc.,
6.13%, 8/15/19	8/2/12	215

Telefonica Moviles Chile S.A.,
2.88%, 11/9/15	11/3/10	359

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    9    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

BOND PORTFOLIO continued

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Tronox Finance LLC,
6.38%, 8/15/20	8/15/12	$230

UR Merger Sub Corp.,
5.75%, 7/15/18	2/24/12-2/27/12	667

URS Corp.,
5.00%, 4/1/22	3/8/12	440

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Institutional Funds.
(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(4)	Principal amount is less than $500.
(5)	When-Issued Security.
(6)	At November 30, 2011, the value of the Portfolio’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $38,468,000 with net sales of approximately $17,478,000 during the nine months ended August 31, 2012.
(7)	Investment in affiliated Portfolio.
(8)	Investment relates to cash collateral received from portfolio securities loaned.
(9)	At November 30, 2011, the value of the Portfolio’s investment in the Liquid Assets Portfolio of the Northern Institutional Funds was approximately $45,394,000 with net sales of approximately $18,982,000 during the nine months ended August 31, 2012.
†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

At August 31, 2012, the quality distribution for the Bond Portfolio was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	5.2%
U.S. Agency	33.0
AAA	2.2
AA	1.0
A	8.5
BBB	19.6
BB	10.5
B	1.6
Cash Equivalents	18.4

Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Portfolio will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Bond Portfolio’s investments, which are carried at fair value, as of August 31, 2012:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities	$—	$7,022	(1)	$—	$7,022
Corporate Bonds	—	81,566	(1)	—	81,566
Foreign Issuer Bonds	—	21,722	(1)	—	21,722
U.S. Government Agencies	—	86,095	(1)	—	86,095
U.S. Government Obligations	—	11,765	(1)	—	11,765
Municipal Bonds	—	1,526		—	1,526
Investment Companies	47,402	—		—	47,402
Short-Term Investments	—	600		—	600

Total Investments	$47,402	$210,296		$—	$257,698

(1)	Classifications as defined in the Schedule of Investments.

FIXED INCOME PORTFOLIOS    10    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2012 (UNAUDITED)

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At August 31, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2011. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Federal Tax Information:

At August 31, 2012, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$247,873

Gross tax appreciation of investments	$10,136
Gross tax depreciation of investments	(311)

Net tax appreciation of investments	$9,825

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    11    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

CORE BOND PORTFOLIO	AUGUST 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 4.5%
Automobile - 0.3%
Nissan Auto Receivables Owner Trust, Series 2012-A, Class A3,
0.73%, 5/16/16	$260	$263

Commercial Mortgage-Backed Securities - 4.2%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2004-5, Class A4,
4.94%, 11/10/41	455	488
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-5, Class A2,
5.32%, 9/10/47	527	530
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-5, Class A4,
5.41%, 9/10/47	350	396
Bear Stearns Commercial Mortgage Securities, Series 2004-PWR3, Class A4,
4.72%, 2/11/41	550	573
Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class A4,
5.41%, 12/11/40	500	562
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class A3,
5.89%, 9/11/38	144	145
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A2,
4.63%, 3/15/46	241	242
LB-UBS Commercial Mortgage Trust, Series 2003-C3, Class A4,
4.17%, 5/15/32	150	153
LB-UBS Commercial Mortgage Trust, Series 2003-C8, Class A4,
5.12%, 11/15/32	300	311
LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A2,
5.08%, 2/15/31	71	71
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A2,
5.26%, 9/15/39	16	16

		3,487

Total Asset-Backed Securities (Cost $3,673)		3,750

CORPORATE BONDS - 33.3%
Agriculture - 2.2%
Altria Group, Inc.,
2.85%, 8/9/22	320	319
10.20%, 2/6/39	205	357
4.25%, 8/9/42†	200	195
Bunge Ltd. Finance Corp.,
4.10%, 3/15/16†	125	132
8.50%, 6/15/19	235	297
Lorillard Tobacco Co.,
2.30%, 8/21/17	85	86
8.13%, 6/23/19†	275	353
Philip Morris International, Inc.,
1.13%, 8/21/17	110	110

		1,849

Auto Manufacturers - 0.4%
Daimler Finance N.A. LLC,
1.65%, 4/10/15(1) (2)	145	147
Ford Motor Co.,
7.45%, 7/16/31	65	80
Nissan Motor Acceptance Corp.,
4.50%, 1/30/15(1) (2) †	120	129

		356

Auto Parts & Equipment - 0.7%
BorgWarner, Inc.,
4.63%, 9/15/20	240	264
Johnson Controls, Inc.,
1.75%, 3/1/14†	90	92
5.25%, 12/1/41	190	215

		571

Banks - 4.7%
Bank of America Corp.,
3.75%, 7/12/16	125	131
3.88%, 3/22/17	120	126
6.00%, 9/1/17	170	192
5.70%, 1/24/22	145	164
5.88%, 2/7/42†	155	176
Capital One Capital V,
10.25%, 8/15/39	400	412
Capital One Financial Corp.,
2.15%, 3/23/15†	85	87
Citigroup, Inc.,
2.65%, 3/2/15	135	138
4.45%, 1/10/17	130	140
6.00%, 8/15/17	100	114

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

CORE BOND PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 33.3% continued
Banks - 4.7% continued
4.50%, 1/14/22†	$225	$238
Goldman Sachs Group (The), Inc.,
3.30%, 5/3/15	70	72
3.63%, 2/7/16†	100	104
5.63%, 1/15/17†	145	157
5.75%, 1/24/22	75	83
6.25%, 2/1/41	185	207
HSBC USA, Inc.,
2.38%, 2/13/15	125	128
JPMorgan Chase & Co.,
2.00%, 8/15/17†	145	146
5.40%, 1/6/42	150	179
Morgan Stanley,
2.88%, 1/24/14†	110	111
4.00%, 7/24/15†	175	178
3.45%, 11/2/15†	105	106
4.75%, 3/22/17†	120	123
5.75%, 1/25/21†	155	160
6.38%, 7/24/42	160	162
Wells Fargo & Co.,
1.50%, 7/1/15†	85	86

		3,920

Beverages - 1.0%
Anheuser-Busch InBev Worldwide, Inc.,
3.75%, 7/15/42	60	61
Dr Pepper Snapple Group, Inc.,
2.60%, 1/15/19	215	222
Molson Coors Brewing Co.,
3.50%, 5/1/22	60	64
PepsiCo, Inc.,
1.25%, 8/13/17	225	225
SABMiller Holdings, Inc.,
1.85%, 1/15/15(1) (2)	225	231

		803

Biotechnology - 0.7%
Genzyme Corp.,
3.63%, 6/15/15	140	151
Gilead Sciences, Inc.,
3.05%, 12/1/16†	160	171
Life Technologies Corp.,
5.00%, 1/15/21	250	284

		606

Chemicals - 0.4%
Cabot Corp.,
2.55%, 1/15/18	110	112
Eastman Chemical Co.,
2.40%, 6/1/17	185	192

		304

Commercial Services - 0.7%
ERAC USA Finance LLC,
7.00%, 10/15/37(1) (2)	455	575

Computers - 0.2%
Hewlett-Packard Co.,
2.60%, 9/15/17	130	129

Diversified Financial Services - 3.2%
American Express Credit Corp.,
1.75%, 6/12/15	115	118
2.80%, 9/19/16	110	117
2.38%, 3/24/17	130	137
BlackRock, Inc.,
3.38%, 6/1/22	90	95
Caterpillar Financial Services Corp.,
1.05%, 3/26/15†	110	111
Countrywide Financial Corp.,
6.25%, 5/15/16†	205	220
FMR LLC,
6.45%, 11/15/39(1) (2)	430	519
Ford Motor Credit Co. LLC,
3.00%, 6/12/17†	200	201
General Electric Capital Corp.,
2.15%, 1/9/15	155	160
1.63%, 7/2/15	140	142
3.35%, 10/17/16	140	151
2.30%, 4/27/17†	125	129
5.30%, 2/11/21†	175	201
4.65%, 10/17/21†	125	143
6.25%, 12/15/22	120	124
Hyundai Capital America,
4.00%, 6/8/17(1) (2)	90	96

		2,664

Electric - 1.2%
Duke Energy Corp.,
3.05%, 8/15/22†	120	120
Exelon Generation Co. LLC,
6.20%, 10/1/17†	130	155
6.25%, 10/1/39	170	197

FIXED INCOME PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 33.3% continued
Electric - 1.2% continued
FirstEnergy Corp.,
7.38%, 11/15/31	$230	$303
Florida Power Corp.,
5.65%, 6/15/18	195	237

		1,012

Electronics - 0.5%
Agilent Technologies, Inc.,
6.50%, 11/1/17	275	333
Thermo Fisher Scientific, Inc.,
3.15%, 1/15/23	120	123

		456

Engineering & Construction - 0.2%
URS Corp.,
5.00%, 4/1/22(1) (2)	180	183

Food - 0.1%
H.J. Heinz Co.,
1.50%, 3/1/17†	110	111

Forest Products & Paper - 0.3%
Domtar Corp.,
6.25%, 9/1/42	80	83
International Paper Co.,
7.95%, 6/15/18	105	135

		218

Gas - 0.2%
CenterPoint Energy, Inc.,
6.50%, 5/1/18	115	139

Healthcare - Services - 0.4%
Aetna, Inc.,
1.75%, 5/15/17†	125	126
Laboratory Corp. of America Holdings,
2.20%, 8/23/17	120	122
WellPoint, Inc.,
3.13%, 5/15/22	125	125

		373

Insurance - 2.2%
Aflac, Inc.,
2.65%, 2/15/17†	90	95
American International Group, Inc.,
2.38%, 8/24/15	75	75
3.80%, 3/22/17	150	159
4.88%, 6/1/22†	160	174
Berkshire Hathaway Finance Corp.,
1.60%, 5/15/17†	115	118
Liberty Mutual Group, Inc.,
4.95%, 5/1/22(1) (2)	110	115
Metropolitan Life Global Funding I,
2.50%, 9/29/15(1) (2)	100	104
Protective Life Corp.,
8.45%, 10/15/39	430	538
Prudential Financial, Inc.,
3.00%, 5/12/16	425	447

		1,825

Internet - 0.5%
eBay, Inc.,
4.00%, 7/15/42†	60	59
Symantec Corp.,
2.75%, 9/15/15	210	217
2.75%, 6/15/17†	120	122

		398

Iron/Steel - 0.5%
Cliffs Natural Resources, Inc.,
4.88%, 4/1/21†	200	196
Commercial Metals Co.,
7.35%, 8/15/18	180	188

		384

Lodging - 0.6%
Hyatt Hotels Corp.,
6.88%, 8/15/19(1) (2)	410	488

Media - 2.5%
CBS Corp.,
1.95%, 7/1/17	75	77
Comcast Corp.,
4.95%, 6/15/16	75	85
3.13%, 7/15/22	90	94
6.40%, 5/15/38	230	301
4.65%, 7/15/42	120	128
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
5.20%, 3/15/20†	175	198
5.15%, 3/15/42	170	173
Discovery Communications LLC,
3.30%, 5/15/22	160	166
NBCUniversal Media LLC,
2.10%, 4/1/14	90	92

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

CORE BOND PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 33.3% continued
Media - 2.5% continued
News America, Inc.,
6.90%, 8/15/39	$85	$110
Time Warner Cable, Inc.,
8.75%, 2/14/19	115	156
5.50%, 9/1/41	155	175
Time Warner, Inc.,
3.40%, 6/15/22†	60	63
6.10%, 7/15/40	215	262

		2,080

Mining - 0.3%
Freeport-McMoRan Copper & Gold, Inc.,
1.40%, 2/13/15†	90	90
Newmont Mining Corp.,
3.50%, 3/15/22	120	121

		211

Miscellaneous Manufacturing - 0.5%
Dover Corp.,
5.45%, 3/15/18	230	272
Illinois Tool Works, Inc.,
3.90%, 9/1/42	135	138

		410

Office/Business Equipment - 0.5%
Xerox Corp.,
4.25%, 2/15/15†	205	218
2.95%, 3/15/17†	95	97
4.50%, 5/15/21†	115	121

		436

Oil & Gas - 1.7%
Anadarko Petroleum Corp.,
6.38%, 9/15/17†	280	335
Devon Energy Corp.,
3.25%, 5/15/22	195	203
EQT Corp.,
4.88%, 11/15/21	170	179
Phillips 66,
2.95%, 5/1/17(1) (2)	180	189
4.30%, 4/1/22(1) (2)	175	191
Pioneer Natural Resources Co.,
3.95%, 7/15/22	180	187
Rowan Cos. PLC,
4.88%, 6/1/22	120	126

		1,410

Oil & Gas Services - 0.3%
Cameron International Corp.,
6.38%, 7/15/18	120	146
3.60%, 4/30/22†	110	112

		258

Pharmaceuticals - 1.0%
Cardinal Health, Inc.,
3.20%, 6/15/22†	180	185
Express Scripts Holding Co.,
3.13%, 5/15/16†	170	181
3.90%, 2/15/22(1) (2)	170	185
McKesson Corp.,
5.70%, 3/1/17	145	170
Medco Health Solutions, Inc.,
2.75%, 9/15/15	110	115

		836

Pipelines - 1.2%
Energy Transfer Partners L.P.,
6.50%, 2/1/42	170	193
Enterprise Products Operating LLC,
3.20%, 2/1/16†	220	232
6.45%, 9/1/40	105	130
4.45%, 2/15/43	140	138
Kinder Morgan Energy Partners L.P.,
3.45%, 2/15/23†	85	87
Williams Partners L.P.,
3.80%, 2/15/15†	225	239

		1,019

Real Estate Investment Trusts - 1.8%
American Tower Corp.,
4.50%, 1/15/18	250	273
Boston Properties L.P.,
3.70%, 11/15/18	165	175
ERP Operating L.P.,
4.63%, 12/15/21†	265	304
HCP, Inc.,
5.63%, 5/1/17†	150	169
3.75%, 2/1/19	60	62
Health Care REIT, Inc.,
4.13%, 4/1/19	150	158
Ventas Realty L.P./Ventas Capital Corp.,
4.00%, 4/30/19	90	96

FIXED INCOME PORTFOLIOS    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 33.3% continued
Real Estate Investment Trusts - 1.8% continued
4.75%, 6/1/21	$160	$176
4.25%, 3/1/22†	60	64

		1,477

Retail - 0.2%
CVS Caremark Corp.,
5.75%, 5/15/41	150	190

Semiconductors - 0.5%
Altera Corp.,
1.75%, 5/15/17†	115	117
Samsung Electronics America, Inc.,
1.75%, 4/10/17(1) (2)	160	162
Texas Instruments, Inc.,
1.65%, 8/3/19†	145	145

		424

Telecommunications - 1.1%
AT&T, Inc.,
5.50%, 2/1/18	125	152
5.55%, 8/15/41†	70	87
CC Holdings GS V LLC/Crown Castle GS III Corp.,
7.75%, 5/1/17(1) (2)	190	204
CenturyLink, Inc.,
5.80%, 3/15/22	145	155
Juniper Networks, Inc.,
4.60%, 3/15/21	165	176
5.95%, 3/15/41	130	147

		921

Transportation - 0.8%
Burlington Northern Santa Fe LLC,
3.60%, 9/1/20†	175	190
CSX Corp.,
4.75%, 5/30/42	95	105
FedEx Corp.,
2.63%, 8/1/22	75	75
3.88%, 8/1/42	85	86
Norfolk Southern Corp.,
6.00%, 5/23/11(3)	175	215

		671

Total Corporate Bonds (Cost $25,807)		27,707

FOREIGN ISSUER BONDS - 9.3%
Banks - 1.4%
Abbey National Treasury Services PLC,
4.00%, 4/27/16†	170	173
HSBC Holdings PLC,
4.00%, 3/30/22†	165	177
Lloyds TSB Bank PLC,
4.20%, 3/28/17†	180	191
6.50%, 9/14/20(1) (2) †	315	323
National Australia Bank Ltd.,
1.60%, 8/7/15	125	126
Westpac Banking Corp.,
3.00%, 12/9/15	150	159

		1,149

Beverages - 0.7%
Heineken N.V.,
3.40%, 4/1/22(1) (2)	175	183
Pernod-Ricard S.A.,
2.95%, 1/15/17(1) (2)	115	120
4.45%, 1/15/22(1) (2) †	110	118
SABMiller PLC,
6.50%, 7/1/16(1) (2)	105	123

		544

Chemicals - 0.4%
Agrium, Inc.,
6.13%, 1/15/41	140	176
Potash Corp. of Saskatchewan, Inc.,
3.25%, 12/1/17	180	196

		372

Diversified Financial Services - 0.2%
Macquarie Group Ltd.,
7.30%, 8/1/14(1) (2) †	165	178

Electric - 0.3%
PPL WEM Holdings PLC,
3.90%, 5/1/16(1) (2)	250	264

Insurance - 1.1%
Allied World Assurance Co. Ltd.,
7.50%, 8/1/16	255	296
5.50%, 11/15/20	240	261
XL Group PLC,
6.50%, 4/15/17†	425	387

		944

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    5    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

CORE BOND PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 9.3% continued
Mining - 0.6%
Rio Tinto Finance USA PLC,
1.63%, 8/21/17	$135	$135
Teck Resources Ltd.,
3.00%, 3/1/19	90	91
3.75%, 2/1/23†	95	93
Vale Overseas Ltd.,
4.38%, 1/11/22	150	154

		473

Oil & Gas - 2.8%
BP Capital Markets PLC,
1.85%, 5/5/17	90	92
Canadian Natural Resources Ltd.,
5.70%, 5/15/17	150	178
Cenovus Energy, Inc.,
3.00%, 8/15/22	75	77
4.45%, 9/15/42	120	123
Ensco PLC,
3.25%, 3/15/16	165	176
Nexen, Inc.,
6.40%, 5/15/37	135	168
Noble Holding International Ltd.,
3.95%, 3/15/22†	155	163
Petrobras International Finance Co.,
3.88%, 1/27/16	60	63
3.50%, 2/6/17	145	150
Petro-Canada,
6.05%, 5/15/18	255	311
Petroleos Mexicanos,
5.50%, 1/21/21	280	325
Shell International Finance B.V.,
1.13%, 8/21/17	130	131
Transocean, Inc.,
5.05%, 12/15/16†	300	332

		2,289

Oil & Gas Services - 0.7%
Schlumberger Investment S.A.,
1.25%, 8/1/17(1) (2)	155	155
Weatherford International Ltd.,
5.13%, 9/15/20	265	288
5.95%, 4/15/42	125	130

		573

Pharmaceuticals - 0.3%
GlaxoSmithKline Capital PLC,
1.50%, 5/8/17	155	158
Teva Pharmaceutical Finance II B.V./Teva Pharmaceutical Finance III LLC,
3.00%, 6/15/15†	105	112

		270

Pipelines - 0.1%
TransCanada PipeLines Ltd.,
0.88%, 3/2/15	85	86

Telecommunications - 0.7%
America Movil S.A.B. de C.V.,
3.13%, 7/16/22	160	164
Nippon Telegraph & Telephone Corp.,
1.40%, 7/18/17	110	111
Telefonaktiebolaget LM Ericsson,
4.13%, 5/15/22	185	189
Telefonica Moviles Chile S.A.,
2.88%, 11/9/15(1) (2)	145	145

		609

Total Foreign Issuer Bonds (Cost $7,425)		7,751

U.S. GOVERNMENT AGENCIES - 41.2%(4)
Fannie Mae - 33.0%
Pool #535714,
7.50%, 1/1/31	20	25
Pool #555599,
7.00%, 4/1/33	49	58
Pool #656035,
7.50%, 9/1/32	22	27
Pool #712130,
7.00%, 6/1/33	27	32
Pool #735893,
5.00%, 10/1/35	227	248
Pool #845182,
5.50%, 11/1/35	740	817
Pool #890009,
5.50%, 9/1/36	362	400
Pool #893082,
2.87%, 9/1/36	281	303
Pool #932638,
5.00%, 3/1/40	700	784
Pool #AB1470,
4.50%, 9/1/40	967	1,050

FIXED INCOME PORTFOLIOS    6    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 41 .2%(4) continued
Fannie Mae - 33.0% continued
Pool #AB2693,
4.50%, 4/1/41	$931	$1,026
Pool #AB3114,
5.00%, 6/1/41	593	661
Pool #AB6019,
3.50%, 8/1/42	584	620
Pool #AC9581,
5.50%, 1/1/40	374	414
Pool #AD0915,
5.50%, 12/1/38	720	800
Pool #AD1645,
5.00%, 3/1/40	820	907
Pool #AD6929,
5.00%, 6/1/40	558	618
Pool #AE6371,
4.00%, 12/1/40	714	767
Pool #AE6415,
4.00%, 10/1/40	674	743
Pool #AH1166,
4.50%, 12/1/40	1,260	1,390
Pool #AH1507,
4.50%, 12/1/40	463	514
Pool #AI5826,
4.00%, 9/1/41	508	545
Pool #AI9518,
4.00%, 9/1/41	747	802
Pool #AJ0799,
4.00%, 9/1/41	258	282
Pool #AJ1713,
4.00%, 9/1/41	252	275
Pool #AJ2166,
4.00%, 10/1/41	930	999
Pool #AJ4048,
4.00%, 10/1/41	755	815
Pool #AJ4467,
4.00%, 11/1/41	264	289
Pool #AJ5836,
4.00%, 11/1/41	264	289
Pool #AJ7686,
4.00%, 12/1/41	309	339
Pool #AL1895,
3.50%, 6/1/42	580	621
Pool #AO4135,
3.50%, 6/1/42	556	589
Pool #AO6996,
3.50%, 6/1/42	480	513
Pool #AO8717,
3.50%, 7/1/42	579	619
Pool #AP2427,
3.50%, 8/1/42	585	626
Pool #AP2824,
3.50%, 7/1/42	459	487
Pool TBA,
4.50%, 9/15/40(5)	500	541
4.00%, 10/15/40(5)	2,585	2,768
3.50%, 10/1/41(5)	3,720	3,936

		27,539

Freddie Mac - 1.5%
Pool #1B3575,
6.05%, 9/1/37	170	185
Pool #1G2296,
6.20%, 11/1/37	524	576
Pool #1J0365,
3.01%, 4/1/37	213	230
Pool #1J2840,
5.88%, 9/1/37	255	267

		1,258

Freddie Mac Gold - 5.5%
Pool #A65182,
6.50%, 9/1/37	1,049	1,196
Pool #C02790,
6.50%, 4/1/37	548	619
Pool #C02838,
5.50%, 5/1/37	515	570
Pool #C03517,
4.50%, 9/1/40	502	542
Pool #C03837,
3.50%, 4/1/42	1,008	1,074
Pool #G01954,
5.00%, 11/1/35	534	582

		4,583

Government National Mortgage Association - 0.5%
Series 2012-2, Class A,
1.86%, 6/16/31	382	390

Government National Mortgage AssociationI - 0.1%
Pool #604183,
5.50%, 4/15/33	20	22

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    7    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

CORE BOND PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 41.2%(4) continued
Government National Mortgage Association I - 0.1% continued
Pool #633627,
5.50%, 9/15/34	$31	$35

		57

Government National Mortgage Association II - 0.6%
Pool #82581,
4.00%, 7/20/40	450	482

Total U.S. Government Agencies (Cost $33,053)		34,309

U.S. GOVERNMENT OBLIGATIONS - 6.8%
U.S. Treasury Bonds - 1.9%
3.00%, 5/15/42	1,460	1,559

U.S. Treasury Inflation Indexed Notes - 2.0%
2.00%, 1/15/14	665	862
1.63%, 1/15/15	670	863

		1,725

U.S. Treasury Notes - 2.9%
0.25%, 8/15/15	385	385
0.63%, 8/31/17	135	135
1.00%, 8/31/19	1,560	1,559
1.63%, 8/15/22	315	317

		2,396

Total U.S. Government Obligations (Cost $5,607)		5,680

MUNICIPAL BONDS - 0.8%
Ohio - 0.8%
American Municipal Power-Ohio, Inc. TRB, Series B, Build America Bonds, Combined Hydroelectric Projects,
7.83%, 2/15/41	480	691

Total Municipal Bonds (Cost $480)		691

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 20.1%
Northern Institutional Funds - Diversified Assets Portfolio(6) (7)	8,667,891	$8,668
Northern Institutional Funds - Liquid Assets Portfolio(6) (8) (9)	8,084,172	8,084

Total Investment Companies (Cost $16,752)		16,752

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.6%
U.S. Treasury Bill,
0.14%, 12/20/12	$500	$500

Total Short-Term Investments (Cost $500)		500

Total Investments - 116.6% (Cost $93,297)		97,140

Liabilities less Other Assets - (16.6)%		(13,844)

NET ASSETS - 100.0%		$83,296

(1)	Restricted security that has been deemed illiquid. At August 31, 2012, the value of these restricted illiquid securities amounted to approximately $5,127,000 or 6.2% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
CC Holdings GS V LLC/Crown Castle GS III Corp.,
7.75%, 5/1/17	1/4/10	$203

Daimler Finance N.A. LLC,
1.65%, 4/10/15	4/2/12	145

ERAC USA Finance LLC,
7.00%, 10/15/37	10/10/07	451

Express Scripts Holding Co.,
3.90%, 2/15/22	2/6/12	166

FMR LLC,
6.45%, 11/15/39	1/6/10-4/30/10	411

Heineken N.V.,
3.40%, 4/1/22	3/29/12	175

Hyatt Hotels Corp.,
6.88%, 8/15/19	8/10/09	409

Hyundai Capital America,
4.00%, 6/8/17	12/1/11	90

Liberty Mutual Group, Inc.,
4.95%, 5/1/22	5/1/12	110

FIXED INCOME PORTFOLIOS    8    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2012 (UNAUDITED)

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Lloyds TSB Bank PLC,
6.50%, 9/14/20	9/7/10	$313

Macquarie Group Ltd.,
7.30%, 8/1/14	12/14/10-12/15/10	180

Metropolitan Life Global Funding I,
2.50%, 9/29/15	9/22/10	100

Nissan Motor Acceptance Corp.,
4.50%, 1/30/15	1/20/10	119

Pernod-Ricard S.A.,
2.95%, 1/15/17	1/5/12	115

Pernod-Ricard S.A.,
4.45%, 1/15/22	10/20/11	110

Phillips 66,
2.95%, 5/1/17	3/7/12	180

Phillips 66,
4.30%, 4/1/22	3/7/12	175

PPL WEM Holdings PLC,
3.90%, 5/1/16	4/18/11	250

SABMiller Holdings, Inc.,
1.85%, 1/15/15	1/11/12	225

SABMiller PLC,
6.50%, 7/1/16	10/28/10	126

Samsung Electronics America, Inc.,
1.75%, 4/10/17	4/2/12	159

Schlumberger Investment S.A.,
1.25%, 8/1/17	7/24/12	155

Telefonica Moviles Chile S.A.,
2.88%, 11/9/15	11/3/10	145

URS Corp.,
5.00%, 4/1/22	3/8/12	180

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Institutional Funds.
(3)	Century bond expiring in 2111.
(4)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(5)	When-Issued Security.
(6)	Investment in affiliated Portfolio.
(7)	At November 30, 2011, the value of the Portfolio’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $14,172,000 with net sales of approximately $5,504,000 during the nine months ended August 31, 2012.
(8)	Investment relates to cash collateral received from portfolio securities loaned.
(9)	At November 30, 2011, the value of the Portfolio’s investment in the Liquid Assets Portfolio of the Northern Institutional Funds was approximately $15,673,000 with net sales of approximately $7,589,000 during the nine months ended August 31, 2012.
†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

At August 31, 2012, the quality distribution for the Core Bond Portfolio was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	6.8%
U.S. Agency	34.9
AAA	3.4
AA	1.4
A	10.6
BBB	24.7
BB	1.0
Cash Equivalents	17.2

Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Portfolio will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    9    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

CORE BOND PORTFOLIO continued

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Core Bond Portfolio’s investments, which are carried at fair value, as of August 31, 2012:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities	$—	$3,750	(1)	$—	$3,750
Corporate Bonds	—	27,707	(1)	—	27,707
Foreign Issuer Bonds	—	7,751	(1)	—	7,751
U.S. Government Agencies	—	34,309	(1)	—	34,309
U.S. Government Obligations	—	5,680	(1)	—	5,680
Municipal Bonds	—	691		—	691
Investment Companies	16,752	—		—	16,752
Short-Term Investments	—	500		—	500

Total Investments	$16,752	$80,388		$—	$97,140

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At August 31, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2011. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Federal Tax Information:

At August 31, 2012, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$93,316

Gross tax appreciation of investments	$3,960
Gross tax depreciation of investments	(136)

Net tax appreciation of investments	$3,824

FIXED INCOME PORTFOLIOS    10    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

U.S. TREASURY INDEX PORTFOLIO	AUGUST 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 99.0%
U.S. Treasury Bonds - 14.5%
8.75%, 8/15/20	$1,100	$1,738
6.88%, 8/15/25	200	315
6.00%, 2/15/26	275	407
6.75%, 8/15/26	125	198
6.50%, 11/15/26	250	389
6.38%, 8/15/27	240	373
6.13%, 11/15/27	375	573
5.25%, 11/15/28	250	356
5.25%, 2/15/29	225	321
6.25%, 5/15/30	250	398
5.38%, 2/15/31	350	516
4.50%, 2/15/36	500	682
4.75%, 2/15/37	50	71
5.00%, 5/15/37	250	367
4.38%, 2/15/38	300	405
3.50%, 2/15/39	550	648
4.25%, 5/15/39	700	930
4.50%, 8/15/39	750	1,036
4.38%, 11/15/39	950	1,288
4.63%, 2/15/40	900	1,267
4.38%, 5/15/40	925	1,256
3.88%, 8/15/40	800	1,004
4.75%, 2/15/41	850	1,222
4.38%, 5/15/41	875	1,190
3.75%, 8/15/41	900	1,106
3.13%, 11/15/41	800	877
3.13%, 2/15/42	850	931
3.00%, 5/15/42	800	854

		20,718

U.S. Treasury Notes - 84.5%
3.13%, 9/30/13	925	954
2.75%, 10/31/13	750	772
0.50%, 11/15/13	5,900	5,921
0.75%, 12/15/13	2,250	2,266
1.75%, 1/31/14	1,500	1,532
1.25%, 4/15/14	4,950	5,031
1.00%, 5/15/14	1,500	1,520
4.75%, 5/15/14	1,200	1,292
2.25%, 5/31/14	1,050	1,087
0.75%, 6/15/14	1,250	1,262
0.63%, 7/15/14	5,700	5,741
0.50%, 8/15/14	1,750	1,759
0.25%, 9/15/14	1,000	1,000
0.50%, 10/15/14	1,050	1,056
0.38%, 11/15/14	3,700	3,711
2.25%, 1/31/15	1,000	1,048
4.00%, 2/15/15	1,650	1,800
2.38%, 2/28/15	1,100	1,158
0.38%, 3/15/15	2,700	2,708
2.50%, 3/31/15	2,300	2,432
0.25%, 5/15/15	1,700	1,699
2.13%, 5/31/15	1,250	1,313
1.75%, 7/31/15	1,550	1,615
0.25%, 8/15/15	3,000	2,996
4.25%, 8/15/15	1,000	1,115
1.25%, 9/30/15	1,650	1,697
1.38%, 11/30/15	1,300	1,344
2.00%, 1/31/16	3,350	3,537
4.50%, 2/15/16	1,000	1,142
2.25%, 3/31/16	1,450	1,547
3.25%, 6/30/16	1,250	1,385
1.50%, 7/31/16	1,900	1,979
4.88%, 8/15/16	900	1,056
1.00%, 8/31/16	1,250	1,278
3.00%, 8/31/16	1,550	1,708
1.00%, 9/30/16	2,625	2,683
3.00%, 9/30/16	1,200	1,324
1.00%, 10/31/16	250	256
3.13%, 10/31/16	1,200	1,332
2.75%, 11/30/16	800	876
3.13%, 1/31/17	1,300	1,448
4.63%, 2/15/17	500	591
3.00%, 2/28/17	750	833
1.00%, 3/31/17	1,300	1,327
0.63%, 5/31/17	1,850	1,856
2.75%, 5/31/17	950	1,047
2.50%, 6/30/17	950	1,036
0.50%, 7/31/17	2,650	2,639
2.38%, 7/31/17	1,600	1,738
0.63%, 8/31/17	1,500	1,502
3.50%, 2/15/18	300	345
2.88%, 3/31/18	750	839
2.63%, 4/30/18	1,400	1,547
3.88%, 5/15/18	800	941
4.00%, 8/15/18	1,400	1,665
1.38%, 9/30/18	1,150	1,188
1.75%, 10/31/18	2,250	2,373

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. TREASURY INDEX PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 99.0% continued
U.S. Treasury Notes - 84.5% continued
2.75%, 2/15/19	$2,450	$2,736
3.13%, 5/15/19	1,700	1,943
1.13%, 5/31/19	400	404
3.63%, 8/15/19	1,500	1,769
3.38%, 11/15/19	650	756
3.50%, 5/15/20	1,250	1,469
2.63%, 11/15/20	1,825	2,022
3.13%, 5/15/21	1,475	1,694
2.13%, 8/15/21	1,800	1,913
2.00%, 11/15/21	1,950	2,045
2.00%, 2/15/22	2,000	2,092
1.75%, 5/15/22	1,050	1,071
1.63%, 8/15/22	1,800	1,810

		120,571

Total U.S. Government Obligations (Cost $133,536)		141,289

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 0.2%
Northern Institutional Funds - U.S. Government Portfolio(1) (2)	283,747	$284

Total Investment Companies (Cost $284)		284

Total Investments - 99.2% (Cost $133,820)		141,573

Other Assets less Liabilities - 0.8%		1,110

NET ASSETS - 100.0%		$142,683

(1)	Investment in affiliated Portfolio.
(2)	At November 30, 2011, the value of the Portfolio’s investment in the U.S. Government Portfolio of the Northern Institutional Funds was approximately $463,000 with net sales of approximately $179,000 during the nine months ended August 31, 2012.

Percentages shown are based on Net Assets.

At August 31, 2012, the quality distribution for the U.S. Treasury Index Portfolio was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	99.8%
Cash Equivalents	0.2

Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Portfolio will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the U.S. Treasury Index Portfolio’s investments, which are carried at fair value, as of August 31, 2012:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
U.S. Government Obligations	$—	$141,289	(1)	$—	$141,289
Investment Companies	284	—		—	284

Total Investments	$284	$141,289		$—	$141,573

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At August 31, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2011. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

FIXED INCOME PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2012 (UNAUDITED)

Federal Tax Information:

At August 31, 2012, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$133,870

Gross tax appreciation of investments	$7,703
Gross tax depreciation of investments	—

Net tax appreciation of investments	$7,703

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERMEDIATE BOND PORTFOLIO	AUGUST 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 10.1%
Automobile - 0.8%
Honda Auto Receivables Owner Trust, Series 2012-1, Class A3,
0.77%, 1/15/16	$80	$81
Nissan Auto Receivables Owner Trust, Series 2012-A, Class A3,
0.73%, 5/16/16	120	121

		202

Commercial Mortgage-Backed Securities - 9.3%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2004-5, Class A4,
4.94%, 11/10/41	380	408
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-5, Class A2,
5.32%, 9/10/47	316	318
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-5, Class A4,
5.41%, 9/10/47	175	198
Bear Stearns Commercial Mortgage Securities, Series 2004-PWR3, Class A4,
4.72%, 2/11/41	500	521
Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class A4,
5.41%, 12/11/40	350	393
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A2,
4.63%, 3/15/46	50	50
LB-UBS Commercial Mortgage Trust, Series 2003-C3, Class A4,
4.17%, 5/15/32	200	203
LB-UBS Commercial Mortgage Trust, Series 2003-C8, Class A4,
5.12%, 11/15/32	145	151
LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A2,
5.08%, 2/15/31	85	85

		2,327

Total Asset-Backed Securities (Cost $2,479)		2,529

CORPORATE BONDS - 34.0%
Aerospace/Defense - 0.5%
B/E Aerospace, Inc.,
5.25%, 4/1/22	60	62
General Dynamics Corp.,
5.25%, 2/1/14	55	59

		121

Agriculture - 1.2%
Altria Group, Inc.,
2.85%, 8/9/22	90	90
Bunge Ltd. Finance Corp.,
8.50%, 6/15/19†	45	57
Lorillard Tobacco Co.,
2.30%, 8/21/17	25	25
8.13%, 6/23/19†	65	83
Philip Morris International, Inc.,
1.13%, 8/21/17	35	35

		290

Auto Manufacturers - 0.0%
Nissan Motor Acceptance Corp.,
4.50%, 1/30/15(1) (2)	10	11

Auto Parts & Equipment - 0.2%
BorgWarner, Inc.,
4.63%, 9/15/20	40	44

Banks - 4.1%
Bank of America Corp.,
3.75%, 7/12/16	30	32
3.88%, 3/22/17	40	42
6.00%, 9/1/17	65	73
5.70%, 1/24/22	65	74
Citigroup, Inc.,
4.45%, 1/10/17	55	59
6.00%, 8/15/17	25	29
4.50%, 1/14/22†	95	100
Goldman Sachs Group (The), Inc.,
3.63%, 2/7/16†	60	62
5.63%, 1/15/17†	65	71
5.75%, 1/24/22	30	33
JPMorgan Chase & Co.,
2.00%, 8/15/17†	45	45
JPMorgan Chase Bank N.A.,
6.00%, 10/1/17	190	224
Morgan Stanley,
2.88%, 1/24/14†	10	10

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERMEDIATE BOND PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 34.0% continued
Banks - 4.1% continued
4.00%, 7/24/15	$50	$51
3.45%, 11/2/15†	50	50
4.75%, 3/22/17†	45	46
Wells Fargo & Co.,
1.50%, 7/1/15†	40	41

		1,042

Beverages - 0. 6%
Constellation Brands, Inc.,
6.00%, 5/1/22†	70	79
Dr Pepper Snapple Group, Inc.,
2.60%, 1/15/19	50	51
Molson Coors Brewing Co.,
3.50%, 5/1/22	20	21

		151

Biotechnology - 0.8%
Celgene Corp.,
1.90%, 8/15/17	130	132
Genzyme Corp.,
3.63%, 6/15/15	15	16
Life Technologies Corp.,
5.00%, 1/15/21†	45	51

		199

Chemicals - 0.5%
Cabot Corp.,
2.55%, 1/15/18	35	35
CF Industries, Inc.,
6.88%, 5/1/18	70	85

		120

Commercial Services - 0.6%
Hertz (The) Corp.,
7.50%, 10/15/18	130	140

Computers - 0.2%
Hewlett-Packard Co.,
2.60%, 9/15/17	40	40

Diversified Financial Services - 4.2%
American Express Credit Corp.,
2.38%, 3/24/17	45	47
Capital One Bank USA N.A.,
8.80%, 7/15/19	100	130
Countrywide Financial Corp.,
6.25%, 5/15/16†	60	65
Ford Motor Credit Co. LLC,
3.88%, 1/15/15	85	89
4.25%, 2/3/17	85	89
Franklin Resources, Inc.,
3.13%, 5/20/15	50	53
General Electric Capital Corp.,
3.35%, 10/17/16	35	38
2.30%, 4/27/17†	40	41
5.30%, 2/11/21†	55	63
4.65%, 10/17/21†	35	40
6.25%, 12/15/22	35	36
General Motors Financial Co., Inc.,
4.75%, 8/15/17(1) (2)	65	65
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
7.75%, 1/15/16†	100	105
International Lease Finance Corp.,
6.25%, 5/15/19	75	78
SLM Corp.,
6.00%, 1/25/17	50	53
TD Ameritrade Holding Corp.,
4.15%, 12/1/14	55	58

		1,050

Electric - 1.5%
CMS Energy Corp.,
2.75%, 5/15/14	80	81
5.05%, 2/15/18	75	84
Duke Energy Corp.,
3.05%, 8/15/22†	35	35
Exelon Generation Co. LLC,
6.20%, 10/1/17†	75	89
NV Energy, Inc.,
6.25%, 11/15/20	65	75

		364

Electronics - 0.5%
Agilent Technologies, Inc.,
6.50%, 11/1/17	70	85
Thermo Fisher Scientific, Inc.,
3.15%, 1/15/23	35	36

		121

Engineering & Construction - 0.2%
URS Corp.,
5.00%, 4/1/22(1) (2)	50	51

FIXED INCOME PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 34.0% continued
Environmental Control - 0.1%
Clean Harbors, Inc.,
5.25%, 8/1/20(1) (2)	$25	$26

Food - 0.7%
H.J. Heinz Co.,
1.50%, 3/1/17	50	51
Smithfield Foods, Inc.,
6.63%, 8/15/22†	45	46
Unilever Capital Corp.,
0.85%, 8/2/17	90	89

		186

Forest Products & Paper - 0.5%
Domtar Corp.,
4.40%, 4/1/22†	65	66
International Paper Co.,
7.95%, 6/15/18	50	64

		130

Gas - 0.4%
CenterPoint Energy, Inc.,
6.50%, 5/1/18	40	48
Sempra Energy,
2.30%, 4/1/17	60	63

		111

Healthcare - Services - 0.9%
Aetna, Inc.,
1.75%, 5/15/17†	40	40
Cigna Corp.,
2.75%, 11/15/16†	40	42
Fresenius Medical Care US Finance II, Inc.,
5.88%, 1/31/22(2)	75	80
Laboratory Corp. of America Holdings,
2.20%, 8/23/17	35	35
WellPoint, Inc.,
3.13%, 5/15/22†	40	40

		237

Household Products/Wares - 0.6%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu,
7.75%, 10/15/16	140	146

Insurance - 1.0%
American International Group, Inc.,
3.80%, 3/22/17	50	53
8.18%, 5/15/58	45	54
Liberty Mutual Group, Inc.,
4.95%, 5/1/22(1) (2)	35	37
Protective Life Corp.,
7.38%, 10/15/19	85	101

		245

Internet - 0. 4%
eBay, Inc.,
1.35%, 7/15/17†	50	50
Symantec Corp.,
2.75%, 6/15/17†	40	41

		91

Iron/Steel - 0.4%
Cliffs Natural Resources, Inc.,
4.88%, 4/1/21†	60	59
Commercial Metals Co.,
7.35%, 8/15/18†	40	42

		101

Lodging - 0.3%
Hyatt Hotels Corp.,
6.88%, 8/15/19(1) (2)	55	65

Machinery - Diversified - 0.4%
Case New Holland, Inc.,
7.75%, 9/1/13	100	105

Media - 1.3%
CBS Corp.,
1.95%, 7/1/17	25	26
Comcast Corp.,
4.95%, 6/15/16	50	57
3.13%, 7/15/22	30	31
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
5.20%, 3/15/20	45	51
Time Warner Cable, Inc.,
8.75%, 2/14/19	35	48
4.00%, 9/1/21†	45	49
Time Warner, Inc.,
3.40%, 6/15/22†	20	21
Viacom, Inc.,
2.50%, 12/15/16	50	52

		335

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERMEDIATE BOND PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 34.0% continued
Mining - 0.3%
Freeport-McMoRan Copper & Gold, Inc.,
1.40%, 2/13/15	$35	$35
Newmont Mining Corp.,
3.50%, 3/15/22	45	46

		81

Miscellaneous Manufacturing - 0.2%
General Electric Co.,
5.25%, 12/6/17	40	47

Office/Business Equipment - 0.2%
Xerox Corp.,
4.50%, 5/15/21†	55	58

Oil & Gas - 3.8%
Anadarko Petroleum Corp.,
6.38%, 9/15/17†	75	90
Atwood Oceanics, Inc.,
6.50%, 2/1/20†	65	69
Continental Resources, Inc.,
5.00%, 9/15/22(1) (2)	50	52
EQT Corp.,
4.88%, 11/15/21	70	74
Linn Energy LLC/Linn Energy Finance Corp.,
6.25%, 11/1/19(1) (2)	145	143
Newfield Exploration Co.,
7.13%, 5/15/18	45	47
6.88%, 2/1/20†	60	65
Phillips 66,
4.30%, 4/1/22(1) (2)	65	71
Plains Exploration & Production Co.,
7.63%, 6/1/18†	50	54
6.75%, 2/1/22	85	92
QEP Resources, Inc.,
6.88%, 3/1/21	100	113
Range Resources Corp.,
5.75%, 6/1/21†	90	96

		966

Oil & Gas Services - 0.1%
Cameron International Corp.,
3.60%, 4/30/22	35	36

Pharmaceuticals - 1.1%
Cardinal Health, Inc.,
1.90%, 6/15/17†	60	61
Express Scripts Holding Co.,
3.13%, 5/15/16†	75	80
3.90%, 2/15/22(1) (2)	80	87
McKesson Corp.,
5.70%, 3/1/17	50	58

		286

Pipelines - 1.6%
Access Midstream Partners L.P./ACMP Finance Corp.,
6.13%, 7/15/22	90	93
Energy Transfer Partners L.P.,
5.20%, 2/1/22†	70	77
Kinder Morgan Energy Partners L.P.,
6.00%, 2/1/17	35	41
Kinder Morgan Finance Co. LLC,
6.00%, 1/15/18(1) (2) †	90	96
Regency Energy Partners L.P./Regency Energy Finance Corp.,
6.50%, 7/15/21	100	107

		414

Real Estate Investment Trusts - 1.7%
American Tower Corp.,
4.50%, 1/15/18	50	55
Boston Properties L.P.,
3.70%, 11/15/18†	70	74
DDR Corp.,
4.63%, 7/15/22	40	41
Entertainment Properties Trust,
5.75%, 8/15/22	50	50
HCP, Inc.,
5.63%, 5/1/17†	30	34
3.75%, 2/1/19	25	26
Health Care REIT, Inc.,
4.13%, 4/1/19	50	53
Ventas Realty L.P./Ventas Capital Corp.,
4.00%, 4/30/19	30	32
4.75%, 6/1/21	50	55

		420

Retail - 0.2%
Sally Holdings LLC/Sally Capital, Inc.,
5.75%, 6/1/22†	40	43

FIXED INCOME PORTFOLIOS    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 34.0% continued
Semiconductors - 0.4%
Samsung Electronics America, Inc.,
1.75%, 4/10/17(1) (2)	$50	$51
Texas Instruments, Inc.,
1.65%, 8/3/19†	45	45

		96

Software - 0.1%
Fidelity National Information Services, Inc.,
5.00%, 3/15/22	35	36

Telecommunications - 2.1%
AT&T, Inc.,
5.50%, 2/1/18	40	48
CC Holdings GS V LLC/Crown Castle GS III Corp.,
7.75%, 5/1/17(1) (2)	65	70
Frontier Communications Corp.,
8.25%, 4/15/17†	70	78
Qwest Communications International, Inc.,
8.00%, 10/1/15	75	79
7.13%, 4/1/18	100	106
SBA Telecommunications, Inc.,
5.75%, 7/15/20(2)	25	26
Windstream Corp.,
8.13%, 8/1/13†	110	116

		523

Transportation - 0.1%
FedEx Corp.,
2.63%, 8/1/22	25	25

Total Corporate Bonds (Cost $8,060)		8,553

FOREIGN ISSUER BONDS - 9.7%
Banks - 1.2%
Abbey National Treasury Services PLC,
4.00%, 4/27/16	45	46
HSBC Holdings PLC,
4.00%, 3/30/22†	45	48
ING Bank N.V.,
2.00%, 10/18/13(1) (2) †	80	80
Lloyds TSB Bank PLC,
4.20%, 3/28/17†	60	64
6.50%, 9/14/20(1) (2)	25	26
National Australia Bank Ltd.,
1.60%, 8/7/15	40	40

		304

Beverages - 0. 7%
Heineken N.V.,
3.40%, 4/1/22(1) (2) †	60	63
Pernod-Ricard S.A.,
4.45%, 1/15/22(1) (2) †	45	48
SABMiller PLC,
6.50%, 7/1/16(1) (2)	45	53

		164

Chemicals - 0.3%
LyondellBasell Industries N.V.,
5.00%, 4/15/19	80	85

Computers - 0.4%
Seagate HDD Cayman,
6.88%, 5/1/20	100	106

Electric - 0.3%
PPL WEM Holdings PLC,
3.90%, 5/1/16(1) (2)	75	79

Insurance - 0.5%
Allied World Assurance Co. Ltd.,
5.50%, 11/15/20	55	60
XL Group PLC,
6.50%, 4/15/17†	75	68

		128

Leisure Time - 0.4%
Royal Caribbean Cruises Ltd.,
6.88%, 12/1/13†	100	105

Media - 0.2%
Videotron Ltee,
5.00%, 7/15/22†	40	42

Mining - 0.7%
Rio Tinto Finance USA PLC,
1.63%, 8/21/17	40	40
Teck Resources Ltd.,
3.00%, 3/1/19	40	41
3.75%, 2/1/23†	45	44
Vale Overseas Ltd.,
4.38%, 1/11/22	50	51

		176

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    5    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERMEDIATE BOND PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 9.7% continued
Miscellaneous Manufacturing - 0.2%
Bombardier, Inc.,
5.75%, 3/15/22(2) †	$60	$61
Oil & Gas - 2. 1%
Cenovus Energy, Inc.,
3.00%, 8/15/22	25	26
Ensco PLC,
3.25%, 3/15/16	70	75
Noble Holding International Ltd.,
2.50%, 3/15/17	55	56
3.95%, 3/15/22†	50	53
Petrobras International Finance Co.,
3.50%, 2/6/17	60	62
Petro-Canada,
6.05%, 5/15/18	25	31
Petroleos Mexicanos,
5.50%, 1/21/21	75	87
Shell International Finance B.V.,
1.13%, 8/21/17	40	40
Total Capital International S.A.,
1.50%, 2/17/17	25	25
Transocean, Inc.,
5.05%, 12/15/16†	75	83

		538

Oil & Gas Services - 0.6%
Schlumberger Investment S.A.,
1.25%, 8/1/17(1) (2)	45	45
Weatherford International Ltd.,
5.13%, 9/15/20	60	65
4.50%, 4/15/22	30	31

		141

Pharmaceuticals - 0.2%
GlaxoSmithKline Capital PLC,
1.50%, 5/8/17	50	51

Pipelines - 0.3%
TransCanada PipeLines Ltd.,
0.88%, 3/2/15	75	75

Telecommunications - 0.8%
Intelsat Jackson Holdings S.A.,
7.25%, 10/15/20(1) (2) †	75	81
Telefonaktiebolaget LM Ericsson,
4.13%, 5/15/22	60	61
Telefonica Moviles Chile S.A.,
2.88%, 11/9/15(1) (2)	50	50

		192

Transportation - 0.8%
Kansas City Southern de Mexico S.A.de C.V.,
6.63%, 12/15/20	175	197

Total Foreign Issuer Bonds (Cost $2,345)		2,444

U.S. GOVERNMENT AGENCIES - 13.8%(3)
Fannie Mae - 12.1%
Pool #256883,
6.00%, 9/1/37	142	156
Pool #585617,
7.00%, 5/1/31(4)	—	—
Pool #745148,
5.00%, 1/1/36	689	756
Pool #AD7061,
5.50%, 6/1/40	66	73
Pool TBA,
4.50%, 9/15/40(5)	950	1,028
5.00%, 10/15/40(5)	319	348
5.50%, 10/15/40(5)	625	686

		3,047

Government National Mortgage Association - 0.7%
Series 2012-2, Class A,
1.86%, 6/16/31	172	175

Government National Mortgage Association II - 1.0%
Pool #82581,
4.00%, 7/20/40	232	248

Total U.S. Government Agencies (Cost $3,422)		3,470

U.S. GOVERNMENT OBLIGATIONS - 25.0%
U.S. Treasury Inflation Indexed Notes - 2.1%
2.00%, 1/15/14	200	260
1.63%, 1/15/15	205	264

		524

U.S. Treasury Notes - 22.9%
0.25%, 8/15/15	410	410

FIXED INCOME PORTFOLIOS    6    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 25.0% continued
U.S. Treasury Notes - 22.9% continued
0.63%, 8/31/17	$3,145	$3,149
1.00%, 8/31/19	1,515	1,514
1.63%, 8/15/22	700	704

		5,777

Total U.S. Government Obligations (Cost $6,266)		6,301

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 22.7%
Northern Institutional Funds - Diversified Assets Portfolio(6) (7)	2,523,818	$2,524
Northern Institutional Funds - Liquid Assets Portfolio(6) (8) (9)	3,181,834	3,182

Total Investment Companies (Cost $5,706)		5,706

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.6%
U.S. Treasury Bill,
0.14%, 12/20/12	$150	$150

Total Short-Term Investments (Cost $150)		150

Total Investments - 115.9% (Cost $28,428)		29,153
Liabilities less Other Assets - (15.9)%		(3,996)

NET ASSETS - 100.0%		$25,157

(1)	Restricted security that has been deemed illiquid. At August 31, 2012, the value of these restricted illiquid securities amounted to approximately $1,350,000 or 5.4% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
CC Holdings GS V LLC/ Crown Castle GS III Corp.,
7.75%, 5/1/17	1/4/10	$69

Clean Harbors, Inc.,
5.25%, 8/1/20	7/17/12	25

Continental Resources, Inc.,
5.00%, 9/15/22	8/13/12	51

Express Scripts Holding Co.,
3.90%, 2/15/22	2/6/12	78

General Motors Financial Co., Inc.,
4.75%, 8/15/17	8/13/12	65

Heineken N.V.,
3.40%, 4/1/22	3/29/12	60

Hyatt Hotels Corp.,
6.88%, 8/15/19	8/14/09	55

ING Bank N.V.,
2.00%, 10/18/13	10/13/10	80

Intelsat Jackson Holdings S.A.,
7.25%, 10/15/20	4/13/12	76

Kinder Morgan Finance Co. LLC,
6.00%, 1/15/18	4/14/11	93

Liberty Mutual Group, Inc.,
4.95%, 5/1/22	5/1/12	35

Linn Energy LLC/Linn Energy Finance Corp.,
6.25%, 11/1/19	2/28/12	145

Lloyds TSB Bank PLC,
6.50%, 9/14/20	9/7/10	25

Nissan Motor Acceptance Corp.,
4.50%, 1/30/15	1/20/10	10

Pernod-Ricard S.A.,
4.45%, 1/15/22	10/20/11	45

Phillips 66,
4.30%, 4/1/22	3/7/12	65

PPL WEM Holdings PLC,
3.90%, 5/1/16	4/18/11	75

SABMiller PLC,
6.50%, 7/1/16	10/28/10	54

Samsung Electronics America, Inc.,
1.75%, 4/10/17	4/2/12	50

Schlumberger Investment S.A.,
1.25%, 8/1/17	7/24/12	45

Telefonica Moviles Chile S.A.,
2.88%, 11/9/15	11/3/10	50

URS Corp.,
5.00%, 4/1/22	3/8/12	50

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Institutional Funds.
(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    7    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERMEDIATE BOND PORTFOLIO continued

(4)	Principal amount is less than $500.
(5)	When-Issued Security.
(6)	Investment in affiliated Portfolio.
(7)	At November 30, 2011, the value of the Portfolio’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $6,550,000 with net sales of approximately $4,026,000 during the nine months ended August 31, 2012.
(8)	At November 30, 2011, the value of the Portfolio’s investment in the Liquid Assets Portfolio of the Northern Institutional Funds was approximately $9,473,000 with net sales of approximately $6,291,000 during the nine months ended August 31, 2012.
(9)	Investment relates to cash collateral received from portfolio securities loaned.
†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

At August 31, 2012, the quality distribution for the Intermediate Bond Portfolio was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	22.7%
U.S. Agency	11.3
AAA	8.0
AA	1.4
A	8.0
BBB	17.6
BB	9.6
B	1.8
Cash Equivalents	19.6

Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Portfolio will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Intermediate Bond Portfolio’s investments, which are carried at fair value, as of August 31, 2012:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities	$—	$2,529	(1)	$—	$2,529
Corporate Bonds	—	8,553	(1)	—	8,553
Foreign Issuer Bonds	—	2,444	(1)	—	2,444
U.S. Government Agencies	—	3,470	(1)	—	3,470
U.S. Government Obligations	—	6,301	(1)	—	6,301
Investment Companies	5,706	—		—	5,706
Short-Term Investments	—	150		—	150

Total Investments	$5,706	$23,447		$—	$29,153

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At August 31, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2011. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Federal Tax Information:

At August 31, 2012, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$28,430

Gross tax appreciation of investments	$747
Gross tax depreciation of investments	(24)

Net tax appreciation of investments	$723

FIXED INCOME PORTFOLIOS    8    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

SHORT BOND PORTFOLIO	AUGUST 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 8.0%
Automobile - 0.4%
Honda Auto Receivables Owner Trust, Series 2012-1, Class A3,
0.77%, 1/15/16	$260	$261
Nissan Auto Receivables Owner Trust, Series 2012-A, Class A3,
0.73%, 5/16/16	385	389

		650
Commercial Mortgage-Backed Securities - 6.2%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2004-5, Class A4,
4.94%, 11/10/41	1,390	1,491
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-4, Class A2,
5.52%, 7/10/46	463	468
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-5, Class A2,
5.32%, 9/10/47	1,088	1,094
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-5, Class A4,
5.41%, 9/10/47	1,000	1,132
Bear Stearns Commercial Mortgage Securities, Series 2003-PWR2, Class A4,
5.19%, 5/11/39	1,076	1,111
Bear Stearns Commercial Mortgage Securities, Series 2004-PWR3, Class A4,
4.72%, 2/11/41	620	646
Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class A4,
5.41%, 12/11/40	950	1,068
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR8, Class A4,
4.67%, 6/11/41	315	344
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class A2,
4.74%, 9/11/42	357	365
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A2,
4.63%, 3/15/46	402	403
LB-UBS Commercial Mortgage Trust, Series 2003-C3, Class A4,
4.17%, 5/15/32	722	734
LB-UBS Commercial Mortgage Trust, Series 2003-C8, Class A4,
5.12%, 11/15/32	425	441
LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A2,
5.08%, 2/15/31	486	487
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A2,
5.26%, 9/15/39	56	56
Morgan Stanley Capital I, Inc., Series 2003-IQ4, Class A2,
4.07%, 5/15/40	201	204

		10,044
Credit Card - 0.4%
Discover Card Master Trust, Series 2012-A1, Class A1,
0.81%, 8/15/17	708	714

Utilities - 1.0%
CenterPoint Energy Transition Bond Co. LLC, Series 2009-1, Class A1,
1.83%, 2/15/16	832	849
CenterPoint Energy Transition Bond Co. LLC, Series 2012-1, Class A1,
0.90%, 4/15/18	700	707

		1,556
Total Asset-Backed Securities (Cost $12,789)		12,964

CORPORATE BONDS - 36.9%
Aerospace/Defense - 1.1%
General Dynamics Corp.,
5.25%, 2/1/14	510	544
Northrop Grumman Corp.,
3.70%, 8/1/14	335	352
Raytheon Co.,
1.40%, 12/15/14	325	330
United Technologies Corp.,
1.20%, 6/1/15†	510	519

		1,745
Agriculture - 0.5%
Lorillard Tobacco Co.,
2.30%, 8/21/17	160	162

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

SHORT BOND PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 36.9% continued
Agriculture - 0.5% continued
Philip Morris International, Inc.,
2.50%, 5/16/16†	$460	$485
1.13%, 8/21/17†	200	200

		847
Auto Manufacturers - 0.6%
Daimler Finance N.A. LLC,
2.30%, 1/9/15(1) (2)	315	323
1.65%, 4/10/15(1) (2)	250	253
Nissan Motor Acceptance Corp.,
4.50%, 1/30/15(1) (2)	400	428

		1,004
Auto Parts & Equipment - 0.2%
Johnson Controls, Inc.,
1.75%, 3/1/14†	345	351

Banks - 5.9%
Bank of America Corp.,
2.01%, 7/11/14†	495	496
3.70%, 9/1/15†	505	527
3.88%, 3/22/17	215	227
Capital One Financial Corp.,
2.13%, 7/15/14	545	555
2.15%, 3/23/15†	265	271
Citigroup, Inc.,
2.65%, 3/2/15†	375	382
4.45%, 1/10/17†	435	469
6.00%, 8/15/17	325	371
Goldman Sachs Group (The), Inc.,
6.00%, 5/1/14	310	331
5.13%, 1/15/15†	495	529
3.30%, 5/3/15†	595	614
3.63%, 2/7/16†	175	182
HSBC USA, Inc.,
2.38%, 2/13/15	360	369
JPMorgan Chase & Co.,
4.88%, 3/15/14	250	263
JPMorgan Chase Bank N.A.,
6.00%, 10/1/17	575	677
Morgan Stanley,
2.88%, 1/24/14†	360	363
4.00%, 7/24/15	225	229
3.45%, 11/2/15†	210	211
PNC Funding Corp.,
2.70%, 9/19/16†	350	373
U.S. Bancorp,
2.45%, 7/27/15†	500	525
1.65%, 5/15/17†	515	527
Wells Fargo & Co.,
1.50%, 7/1/15†	225	229
2.10%, 5/8/17	905	935

		9,655
Beverages - 1.5%
Anheuser-Busch InBev Worldwide, Inc.,
2.88%, 2/15/16†	270	289
1.38%, 7/15/17†	555	561
Coca-Cola (The) Co.,
0.75%, 3/13/15†	370	373
Coca-Cola Enterprises, Inc.,
1.13%, 11/12/13†	230	231
Molson Coors Brewing Co.,
2.00%, 5/1/17†	260	266
PepsiCo, Inc.,
0.75%, 3/5/15	430	432
SABMiller Holdings, Inc.,
1.85%, 1/15/15(1) (2)	350	359

		2,511
Biotechnology - 0.9%
Celgene Corp.,
1.90%, 8/15/17	840	848
Genzyme Corp.,
3.63%, 6/15/15	270	292
Gilead Sciences, Inc.,
2.40%, 12/1/14†	305	315

		1,455
Chemicals - 0.6%
Cabot Corp.,
2.55%, 1/15/18	205	209
Dow Chemical (The) Co.,
2.50%, 2/15/16†	445	463
Eastman Chemical Co.,
2.40%, 6/1/17	325	337

		1,009
Commercial Services - 0.5%
ERAC USA Finance LLC,
2.25%, 1/10/14(2)	810	819

FIXED INCOME PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 36.9% continued
Computers - 0.9%
Hewlett-Packard Co.,
2.63%, 12/9/14	$450	$460
2.60%, 9/15/17	290	287
International Business Machines Corp.,
1.95%, 7/22/16†	620	648

		1,395
Diversified Financial Services - 6.0%
American Express Credit Corp.,
1.75%, 6/12/15	210	215
2.80%, 9/19/16	215	229
2.38%, 3/24/17	205	215
BlackRock, Inc.,
3.50%, 12/10/14	930	991
1.38%, 6/1/15	165	168
Boeing Capital Corp.,
2.13%, 8/15/16†	320	336
Caterpillar Financial Services Corp.,
1.05%, 3/26/15	180	182
Ford Motor Credit Co. LLC,
3.88%, 1/15/15	400	416
7.00%, 4/15/15†	200	223
3.00%, 6/12/17†	300	301
Franklin Resources, Inc.,
3.13%, 5/20/15	750	791
General Electric Capital Corp.,
3.75%, 11/14/14†	710	753
2.25%, 11/9/15†	850	879
3.35%, 10/17/16†	330	355
General Motors Financial Co., Inc.,
4.75%, 8/15/17(1) (2)	400	403
John Deere Capital Corp.,
1.25%, 12/2/14	345	351
0.88%, 4/17/15	330	332
PACCAR Financial Corp.,
1.60%, 3/15/17	450	458
SLM Corp.,
6.00%, 1/25/17†	290	307
TD Ameritrade Holding Corp.,
4.15%, 12/1/14	1,205	1,275
Toyota Motor Credit Corp.,
2.00%, 9/15/16†	635	662

		9,842
Electric - 0.7%
CMS Energy Corp.,
2.75%, 5/15/14	295	299
Commonwealth Edison Co.,
1.63%, 1/15/14†	420	426
Florida Power Corp.,
5.65%, 6/15/18	370	450

		1,175
Electronics - 0.8%
Agilent Technologies, Inc.,
5.50%, 9/14/15	690	773
Thermo Fisher Scientific, Inc.,
1.85%, 1/15/18	470	477

		1,250
Environmental Control - 0.1%
Clean Harbors, Inc.,
5.25%, 8/1/20(1) (2)	150	154

Food - 1.2%
H.J. Heinz Co.,
1.50%, 3/1/17	160	161
Hershey (The) Co.,
1.50%, 11/1/16	235	242
Kellogg Co.,
1.13%, 5/15/15	550	554
Sysco Corp.,
0.55%, 6/12/15	380	380
Unilever Capital Corp.,
0.85%, 8/2/17†	555	550

		1,887
Gas - 0.2%
Sempra Energy,
2.30%, 4/1/17	295	309

Healthcare - Products - 0.6%
Stryker Corp.,
2.00%, 9/30/16	365	380
Zimmer Holdings, Inc.,
1.40%, 11/30/14	625	629

		1,009
Healthcare - Services - 0.3%
Aetna, Inc.,
1.75%, 5/15/17†	200	202

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

SHORT BOND PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 36.9% continued
Healthcare - Services - 0.3% continued
Cigna Corp.,
2.75%, 11/15/16†	$230	$242

		444

Insurance - 1.6%
American International Group, Inc.,
3.00%, 3/20/15	325	334
2.38%, 8/24/15	145	145
Berkshire Hathaway Finance Corp.,
1.60%, 5/15/17	425	435
Berkshire Hathaway, Inc.,
1.90%, 1/31/17†	310	322
Metropolitan Life Global Funding I,
2.50%, 9/29/15(1) (2)	450	468
New York Life Global Funding,
4.65%, 5/9/13(1) (2)	485	499
Prudential Financial, Inc.,
5.15%, 1/15/13	360	366

		2,569

Internet - 0.7%
eBay, Inc.,
1.35%, 7/15/17†	555	560
Symantec Corp.,
2.75%, 9/15/15	515	533

		1,093

Iron/Steel - 0.1%
Steel Dynamics, Inc.,
6.13%, 8/15/19(1) (2)	160	166

Machinery - Diversified - 0.3%
Case New Holland, Inc.,
7.75%, 9/1/13	500	526

Media - 2.9%
CBS Corp.,
1.95%, 7/1/17†	335	342
Comcast Corp.,
4.95%, 6/15/16	600	683
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
2.40%, 3/15/17†	680	700
NBCUniversal Media LLC,
2.10%, 4/1/14	165	168
3.65%, 4/30/15	785	841
News America, Inc.,
5.30%, 12/15/14	385	423
Time Warner Cable, Inc.,
3.50%, 2/1/15†	725	767
Viacom, Inc.,
2.50%, 12/15/16	725	759

		4,683

Mining - 0.1%
Freeport-McMoRan Copper & Gold, Inc.,
1.40%, 2/13/15†	215	216

Office/Business Equipment - 0.4%
Xerox Corp.,
4.25%, 2/15/15†	580	618

Oil & Gas - 1.4%
Anadarko Petroleum Corp.,
5.75%, 6/15/14	850	915
Devon Energy Corp.,
1.88%, 5/15/17	525	536
Phillips 66,
2.95%, 5/1/17(1) (2)	525	551
Plains Exploration & Production Co.,
7.63%, 6/1/18†	200	215

		2,217

Oil & Gas Services - 0.3%
Cameron International Corp.,
1.60%, 4/30/15	550	554

Pharmaceuticals - 1.3%
Bristol-Myers Squibb Co.,
0.88%, 8/1/17	300	298
Cardinal Health, Inc.,
1.90%, 6/15/17†	280	284
Express Scripts Holding Co.,
2.10%, 2/12/15(1) (2)	680	693
3.13%, 5/15/16†	290	308
McKesson Corp.,
5.70%, 3/1/17	300	352
Medco Health Solutions, Inc.,
2.75%, 9/15/15	170	178

		2,113

Pipelines - 1.4%
Enterprise Products Operating LLC,
3.70%, 6/1/15†	475	507
1.25%, 8/13/15	565	569

FIXED INCOME PORTFOLIOS    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 36.9% continued
Pipelines - 1.4% continued
Plains All American Pipeline L.P./PAA Finance Corp.,
5.63%, 12/15/13†	$280	$297
Williams Partners L.P.,
3.80%, 2/15/15†	780	828

		2,201

Real Estate Investment Trusts - 0.1%
Simon Property Group L.P.,
2.80%, 1/30/17†	230	241

Retail - 0.2%
McDonald’s Corp.,
0.75%, 5/29/15	330	333

Semiconductors - 0.8%
Altera Corp.,
1.75%, 5/15/17†	190	194
Samsung Electronics America, Inc.,
1.75%, 4/10/17(1) (2)	330	333
Texas Instruments, Inc.,
0.45%, 8/3/15†	725	722

		1,249

Telecommunications - 2.2%
AT&T, Inc.,
0.88%, 2/13/15†	630	635
2.40%, 8/15/16†	625	662
Cellco Partnership/Verizon Wireless Capital LLC,
5.55%, 2/1/14†	550	586
Cisco Systems, Inc.,
1.63%, 3/14/14†	320	326
Juniper Networks, Inc.,
3.10%, 3/15/16†	500	523
Qwest Communications International, Inc.,
8.00%, 10/1/15	225	235
Verizon Communications, Inc.,
2.00%, 11/1/16†	325	340
Windstream Corp.,
8.13%, 8/1/13†	340	359

		3,666

Transportation - 0.5%
Ryder System, Inc.,
3.15%, 3/2/15	775	802

Total Corporate Bonds (Cost $58,376)		60,108

FOREIGN ISSUER BONDS - 10.7%
Auto Manufacturers - 0.3%
Volkswagen International Finance N.V.,
1.63%, 3/22/15(1) (2)	465	471

Banks - 3.1%
Abbey National Treasury Services PLC,
2.88%, 4/25/14†	575	576
Bank of Montreal,
2.50%, 1/11/17†	360	381
Bank of Nova Scotia,
1.85%, 1/12/15†	585	601
1.95%, 1/30/17(1) (2)	550	574
Commonwealth Bank of Australia,
1.95%, 3/16/15	725	738
ING Bank N.V.,
2.00%, 10/18/13(1) (2) †	855	858
Lloyds TSB Bank PLC,
4.20%, 3/28/17†	285	302
National Australia Bank Ltd.,
1.60%, 8/7/15	235	237
National Bank of Canada,
1.50%, 6/26/15	340	346
Toronto-Dominion Bank (The),
1.38%, 7/14/14†	325	331
Westpac Banking Corp.,
3.00%, 12/9/15	190	201

		5,145

Beverages - 0.3%
Pernod-Ricard S.A.,
2.95%, 1/15/17(1) (2) †	560	584

Chemicals - 0.3%
Potash Corp. of Saskatchewan, Inc.,
3.75%, 9/30/15	460	497

Diversified Financial Services - 0.3%
Macquarie Group Ltd.,
7.30%, 8/1/14(1) (2)	470	507

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    5    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

SHORT BOND PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 10.7% continued
Healthcare - Products - 0.3%
Covidien International Finance S.A.,
1.35%, 5/29/15†	$525	$530

Leisure Time - 0.4%
Royal Caribbean Cruises Ltd.,
6.88%, 12/1/13†	685	721

Mining - 0.9%
Rio Tinto Finance USA PLC,
2.00%, 3/22/17†	455	466
1.63%, 8/21/17	260	260
Teck Resources Ltd.,
2.50%, 2/1/18†	695	700

		1,426

Oil & Gas - 2.7%
BP Capital Markets PLC,
2.25%, 11/1/16†	315	329
1.85%, 5/5/17	220	225
Canadian Natural Resources Ltd.,
5.70%, 5/15/17	375	445
Cenovus Energy, Inc.,
4.50%, 9/15/14	335	359
Ensco PLC,
3.25%, 3/15/16	250	267
Noble Holding International Ltd.,
2.50%, 3/15/17	950	975
Petrobras International Finance Co.,
2.88%, 2/6/15†	510	524
Shell International Finance B.V.,
1.13%, 8/21/17	240	241
Statoil ASA,
1.80%, 11/23/16	290	301
Total Capital International S.A.,
1.50%, 2/17/17	470	477
Transocean, Inc.,
5.05%, 12/15/16†	250	277

		4,420

Oil & Gas Services - 0.2%
Schlumberger Investment S.A.,
1.25%, 8/1/17(1) (2)	290	290

Pharmaceuticals - 0.4%
GlaxoSmithKline Capital PLC,
0.75%, 5/8/15	410	412
Teva Pharmaceutical Finance II B.V./Teva Pharmaceutical Finance III LLC,
3.00%, 6/15/15†	165	175

		587

Pipelines - 0.3%
TransCanada PipeLines Ltd.,
0.88%, 3/2/15†	485	488

Telecommunications - 1.0%
America Movil S.A.B. de C.V.,
5.75%, 1/15/15	520	578
Intelsat Jackson Holdings S.A.,
7.25%, 10/15/20(1) (2) †	300	323
Nippon Telegraph & Telephone Corp.,
1.40%, 7/18/17	210	212
Vodafone Group PLC,
4.15%, 6/10/14	435	462

		1,575

Transportation - 0.2%
Canadian National Railway Co.,
1.45%, 12/15/16†	265	269

Total Foreign Issuer Bonds (Cost $17,043)		17,510

U.S. GOVERNMENT AGENCIES - 11 .8%(3)
Fannie Mae - 6.5%
Pool #555649,
7.50%, 10/1/32	73	89
Pool #893082,
2.87%, 9/1/36	432	465
Pool #AB3114,
5.00%, 6/1/41	1,376	1,533
Pool #AD7061,
5.50%, 6/1/40	214	236
Pool TBA,
4.50%, 9/15/40(4)	5,300	5,735
5.50%, 10/15/40(4)	2,300	2,522

		10,580

Freddie Mac - 1.3%
Pool #1B3617,
5.75%, 10/1/37	302	321
Pool #848076,
5.48%, 6/1/38	694	751

FIXED INCOME PORTFOLIOS    6    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 11.8%(3) continued
Freddie Mac - 1.3% continued
Series 3730, Class PL,
4.50%, 1/15/33	$1,033	$1,059

		2,131

Freddie Mac Gold - 0.7%
Pool #A92650,
5.50%, 6/1/40	617	675
Pool #G13387,
5.00%, 4/1/23	516	560

		1,235

Government National Mortgage Association - 1.7%
Series 2007-15, Class A,
4.51%, 10/16/28	262	264
Series 2007-4, Class A,
4.21%, 6/16/29	52	52
Series 2011-49, Class A,
2.45%, 7/16/38	972	1,002
Series 2011-49, Class AB,
2.80%, 1/16/34	482	496
Series 2012-2, Class A,
1.86%, 6/16/31	573	585
Series 2012-22, Class AB,
1.66%, 3/16/33	300	305

		2,704

Government National Mortgage Association II - 1.6%
Pool #82581,
4.00%, 7/20/40	1,269	1,359
Pool #83021,
3.00%, 1/20/42	1,223	1,301

		2,660

Total U.S. Government Agencies (Cost $19,090)		19,310

U.S. GOVERNMENT OBLIGATIONS - 25.5%
U.S. Treasury Inflation Indexed Notes - 5.1%
2.00%, 1/15/14	3,185	4,129
1.63%, 1/15/15	3,200	4,123

		8,252

U.S. Treasury Notes - 20.4%
0.25%, 8/31/14	17,815	17,823
0.25%, 8/15/15	13,110	13,093
1.50%, 7/31/16	1,600	1,667
0.63%, 8/31/17	720	721

		33,304

Total U.S. Government Obligations (Cost $41,449)		41,556

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 23.6%
Northern Institutional Funds - Diversified Assets Portfolio(5) (6)	18,633,257	$18,633
Northern Institutional Funds - Liquid Assets Portfolio(5) (7) (8)	19,776,891	19,777

Total Investment Companies (Cost $38,410)		38,410

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 0.1%
U.S. Treasury Bill,
0.15%, 12/20/12(9)	$200	$200

Total Short-Term Investments (Cost $200)		200

Total Investments - 116.6% (Cost $187,357)		190,058

Liabilities less Other Assets - (16.6)%		(27,112)

NET ASSETS - 100.0%		$162,946

(1)	Restricted security that has been deemed illiquid. At August 31, 2012, the value of these restricted illiquid securities amounted to approximately $8,237,000 or 5.1% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Bank of Nova Scotia,
1.95%, 1/30/17	1/20/12	$549

Clean Harbors, Inc.,
5.25%, 8/1/20	7/17/12	150

Daimler Finance N.A. LLC,
2.30%, 1/9/15	1/4/12	315

Daimler Finance N.A. LLC,
1.65%, 4/10/15	4/2/12	250

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    7    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

SHORT BOND PORTFOLIO continued

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Express Scripts Holding Co.,
2.10%, 2/12/15	2/6/12	$677

General Motors Financial Co., Inc.,
4.75%, 8/15/17	8/13/12	400

ING Bank N.V.,
2.00%, 10/18/13	10/13/10	853

Intelsat Jackson Holdings S.A.,
7.25%, 10/15/20	4/13/12	305

Macquarie Group Ltd.,
7.30%, 8/1/14	12/14/10-12/15/10	513
Metropolitan Life Global Funding I,
2.50%, 9/29/15	9/22/10	450

New York Life Global Funding,
4.65%, 5/9/13	10/27/09	515

Nissan Motor Acceptance Corp.,
4.50%, 1/30/15	1/20/10	398

Pernod-Ricard S.A.,
2.95%, 1/15/17	1/10/12-4/18/12	562

Phillips 66,
2.95%, 5/1/17	3/7/12	525

SABMiller Holdings, Inc.,
1.85%, 1/15/15	1/11/12	350

Samsung Electronics America, Inc.,
1.75%, 4/10/17	4/2/12	329

Schlumberger Investment S.A.,
1.25%, 8/1/17	7/24/12	290

Steel Dynamics, Inc.,
6.13%, 8/15/19	8/2/12	160

Volkswagen International Finance N.V.,
1.63%, 3/22/15	3/19/12	464

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Institutional Funds.
(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(4)	When-Issued Security.
(5)	Investment in affiliated Portfolio.
(6)	At November 30, 2011, the value of the Portfolio’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $18,653,000 with net sales of approximately $20,000 during the nine months ended August 31, 2012.
(7)	Investment relates to cash collateral received from portfolio securities loaned.
(8)	At November 30, 2011, the value of the Portfolio’s investment in the Liquid Assets Portfolio of the Northern Institutional Funds was approximately $24,390,000 with net sales of approximately $4,613,000 during the nine months ended August 31, 2012.
(9)	Security pledged as collateral to cover margin requirements for open futures contracts.
†	Security is either wholly or partially on loan.

Percentages shown are based on Net Assets.

At August 31, 2012, the credit quality distribution for the Short Bond Portfolio was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	24.1%
U.S. Agency	8.0
AAA	6.8
AA	4.4
A	19.2
BBB	15.6
BB	1.4
B	0.3
Cash Equivalents	20.2

Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Portfolio will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At August 31, 2012, the Short Bond Portfolio had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
Five Year U.S. Treasury Note	(52)	$6,498	Short	9/12	$(27)

FIXED INCOME PORTFOLIOS    8    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2012 (UNAUDITED)

Various inputs are used in determining the value of the Portfolio’s investments.

These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Short Bond Portfolio’s investments and other financial instruments, which are carried at fair value, as of August 31, 2012:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities	$—	$12,964	(1)	$—	$12,964
Corporate Bonds	—	60,108	(1)	—	60,108
Foreign Issuer Bonds	—	17,510	(1)	—	17,510
U.S. Government Agencies	—	19,310	(1)	—	19,310
U.S. Government Obligations	—	41,556	(1)	—	41,556
Investment Companies	38,410	—		—	38,410
Short-Term Investments	—	200		—	200

Total Investments	$38,410	$151,648		$—	$190,058

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(27)	$—		$—	$(27)

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At August 31, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2011. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Federal Tax Information:

At August 31, 2012, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$187,368

Gross tax appreciation of investments	$2,784
Gross tax depreciation of investments	(94)

Net tax appreciation of investments	$2,690

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    9    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SECURITIES PORTFOLIO	AUGUST 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 40.3%(1)
Fannie Mae - 31.2%
Pool #555649,
7.50%, 10/1/32	$52	$64
Pool #745148,
5.00%, 1/1/36	367	403
Pool #893082,
2.87%, 9/1/36	163	175
Pool #AB6019,
3.50%, 8/1/42	1,083	1,149
Pool #AH1166,
4.50%, 12/1/40	280	309
Pool #AL1895,
3.50%, 6/1/42	1,081	1,156
Pool #AP2427,
3.50%, 8/1/42	1,090	1,166
Pool #AP2824,
3.50%, 7/1/42	1,088	1,154
Pool TBA,
4.50%, 9/15/40(2)	2,200	2,381
4.00%, 10/15/40(2)	5,000	5,354
5.00%, 10/15/40(2)	705	770
3.50%, 10/1/41(2)	3,590	3,798
Series 2007, Class 26C,
5.50%, 3/25/33	218	224

		18,103

Federal Home Loan Bank - 0.7%
1.63%, 11/21/12	390	391

Freddie Mac - 5.6%
3.00%, 7/28/14	50	53
1.25%, 5/12/17	1,750	1,791
Pool #1J0365,
3.00%, 4/1/37	213	230
Pool #1J2840,
5.87%, 9/1/37	355	372
Pool #410092,
2.29%, 11/1/24	55
Series 3730, Class PL,
4.50%, 1/15/33	764	782

		3,233

Government National Mortgage Association - 1.9%
Series 2010, Class 141A,
1.86%, 8/16/31	283	286
Series 2011, Class 31A,
2.21%, 12/16/35	338	345
Series 2011, Class 49A,
2.45%, 7/16/38	292	301
Series 2011, Class 49AB,
2.80%, 1/16/34	193	198

		1,130

Government National Mortgage Association II - 0.9%
Pool #82581,
4.00%, 7/20/40	475	508

Total U.S. Government Agencies (Cost $23,173)		23,365

U.S. GOVERNMENT OBLIGATIONS - 39.1%
U.S. Treasury Inflation Indexed Notes - 2.0%
2.00%, 1/15/14	440	571
1.63%, 1/15/15	445	573

		1,144

U.S. Treasury Notes - 37.1%
0.25%, 8/31/14	3,600	3,602
0.25%, 8/15/15	10,145	10,132
0.63%, 8/31/17	7,820	7,831

		21,565

Total U.S. Government Obligations (Cost $22,640)		22,709

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES - 36.2%
Northern Institutional Funds - U.S. Government Portfolio(3) (4)	21,037,715	$21,038

Total Investment Companies (Cost $21,038)		21,038

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    FIXED INCOME PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SECURITIES PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 3.2%
U.S. Treasury Bill,
0.14%, 12/20/12	$1,850	$1,849

Total Short-Term Investments (Cost $1,849)		1,849

Total Investments - 118.8% (Cost $68,700)		68,961

Liabilities less Other Assets - (18.8)%		(10,903)

NET ASSETS - 100.0%		$58,058

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(2)	When-Issued Security.
(3)	At November 30, 2011, the value of the Portfolio’s investment in the U.S. Government Portfolio of the Northern Institutional Funds was approximately $9,063,000 with net purchases of approximately $11,975,000 during the nine months ended August 31, 2012.
(4)	Investment in affiliated Portfolio.

Percentages shown are based on Net Assets.

At August 31, 2012, the quality distribution for the U.S. Government Securities Portfolio was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	37.3%
U.S. Agency	32.2
Cash Equivalents	30.5

Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Portfolio will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three Levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the U.S. Government Securities Portfolio’s investments, which are carried at fair value, as of August 31, 2012:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
U.S. Government Agencies	$—	$23,365	(1)	$—	$23,365
U.S. Government Obligations	—	22,709	(1)	—	22,709
Investment Companies	21,038	—		—	21,038
Short-Term Investments	—	1,849		—	1,849

Total Investments	$21,038	$47,923		$—	$68,961

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At August 31, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2011. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Federal Tax Information:

At August 31, 2012, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$68,700

Gross tax appreciation of investments	$281
Gross tax depreciation of investments	(20)

Net tax appreciation of investments	$261

FIXED INCOME PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY PORTFOLIO	AUGUST 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.5%
Australia - 1.7%
Woodside Petroleum Ltd.	35,105	$1,249
WorleyParsons Ltd.	29,201	804

		2,053

Belgium - 2.5%
Anheuser-Busch InBev N.V.	35,946	3,023

Brazil - 2.7%
Petroleo Brasileiro S.A. ADR†	66,274	1,401
Vale S.A. ADR†	107,623	1,762

		3,163

China - 1.4%
Bank of China Ltd., Class H	4,715,400	1,719

Denmark - 1.1%
Novo-Nordisk A/S, Class B	8,450	1,330

France - 7.6%
BNP Paribas S.A.	34,471	1,491
Bouygues S.A.	73,322	1,819
Danone S.A.	29,643	1,845
Societe Generale S.A.*	47,983	1,264
Total S.A.	26,106	1,301
Wendel S.A.	17,113	1,286

		9,006

Germany - 12.3%
Adidas A.G.	18,134	1,417
Allianz S.E. (Registered)	15,337	1,684
Bayer A.G. (Registered)	17,847	1,384
Deutsche Bank A.G. (Registered)	41,467	1,470
E.ON A.G.	17,706	406
GEA Group A.G.	57,510	1,518
Infineon Technologies A.G.	171,210	1,181
SAP A.G.	47,967	3,161
Siemens A.G. (Registered)	26,204	2,485

		14,706

Hong Kong - 0.7%
AIA Group Ltd.	243,000	837

Ireland - 1.7%
WPP PLC	152,442	1,974

Japan - 9.7%
Kawasaki Heavy Industries Ltd.	415,700	889
Kubota Corp.	144,300	1,396
Mitsubishi UFJ Financial Group, Inc.	559,390	2,564
Mitsui & Co. Ltd.	112,200	1,577
NTT DOCOMO, Inc.	999	1,703
Shimano, Inc.	22,428	1,619
Tokio Marine Holdings, Inc.	75,200	1,810

		11,558

Netherlands - 5.7%
ArcelorMittal	126,276	1,882
ASML Holding N.V.	23,237	1,313
Koninklijke Vopak N.V.	19,618	1,257
Royal Dutch Shell PLC, Class B	65,538	2,365

		6,817

Norway - 0.7%
TGS Nopec Geophysical Co. ASA	28,405	830

Portugal - 1.3%
Jeronimo Martins SGPS S.A.	93,272	1,558

Singapore - 1.6%
DBS Group Holdings Ltd.	164,773	1,913

South Korea - 4.6%
Hyundai Motor Co.	13,196	2,810
Samsung Electronics Co. Ltd.	1,300	1,420
SK Telecom Co. Ltd. ADR†	83,332	1,195

		5,425

Spain - 1.2%
Banco Santander S.A.	208,546	1,480

Sweden - 3.6%
Autoliv, Inc.†	21,825	1,294
Husqvarna AB, Class B†	317,707	1,519
Telefonaktiebolaget LM Ericsson, Class B	160,815	1,499

		4,312

Switzerland - 9.4%
ABB Ltd. (Registered)	34,355	596
Credit Suisse Group A.G. (Registered)	59,846	1,152
Givaudan S.A. (Registered)	1,313	1,238
Novartis A.G. (Registered)	45,708	2,692
Roche Holding A.G. (Genusschein)	14,385	2,617
Syngenta A.G. (Registered)	3,663	1,234
Xstrata PLC	113,507	1,710

		11,239

United Kingdom - 18.9%
BAE Systems PLC	181,211	914
Barclays PLC	1,062,649	3,095
BP PLC	339,876	2,377

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.5% continued
United Kingdom - 18.9% continued
Compass Group PLC	111,604	$1,257
GlaxoSmithKline PLC	96,485	2,182
Man Group PLC	1,096,133	1,241
Pearson PLC	60,613	1,149
Prudential PLC	170,046	2,127
Rolls-Royce Holdings PLC	70,451	916
Standard Chartered PLC	100,567	2,224
Vodafone Group PLC	1,100,452	3,172
Weir Group (The) PLC†	74,768	1,934

		22,588

United States - 6.1%
Halliburton Co.	65,954	2,161
Mead Johnson Nutrition Co.	22,659	1,662
Schlumberger Ltd.	27,623	1,999
Virgin Media, Inc.†	52,026	1,434

		7,256

Total Common Stocks(1) (Cost $104,916)		112,787

PREFERRED STOCKS - 4.1%
Brazil - 1.9%
Itau Unibanco Holding S.A. ADR†	145,175	2,295

Germany - 2.2%
Volkswagen A.G.	14,586	2,571

Total Preferred Stocks(1) (Cost $5,811)		4,866

INVESTMENT COMPANIES - 9.2%
Northern Institutional Funds - Diversified Assets Portfolio(2) (3)	956,228	956
Northern Institutional Funds - Liquid Assets Portfolio(2) (4) (5)	9,982,909	9,983

Total Investment Companies (Cost $10,939)		10,939

Total Investments - 107.8% (Cost $121,666)		128,592

Liabilities less Other Assets - (7.8)%		(9,285)

NET ASSETS - 100.0%		$119,307

(1)	In accordance with the Portfolio’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	Investment in affiliated Portfolio.
(3)	At November 30, 2011, the value of the Portfolio’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $868,000 with net purchases of approximately $88,000 during the nine months ended August 31, 2012.
(4)	Investment relates to cash collateral received from portfolio securities loaned.
(5)	At November 30, 2011, the value of the Portfolio’s investment in the Liquid Assets Portfolio of the Northern Institutional Funds was approximately $3,785,000 with net purchases of approximately $6,198,000 during the nine months ended August 31, 2012.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At August 31, 2012, the industry sectors for the International Equity Portfolio were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	14.5%
Consumer Staples	6.9
Energy	12.3
Financials	25.2
Health Care	8.7
Industrials	13.0
Information Technology	7.3
Materials	6.6
Telecommunication Services	5.2
Utilities	0.3

Total	100.0%

At August 31, 2012, the International Equity Portfolio’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	31.3%
British Pound	24.3
United States Dollar	12.9
Japanese Yen	9.8
Swiss Franc	8.1
All other currencies less than 5%	13.6

Total	100.0%

EQUITY PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2012 (UNAUDITED)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Portfolio adjusted the price of certain foreign equity securities held in its portfolio on August 31, 2012 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the International Equity Portfolio’s investments, which are carried at fair value, as of August 31, 2012:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Consumer Discretionary	$2,729	$11,746	$—	$14,475
Consumer Staples	1,661	6,426	—	8,087
Energy	5,561	8,925	—	14,486
Financials	—	27,355	—	27,355
Health Care	—	10,205	—	10,205
Industrials	—	15,301	—	15,301
Information Technology	—	8,574	—	8,574
Materials	1,762	6,064	—	7,826
Telecommunication
Services	1,195	4,876	—	6,071
Utilities	—	407	—	407
Preferred Stocks
Consumer Discretionary	—	2,571	—	2,571
Financials	2,295	—	—	2,295
Investment Companies	10,939	—	—	10,939

Total Investments	$26,142	$102,450	$—	$128,592

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At August 31, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2011. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Federal Tax Information:

At August 31, 2012, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$124,553

Gross tax appreciation of investments	$19,429
Gross tax depreciation of investments	(15,390)

Net tax appreciation of investments	$4,039

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO	AUGUST 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6%
Australia - 8.8%
AGL Energy Ltd.†	12,901	$202
ALS Ltd.	8,015	69
Alumina Ltd.	54,918	42
Amcor Ltd.	28,701	224
AMP Ltd.	68,607	317
APA Group†	14,575	73
Asciano Ltd.	23,386	108
ASX Ltd.	4,237	134
Australia & New Zealand Banking Group Ltd.	63,969	1,645
Bendigo and Adelaide Bank Ltd.†	9,178	72
BGP Holdings PLC - (Fractional Shares)*	104,706	—
BHP Billiton Ltd.	77,036	2,532
Boral Ltd.	17,663	63
Brambles Ltd.	37,421	264
Caltex Australia Ltd.	3,093	50
Centro Retail Australia	31,398	70
CFS Retail Property Trust Group†	47,051	93
Coca-Cola Amatil Ltd.	13,700	194
Cochlear Ltd.†	1,356	95
Commonwealth Bank of Australia	37,962	2,153
Computershare Ltd.	10,543	92
Crown Ltd.	9,729	90
CSL Ltd.	12,163	560
Dexus Property Group	107,967	107
Echo Entertainment Group Ltd.	16,891	71
Fairfax Media Ltd.†	58,106	25
Fortescue Metals Group Ltd.†	33,405	125
Goodman Group	37,557	155
GPT Group	34,004	123
Harvey Norman Holdings Ltd.†	13,417	28
Iluka Resources Ltd.	10,068	96
Incitec Pivot Ltd.	39,230	118
Insurance Australia Group Ltd.	50,288	216
Leighton Holdings Ltd.	3,555	59
Lend Lease Group†	12,999	114
Lynas Corp. Ltd.†*	38,120	25
Macquarie Group Ltd.	7,933	221
Metcash Ltd.	21,715	82
Mirvac Group	81,992	115
National Australia Bank Ltd.	53,459	1,397
Newcrest Mining Ltd.	18,194	464
Orica Ltd.	8,744	219
Origin Energy Ltd.	26,126	323
OZ Minerals Ltd.	7,082	46
Qantas Airways Ltd.*	29,501	35
QBE Insurance Group Ltd.	28,027	378
QR National Ltd.	41,479	150
Ramsay Health Care Ltd.	3,119	80
Rio Tinto Ltd.	10,484	537
Santos Ltd.	22,555	262
Sims Metal Management Ltd.	3,580	34
Sonic Healthcare Ltd.	8,839	123
SP AusNet	38,147	42
Stockland	53,295	175
Suncorp Group Ltd.	30,878	294
Sydney Airport	9,096	31
Tabcorp Holdings Ltd.	16,461	50
Tatts Group Ltd.†	33,911	95
Telstra Corp. Ltd.	104,116	415
Toll Holdings Ltd.	15,944	77
Transurban Group	31,807	199
Wesfarmers Ltd.	24,154	864
Westfield Group	51,548	528
Westfield Retail Trust	69,744	209
Westpac Banking Corp.	72,947	1,872
Whitehaven Coal Ltd.†	10,221	35
Woodside Petroleum Ltd.	15,778	562
Woolworths Ltd.	29,456	902
WorleyParsons Ltd.	4,910	135

		21,355

Austria - 0.2%
Andritz A.G.	1,809	93
Erste Group Bank A.G.*	5,071	102
IMMOFINANZ A.G.†	22,543	72
OMV A.G.	3,426	114
Raiffeisen Bank International A.G.	1,268	42
Telekom Austria A.G.	5,380	43
Verbund A.G.	1,545	31
Vienna Insurance Group A.G. Wiener Versicherung Gruppe	881	37
Voestalpine A.G.	2,514	72

		606

Belgium - 1.1%
Ageas	5,599	124
Anheuser-Busch InBev N.V.	19,154	1,611
Belgacom S.A.	3,578	106
Colruyt S.A.	1,828	87
Delhaize Group S.A.	2,431	96

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6% continued
Belgium - 1.1% continued
Groupe Bruxelles Lambert S.A.	1,954	$135
KBC Groep N.V.	3,906	85
Mobistar S.A.	603	19
Solvay S.A., Class A	1,426	160
Telenet Group Holding N.V.†	1,329	52
UCB S.A.	2,634	129
Umicore S.A.	2,756	130

		2,734

Denmark - 1.2%
A.P. Moller - Maersk A/S, Class A	13	80
A.P. Moller - Maersk A/S, Class B	32	209
Carlsberg A/S, Class B	2,581	223
Coloplast A/S, Class B	546	109
Danske Bank A/S*	15,766	273
DSV A/S	4,519	98
Novo-Nordisk A/S, Class B	9,710	1,528
Novozymes A/S, Class B	5,876	163
TDC A/S	11,728	78
Tryg A/S	640	40
William Demant Holding A/S†*	620	53

		2,854

Finland - 0.7%
Elisa OYJ	3,273	69
Fortum OYJ	10,563	195
Kesko OYJ, Class B	1,467	39
Kone OYJ, Class B	3,708	227
Metso OYJ	3,061	109
Neste Oil OYJ†	2,674	31
Nokia OYJ†	89,055	251
Nokian Renkaat OYJ	2,648	104
Orion OYJ, Class B	2,442	50
Pohjola Bank PLC, Class A	3,199	36
Sampo OYJ, Class A	10,039	287
Stora Enso OYJ, Class R	13,475	81
UPM-Kymmene OYJ	12,739	141
Wartsila OYJ Abp	3,996	128

		1,748

France - 8.9%
Accor S.A.	3,547	112
Aeroports de Paris†	706	56
Air Liquide S.A.	7,422	872
Alcatel-Lucent†*	55,191	63
Alstom S.A.	4,947	176
ArcelorMittal	22,505	335
Arkema S.A.	1,486	126
AtoS	1,282	75
AXA S.A.	42,080	607
BNP Paribas S.A.	23,011	995
Bouygues S.A.	4,555	113
Bureau Veritas S.A.	1,346	124
Cap Gemini S.A.	3,578	131
Carrefour S.A.	13,883	290
Casino Guichard Perrachon S.A.	1,349	120
Christian Dior S.A.	1,322	188
Cie de St-Gobain	9,424	322
Cie Generale de Geophysique - Veritas*	3,354	97
Cie Generale des Etablissements Michelin	4,328	309
Cie Generale d’Optique Essilor International S.A.	4,796	418
CNP Assurances	3,454	42
Credit Agricole S.A.*	23,900	139
Danone S.A.	13,880	864
Dassault Systemes S.A.	1,468	142
Edenred	4,075	109
Electricite de France S.A.	5,876	119
Eurazeo	717	31
Eutelsat Communications S.A.	3,163	97
Fonciere Des Regions	593	42
France Telecom S.A.	44,338	612
GDF Suez	30,519	750
Gecina S.A.	503	48
Groupe Eurotunnel S.A. (Registered)	13,448	101
ICADE	611	46
Iliad S.A.	545	86
Imerys S.A.	762	37
JCDecaux S.A.	1,745	40
Klepierre	2,378	77
Lafarge S.A.	4,501	214
Lagardere S.C.A.	2,775	78
Legrand S.A.	5,667	195
L’Oreal S.A.	5,758	707
LVMH Moet Hennessy Louis Vuitton S.A.	6,044	985
Natixis	21,568	59
Pernod-Ricard S.A.	5,058	544
Peugeot S.A.†*	5,404	41
PPR	1,775	277
Publicis Groupe S.A.	4,212	218
Remy Cointreau S.A.†	553	63

EQUITY PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6% continued
France - 8.9% continued
Renault S.A.	4,634	$216
Rexel S.A.	2,652	52
Safran S.A.	5,430	190
Sanofi	28,360	2,316
Schneider Electric S.A.	12,381	780
SCOR S.E.	3,820	94
SES S.A.	7,234	186
Societe BIC S.A.	643	69
Societe Generale S.A.*	16,551	436
Sodexo	2,256	178
Suez Environnement Co.	6,629	74
Technip S.A.	2,398	252
Thales S.A.	2,163	72
Total S.A.	50,742	2,528
Unibail-Rodamco S.E.	2,172	442
Vallourec S.A.	2,473	114
Veolia Environnement S.A.	7,990	84
Vinci S.A.	11,072	480
Vivendi S.A.	30,847	604
Wendel S.A.	758	57
Zodiac Aerospace	796	76

		21,592

Germany - 7.6%
Adidas A.G.	4,964	388
Allianz S.E. (Registered)	10,854	1,191
Axel Springer A.G.†	948	43
BASF S.E.	21,921	1,701
Bayer A.G. (Registered)	19,739	1,531
Bayerische Motoren Werke A.G.	7,925	573
Beiersdorf A.G.	2,361	169
Brenntag A.G.	1,240	148
Celesio A.G.	2,027	37
Commerzbank A.G.*	86,852	137
Continental A.G.	1,932	192
Daimler A.G. (Registered)	21,597	1,057
Deutsche Bank A.G. (Registered)	22,214	787
Deutsche Boerse A.G.	4,652	240
Deutsche Lufthansa A.G. (Registered)	5,400	67
Deutsche Post A.G. (Registered)	20,070	389
Deutsche Telekom A.G. (Registered)†	66,818	796
E.ON A.G.	42,930	986
Fraport A.G. Frankfurt Airport Services Worldwide	879	49
Fresenius Medical Care A.G. & Co. KGaA	4,995	360
Fresenius S.E. & Co. KGaA	2,933	313
GEA Group A.G.	4,196	111
Hannover Rueckversicherung A.G. (Registered)	1,451	89
HeidelbergCement A.G.	3,380	170
HeidelbergCement A.G. (VVPR) (1)*	83	—
Henkel A.G. & Co. KGaA	3,035	188
Hochtief A.G.†*	695	33
Hugo Boss A.G.	611	56
Infineon Technologies A.G.	26,243	181
K+S A.G. (Registered)	4,159	203
Kabel Deutschland Holding A.G.*	2,154	142
Lanxess A.G.	2,013	153
Linde A.G.	4,425	697
MAN S.E.	988	91
Merck KGaA	1,552	177
Metro A.G.†	3,091	93
Muenchener Rueckversicherungs A.G. (Registered)	4,302	637
RWE A.G.	11,609	486
Salzgitter A.G.	1,021	38
SAP A.G.	21,956	1,447
Siemens A.G. (Registered)	19,655	1,864
Suedzucker A.G.	1,581	53
ThyssenKrupp A.G.	9,252	184
United Internet A.G. (Registered)	2,220	45
Volkswagen A.G.	708	115
Wacker Chemie A.G.	417	27

		18,434

Greece - 0.1%
Coca Cola Hellenic Bottling Co. S.A.	4,877	91
OPAP S.A.	5,157	36

		127

Hong Kong - 3.0%
AIA Group Ltd.	245,398	846
ASM Pacific Technology Ltd.†	4,700	52
Bank of East Asia Ltd.†	31,752	116
BOC Hong Kong Holdings Ltd.	89,108	283
Cathay Pacific Airways Ltd.†	26,506	43
Cheung Kong Holdings Ltd.	32,729	446
Cheung Kong Infrastructure Holdings Ltd.	12,353	75
CLP Holdings Ltd.	43,521	363
First Pacific Co. Ltd.	48,909	53
Foxconn International Holdings Ltd.*	57,127	18

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6% continued
Hong Kong - 3.0% continued
Galaxy Entertainment Group Ltd.†*	34,536	$99
Hang Lung Group Ltd.†	20,462	128
Hang Lung Properties Ltd.	53,501	183
Hang Seng Bank Ltd.†	18,379	262
Henderson Land Development Co. Ltd.	22,185	137
Hong Kong & China Gas Co. Ltd.	123,380	291
Hong Kong Exchanges and Clearing Ltd.†	24,303	324
Hopewell Holdings Ltd.	15,000	48
Hutchison Whampoa Ltd.	50,698	445
Hysan Development Co. Ltd.	14,732	66
Kerry Properties Ltd.	17,004	81
Li & Fung Ltd.†	139,618	228
Lifestyle International Holdings Ltd.	11,953	26
Link REIT (The)	53,966	241
MGM China Holdings Ltd.	22,646	37
MTR Corp. Ltd.	34,129	123
New World Development Co. Ltd.	87,990	110
Noble Group Ltd.	91,326	88
NWS Holdings Ltd.	35,919	57
Orient Overseas International Ltd.	4,500	24
PCCW Ltd.	89,374	34
Power Assets Holdings Ltd.	33,433	271
Sands China Ltd.	57,813	204
Shangri-La Asia Ltd.	35,574	67
Sino Land Co. Ltd.	71,135	117
SJM Holdings Ltd.	44,889	95
Sun Hung Kai Properties Ltd.	38,048	495
Swire Pacific Ltd., Class A	16,051	190
Wharf Holdings Ltd.	36,466	225
Wheelock & Co. Ltd.	22,021	84
Wing Hang Bank Ltd.	4,808	43
Wynn Macau Ltd.†	37,153	86
Yangzijiang Shipbuilding Holdings Ltd.	44,000	35
Yue Yuen Industrial Holdings Ltd.	17,710	51

		7,290

Ireland - 0.8%
CRH PLC	16,381	289
CRH PLC	1,027	18
Elan Corp. PLC†*	12,106	138
Experian PLC	23,911	381
Irish Bank Resolution Corp. Ltd.(1) *	6,354	—
James Hardie Industries S.E.	10,313	90
Kerry Group PLC, Class A	3,542	170
Ryanair Holdings PLC*	3,150	17
Shire PLC	13,354	403
WPP PLC	29,970	388

		1,894

Israel - 0.6%
Bank Hapoalim B.M.*	25,132	77
Bank Leumi Le-Israel B.M.*	28,917	66
Bezeq The Israeli Telecommunication Corp. Ltd.	48,226	55
Delek Group Ltd.	123	18
Israel (The) Corp. Ltd.	51	29
Israel Chemicals Ltd.	10,728	116
Mellanox Technologies Ltd.*	855	101
Mizrahi Tefahot Bank Ltd.*	3,241	25
NICE Systems Ltd.*	1,354	42
Teva Pharmaceutical Industries Ltd.	22,573	894

		1,423

Italy - 2.2%
Assicurazioni Generali S.p.A.	27,533	391
Atlantia S.p.A.	7,901	111
Autogrill S.p.A.	2,783	24
Banca Monte dei Paschi di Siena S.p.A.*	163,353	46
Banco Popolare SC*	41,182	60
Enel Green Power S.p.A.	40,064	66
Enel S.p.A.	157,976	520
Eni S.p.A.	60,602	1,340
Exor S.p.A.	1,661	40
Fiat Industrial S.p.A.	20,535	206
Fiat S.p.A.*	20,946	114
Finmeccanica S.p.A.*	8,929	39
Intesa Sanpaolo S.p.A.	242,677	380
Intesa Sanpaolo S.p.A. (RSP)	20,020	25
Luxottica Group S.p.A.	2,822	103
Mediaset S.p.A.	18,527	37
Mediobanca S.p.A.	13,156	61
Pirelli & C. S.p.A.	5,562	61
Prysmian S.p.A.	4,939	82
Saipem S.p.A.	6,386	302
Snam S.p.A.	39,759	167
Telecom Italia S.p.A.	224,554	209
Telecom Italia S.p.A. (RSP)	145,108	115
Tenaris S.A.	11,431	239
Terna Rete Elettrica Nazionale S.p.A.	31,081	108
UniCredit S.p.A.*	97,595	384

EQUITY PORTFOLIOS    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6% continued
Italy - 2.2% continued
Unione di Banche Italiane S.C.P.A.	20,119	$67

		5,297

Japan - 20.0%
ABC-Mart, Inc.	700	29
Advantest Corp.	3,500	51
Aeon Co. Ltd.	14,200	164
Aeon Credit Service Co. Ltd.†	1,600	31
Aeon Mall Co. Ltd.	1,800	42
Air Water, Inc.	3,000	35
Aisin Seiki Co. Ltd.	4,600	147
Ajinomoto Co., Inc.	15,000	229
Alfresa Holdings Corp.	1,000	49
All Nippon Airways Co. Ltd.	28,000	62
Amada Co. Ltd.	8,000	36
Aozora Bank Ltd.†	13,000	39
Asahi Glass Co. Ltd.	24,000	146
Asahi Group Holdings Ltd.	9,300	226
Asahi Kasei Corp.	30,000	157
Asics Corp.	3,900	52
Astellas Pharma, Inc.	10,600	519
Bank of Kyoto (The) Ltd.	7,971	63
Bank of Yokohama (The) Ltd.	29,000	135
Benesse Holdings, Inc.	1,600	79
Bridgestone Corp.	15,400	360
Brother Industries Ltd.	6,000	61
Canon, Inc.	27,000	899
Casio Computer Co. Ltd.†	4,900	36
Central Japan Railway Co.	35	305
Chiba Bank (The) Ltd.	18,000	105
Chiyoda Corp.	4,000	53
Chubu Electric Power Co., Inc.	15,300	182
Chugai Pharmaceutical Co. Ltd.	5,400	108
Chugoku Bank (The) Ltd.	4,000	55
Chugoku Electric Power (The) Co., Inc.	6,900	87
Citizen Holdings Co. Ltd.	6,100	34
Coca-Cola West Co. Ltd.	1,600	27
Cosmo Oil Co. Ltd.	15,000	29
Credit Saison Co. Ltd.	3,700	87
Dai Nippon Printing Co. Ltd.	13,000	93
Daicel Corp.	7,000	43
Daido Steel Co. Ltd.	7,000	36
Daihatsu Motor Co. Ltd.	5,000	82
Dai-ichi Life Insurance (The) Co. Ltd.	204	209
Daiichi Sankyo Co. Ltd.	16,100	266
Daikin Industries Ltd.	5,700	153
Dainippon Sumitomo Pharma Co. Ltd.	4,000	44
Daito Trust Construction Co. Ltd.	1,700	166
Daiwa House Industry Co. Ltd.	12,000	168
Daiwa Securities Group, Inc.	40,000	146
Dena Co. Ltd.†	2,400	67
Denki Kagaku Kogyo K.K.	11,000	36
Denso Corp.	11,600	389
Dentsu, Inc.	4,300	109
East Japan Railway Co.	8,090	543
Eisai Co. Ltd.	6,000	274
Electric Power Development Co. Ltd.	2,700	65
FamilyMart Co. Ltd.	1,300	63
FANUC Corp.	4,500	741
Fast Retailing Co. Ltd.	1,300	305
Fuji Electric Co. Ltd.	15,000	30
Fuji Heavy Industries Ltd.	14,000	113
FUJIFILM Holdings Corp.	11,000	184
Fujitsu Ltd.	44,000	181
Fukuoka Financial Group, Inc.	18,000	71
Furukawa Electric Co. Ltd.	14,000	28
Gree, Inc.†	2,462	41
GS Yuasa Corp.	9,000	34
Gunma Bank (The) Ltd.	10,000	53
Hachijuni Bank (The) Ltd.	9,872	54
Hakuhodo DY Holdings, Inc.	570	37
Hamamatsu Photonics K.K.	1,791	64
Hankyu Hanshin Holdings, Inc.	27,000	154
Hino Motors Ltd.	6,000	42
Hirose Electric Co. Ltd.	700	73
Hisamitsu Pharmaceutical Co., Inc.	1,500	80
Hitachi Chemical Co. Ltd.	2,700	39
Hitachi Construction Machinery Co. Ltd.†	2,400	40
Hitachi High-Technologies Corp.	1,600	40
Hitachi Ltd.	111,000	641
Hitachi Metals Ltd.	4,000	42
Hokkaido Electric Power Co., Inc.	4,000	31
Hokuriku Electric Power Co.	3,900	45
Honda Motor Co. Ltd.	38,900	1,239
Hoya Corp.	10,400	236
Hulic Co. Ltd.	6,200	31
Ibiden Co. Ltd.	2,800	43
Idemitsu Kosan Co. Ltd.	500	40
IHI Corp.	31,000	67

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    5    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6% continued
Japan - 20.0% continued
Inpex Corp.	53	$303
Isetan Mitsukoshi Holdings Ltd.	8,660	91
Isuzu Motors Ltd.	29,000	149
ITOCHU Corp.	36,200	369
Itochu Techno-Solutions Corp.	600	33
Iyo Bank (The) Ltd.	6,000	49
J Front Retailing Co. Ltd.	10,800	54
Japan Petroleum Exploration Co.	600	23
Japan Prime Realty Investment Corp.	19	53
Japan Real Estate Investment Corp.	13	127
Japan Retail Fund Investment Corp.	44	75
Japan Steel Works (The) Ltd.	7,000	38
Japan Tobacco, Inc.	21,600	652
JFE Holdings, Inc.	10,900	139
JGC Corp.	5,000	155
Joyo Bank (The) Ltd.	15,000	72
JSR Corp.	4,200	72
JTEKT Corp.	5,100	40
Jupiter Telecommunications Co. Ltd.	52	53
JX Holdings, Inc.	53,927	281
Kajima Corp.	19,000	53
Kamigumi Co. Ltd.	6,000	48
Kaneka Corp.	7,000	35
Kansai Electric Power (The) Co., Inc.	17,500	131
Kansai Paint Co. Ltd.	5,000	51
Kao Corp.	12,700	384
Kawasaki Heavy Industries Ltd.	34,000	73
Kawasaki Kisen Kaisha Ltd.†*	19,000	26
KDDI Corp.	64	459
Keikyu Corp.	11,000	108
Keio Corp.	14,000	110
Keisei Electric Railway Co. Ltd.	7,000	68
Keyence Corp.	1,043	276
Kikkoman Corp.	4,000	53
Kinden Corp.	3,000	19
Kintetsu Corp.†	38,000	156
Kirin Holdings Co. Ltd.	21,000	263
Kobe Steel Ltd.	59,000	45
Koito Manufacturing Co. Ltd.	3,000	38
Komatsu Ltd.	22,100	439
Konami Corp.	2,500	58
Konica Minolta Holdings, Inc.	11,000	82
Kubota Corp.	26,000	251
Kuraray Co. Ltd.	8,300	96
Kurita Water Industries Ltd.	2,500	54
Kyocera Corp.	3,700	320
Kyowa Hakko Kirin Co. Ltd.	6,000	67
Kyushu Electric Power Co., Inc.	10,000	76
Lawson, Inc.	1,400	107
LIXIL Group Corp.	6,400	138
Mabuchi Motor Co. Ltd.	600	25
Makita Corp.	2,700	93
Marubeni Corp.	40,000	258
Marui Group Co. Ltd.	5,900	43
Maruichi Steel Tube Ltd.	1,100	21
Mazda Motor Corp.*	68,000	83
McDonald’s Holdings Co. Japan Ltd.	1,500	43
Medipal Holdings Corp.	3,500	50
MEIJI Holdings Co. Ltd.	1,451	68
Miraca Holdings, Inc.	1,236	55
Mitsubishi Chemical Holdings Corp.	32,000	125
Mitsubishi Corp.	33,500	620
Mitsubishi Electric Corp.	46,000	376
Mitsubishi Estate Co. Ltd.	30,000	530
Mitsubishi Gas Chemical Co., Inc.	9,000	51
Mitsubishi Heavy Industries Ltd.	73,000	304
Mitsubishi Logistics Corp.	3,000	34
Mitsubishi Materials Corp.	28,000	79
Mitsubishi Motors Corp.*	93,000	87
Mitsubishi Tanabe Pharma Corp.	5,300	79
Mitsubishi UFJ Financial Group, Inc.	304,230	1,394
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,340	58
Mitsui & Co. Ltd.	41,200	579
Mitsui Chemicals, Inc.	20,000	41
Mitsui Fudosan Co. Ltd.	20,000	373
Mitsui O.S.K. Lines Ltd.	25,000	63
Mizuho Financial Group, Inc.	542,971	879
MS&AD Insurance Group Holdings	12,093	192
Murata Manufacturing Co. Ltd.	4,900	243
Nabtesco Corp.	2,492	46
Namco Bandai Holdings, Inc.	4,100	65
NEC Corp.*	62,000	89
Nexon Co. Ltd.*	2,700	39
NGK Insulators Ltd.	7,000	83
NGK Spark Plug Co. Ltd.	4,000	43
NHK Spring Co. Ltd.	4,000	40
Nidec Corp.	2,600	206
Nikon Corp.	8,100	225

EQUITY PORTFOLIOS    6    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6% continued
Japan - 20.0% continued
Nintendo Co. Ltd.	2,500	$281
Nippon Building Fund, Inc.	15	152
Nippon Electric Glass Co. Ltd.	9,000	43
Nippon Express Co. Ltd.	20,000	79
Nippon Meat Packers, Inc.	4,000	54
Nippon Paper Group, Inc.†	2,600	31
Nippon Steel Corp.	122,000	237
Nippon Telegraph & Telephone Corp.	10,426	483
Nippon Yusen K.K.	41,000	83
Nishi-Nippon City Bank (The) Ltd.	15,000	32
Nissan Motor Co. Ltd.	59,300	557
Nisshin Seifun Group, Inc.†	4,500	55
Nisshin Steel Co. Ltd.	18,000	17
Nissin Foods Holdings Co. Ltd.	1,500	58
Nitori Holdings Co. Ltd.	850	85
Nitto Denko Corp.	3,900	181
NKSJ Holdings, Inc.	8,820	160
NOK Corp.	2,300	39
Nomura Holdings, Inc.	87,400	291
Nomura Real Estate Holdings, Inc.	2,500	42
Nomura Real Estate Office Fund, Inc.	7	40
Nomura Research Institute Ltd.	2,300	48
NSK Ltd.	10,000	59
NTN Corp.	9,000	19
NTT Data Corp.	30	90
NTT DOCOMO, Inc.	366	624
NTT Urban Development Corp.	30	23
Obayashi Corp.	15,000	66
Odakyu Electric Railway Co. Ltd.	15,000	159
OJI Paper Co. Ltd.	20,000	63
Olympus Corp.†*	5,200	103
Omron Corp.	4,900	96
Ono Pharmaceutical Co. Ltd.	2,000	124
Oracle Corp. Japan	900	44
Oriental Land Co. Ltd.	1,200	162
ORIX Corp.	2,500	232
Osaka Gas Co. Ltd.	45,000	197
Otsuka Corp.	400	35
Otsuka Holdings Co. Ltd.	8,757	267
Panasonic Corp.	53,000	363
Rakuten, Inc.	17,500	169
Resona Holdings, Inc.	44,800	176
Ricoh Co. Ltd.†	15,000	119
Rinnai Corp.	800	58
Rohm Co. Ltd.	2,200	72
Sankyo Co. Ltd.	1,100	51
Sanrio Co. Ltd.†	1,000	35
Santen Pharmaceutical Co. Ltd.	1,700	74
SBI Holdings, Inc.	579	36
Secom Co. Ltd.	4,900	248
Sega Sammy Holdings, Inc.	4,600	96
Seiko Epson Corp.†	3,300	21
Sekisui Chemical Co. Ltd.	10,000	82
Sekisui House Ltd.	13,000	122
Seven & I Holdings Co. Ltd.	18,100	551
Seven Bank Ltd.	12,300	34
Sharp Corp.†	24,000	61
Shikoku Electric Power Co., Inc.	3,700	45
Shimadzu Corp.	6,000	42
Shimamura Co. Ltd.	500	59
Shimano, Inc.	1,800	130
Shimizu Corp.	14,000	45
Shin-Etsu Chemical Co. Ltd.	9,700	521
Shinsei Bank Ltd.	37,000	43
Shionogi & Co. Ltd.	7,100	102
Shiseido Co. Ltd.	8,700	124
Shizuoka Bank (The) Ltd.	13,000	135
Showa Denko K.K.†	35,000	59
Showa Shell Sekiyu K.K.	4,600	24
SMC Corp.	1,300	205
Softbank Corp.	21,100	863
Sojitz Corp.	32,600	44
Sony Corp.	24,200	273
Sony Financial Holdings, Inc.	4,100	68
Square Enix Holdings Co. Ltd.	1,700	29
Stanley Electric Co. Ltd.	3,300	49
Sumco Corp.†*	2,300	18
Sumitomo Chemical Co. Ltd.	35,000	92
Sumitomo Corp.	27,000	359
Sumitomo Electric Industries Ltd.	18,000	204
Sumitomo Heavy Industries Ltd.	13,000	45
Sumitomo Metal Industries Ltd.	82,000	117
Sumitomo Metal Mining Co. Ltd.	12,000	124
Sumitomo Mitsui Financial Group, Inc.	32,023	996
Sumitomo Mitsui Trust Holdings, Inc.	74,270	209
Sumitomo Realty & Development Co. Ltd.	9,000	221
Sumitomo Rubber Industries Ltd.	3,900	48
Suruga Bank Ltd.	5,000	58

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    7    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6% continued
Japan - 20.0% continued
Suzuken Co. Ltd.	1,697	$58
Suzuki Motor Corp.	8,900	163
Sysmex Corp.	1,800	83
T&D Holdings, Inc.	14,100	144
Taiheiyo Cement Corp.	27,000	59
Taisei Corp.	24,000	66
Taisho Pharmaceutical Holdings Co. Ltd.	900	73
Taiyo Nippon Sanso Corp.	6,000	30
Takashimaya Co. Ltd.	6,000	43
Takeda Pharmaceutical Co. Ltd.	18,900	888
TDK Corp.†	2,900	112
Teijin Ltd.	23,000	51
Terumo Corp.	3,600	160
THK Co. Ltd.	2,700	42
Tobu Railway Co. Ltd.	25,000	139
Toho Co. Ltd.	2,900	51
Toho Gas Co. Ltd.	10,000	65
Tohoku Electric Power Co., Inc.*	10,900	76
Tokio Marine Holdings, Inc.	17,400	419
Tokyo Electric Power Co., Inc.*	33,800	57
Tokyo Electron Ltd.	4,100	194
Tokyo Gas Co. Ltd.	59,000	326
Tokyu Corp.	28,000	138
Tokyu Land Corp.	11,000	54
TonenGeneral Sekiyu K.K.	7,000	59
Toppan Printing Co. Ltd.	13,000	76
Toray Industries, Inc.	35,000	215
Toshiba Corp.	97,000	312
Tosoh Corp.	13,000	28
TOTO Ltd.	7,000	52
Toyo Seikan Kaisha Ltd.	4,000	43
Toyo Suisan Kaisha Ltd.	2,000	50
Toyoda Gosei Co. Ltd.	1,500	31
Toyota Boshoku Corp.†	1,600	18
Toyota Industries Corp.	4,000	113
Toyota Motor Corp.	65,800	2,617
Toyota Tsusho Corp.	4,900	101
Trend Micro, Inc.	2,500	70
Tsumura & Co.	1,500	46
Ube Industries Ltd.	23,000	51
Unicharm Corp.	2,700	157
Ushio, Inc.	2,300	27
USS Co. Ltd.	510	55
West Japan Railway Co.	4,000	175
Yahoo Japan Corp.	350	121
Yakult Honsha Co. Ltd.	2,300	99
Yamada Denki Co. Ltd.†	2,080	101
Yamaguchi Financial Group, Inc.	5,000	42
Yamaha Corp.	3,700	37
Yamaha Motor Co. Ltd.	6,500	57
Yamato Holdings Co. Ltd.	8,900	148
Yamato Kogyo Co. Ltd.	900	27
Yamazaki Baking Co. Ltd.	2,905	38
Yaskawa Electric Corp.†	5,000	33
Yokogawa Electric Corp.	4,500	53

		48,757

Netherlands - 2.7%
Aegon N.V.	41,171	211
Akzo Nobel N.V.	5,629	324
ASML Holding N.V.	10,052	568
Corio N.V.	1,641	70
DE Master Blenders 1753 N.V.*	14,171	167
Delta Lloyd N.V.	3,310	45
European Aeronautic Defence and Space Co. N.V.	9,925	378
Fugro N.V. - CVA	1,654	100
Gemalto N.V.†	1,918	152
Heineken Holding N.V.	2,371	110
Heineken N.V.	5,557	308
ING Groep N.V. - CVA*	91,483	696
Koninklijke Ahold N.V.	25,094	310
Koninklijke Boskalis Westminster N.V.	1,627	55
Koninklijke DSM N.V.	3,646	171
Koninklijke KPN N.V.	24,158	207
Koninklijke Philips Electronics N.V.	24,803	569
Koninklijke Vopak N.V.	1,632	105
QIAGEN N.V.*	5,593	101
Randstad Holding N.V.	2,836	92
Reed Elsevier N.V.	16,365	213
SBM Offshore N.V.*	3,989	56
TNT Express N.V.	7,747	87
Unilever N.V. - CVA	38,874	1,354
Wolters Kluwer N.V.	7,261	130

		6,579

New Zealand - 0.1%
Auckland International Airport Ltd.	22,822	48
Contact Energy Ltd.	8,950	35
Fletcher Building Ltd.	16,092	86

EQUITY PORTFOLIOS    8    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6% continued
New Zealand - 0.1% continued
SKYCITY Entertainment Group Ltd.	14,470	$44
Telecom Corp. of New Zealand Ltd.	47,249	94

		307

Norway - 0.9%
Aker Solutions ASA	3,938	72
DNB ASA	22,950	263
Gjensidige Forsikring ASA	4,840	62
Norsk Hydro ASA	22,283	95
Orkla ASA	18,695	138
Seadrill Ltd.†	8,340	343
Statoil ASA	26,685	685
Telenor ASA	17,113	313
Yara International ASA	4,519	221

		2,192

Portugal - 0.2%
Banco Espirito Santo S.A. (Registered)*	44,798	31
Energias de Portugal S.A.	46,541	113
Galp Energia SGPS S.A.	5,256	79
Jeronimo Martins SGPS S.A.	5,387	90
Portugal Telecom SGPS S.A. (Registered)	14,810	72

		385

Singapore - 1.8%
Ascendas Real Estate Investment Trust	44,666	85
CapitaLand Ltd.	61,250	148
CapitaMall Trust	55,200	88
CapitaMalls Asia Ltd.	35,940	48
City Developments Ltd.	12,000	111
ComfortDelGro Corp. Ltd.	43,000	58
Cosco Corp. Singapore Ltd.†	25,000	19
DBS Group Holdings Ltd.	42,823	497
Fraser and Neave Ltd.	22,348	147
Genting Singapore PLC†	144,000	158
Global Logistic Properties Ltd.	47,701	91
Golden Agri-Resources Ltd.	158,105	90
Hutchison Port Holdings Trust, Class U	125,000	88
Jardine Cycle & Carriage Ltd.	2,870	107
Keppel Corp. Ltd.	34,150	307
Keppel Land Ltd.	17,862	49
Neptune Orient Lines Ltd.†*	24,897	22
Olam International Ltd.†	37,098	57
Oversea-Chinese Banking Corp. Ltd.	61,990	463
SembCorp Industries Ltd.	23,044	105
SembCorp Marine Ltd.	19,400	78
Singapore Airlines Ltd.	12,667	108
Singapore Exchange Ltd.	20,000	113
Singapore Press Holdings Ltd.†	38,295	122
Singapore Technologies Engineering Ltd.	36,000	98
Singapore Telecommunications Ltd.	191,325	521
StarHub Ltd.	14,000	40
United Overseas Bank Ltd.	30,692	471
UOL Group Ltd.	11,039	47
Wilmar International Ltd.	46,000	116

		4,452

Spain - 2.7%
Abertis Infraestructuras S.A.	8,775	119
Acciona S.A.	491	23
Acerinox S.A.†	2,290	25
ACS Actividades de Construccion y Servicios S.A.	3,243	64
Amadeus IT Holding S.A., Class A	7,413	165
Banco Bilbao Vizcaya Argentaria S.A.	128,476	976
Banco de Sabadell S.A.†	67,055	194
Banco Popular Espanol S.A.†	31,820	72
Banco Santander S.A.	235,085	1,669
Bankia S.A.*	23,843	43
CaixaBank†	19,808	75
Distribuidora Internacional de Alimentacion S.A.	14,129	75
Enagas S.A.	4,267	79
Ferrovial S.A.	9,563	113
Gas Natural SDG S.A.	8,318	103
Grifols S.A.*	3,227	91
Grifols S.A., Class B*	360	7
Iberdrola S.A.	92,867	367
Inditex S.A.	5,214	578
Mapfre S.A.	20,117	49
Red Electrica Corp. S.A.	2,611	113
Repsol S.A.	19,527	358
Telefonica S.A.	96,243	1,215
Zardoya Otis S.A.	4,064	47

		6,620

Sweden - 3.1%
Alfa Laval AB	8,137	139
Assa Abloy AB, Class B	7,905	241
Atlas Copco AB, Class A	13,601	303
Atlas Copco AB, Class B	12,279	243
Boliden AB	6,291	92

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    9    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6% continued
Sweden - 3.1% continued
Electrolux AB, Class B	5,739	$139
Elekta AB, Class B	2,188	111
Getinge AB, Class B	4,833	144
Hennes & Mauritz AB, Class B	22,558	814
Hexagon AB, Class B†	5,650	113
Holmen AB, Class B	1,327	34
Husqvarna AB, Class B	9,794	47
Industrivarden AB, Class C	2,601	35
Investment AB Kinnevik, Class B	4,843	98
Investor AB, Class B	10,828	224
Lundin Petroleum AB*	5,381	121
Millicom International Cellular S.A. SDR	1,500	129
Modern Times Group AB, Class B†	1,045	48
Nordea Bank AB	62,784	579
Ratos AB, Class B	4,401	39
Sandvik AB	24,097	321
Scania AB, Class B	7,744	133
Securitas AB, Class B	7,252	54
Skandinaviska Enskilda Banken AB, Class A	33,994	260
Skanska AB, Class B	9,116	140
SKF AB, Class B	9,321	193
SSAB AB, Class A†	3,775	29
Svenska Cellulosa AB, Class B	13,842	247
Svenska Handelsbanken AB, Class A	11,767	409
Swedbank AB, Class A	19,737	345
Swedish Match AB	4,906	204
Tele2 AB, Class B	7,359	129
Telefonaktiebolaget LM Ericsson, Class B	72,068	672
TeliaSonera AB	52,291	361
Volvo AB, Class B	33,519	423

		7,613
Switzerland - 9.1%
ABB Ltd. (Registered)	52,326	908
Actelion Ltd. (Registered)	2,679	126
Adecco S.A. (Registered)	3,210	145
Aryzta A.G.†	1,803	88
Aryzta A.G. (Dublin Exchange)	308	15
Baloise Holding A.G. (Registered)	1,190	87
Banque Cantonale Vaudoise (Registered)	71	38
Barry Callebaut A.G. (Registered)	41	39
Cie Financiere Richemont S.A., Class A (Bearer)	12,397	759
Credit Suisse Group A.G. (Registered)	29,222	562
GAM Holding A.G.	4,276	50
Geberit A.G. (Registered)	913	192
Givaudan S.A. (Registered)	200	189
Glencore International PLC†	91,179	557
Holcim Ltd. (Registered)	5,492	337
Julius Baer Group Ltd.	4,993	164
Kuehne + Nagel International A.G. (Registered)	1,295	147
Lindt & Spruengli A.G. (Registered)	2	72
Lindt & Spruengli A.G. (Participation Certificate)	22	68
Lonza Group A.G. (Registered)	1,323	61
Nestle S.A. (Registered)	78,796	4,896
Novartis A.G. (Registered)	54,915	3,234
Pargesa Holding S.A. (Bearer)	703	45
Partners Group Holding A.G.	311	60
Roche Holding A.G. (Genusschein)	16,775	3,052
Schindler Holding A.G. (Participation Certificate)	1,178	139
Schindler Holding A.G. (Registered)	512	60
SGS S.A. (Registered)	129	260
Sika A.G. (Bearer)	51	98
Sonova Holding A.G. (Registered)	1,142	106
STMicroelectronics N.V.	15,242	90
Straumann Holding A.G. (Registered)	225	27
Sulzer A.G. (Registered)	560	76
Swatch Group (The) A.G. (Bearer)	741	303
Swatch Group (The) A.G. (Registered)	1,020	72
Swiss Life Holding A.G. (Registered)	705	80
Swiss Prime Site A.G. (Registered)	1,118	92
Swiss Re A.G.	8,415	527
Swisscom A.G. (Registered)	562	226
Syngenta A.G. (Registered)	2,247	757
Transocean Ltd.	8,300	400
UBS A.G. (Registered)	86,736	969
Wolseley PLC	6,825	275
Xstrata PLC	50,285	758
Zurich Insurance Group A.G.	3,507	842

		22,048
United Kingdom - 21.8%
3i Group PLC	23,134	75
Aberdeen Asset Management PLC	19,979	88
Admiral Group PLC	4,919	93
Aggreko PLC	6,444	241
AMEC PLC	7,541	132

EQUITY PORTFOLIOS    10    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6% continued
United Kingdom - 21.8% continued
Anglo American PLC	33,219	$924
Antofagasta PLC	9,450	166
ARM Holdings PLC	33,032	301
Associated British Foods PLC	8,573	180
AstraZeneca PLC	30,151	1,404
Aviva PLC	69,820	362
Babcock International Group PLC	8,658	129
BAE Systems PLC	78,269	395
Balfour Beatty PLC	17,085	76
Barclays PLC	278,223	810
BG Group PLC	81,091	1,654
BHP Billiton PLC	50,419	1,466
BP PLC	454,202	3,176
British American Tobacco PLC	46,689	2,444
British Land Co. PLC	19,933	170
British Sky Broadcasting Group PLC	26,113	315
BT Group PLC	186,558	645
Bunzl PLC	8,034	143
Burberry Group PLC	10,447	224
Capita PLC	15,826	182
Capital Shopping Centres Group PLC	13,096	70
Carnival PLC	4,307	147
Centrica PLC	123,626	641
Cobham PLC	25,574	89
Compass Group PLC	44,888	506
Croda International PLC	3,242	121
Diageo PLC	59,735	1,634
Eurasian Natural Resources Corp. PLC	5,711	27
Evraz PLC	8,166	29
Fresnillo PLC	4,293	106
G4S PLC	34,335	138
GKN PLC	37,280	126
GlaxoSmithKline PLC	119,739	2,707
Hammerson PLC	16,771	122
HSBC Holdings PLC	433,649	3,778
ICAP PLC	12,961	65
IMI PLC	7,436	101
Imperial Tobacco Group PLC	23,766	926
Inmarsat PLC	10,866	99
InterContinental Hotels Group PLC	7,111	181
International Consolidated Airlines Group S.A.*	21,135	47
Intertek Group PLC	3,883	173
Invensys PLC	19,629	75
Investec PLC	12,706	76
ITV PLC	88,683	117
J. Sainsbury PLC	29,012	151
Johnson Matthey PLC	4,908	187
Kazakhmys PLC	4,888	46
Kingfisher PLC	56,870	249
Land Securities Group PLC	18,740	235
Legal & General Group PLC	141,248	286
Lloyds Banking Group PLC*	1,000,605	527
London Stock Exchange Group PLC	4,390	69
Lonmin PLC†	3,724	34
Man Group PLC	43,680	49
Marks & Spencer Group PLC	38,450	219
Meggitt PLC	18,193	114
Melrose PLC	28,110	106
National Grid PLC	85,551	928
Next PLC	3,921	223
Old Mutual PLC	115,387	305
Pearson PLC	19,438	368
Petrofac Ltd.	6,260	149
Prudential PLC	60,542	757
Randgold Resources Ltd.	2,101	214
Reckitt Benckiser Group PLC	15,538	879
Reed Elsevier PLC	28,628	269
Resolution Ltd.	34,268	117
Rexam PLC	21,378	144
Rio Tinto PLC	32,032	1,401
Rolls-Royce Holdings PLC	44,746	582
Royal Bank of Scotland Group PLC*	50,124	180
Royal Dutch Shell PLC, Class A	86,882	3,042
Royal Dutch Shell PLC, Class B	63,155	2,279
RSA Insurance Group PLC	85,790	155
SABMiller PLC	22,721	1,001
Sage Group (The) PLC	30,988	146
Schroders PLC	2,605	59
Segro PLC	17,426	64
Serco Group PLC	12,259	109
Severn Trent PLC	5,613	154
Smith & Nephew PLC	21,010	222
Smiths Group PLC	9,419	156
SSE PLC	21,612	470
Standard Chartered PLC	57,244	1,266
Standard Life PLC	56,782	239
Subsea 7 S.A.†	6,759	155
Tate & Lyle PLC	11,254	117

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    11    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.6% continued
United Kingdom - 21.8% continued
TESCO PLC	191,443	$1,023
TUI Travel PLC	10,058	34
Tullow Oil PLC	21,469	465
Unilever PLC	30,606	1,101
United Utilities Group PLC	16,482	186
Vedanta Resources PLC†	2,395	33
Vodafone Group PLC	1,178,715	3,398
Weir Group (The) PLC	5,095	132
Whitbread PLC	4,327	146
WM Morrison Supermarkets PLC	55,785	248

		53,084

Total Common Stocks(2) (Cost $232,288)		237,391

PREFERRED STOCKS - 0.5%
Germany - 0.5%
Bayerische Motoren Werke A.G.	1,256	63
Henkel A.G. & Co. KGaA	4,231	320
Porsche Automobil Holding S.E.	3,697	191
ProSiebenSat.1 Media A.G.	2,140	51
RWE A.G. (Non Voting)	889	33
Volkswagen A.G.	3,470	612

		1,270

Total Preferred Stocks(2) (Cost $1,044)		1,270

RIGHTS - 0.0%
Austria - 0.0%
Immoeast A.G.†*	5,669	—
Immoeast A.G.*	4,355	—

		—

France - 0.0%
Eurazeo*	15	—

Total Rights(2) (Cost $ — )		—

INVESTMENT COMPANIES - 3.1%
Northern Institutional Funds - Diversified Assets Portfolio(3) (4)	1,012,049	1,012
Northern Institutional Funds - Liquid Assets Portfolio(3) (5) (6)	6,362,831	6,363

Total Investment Companies (Cost $7,375)		7,375

Total Investments - 101.2% (Cost $240,707)		246,036

Liabilities less Other Assets - (1.2)%		(2,813)

NET ASSETS - 100.0%		$243,223

(1)	Security has been deemed worthless by the Northern Trust Global Investments Pricing and Valuation Committee.
(2)	In accordance with the Portfolio’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(3)	Investment in affiliated Portfolio.
(4)	At November 30, 2011, the value of the Portfolio’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $839,000 with net purchases of approximately $173,000 during the nine months ended August 31, 2012.
(5)	Investment relates to cash collateral received from portfolio securities loaned.
(6)	At November 30, 2011, the value of the Portfolio’s investment in the Liquid Assets Portfolio of the Northern Institutional Funds was approximately $13,050,000 with net sales of approximately $6,687,000 during the nine months ended August 31, 2012.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At August 31, 2012, the International Equity Index Portfolio had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
Euro Stoxx 50 (Euro)	50	$1,532	Long	9/12	$105
FTSE 100 Index (British Pound)	14	1,267	Long	9/12	24
Hang Seng Index (Hong Kong Dollar)	2	250	Long	9/12	(4)
NIKKEI 225 (Japanese Yen)	15	852	Long	9/12	26
SPI 200 (Australian Dollar)	4	445	Long	9/12	23

Total					$174

EQUITY PORTFOLIOS    12    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2012 (UNAUDITED)

At August 31, 2012, the industry sectors for the International Equity Index Portfolio were:

INDUSTRY SECTOR	% OF LONG- TERM INVESTMENTS
Consumer Discretionary	10.4%
Consumer Staples	12.2
Energy	8.5
Financials	23.0
Health Care	10.2
Industrials	12.4
Information Technology	4.4
Materials	9.4
Telecommunication Services	5.5
Utilities	4.0

Total	100.0%

At August 31, 2012, the International Equity Index Portfolio’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG- TERM INVESTMENTS
Euro	27.7%
British Pound	23.3
Japanese Yen	20.5
Australian Dollar	9.0
Swiss Franc	8.5
All other currencies less than 5%	11.0

Total	100.0%

At August 31, 2012, the International Equity Index Portfolio had outstanding foreign currency exchange contracts as follows:

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000S)
Japanese Yen	2,400	Israeli Shekel	123	9/3/12	$— *
Australian Dollar	133	United States Dollar	140	9/19/12	2
Australian Dollar	153	United States Dollar	160	9/19/12	2
Australian Dollar	134	United States Dollar	140	9/19/12	2
Australian Dollar	76	United States Dollar	80	9/19/12	2
Australian Dollar	125	United States Dollar	130	9/19/12	1
British Pound	69	United States Dollar	110	9/19/12	— *
British Pound	64	United States Dollar	100	9/19/12	(1)
British Pound	70	United States Dollar	110	9/19/12	(2)
British Pound	122	United States Dollar	190	9/19/12	(4)
British Pound	223	United States Dollar	350	9/19/12	(4)
Euro	104	United States Dollar	130	9/19/12	(1)
Euro	128	United States Dollar	160	9/19/12	(1)
Euro	113	United States Dollar	140	9/19/12	(2)
Euro	325	United States Dollar	400	9/19/12	(9)
Euro	374	United States Dollar	460	9/19/12	(11)
Japanese Yen	24,206	United States Dollar	310	9/19/12	1
Japanese Yen	28,936	United States Dollar	370	9/19/12	— *
Japanese Yen	7,829	United States Dollar	100	9/19/12	— *
Japanese Yen	7,851	United States Dollar	100	9/19/12	— *
Japanese Yen	12,590	United States Dollar	160	9/19/12	(1)
Singapore Dollar	87	United States Dollar	70	9/19/12	— *
Swedish Krona	683	United States Dollar	100	9/19/12	(3)
Swiss Franc	57	United States Dollar	60	9/19/12	— *
Swiss Franc	115	United States Dollar	120	9/19/12	(1)
Swiss Franc	127	United States Dollar	130	9/19/12	(3)
Swiss Franc	195	United States Dollar	200	9/19/12	(4)
United States Dollar	152	Australian Dollar	154	9/19/12	6
United States Dollar	70	Australian Dollar	69	9/19/12	2
United States Dollar	100	Australian Dollar	98	9/19/12	1
United States Dollar	70	Australian Dollar	68	9/19/12	1
United States Dollar	280	Australian Dollar	266	9/19/12	(6)
United States Dollar	412	British Pound	265	9/19/12	8
United States Dollar	340	British Pound	217	9/19/12	5
United States Dollar	90	British Pound	58	9/19/12	3
United States Dollar	100	British Pound	65	9/19/12	3
United States Dollar	140	British Pound	90	9/19/12	3
United States Dollar	110	British Pound	70	9/19/12	2
United States Dollar	100	British Pound	64	9/19/12	1
United States Dollar	80	British Pound	51	9/19/12	1
United States Dollar	500	Euro	406	9/19/12	11
United States Dollar	160	Euro	131	9/19/12	5

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    13    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX PORTFOLIO continued

CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000S)
United States Dollar	120	Euro	98	9/19/12	$3
United States Dollar	100	Euro	80	9/19/12	1
United States Dollar	260	Euro	206	9/19/12	(1)
United States Dollar	502	Euro	398	9/19/12	(1)
United States Dollar	110	Euro	87	9/19/12	(1)
United States Dollar	190	Euro	150	9/19/12	(2)
United States Dollar	82	Hong Kong Dollar	636	9/19/12	—	*
United States Dollar	240	Japanese Yen	19,074	9/19/12	4
United States Dollar	120	Japanese Yen	9,615	9/19/12	3
United States Dollar	120	Japanese Yen	9,560	9/19/12	2
United States Dollar	70	Japanese Yen	5,591	9/19/12	1
United States Dollar	80	Japanese Yen	6,363	9/19/12	1
United States Dollar	90	Japanese Yen	7,096	9/19/12	1
United States Dollar	80	Japanese Yen	6,307	9/19/12	1
United States Dollar	28	Japanese Yen	2,218	9/19/12	—	*
United States Dollar	130	Japanese Yen	10,157	9/19/12	—	*
United States Dollar	400	Japanese Yen	31,280	9/19/12	—	*
United States Dollar	36	Singapore Dollar	46	9/19/12	1
United States Dollar	133	Swedish Krona	938	9/19/12	8
United States Dollar	220	Swiss Franc	215	9/19/12	5
United States Dollar	80	Swiss Franc	78	9/19/12	2
United States Dollar	70	Swiss Franc	68	9/19/12	1
United States Dollar	6	Swiss Franc	6	9/19/12	—	*
United States Dollar	80	Swiss Franc	76	9/19/12	—	*

Total					$38

*	Amount rounds to less than one thousand.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Portfolio adjusted the price of certain foreign equity securities held in its portfolio on August 31, 2012 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the International Equity Index Portfolio’s investments and other financial instruments, which are carried at fair value, as of August 31, 2012:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Common Stocks
Consumer Discretionary	$—	$23,983		$—	$23,983
Consumer Staples	—	28,881		—	28,881
Energy	—	20,297		—	20,297
Financials	—	54,922		—	54,922
Health Care	—	24,279		—	24,279
Industrials	—	29,599		—	29,599
Information Technology	—	10,433		—	10,433
Materials	—	22,330		—	22,330
Telecommunication
Services	—	13,169		—	13,169
Utilities	—	9,498		—	9,498
Preferred Stocks
Consumer Discretionary	—	917		—	917
Consumer Staples	—	320		—	320
Utilities	—	33		—	33
Rights
Financials	—	—	*	—	—
Investment Companies	7,375	—		—	7,375

Total Investments	$7,375	$238,661		$—	$246,036

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$178	$—		$—	$178
Foreign Currency Exchange Contracts	—	96		—	96
Liabilities
Futures Contracts	(4)	—		—	(4)
Foreign Currency Exchange Contracts	—	(58)		—	(58)

Total Other Financial Instruments	$174	$38		$—	$212

*	Amount rounds to less than one thousand.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At August 31, 2012, there were transfers between Level 1 and Level 2 classifications based on levels assigned on November 30, 2011.

EQUITY PORTFOLIOS    14    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2012 (UNAUDITED)

At August 31, 2012, the Portfolio had a transfer in the Consumer Discretionary sector of Common Stock from Level 1 to Level 2 of $35 due to a valuation using adjustment factors designed to reflect more accurately the fair value of the foreign security. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Federal Tax Information:

At August 31, 2012, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$257,221

Gross tax appreciation of investments	$22,434
Gross tax depreciation of investments	(33,619)

Net tax depreciation of investments	$(11,185)

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    15    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO	AUGUST 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9%
Advertising - 0.1%
Harte-Hanks, Inc.†	2,762	$19
Marchex, Inc., Class B†	1,339	5
MDC Partners, Inc., Class A†	1,600	16
Millennial Media, Inc.†*	708	8

		48

Aerospace/Defense - 1.2%
AAR Corp.	2,500	37
Aerovironment, Inc.*	1,075	26
API Technologies Corp.†*	2,007	6
Astronics Corp.†*	652	18
CPI Aerostructures, Inc.*	349	4
Cubic Corp.	988	50
Curtiss-Wright Corp.	2,912	87
Esterline Technologies Corp.*	1,902	114
GenCorp, Inc.†*	3,702	34
HEICO Corp.	3,268	114
Kaman Corp.†	1,636	54
Kratos Defense & Security Solutions, Inc.*	2,489	12
LMI Aerospace, Inc.†*	547	11
M/A-COM Technology Solutions Holdings, Inc.†*	377	4
Moog, Inc., Class A*	2,809	103
National Presto Industries, Inc.†	298	22
Orbital Sciences Corp.*	3,662	50
SIFCO Industries, Inc.	155	3
Teledyne Technologies, Inc.*	2,282	147

		896

Agriculture - 0.4%
Alico, Inc.	217	7
Alliance One International, Inc.†*	5,291	15
Andersons (The), Inc.	1,159	46
Cadiz, Inc.†*	808	7
Griffin Land & Nurseries, Inc.†	179	5
Limoneira Co.†	483	9
Star Scientific, Inc.*	9,041	34
Tejon Ranch Co.*	822	23
Universal Corp.†	1,445	68
Vector Group Ltd.†	3,289	56

		270

Airlines - 0.7%
Alaska Air Group, Inc.*	4,415	148
Allegiant Travel Co.*	928	61
Hawaiian Holdings, Inc.†*	3,203	19
JetBlue Airways Corp.†*	14,506	71
Republic Airways Holdings, Inc.*	2,915	13
SkyWest, Inc.	3,160	28
Spirit Airlines, Inc.*	2,582	51
US Airways Group, Inc.†*	10,072	107

		498

Apparel - 1.3%
Cherokee, Inc.†	542	7
Columbia Sportswear Co.†	761	40
Crocs, Inc.*	5,580	98
Delta Apparel, Inc.†*	445	6
G-III Apparel Group Ltd.†*	1,030	33
Iconix Brand Group, Inc.†*	4,412	83
Jones Group (The), Inc.†	5,095	65
K-Swiss, Inc., Class A†*	1,537	4
Maidenform Brands, Inc.*	1,455	32
Oxford Industries, Inc.	869	47
Perry Ellis International, Inc.†*	740	15
Quiksilver, Inc.*	8,098	25
R.G. Barry Corp.†	556	8
Skechers U.S.A., Inc., Class A†*	2,348	51
Steven Madden Ltd.*	2,437	105
True Religion Apparel, Inc.	1,600	37
Unifi, Inc.†*	892	10
Warnaco Group (The), Inc.*	2,547	131
Weyco Group, Inc.†	400	9
Wolverine World Wide, Inc.†	3,019	142

		948

Auto Manufacturers - 0.0%
Wabash National Corp.*	4,240	28

Auto Parts & Equipment - 0.9%
Accuride Corp.†*	2,937	15
American Axle & Manufacturing Holdings, Inc.*	4,133	46
Amerigon, Inc.*	1,852	22
Commercial Vehicle Group, Inc.*	1,517	13
Cooper Tire & Rubber Co.	3,866	77
Dana Holding Corp.	9,164	125
Dorman Products, Inc.*	1,518	45
Douglas Dynamics, Inc.†	1,369	19
Exide Technologies*	5,000	15
Federal-Mogul Corp.*	1,146	11
Fuel Systems Solutions, Inc.†*	901	16

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9% continued
Auto Parts & Equipment - 0.9% continued
Meritor, Inc.*	5,988	$27
Miller Industries, Inc.†	662	10
Modine Manufacturing Co.*	2,899	20
Spartan Motors, Inc.†	1,996	10
Standard Motor Products, Inc.	1,231	22
Superior Industries International, Inc.	1,423	24
Tenneco, Inc.*	3,767	114
Titan International, Inc.†	2,622	55
Tower International, Inc.†*	355	3

		689

Banks - 6.4%
1st Source Corp.	913	21
1st United Bancorp, Inc.*	1,848	11
Access National Corp.	456	6
Alliance Financial Corp.	290	11
American National Bankshares, Inc.	484	11
Ameris Bancorp*	1,474	18
Ames National Corp.†	496	11
Arrow Financial Corp.†	647	16
Bancfirst Corp.	405	17
Banco Latinoamericano de Comercio Exterior S.A., Class E	1,762	37
Bancorp (The), Inc.*	1,802	17
BancorpSouth, Inc.	5,858	86
Bank of Kentucky Financial Corp.	371	9
Bank of Marin Bancorp	338	13
Bank of the Ozarks, Inc.†	1,810	58
Banner Corp.	1,129	27
Bar Harbor Bankshares†	239	9
BBCN Bancorp, Inc.*	4,839	61
Berkshire Bancorp, Inc.†*	264	2
Boston Private Financial Holdings, Inc.†	4,854	46
Bridge Bancorp, Inc.	532	11
Bridge Capital Holdings†*	574	9
Bryn Mawr Bank Corp.†	729	16
C&F Financial Corp.	198	8
Camden National Corp.	465	17
Capital Bank Corp.†*	902	2
Capital City Bank Group, Inc.†	691	6
Cardinal Financial Corp.	1,806	23
Cascade Bancorp†*	376	2
Cass Information Systems, Inc.	576	23
Cathay General Bancorp	4,882	80
Center Bancorp, Inc.	752	9
Centerstate Banks, Inc.†	1,904	16
Central Pacific Financial Corp.*	1,340	19
Century Bancorp, Inc., Class A†	201	6
Chemical Financial Corp.	1,703	39
Citizens & Northern Corp.	782	15
Citizens Republic Bancorp, Inc.*	2,482	51
City Holding Co.†	918	31
CNB Financial Corp.†	801	13
CoBiz Financial, Inc.	2,241	16
Columbia Banking System, Inc.	2,460	44
Community Bank System, Inc.†	2,442	69
Community Trust Bancorp, Inc.†	864	30
Crescent Financial Bancshares, Inc.†*	168	1
CVB Financial Corp.†	5,464	65
Eagle Bancorp, Inc.*	1,071	18
Enterprise Bancorp, Inc.	371	6
Enterprise Financial Services Corp.†	1,105	14
Farmers National Banc Corp.†	1,160	7
Fidelity Southern Corp.†	590	5
Financial Institutions, Inc.	873	15
First BanCorp†*	4,360	17
First Bancorp	988	10
First Bancorp, Inc.†	562	9
First Busey Corp.	4,602	22
First California Financial Group, Inc.*	1,391	10
First Commonwealth Financial Corp.†	6,523	45
First Community Bancshares, Inc.†	953	14
First Connecticut Bancorp, Inc.	1,135	15
First Financial Bancorp	3,624	59
First Financial Bankshares, Inc.†	1,951	68
First Financial Corp.†	705	22
First Interstate Bancsystem, Inc.†	1,030	15
First Merchants Corp.†	1,772	25
First Midwest Bancorp, Inc.	4,645	55
First of Long Island (The) Corp.	491	15
FirstMerit Corp.	6,798	107
FNB Corp.†	8,651	95
FNB United Corp.†*	620	8
Franklin Financial Corp.*	894	15
German American Bancorp, Inc.†	782	18
Glacier Bancorp, Inc.†	4,458	69
Great Southern Bancorp, Inc.	646	19
Green Bankshares, Inc.†*	755	1
Guaranty Bancorp†*	4,717	9

EQUITY PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9% continued
Banks - 6.4% continued
Hancock Holding Co.	4,733	$140
Hanmi Financial Corp.*	1,985	25
Heartland Financial USA, Inc.†	900	24
Heritage Commerce Corp.*	1,226	8
Heritage Financial Corp.†	929	13
Heritage Oaks Bancorp*	1,245	7
Home BancShares, Inc.†	1,371	43
Horizon Bancorp†	232	6
Hudson Valley Holding Corp.†	985	17
IBERIABANK Corp.	1,831	86
Independent Bank Corp.†	1,338	39
International Bancshares Corp.†	3,303	60
Lakeland Bancorp, Inc.†	1,669	17
Lakeland Financial Corp.	1,012	27
MainSource Financial Group, Inc.†	1,272	15
MB Financial, Inc.	3,390	69
Mercantile Bank Corp.†*	533	9
Merchants Bancshares, Inc.†	314	9
Metro Bancorp, Inc.†*	873	11
MetroCorp Bancshares, Inc.*	980	10
Middleburg Financial Corp.	329	6
MidSouth Bancorp, Inc.†	551	7
MidWestOne Financial Group, Inc.	420	9
National Bankshares, Inc.†	414	13
National Penn Bancshares, Inc.	7,648	68
NBT Bancorp, Inc.	2,063	43
Northrim BanCorp, Inc.	398	8
Old National Bancorp†	5,867	78
OmniAmerican Bancorp, Inc.*	694	15
Oriental Financial Group, Inc.†	2,520	27
Pacific Capital Bancorp*	259	12
Pacific Continental Corp.	1,179	11
Pacific Mercantile Bancorp*	660	4
PacWest Bancorp†	1,881	44
Park National Corp.	702	47
Park Sterling Corp.†*	2,008	10
Peapack Gladstone Financial Corp.	547	8
Penns Woods Bancorp, Inc.†	236	9
Peoples Bancorp, Inc.†	660	15
Pinnacle Financial Partners, Inc.†*	2,144	41
Preferred Bank*	727	9
PrivateBancorp, Inc.†	3,746	61
Prosperity Bancshares, Inc.†	2,943	124
Renasant Corp.	1,554	28
Republic Bancorp, Inc., Class A†	595	13
S&T Bancorp, Inc.†	1,792	31
S.Y. Bancorp, Inc.†	765	18
Sandy Spring Bancorp, Inc.†	1,494	27
SCBT Financial Corp.	934	38
Seacoast Banking Corp. of Florida†*	4,336	6
Sierra Bancorp	703	8
Simmons First National Corp., Class A†	1,079	25
Southside Bancshares, Inc.†	1,091	24
Southwest Bancorp, Inc.*	1,257	14
State Bank Financial Corp.	1,966	32
StellarOne Corp.	1,432	19
Sterling Bancorp	1,947	19
Sterling Financial Corp.	1,659	35
Suffolk Bancorp†*	610	9
Sun Bancorp, Inc.†*	2,489	7
Susquehanna Bancshares, Inc.	11,653	123
Taylor Capital Group, Inc.†*	1,010	17
Texas Capital Bancshares, Inc.†*	2,482	114
Tompkins Financial Corp.†	572	22
TowneBank†	1,631	24
Trico Bancshares	988	15
TrustCo Bank Corp. NY	5,808	32
Trustmark Corp.†	4,016	95
UMB Financial Corp.†	2,002	98
Umpqua Holdings Corp.	6,915	87
Union First Market Bankshares Corp.	1,263	19
United Bankshares, Inc.†	3,115	76
United Community Banks, Inc.*	2,558	20
Univest Corp. of Pennsylvania†	1,009	17
Virginia Commerce Bancorp, Inc.†*	1,661	14
Walker & Dunlop, Inc.†*	706	9
Washington Banking Co.	954	13
Washington Trust Bancorp, Inc.	888	22
Webster Financial Corp.	4,475	95
WesBanco, Inc.†	1,446	29
West Bancorporation, Inc.†	1,007	10
West Coast Bancorp†*	1,205	24
Westamerica Bancorporation†	1,725	80
Western Alliance Bancorp†*	4,336	40
Wilshire Bancorp, Inc.*	3,834	24
Wintrust Financial Corp.†	2,252	84

		4,775

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9% continued
Beverages - 0.2%
Boston Beer (The) Co., Inc., Class A†*	483	$50
Central European Distribution Corp.†*	3,931	11
Coca-Cola Bottling Co. Consolidated	290	20
Craft Brew Alliance, Inc.†*	687	5
Farmer Bros. Co.†*	400	4
National Beverage Corp.*	681	10
Peet’s Coffee & Tea, Inc.†*	822	60

		160

Biotechnology - 2.3%
Acorda Therapeutics, Inc.*	2,488	57
Aegerion Pharmaceuticals, Inc.†*	1,338	19
Affymax, Inc.†*	2,240	40
Agenus, Inc.*	1,414	6
Alnylam Pharmaceuticals, Inc.†*	2,883	53
AMAG Pharmaceuticals, Inc.*	1,324	20
Arena Pharmaceuticals, Inc.†*	13,416	121
Arqule, Inc.†*	3,694	19
Astex Pharmaceuticals†*	5,775	16
BioCryst Pharmaceuticals, Inc.†*	3,050	13
Biotime, Inc.†*	1,890	8
Cambrex Corp.*	1,875	23
Celldex Therapeutics, Inc.*	3,644	21
Ceres, Inc.†*	342	2
Coronado Biosciences, Inc.*	841	5
Cubist Pharmaceuticals, Inc.†*	3,929	181
Curis, Inc.†*	4,900	22
Dendreon Corp.†*	9,554	43
Discovery Laboratories, Inc.†*	2,687	9
Dynavax Technologies Corp.†*	10,802	42
Emergent Biosolutions, Inc.*	1,606	24
Enzon Pharmaceuticals, Inc.*	2,616	18
Exact Sciences Corp.*	3,504	35
Exelixis, Inc.†*	11,341	50
Geron Corp.†*	8,190	23
GTx, Inc.*	1,668	6
Halozyme Therapeutics, Inc.†*	5,567	32
Harvard Bioscience, Inc.*	1,440	5
Immunogen, Inc.*	4,794	69
Immunomedics, Inc.†*	4,226	14
InterMune, Inc.†*	4,057	30
Lexicon Pharmaceuticals, Inc.*	12,314	28
Ligand Pharmaceuticals, Inc., Class B*	1,077	19
Maxygen, Inc.†*	1,792	11
Medicines (The) Co.*	3,421	88
Merrimack Pharmaceuticals, Inc.†*	943	7
Momenta Pharmaceuticals, Inc.*	2,906	41
NewLink Genetics Corp.†*	786	11
Novavax, Inc.†*	7,180	15
NPS Pharmaceuticals, Inc.†*	5,339	41
Omeros Corp.†*	1,392	13
OncoGenex Pharmaceutical, Inc.*	873	12
Oncothyreon, Inc.†*	3,544	19
Pacific Biosciences of California, Inc.†*	2,115	4
PDL BioPharma, Inc.†	8,667	64
Repligen Corp.*	1,912	11
RTI Biologics, Inc.*	3,533	13
Sangamo Biosciences, Inc.†*	3,263	17
Seattle Genetics, Inc.†*	5,897	156
Sequenom, Inc.†*	7,107	26
Spectrum Pharmaceuticals, Inc.†*	3,694	44
Sunesis Pharmaceuticals, Inc.†*	1,781	6
Transcept Pharmaceuticals, Inc.*	781	5
Trius Therapeutics, Inc.*	1,539	8
Verastem, Inc.*	375	3
Vical, Inc.*	4,870	18
XOMA Corp.†*	4,223	15
ZIOPHARM Oncology, Inc.†*	4,191	21

		1,742

Building Materials - 1.2%
AAON, Inc.†	1,153	21
American DG Energy, Inc.†*	1,506	3
Apogee Enterprises, Inc.	1,772	28
Builders FirstSource, Inc.†*	2,858	13
Comfort Systems USA, Inc.	2,319	24
Drew Industries, Inc.*	1,191	34
Eagle Materials, Inc.	2,810	120
Gibraltar Industries, Inc.†*	1,895	21
Griffon Corp.†	2,776	27
Headwaters, Inc.*	3,792	25
Interline Brands, Inc.*	1,988	51
Louisiana-Pacific Corp.†*	8,532	114
LSI Industries, Inc.	1,215	8
NCI Building Systems, Inc.*	1,159	12
Nortek, Inc.*	480	25
Patrick Industries, Inc.*	246	3
PGT, Inc.†*	1,210	4
Quanex Building Products Corp.†	2,289	40
Simpson Manufacturing Co., Inc.	2,482	63

EQUITY PORTFOLIOS    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9% continued
Building Materials - 1.2% continued
Texas Industries, Inc.†	1,401	$55
Trex Co., Inc.†*	865	27
Universal Forest Products, Inc.†	1,223	47
USG Corp.†*	4,597	94

		859

Chemicals - 1.7%
A. Schulman, Inc.	1,815	44
Aceto Corp.	1,698	15
American Vanguard Corp.	1,727	51
Balchem Corp.	1,816	66
Chemtura Corp.*	6,124	101
Codexis, Inc.†*	1,492	3
Ferro Corp.†*	5,376	18
Georgia Gulf Corp.	2,125	84
H.B. Fuller Co.	3,098	94
Hawkins, Inc.†	569	22
Innophos Holdings, Inc.	1,353	64
Innospec, Inc.†*	1,433	45
KMG Chemicals, Inc.	486	9
Kraton Performance Polymers, Inc.*	2,003	43
Landec Corp.*	1,531	15
Minerals Technologies, Inc.†	1,103	75
Oil-Dri Corp. of America†	313	7
Olin Corp.	4,974	107
OM Group, Inc.†*	2,012	37
Omnova Solutions, Inc.*	2,868	22
PolyOne Corp.†	5,564	88
Quaker Chemical Corp.	796	38
Sensient Technologies Corp.	3,100	111
Spartech Corp.*	1,864	10
Stepan Co.†	522	50
TPC Group, Inc.*	806	33
Zep, Inc.	1,378	20
Zoltek Cos., Inc.†*	1,667	14

		1,286

Coal - 0.3%
Arch Coal, Inc.†	13,172	81
Cloud Peak Energy, Inc.*	3,765	66
Hallador Energy Co.	420	3
SunCoke Energy, Inc.*	4,345	69
Westmoreland Coal Co.†*	708	5

		224

Commercial Services - 6.3%
ABM Industries, Inc.	3,333	67
Acacia Research Corp.*	3,084	81
Accretive Health, Inc.†*	3,495	42
Advisory Board (The) Co.*	2,128	94
American Public Education, Inc.†*	1,118	38
American Reprographics Co.*	2,360	10
AMN Healthcare Services, Inc.†*	2,533	21
Arbitron, Inc.	1,641	58
Ascent Capital Group, Inc., Class A*	889	46
Asset Acceptance Capital Corp.*	981	6
AVEO Pharmaceuticals, Inc.†*	2,413	23
Avis Budget Group, Inc.*	6,586	108
Barrett Business Services, Inc.	421	11
Bridgepoint Education, Inc.†*	1,069	11
Brink’s (The) Co.	2,932	65
Capella Education Co.*	852	27
Cardtronics, Inc.*	2,738	77
Career Education Corp.*	3,211	10
Carriage Services, Inc.	979	9
CBIZ, Inc.†*	2,329	13
CDI Corp.	848	14
Cenveo, Inc.†*	3,329	7
Chemed Corp.†	1,193	79
Collectors Universe	329	5
Consolidated Graphics, Inc.*	497	13
Convergys Corp.	7,238	112
Corinthian Colleges, Inc.†*	4,855	10
Corporate Executive Board (The) Co.	2,087	97
Corvel Corp.*	375	16
CoStar Group, Inc.*	1,745	142
CRA International, Inc.*	643	10
Cross Country Healthcare, Inc.*	1,659	7
Deluxe Corp.†	3,165	90
Dollar Thrifty Automotive Group, Inc.*	1,742	152
Education Management Corp.†*	1,652	5
Electro Rent Corp.	1,177	20
Euronet Worldwide, Inc.†*	3,173	56
ExamWorks Group, Inc.†*	1,814	23
ExlService Holdings, Inc.*	1,448	37
Forrester Research, Inc.	874	26
Franklin Covey Co.*	900	9
FTI Consulting, Inc.†*	2,603	68
Geo Group (The), Inc.	3,811	100
Global Cash Access Holdings, Inc.*	4,081	31

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    5    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9% continued
Commercial Services - 6.3% continued
Grand Canyon Education, Inc.†*	2,478	$52
Great Lakes Dredge & Dock Corp.	3,696	27
Green Dot Corp., Class A†*	1,488	17
H&E Equipment Services, Inc.*	1,780	32
Hackett Group (The), Inc.*	1,523	6
Healthcare Services Group, Inc.†	4,166	88
Heartland Payment Systems, Inc.†	2,405	73
Heidrick & Struggles International, Inc.	1,113	14
Hill International, Inc.†*	1,431	6
HMS Holdings Corp.†*	5,334	184
Hudson Global, Inc.*	1,939	9
Huron Consulting Group, Inc.*	1,421	46
ICF International, Inc.*	1,234	27
Insperity, Inc.	1,406	34
Integramed America, Inc.*	543	8
Intersections, Inc.†	572	6
K12, Inc.†*	1,655	35
Kelly Services, Inc., Class A	1,664	21
Kenexa Corp.*	1,696	78
Kforce, Inc.*	1,822	21
Korn/Ferry International*	2,966	42
Landauer, Inc.†	586	34
Lincoln Educational Services Corp.†	1,368	6
Live Nation Entertainment, Inc.*	8,688	74
Mac-Gray Corp.†	716	9
Matthews International Corp., Class A†	1,746	52
MAXIMUS, Inc.	2,117	115
McGrath RentCorp	1,536	39
Medifast, Inc.*	876	24
MoneyGram International, Inc.*	1,331	21
Monro Muffler Brake, Inc.†	1,917	65
Monster Worldwide, Inc.†*	7,523	52
Multi-Color Corp.†	837	17
National American University Holdings, Inc.†	750	3
National Research Corp.†	156	8
Navigant Consulting, Inc.*	3,213	36
Odyssey Marine Exploration, Inc.*	4,425	16
On Assignment, Inc.*	2,664	44
PAREXEL International Corp.*	3,716	107
PDI, Inc.*	620	4
Pendrell Corp.†*	9,945	12
PHH Corp.†*	3,515	61
Premier Exhibitions, Inc.†*	1,591	4
PRGX Global, Inc.*	1,316	11
Providence Service (The) Corp.*	785	9
Quad/Graphics, Inc.†	1,563	29
Rent-A-Center, Inc.	3,686	130
Resources Connection, Inc.	2,637	30
RPX Corp.*	1,313	15
ServiceSource International, Inc.†*	3,080	29
Sotheby’s†	4,204	131
Standard Parking Corp.*	971	22
Steiner Leisure Ltd.*	946	44
Stewart Enterprises, Inc., Class A†	4,633	34
Strayer Education, Inc.†	740	48
Swisher Hygiene, Inc.†*	6,989	12
Team Health Holdings, Inc.*	1,760	50
Team, Inc.*	1,246	39
TeleTech Holdings, Inc.*	1,397	23
TMS International Corp., Class A*	775	8
TNS, Inc.*	1,517	22
Tree.com, Inc.†*	372	6
TrueBlue, Inc.*	2,506	39
Universal Technical Institute, Inc.	1,324	16
Valassis Communications, Inc.†*	2,654	67
Viad Corp.	1,268	26
VistaPrint N.V.†*	2,114	76
Westway Group, Inc.†*	753	5
Wright Express Corp.*	2,412	159
Zillow, Inc., Class A†*	191	8
Zipcar, Inc.†*	1,667	13

		4,676

Computers - 1.9%
3D Systems Corp.†*	2,893	126
Acorn Energy, Inc.†	1,110	9
Agilysys, Inc.*	887	7
CACI International, Inc., Class A†*	1,652	88
Carbonite, Inc.†*	700	5
CIBER, Inc.†*	4,518	16
Computer Task Group, Inc.†*	913	15
Cray, Inc.*	2,298	26
Datalink Corp.*	946	8
Digimarc Corp.	440	10
Echelon Corp.*	2,353	8
Electronics for Imaging, Inc.*	2,855	44
iGATE Corp.†*	1,994	32
Imation Corp.*	1,916	11
Immersion Corp.*	1,732	10

EQUITY PORTFOLIOS    6    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9% continued
Computers - 1.9% continued
Insight Enterprises, Inc.*	2,756	$49
j2 Global, Inc.†	2,868	85
Key Tronic Corp.*	649	7
KEYW Holding (The) Corp.†*	1,121	13
LivePerson, Inc.†*	3,414	56
Manhattan Associates, Inc.*	1,260	64
Mattersight Corp.†*	631	3
Maxwell Technologies, Inc.†*	1,806	14
Mentor Graphics Corp.*	5,746	95
Mercury Computer Systems, Inc.†*	1,920	19
MTS Systems Corp.	997	51
Netscout Systems, Inc.*	2,279	54
OCZ Technology Group, Inc.†*	4,177	24
Quantum Corp.†*	14,541	23
Radisys Corp.*	1,418	5
RealD, Inc.†*	2,728	27
Silicon Graphics International Corp.†*	1,982	17
Spansion, Inc., Class A*	2,992	34
STEC, Inc.†*	2,253	17
Stratasys, Inc.†*	1,321	85
Super Micro Computer, Inc.†*	1,808	22
Sykes Enterprises, Inc.*	2,394	32
Synaptics, Inc.†*	2,090	64
Syntel, Inc.	958	56
Unisys Corp.†*	2,719	57
Virtusa Corp.*	1,155	20
Vocera Communications, Inc.†*	416	12

		1,420

Cosmetics/Personal Care - 0.1%
Elizabeth Arden, Inc.†*	1,564	73
Inter Parfums, Inc.†	1,015	17
Revlon, Inc., Class A*	708	9

		99

Distribution/Wholesale - 1.0%
Beacon Roofing Supply, Inc.†*	2,907	82
BlueLinx Holdings, Inc.*	1,499	3
Brightpoint, Inc.*	4,286	39
Core-Mark Holding Co., Inc.	709	32
Houston Wire & Cable Co.†	1,128	12
MWI Veterinary Supply, Inc.*	790	80
Owens & Minor, Inc.†	3,942	110
Pool Corp.	2,948	116
Rentrak Corp.*	577	10
ScanSource, Inc.*	1,710	52
Titan Machinery, Inc.*	1,048	24
United Stationers, Inc.	2,524	61
Watsco, Inc.†	1,823	138

		759

Diversified Financial Services - 2.3%
Aircastle Ltd.	3,640	42
Artio Global Investors, Inc.†	1,929	6
Asta Funding, Inc.	683	6
BGC Partners, Inc., Class A	6,106	28
Calamos Asset Management, Inc., Class A	1,191	13
California First National Bancorp†	143	2
CIFC Corp.†*	395	3
Cohen & Steers, Inc.(1) †	1,145	39
Cowen Group, Inc., Class A†*	5,412	14
Credit Acceptance Corp.*	488	48
DFC Global Corp.*	2,727	51
Diamond Hill Investment Group, Inc.	170	12
Doral Financial Corp.*	8,189	9
Duff & Phelps Corp., Class A	1,934	26
Edelman Financial Group, Inc.†	1,324	12
Ellie Mae, Inc.*	1,340	35
Encore Capital Group, Inc.*	1,359	38
Epoch Holding Corp.†	988	21
Evercore Partners, Inc., Class A	1,774	44
FBR & Co.*	2,668	8
Federal Agricultural Mortgage Corp., Class C	629	16
Financial Engines, Inc.†*	2,874	61
First Marblehead (The) Corp.†*	3,778	4
FXCM, Inc., Class A	1,279	11
Gain Capital Holdings, Inc.	919	4
GAMCO Investors, Inc., Class A†	393	18
GFI Group, Inc.	4,190	12
Greenhill & Co., Inc.†	1,803	79
Higher One Holdings, Inc.†*	1,995	25
Horizon Technology Finance Corp.	385	6
INTL. FCStone, Inc.†*	854	15
Investment Technology Group, Inc.*	2,442	21
JMP Group, Inc.†	1,004	5
KBW, Inc.†	2,154	33
Knight Capital Group, Inc., Class A†*	6,058	17
Ladenburg Thalmann Financial Services, Inc.†*	6,311	9

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    7    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9% continued
Diversified Financial Services - 2.3% continued
Manning & Napier, Inc.	841	$10
MarketAxess Holdings, Inc.	2,264	74
Marlin Business Services Corp.	505	8
Medley Capital Corp.	1,066	14
MicroFinancial, Inc.	524	5
National Financial Partners Corp.†*	2,536	37
Nationstar Mortgage Holdings, Inc.*	1,189	32
Nelnet, Inc., Class A	1,469	35
Netspend Holdings, Inc.†*	1,926	18
NewStar Financial, Inc.†*	1,638	19
Nicholas Financial, Inc.	645	9
Ocwen Financial Corp.*	6,668	172
Oppenheimer Holdings, Inc., Class A†	621	9
Piper Jaffray Cos.*	1,014	25
Portfolio Recovery Associates, Inc.*	1,061	106
Pzena Investment Management, Inc., Class A(2)	563	3
Regional Management Corp.*	299	5
SeaCube Container Leasing Ltd.	695	13
Solar Senior Capital Ltd.	584	10
Stifel Financial Corp.†*	3,332	109
SWS Group, Inc.*	1,885	11
Virtus Investment Partners, Inc.†*	376	32
WageWorks, Inc.*	403	7
Walter Investment Management Corp.	1,776	50
Westwood Holdings Group, Inc.	411	15
WisdomTree Investments, Inc.†*	3,634	23
World Acceptance Corp.†*	682	50

		1,694

Electric - 2.3%
ALLETE, Inc.	2,367	98
Ameresco, Inc., Class A†*	1,250	15
Atlantic Power Corp.†	7,043	99
Avista Corp.	3,639	92
Black Hills Corp.	2,735	94
CH Energy Group, Inc.	929	60
Cleco Corp.	3,781	155
El Paso Electric Co.	2,475	82
Empire District Electric (The) Co.†	2,614	55
EnerNOC, Inc.†*	1,482	15
Genie Energy Ltd., Class B†	949	7
GenOn Energy, Inc.*	47,941	121
IDACORP, Inc.	3,110	129
MGE Energy, Inc.†	1,433	71
NorthWestern Corp.	2,256	83
Ormat Technologies, Inc.†	1,126	21
Otter Tail Corp.†	2,243	51
Pike Electric Corp.*	1,000	9
PNM Resources, Inc.	4,941	102
PNM Resources, Inc. - (Fractional Shares)*	50,000	—
Portland General Electric Co.	4,685	126
UIL Holdings Corp.	3,141	110
Unitil Corp.	856	23
UNS Energy Corp.	2,495	100

		1,718

Electrical Components & Equipment - 1.0%
A123 Systems, Inc.†*	6,641	2
Acuity Brands, Inc.†	2,628	169
Advanced Energy Industries, Inc.†*	2,433	31
American Superconductor Corp.†*	2,423	9
Belden, Inc.	2,824	96
Capstone Turbine Corp.†*	18,512	18
Coleman Cable, Inc.†	554	5
Encore Wire Corp.	1,163	33
EnerSys, Inc.*	2,975	111
Generac Holdings, Inc.	1,535	33
Graham Corp.†	589	11
Insteel Industries, Inc.	1,065	11
Littelfuse, Inc.	1,344	69
Powell Industries, Inc.*	554	21
Power-One, Inc.*	4,162	26
SunPower Corp.†*	2,466	11
Universal Display Corp.†*	2,465	100
Vicor Corp.†	1,214	7

		763

Electronics - 2.2%
American Science & Engineering, Inc.†	553	33
Analogic Corp.	761	53
Badger Meter, Inc.	905	31
Bel Fuse, Inc., Class B	675	13
Benchmark Electronics, Inc.*	3,578	57
Brady Corp., Class A	3,043	85
Checkpoint Systems, Inc.†*	2,507	20
Coherent, Inc.*	1,469	69
CTS Corp.	2,146	21
Cymer, Inc.*	1,919	109
Daktronics, Inc.	2,238	21

EQUITY PORTFOLIOS    8    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9% continued
Electronics - 2.2% continued
Electro Scientific Industries, Inc.	1,424	$17
ESCO Technologies, Inc.	1,657	59
FARO Technologies, Inc.*	1,050	41
FEI Co.	2,354	126
Fluidigm Corp.†*	1,272	20
GSI Group, Inc.†*	1,808	16
II-VI, Inc.*	3,262	61
InvenSense, Inc.†*	2,259	28
Kemet Corp.*	2,785	13
Measurement Specialties, Inc.†*	937	30
Mesa Laboratories, Inc.	160	8
Methode Electronics, Inc.	2,336	22
Multi-Fineline Electronix, Inc.*	531	13
Newport Corp.*	2,371	30
NVE Corp.†*	303	17
OSI Systems, Inc.*	1,232	91
Park Electrochemical Corp.	1,290	34
Plexus Corp.*	2,170	65
Rofin-Sinar Technologies, Inc.†*	1,771	39
Rogers Corp.†*	1,015	40
Sanmina-SCI Corp.*	5,056	44
Stoneridge, Inc.*	1,738	11
Sypris Solutions, Inc.	656	4
Taser International, Inc.†*	3,443	18
TTM Technologies, Inc.*	3,297	35
Viasystems Group, Inc.*	237	4
Vishay Precision Group, Inc.†*	754	10
Watts Water Technologies, Inc., Class A†	1,842	68
Woodward, Inc.	4,290	150
Zagg, Inc.*	1,581	12
Zygo Corp.*	1,012	20

		1,658

Energy - Alternate Sources - 0.2%
Amyris, Inc.†*	1,877	6
Clean Energy Fuels Corp.†*	4,100	54
Enphase Energy, Inc.†*	493	2
FuelCell Energy, Inc.†*	9,630	10
FutureFuel Corp.†	1,209	12
Gevo, Inc.†*	1,291	5
Green Plains Renewable Energy, Inc.†*	1,548	7
KiOR, Inc., Class A†*	1,638	13
Renewable Energy Group, Inc.*	423	2
REX American Resources Corp.*	353	6
Saratoga Resources, Inc.†*	1,125	6
Solazyme, Inc.†*	2,032	24

		147

Engineering & Construction - 0.7%
Aegion Corp.*	2,437	48
Argan, Inc.	611	10
Dycom Industries, Inc.†*	2,074	30
EMCOR Group, Inc.	4,142	114
Exponent, Inc.*	831	43
Granite Construction, Inc.	2,399	66
Layne Christensen Co.*	1,230	24
MasTec, Inc.†*	3,615	66
Michael Baker Corp.*	540	13
Mistras Group, Inc.*	968	21
MYR Group, Inc.*	1,271	26
Orion Marine Group, Inc.†*	1,696	13
Sterling Construction Co., Inc.*	1,037	10
Tutor Perini Corp.*	2,217	24
VSE Corp.†	247	6

		514

Entertainment - 1.0%
Bluegreen Corp.*	888	5
Carmike Cinemas, Inc.*	1,098	13
Churchill Downs, Inc.	807	46
International Speedway Corp., Class A	1,699	45
Isle of Capri Casinos, Inc.*	1,371	8
Lions Gate Entertainment Corp.†*	5,262	78
Marriott Vacations Worldwide Corp.*	1,650	53
Multimedia Games Holding Co., Inc.*	1,698	27
National CineMedia, Inc.†	3,478	50
Pinnacle Entertainment, Inc.*	3,879	43
Reading International, Inc., Class A†*	1,030	7
Scientific Games Corp., Class A*	3,532	26
Shuffle Master, Inc.*	3,409	52
Six Flags Entertainment Corp.	2,461	136
Speedway Motorsports, Inc.†	748	11
Vail Resorts, Inc.	2,234	115

		715

Environmental Control - 0.6%
ADA-ES, Inc.*	558	13
Calgon Carbon Corp.*	3,553	49
Casella Waste Systems, Inc., Class A*	1,682	8
Ceco Environmental Corp.	444	4
Darling International, Inc.*	7,301	121

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    9    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9% continued
Environmental Control - 0.6% continued
Energy Recovery, Inc.†*	2,797	$7
EnergySolutions, Inc.†*	4,798	12
GSE Holding, Inc.*	474	4
Heckmann Corp.†*	8,295	22
Heritage-Crystal Clean, Inc.†*	477	9
Metalico, Inc.*	2,301	5
Met-Pro Corp.†	963	9
Mine Safety Appliances Co.†	1,713	60
Rentech, Inc.*	14,175	31
Tetra Tech, Inc.*	3,935	102
TRC Cos., Inc.†*	936	7
US Ecology, Inc.	1,136	21

		484

Food - 2.0%
Annie’s, Inc.†*	310	13
Arden Group, Inc., Class A†	67	6
B&G Foods, Inc.†	3,002	88
Calavo Growers, Inc.†	741	20
Cal-Maine Foods, Inc.†	897	36
Chefs’ Warehouse (The), Inc.†*	682	10
Chiquita Brands International, Inc.†*	2,852	17
Diamond Foods, Inc.†	1,372	27
Dole Food Co., Inc.†*	2,226	29
Fresh Del Monte Produce, Inc.	2,366	58
Hain Celestial Group (The), Inc.*	2,287	158
Harris Teeter Supermarkets, Inc.	2,722	106
Ingles Markets, Inc., Class A	760	12
Inventure Foods, Inc.†*	810	5
J&J Snack Foods Corp.	919	52
John B. Sanfilippo & Son, Inc.†*	493	8
Lancaster Colony Corp.†	1,147	83
Lifeway Foods, Inc.†	300	3
Nash Finch Co.	773	15
Pilgrim’s Pride Corp.†*	3,744	20
Post Holdings, Inc.*	1,714	51
Sanderson Farms, Inc.†	1,425	63
Seaboard Corp.*	19	40
Seneca Foods Corp., Class A†*	557	16
Smart Balance, Inc.†*	3,680	43
Snyders-Lance, Inc.	2,739	64
Spartan Stores, Inc.	1,359	21
SUPERVALU, Inc.†	13,168	31
Tootsie Roll Industries, Inc.†	1,455	37
TreeHouse Foods, Inc.*	2,231	116
United Natural Foods, Inc.*	3,030	174
Village Super Market, Inc., Class A	523	17
Weis Markets, Inc.†	681	29

		1,468

Forest Products & Paper - 0.7%
Boise, Inc.	6,234	47
Buckeye Technologies, Inc.	2,444	74
Clearwater Paper Corp.*	1,449	55
Deltic Timber Corp.†	675	41
KapStone Paper and Packaging Corp.*	2,506	50
Neenah Paper, Inc.	980	27
Orchids Paper Products Co.	357	6
P.H. Glatfelter Co.†	2,672	45
Resolute Forest Products†*	5,025	63
Schweitzer-Mauduit International, Inc.	1,934	63
Wausau Paper Corp.†	2,728	25

		496

Gas - 1.0%
Chesapeake Utilities Corp.	595	28
Delta Natural Gas Co., Inc.†	421	8
Laclede Group (The), Inc.†	1,395	59
New Jersey Resources Corp.†	2,579	116
Northwest Natural Gas Co.	1,663	82
Piedmont Natural Gas Co., Inc.†	4,448	139
South Jersey Industries, Inc.†	1,887	95
Southwest Gas Corp.	2,862	122
WGL Holdings, Inc.†	3,198	125

		774

Hand/Machine Tools - 0.1%
Franklin Electric Co., Inc.	1,454	79
Hardinge, Inc.	724	6

		85

Healthcare - Products - 3.5%
Abaxis, Inc.†*	1,346	50
ABIOMED, Inc.†*	2,074	46
Accuray, Inc.*	4,423	27
Affymetrix, Inc.†*	4,389	17
Align Technology, Inc.†*	4,458	151
Alphatec Holdings, Inc.†*	3,115	5
AngioDynamics, Inc.*	1,551	18
ArthroCare Corp.*	1,716	51
AtriCure, Inc.*	949	7
Atrion Corp.	99	21

EQUITY PORTFOLIOS    10    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9% continued
Healthcare - Products - 3.5% continued
BG Medicine, Inc.†*	668	$3
Cantel Medical Corp.	1,316	34
Cardiovascular Systems, Inc.†*	1,038	10
Cepheid, Inc.†*	4,071	154
Cerus Corp.†*	3,242	10
Chindex International, Inc.†*	706	7
Conceptus, Inc.†*	1,947	37
CONMED Corp.	1,755	47
CryoLife, Inc.*	1,698	9
Cyberonics, Inc.†*	1,700	85
Cynosure, Inc., Class A*	580	15
DexCom, Inc.†*	4,252	57
Endologix, Inc.†*	3,431	41
EnteroMedics, Inc.†*	1,571	6
Exactech, Inc.*	560	9
Female Health (The) Co.†	1,226	8
Genomic Health, Inc.*	994	34
Greatbatch, Inc.*	1,466	34
Haemonetics Corp.*	1,573	116
Hanger, Inc.*	2,117	61
Hansen Medical, Inc.†*	3,570	5
HeartWare International, Inc.†*	877	79
ICU Medical, Inc.*	776	43
ImmunoCellular Therapeutics Ltd.†*	2,467	6
Insulet Corp.†*	2,963	62
Integra LifeSciences Holdings Corp.†*	1,210	48
Invacare Corp.†	1,975	27
IRIS International, Inc.*	947	12
Luminex Corp.†*	2,586	50
MAKO Surgical Corp.†*	2,243	37
Masimo Corp.†*	3,099	68
Merge Healthcare, Inc.†*	3,784	12
Meridian Bioscience, Inc.	2,560	45
Merit Medical Systems, Inc.*	2,581	37
Natus Medical, Inc.*	1,826	21
Navidea Biopharmaceuticals, Inc.†*	5,985	22
NuVasive, Inc.*	2,679	56
NxStage Medical, Inc.*	3,054	39
OraSure Technologies, Inc.*	2,990	29
Orthofix International N.V.*	1,162	49
Palomar Medical Technologies, Inc.†*	1,245	11
PhotoMedex, Inc.†*	813	11
PSS World Medical, Inc.†*	3,109	67
Quidel Corp.†*	1,748	28
Rochester Medical Corp.*	655	7
Rockwell Medical, Inc.†*	1,293	10
Solta Medical, Inc.†*	3,873	12
Spectranetics Corp.*	2,127	26
Staar Surgical Co.†*	2,253	15
STERIS Corp.	3,594	123
SurModics, Inc.*	966	18
Symmetry Medical, Inc.*	2,271	21
Tornier N.V.†*	938	17
Unilife Corp.†*	4,599	14
Utah Medical Products, Inc.	203	7
Vascular Solutions, Inc.†*	1,025	13
Volcano Corp.†*	3,307	94
West Pharmaceutical Services, Inc.	2,102	100
Wright Medical Group, Inc.*	2,438	50
Young Innovations, Inc.	336	13
Zeltiq Aesthetics, Inc.†*	1,050	6

		2,580

Healthcare-Services - 1.7%
Acadia Healthcare Co., Inc.*	1,428	27
Air Methods Corp.†*	796	93
Almost Family, Inc.*	527	12
Amedisys, Inc.†*	1,869	26
Amsurg Corp.*	1,963	58
Assisted Living Concepts, Inc., Class A	1,202	9
Bio-Reference Labs, Inc.†*	1,526	40
Capital Senior Living Corp.†*	1,747	21
Centene Corp.*	3,193	130
Emeritus Corp.†*	1,906	38
Ensign Group (The), Inc.†	1,080	32
Five Star Quality Care, Inc.*	2,711	13
Gentiva Health Services, Inc.†*	1,941	21
HealthSouth Corp.†*	5,930	136
Healthways, Inc.†*	2,027	21
IPC The Hospitalist Co., Inc.†*	1,028	45
Kindred Healthcare, Inc.*	3,294	37
LHC Group, Inc.†*	1,009	18
Magellan Health Services, Inc.*	1,693	84
Metropolitan Health Networks, Inc.*	2,739	22
Molina Healthcare, Inc.*	1,858	45
National Healthcare Corp.†	658	29
Select Medical Holdings Corp.*	2,171	23
Skilled Healthcare Group, Inc., Class A†*	1,099	6
Sun Healthcare Group, Inc.†*	1,636	14

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    11    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9% continued
Healthcare - Services - 1.7% continued
Sunrise Senior Living, Inc.†*	3,559	$51
Triple-S Management Corp., Class B*	1,221	25
U.S. Physical Therapy, Inc.	734	19
Universal American Corp.*	2,331	21
Vanguard Health Systems, Inc.*	1,971	19
WellCare Health Plans, Inc.*	2,674	152

		1,287

Holding Companies - Diversified - 0.1%
Harbinger Group, Inc.†*	2,557	21
Horizon Pharma, Inc.†*	1,308	6
Primoris Services Corp.	1,856	23
Resource America, Inc., Class A	743	5

		55

Home Builders - 0.6%
Beazer Homes USA, Inc.†*	6,376	19
Cavco Industries, Inc.†*	428	20
Hovnanian Enterprises, Inc., Class A†*	6,193	18
KB Home†	4,786	53
M/I Homes, Inc.*	1,167	23
MDC Holdings, Inc.	2,373	82
Meritage Homes Corp.†*	1,755	65
Ryland Group (The), Inc.†	2,768	74
Standard Pacific Corp.†*	6,734	45
Winnebago Industries, Inc.†*	1,838	21

		420

Home Furnishings - 0.5%
American Woodmark Corp.*	578	11
Bassett Furniture Industries, Inc.	698	8
DTS, Inc.*	1,118	25
Ethan Allen Interiors, Inc.†	1,503	33
Flexsteel Industries, Inc.	277	5
Hooker Furniture Corp.†	668	8
Kimball International, Inc., Class B	2,020	23
La-Z-Boy, Inc.*	3,175	44
Sealy Corp.†*	3,241	5
Select Comfort Corp.*	3,519	101
Skullcandy, Inc.†*	1,003	15
TiVo, Inc.†*	7,735	70
Universal Electronics, Inc.*	893	14
VOXX International Corp.†*	1,141	9

		371

Household Products/Wares - 0.6%
A.T. Cross Co., Class A*	586	6
ACCO Brands Corp.*	7,010	46
American Greetings Corp., Class A†	2,177	31
Blyth, Inc.†	644	27
Central Garden and Pet Co., Class A*	2,383	28
CSS Industries, Inc.	602	12
Ennis, Inc.	1,623	24
Helen of Troy Ltd.*	1,966	62
Prestige Brands Holdings, Inc.*	3,121	50
Spectrum Brands Holdings, Inc.†	1,425	53
Tumi Holdings, Inc.†*	1,340	28
WD-40 Co.†	988	48

		415

Housewares - 0.0%
Libbey, Inc.*	1,273	19
Lifetime Brands, Inc.	639	7

		26

Insurance - 2.4%
Alterra Capital Holdings Ltd.	5,316	122
American Equity Investment Life Holding Co.†	3,714	43
American Safety Insurance Holdings Ltd.*	548	9
AMERISAFE, Inc.*	1,133	29
Amtrust Financial Services, Inc.†	1,663	43
Argo Group International Holdings Ltd.	1,596	47
Baldwin & Lyons, Inc., Class B	564	13
Citizens, Inc.*	2,414	24
CNO Financial Group, Inc.	13,151	117
Crawford & Co., Class B†	1,598	7
Donegal Group, Inc., Class A	486	7
Eastern Insurance Holdings, Inc.	406	7
eHealth, Inc.*	1,240	21
EMC Insurance Group, Inc.	291	6
Employers Holdings, Inc.	1,943	35
Enstar Group Ltd.†*	523	48
FBL Financial Group, Inc., Class A	626	21
First American Financial Corp.	6,584	127
Flagstone Reinsurance Holdings S.A.	3,301	28
Fortegra Financial Corp.†*	404	3
Global Indemnity PLC†*	710	14
Greenlight Capital Re Ltd., Class A†*	1,740	42
Hallmark Financial Services, Inc.†*	880	7
Hilltop Holdings, Inc.†*	2,473	28
Homeowners Choice, Inc.	444	9
Horace Mann Educators Corp.	2,456	43

EQUITY PORTFOLIOS    12    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9% continued
Insurance - 2.4% continued
Independence Holding Co.	528	$5
Infinity Property & Casualty Corp.	728	41
Investors Title Co.	76	5
Kansas City Life Insurance Co.†	268	9
Maiden Holdings Ltd.	3,125	29
Meadowbrook Insurance Group, Inc.	3,103	24
MGIC Investment Corp.†*	11,698	14
Montpelier Re Holdings Ltd.	3,103	67
National Interstate Corp.	383	10
National Western Life Insurance Co., Class A	137	19
Navigators Group (The), Inc.*	614	30
OneBeacon Insurance Group Ltd., Class A	1,410	18
Phoenix (The) Cos., Inc.†*	373	12
Platinum Underwriters Holdings Ltd.	2,171	86
Presidential Life Corp.†	1,378	19
Primerica, Inc.	2,915	85
Radian Group, Inc.†	8,272	28
RLI Corp.	1,312	83
Safety Insurance Group, Inc.	783	35
SeaBright Holdings, Inc.†	1,265	14
Selective Insurance Group, Inc.	3,387	61
State Auto Financial Corp.	949	13
Stewart Information Services Corp.†	1,166	23
Symetra Financial Corp.	4,802	59
Tower Group, Inc.†	2,168	40
United Fire Group, Inc.	1,231	27
Universal Insurance Holdings, Inc.	1,142	4

		1,760

Internet - 2.6%
1-800-Flowers.com, Inc., Class A†*	1,727	6
Active Network (The), Inc.†*	2,410	27
Ambient Corp.†*	168	1
Ancestry.com, Inc.†*	1,795	56
Angie’s List, Inc.†*	2,208	21
Bankrate, Inc.†*	2,865	49
Bazaarvoice, Inc.†*	589	9
Blucora, Inc.*	2,482	38
Blue Nile, Inc.†*	858	32
Boingo Wireless, Inc.†*	978	7
Brightcove, Inc.†*	342	4
BroadSoft, Inc.†*	1,705	62
CafePress, Inc.*	285	3
Cogent Communications Group, Inc.†	2,904	57
comScore, Inc.*	2,190	31
Constant Contact, Inc.†*	1,887	37
DealerTrack Holdings, Inc.†*	2,633	73
Dice Holdings, Inc.†*	2,831	23
Digital River, Inc.*	2,290	38
EarthLink, Inc.	6,604	44
Envivio, Inc.*	481	1
ePlus, Inc.*	260	9
ExactTarget, Inc.†*	605	13
Global Sources Ltd.*	1,171	7
HealthStream, Inc.†*	1,210	34
ICG Group, Inc.*	2,310	21
Internap Network Services Corp.*	3,287	24
IntraLinks Holdings, Inc.*	2,259	12
iPass, Inc.†*	3,218	6
Keynote Systems, Inc.	973	13
KIT Digital, Inc.†*	2,975	10
Limelight Networks, Inc.†*	3,708	9
Lionbridge Technologies, Inc.*	3,518	12
Liquidity Services, Inc.†*	1,462	77
magicJack VocalTec Ltd.†*	936	23
MeetMe, Inc.†*	1,145	3
ModusLink Global Solutions, Inc.*	2,311	7
Move, Inc.*	2,481	19
Move, Inc. - (Fractional Shares)†*	50,000	—
NIC, Inc.	4,038	58
Nutrisystem, Inc.†	1,763	18
OpenTable, Inc.†*	1,408	60
Orbitz Worldwide, Inc.†*	1,460	4
Overstock.com, Inc.†*	758	7
PC-Tel, Inc.	1,144	7
Perficient, Inc.*	1,979	21
QuinStreet, Inc.†*	2,025	17
ReachLocal, Inc.*	586	7
RealNetworks, Inc.†*	1,393	11
Responsys, Inc.†*	2,215	21
Saba Software, Inc.*	1,846	17
Safeguard Scientifics, Inc.†*	1,296	20
Sapient Corp.*	7,643	77
Shutterfly, Inc.†*	2,219	66
Sourcefire, Inc.†*	1,834	95
Spark Networks, Inc.†*	706	4
SPS Commerce, Inc.†*	657	23

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    13    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9% continued
Internet - 2.6% continued
Stamps.com, Inc.*	879	$19
support.com, Inc.†*	3,102	10
Synacor, Inc.†*	418	3
TechTarget, Inc.†*	1,004	6
Towerstream Corp.†*	2,944	13
Travelzoo, Inc.†*	443	10
United Online, Inc.	5,612	28
Unwired Planet, Inc.*	5,380	9
US Auto Parts Network, Inc.†*	864	3
ValueClick, Inc.†*	5,003	81
VASCO Data Security International, Inc.*	1,751	16
VirnetX Holding Corp.†*	2,603	68
Vitacost.com, Inc.*	1,368	9
Vocus, Inc.†*	1,279	25
Web.com Group, Inc.†*	2,174	36
WebMD Health Corp.†*	3,142	47
Websense, Inc.*	2,308	35
XO Group, Inc.*	1,605	13
Yelp, Inc.†*	524	12
Zix Corp.*	3,748	10

		1,904

Investment Companies - 1.2%
American Realty Capital Trust, Inc.†	9,830	116
Apollo Investment Corp.†	12,586	101
Arlington Asset Investment Corp., Class A†	517	12
BlackRock Kelso Capital Corp.†	4,560	45
Capital Southwest Corp.†	186	19
Fidus Investment Corp.†	582	10
Fifth Street Finance Corp.	5,133	54
Firsthand Technology Value Fund, Inc.*	530	9
Gladstone Capital Corp.	1,363	12
Gladstone Investment Corp.	1,342	10
Golub Capital BDC, Inc.†	879	14
GSV Capital Corp.†*	1,198	10
Harris & Harris Group, Inc.†*	1,945	7
Hercules Technology Growth Capital, Inc.†	3,081	34
Home Loan Servicing Solutions Ltd.†	800	13
KCAP Financial, Inc.†	1,344	12
Main Street Capital Corp.†	1,728	46
MCG Capital Corp.†	4,756	22
Medallion Financial Corp.	1,106	13
MVC Capital, Inc.	1,520	19
New Mountain Finance Corp.†	518	8
NGP Capital Resources Co.†	1,393	10
PennantPark Investment Corp.†	3,489	38
Prospect Capital Corp.†	9,173	105
Solar Capital Ltd.	2,267	52
TCP Capital Corp.†	357	5
THL Credit, Inc.	735	10
TICC Capital Corp.†	2,361	25
Triangle Capital Corp.†	1,686	41

		872

Iron/Steel - 0.1%
AK Steel Holding Corp.†	6,860	36
Metals USA Holdings Corp.*	747	10
Schnitzer Steel Industries, Inc., Class A†	1,567	43
Shiloh Industries, Inc.	380	4
Universal Stainless & Alloy*	419	15

		108

Leisure Time - 0.6%
Arctic Cat, Inc.*	785	34
Black Diamond, Inc.†*	1,304	13
Brunswick Corp.	5,545	131
Callaway Golf Co.†	4,037	23
Interval Leisure Group, Inc.†	2,425	45
Johnson Outdoors, Inc., Class A†*	352	7
Life Time Fitness, Inc.†*	2,659	126
Marine Products Corp.	562	3
Town Sports International Holdings, Inc.†*	1,436	19
WMS Industries, Inc.*	3,417	55

		456

Lodging - 0.3%
Ameristar Casinos, Inc.†	2,044	34
Boyd Gaming Corp.†*	3,449	21
Caesars Entertainment Corp.†*	2,285	16
Gaylord Entertainment Co.*	1,927	78
Marcus Corp.	1,232	16
Monarch Casino & Resort, Inc.†*	512	4
Morgans Hotel Group Co.†*	1,275	7
MTR Gaming Group, Inc.†*	1,400	5
Orient-Express Hotels Ltd., Class A†*	6,008	53
Red Lion Hotels Corp.†*	858	6

		240

Machinery - Construction & Mining - 0.0%
Astec Industries, Inc.*	1,245	37

EQUITY PORTFOLIOS    14    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9% continued
Machinery - Diversified - 1.5%
Alamo Group, Inc.	428	$12
Albany International Corp., Class A	1,713	36
Altra Holdings, Inc.	1,671	31
Applied Industrial Technologies, Inc.	2,615	106
Briggs & Stratton Corp.†	3,016	52
Cascade Corp.	571	28
Chart Industries, Inc.†*	1,855	129
Cognex Corp.†	2,658	96
Columbus McKinnon Corp.*	1,209	18
DXP Enterprises, Inc.†*	546	25
Flow International Corp.*	3,069	10
Global Power Equipment Group, Inc.	1,066	21
Gorman-Rupp (The) Co.†	943	26
Hurco Cos., Inc.*	410	8
Intermec, Inc.†*	3,721	22
Intevac, Inc.†*	1,484	9
iRobot Corp.†*	1,704	43
Kadant, Inc.*	734	17
Lindsay Corp.†	789	52
Middleby Corp.*	1,162	134
NACCO Industries, Inc., Class A†	346	37
Robbins & Myers, Inc.	2,389	143
Sauer-Danfoss, Inc.	725	28
Tennant Co.†	1,169	49
Twin Disc, Inc.†	514	10

		1,142

Media - 0.7%
Beasley Broadcasting Group, Inc., Class A*	272	1
Belo Corp., Class A†	5,805	42
Central European Media Enterprises Ltd., Class A†*	2,279	13
Courier Corp.	643	7
Crown Media Holdings, Inc., Class A†*	2,097	4
Cumulus Media, Inc., Class A†*	3,477	10
Daily Journal Corp.*	60	5
Demand Media, Inc.†*	1,858	19
Dial Global, Inc.†*	325	1
Digital Domain Media Group, Inc.†*	662	1
Digital Generation, Inc.†*	1,710	19
Dolan (The) Co.*	1,930	7
E.W. Scripps (The) Co., Class A†*	1,892	20
Entercom Communications Corp., Class A†*	1,466	9
Entravision Communications Corp., Class A†	2,817	3
Fisher Communications, Inc.*	550	20
Journal Communications, Inc., Class A*	2,720	15
LIN TV Corp., Class A*	1,993	8
Martha Stewart Living Omnimedia, Class A†	1,830	5
McClatchy (The) Co., Class A†*	3,558	5
Meredith Corp.†	2,247	73
New York Times (The) Co., Class A†*	8,448	78
Nexstar Broadcasting Group, Inc., Class A†*	666	6
Outdoor Channel Holdings, Inc.	939	7
Saga Communications, Inc., Class A†*	212	9
Salem Communications Corp., Class A†	627	3
Scholastic Corp.	1,609	49
Sinclair Broadcast Group, Inc., Class A†	3,125	36
Value Line, Inc.†	100	1
World Wrestling Entertainment, Inc., Class A	1,682	15

		491

Metal Fabrication/Hardware - 0.7%
A.M. Castle & Co.†*	1,008	13
Ampco-Pittsburgh Corp.	511	9
CIRCOR International, Inc.	1,075	34
Dynamic Materials Corp.	863	14
Eastern (The) Co.	385	7
Furmanite Corp.†*	2,238	11
Haynes International, Inc.	763	37
Kaydon Corp.	1,986	44
L.B. Foster Co., Class A	571	18
Mueller Industries, Inc.	1,682	73
Mueller Water Products, Inc., Class A	9,718	37
NN, Inc.*	1,005	8
Northwest Pipe Co.*	592	15
Olympic Steel, Inc.†	549	9
Omega Flex, Inc.†*	200	2
RBC Bearings, Inc.*	1,375	63
Rexnord Corp.*	1,785	27
RTI International Metals, Inc.†*	1,882	41
Sun Hydraulics Corp.†	1,266	29
Worthington Industries, Inc.	3,246	68

		559

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    15    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9% continued
Mining - 1.0%
AMCOL International Corp.†	1,567	$47
Century Aluminum Co.†*	3,201	20
Coeur d’Alene Mines Corp.*	5,578	128
General Moly, Inc.†*	4,119	11
Globe Specialty Metals, Inc.	3,816	56
Gold Reserve, Inc.†*	3,247	13
Gold Resource Corp.†	1,852	35
Golden Minerals Co.†*	1,855	10
Golden Star Resources Ltd.†*	16,329	23
Hecla Mining Co.†	17,703	96
Horsehead Holding Corp.†*	2,723	24
Kaiser Aluminum Corp.†	1,198	67
Materion Corp.†	1,269	27
McEwen Mining, Inc.†*	12,236	48
Midway Gold Corp.†*	7,078	10
Noranda Aluminum Holding Corp.	2,070	12
Paramount Gold and Silver Corp.†*	8,101	20
Revett Minerals, Inc.*	1,482	4
Stillwater Mining Co.*	7,187	76
United States Antimony Corp.†*	3,336	9
United States Lime & Minerals, Inc.†*	108	5
Uranerz Energy Corp.†*	3,875	6
Uranium Energy Corp.†*	5,258	13
US Silica Holdings, Inc.†*	701	8
Vista Gold Corp.†*	3,612	11

		779

Miscellaneous Manufacturing - 1.9%
A.O. Smith Corp.	2,416	132
Actuant Corp., Class A†	4,503	127
American Railcar Industries, Inc.*	576	16
AZZ, Inc.	1,566	50
Barnes Group, Inc.	3,365	80
Blount International, Inc.†*	3,037	39
Ceradyne, Inc.†	1,507	36
Chase Corp.†	358	6
CLARCOR, Inc.†	3,116	150
EnPro Industries, Inc.†*	1,276	48
Fabrinet†*	1,369	16
Federal Signal Corp.†*	3,899	23
FreightCar America, Inc.	753	14
GP Strategies Corp.*	942	19
Handy & Harman Ltd.*	354	5
Hexcel Corp.*	6,180	140
Hillenbrand, Inc.	3,415	62
John Bean Technologies Corp.	1,794	29
Koppers Holdings, Inc.	1,290	42
LSB Industries, Inc.*	1,165	44
Lydall, Inc.*	1,061	14
Movado Group, Inc.	1,092	38
Myers Industries, Inc.	2,077	31
NL Industries, Inc.	398	5
Park-Ohio Holdings Corp.†*	546	12
PMFG, Inc.*	1,300	9
Proto Labs, Inc.†*	322	10
Raven Industries, Inc.	2,254	68
Smith & Wesson Holding Corp.†*	4,026	32
Standex International Corp.	783	35
STR Holdings, Inc.*	1,943	6
Sturm Ruger & Co., Inc.†	1,188	51
Tredegar Corp.	1,501	24
Trimas Corp.*	1,999	43

		1,456

Office Furnishings - 0.4%
Compx International, Inc.	100	1
Herman Miller, Inc.	3,620	71
HNI Corp.†	2,825	78
Interface, Inc.	3,634	50
Knoll, Inc.	2,975	43
Steelcase, Inc., Class A	4,681	46

		289

Oil & Gas - 3.1%
Abraxas Petroleum Corp.†*	4,977	10
Adams Resources & Energy, Inc.	131	5
Alon USA Energy, Inc.	580	8
Apco Oil and Gas International, Inc.†	581	9
Approach Resources, Inc.†*	1,796	52
Arabian American Development Co.†*	1,239	12
Berry Petroleum Co., Class A†	3,250	120
Bill Barrett Corp.†*	2,986	65
Bonanza Creek Energy, Inc.*	598	12
BPZ Resources, Inc.†*	6,490	15
Callon Petroleum Co.*	2,372	13
Carrizo Oil & Gas, Inc.*	2,457	62
Clayton Williams Energy, Inc.†*	372	18
Comstock Resources, Inc.†*	2,986	49
Contango Oil & Gas Co.*	793	44
CREDO Petroleum Corp.*	426	6

EQUITY PORTFOLIOS    16    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9% continued
Oil & Gas - 3.1% continued
Crimson Exploration, Inc.†*	1,381	$6
CVR Energy, Inc.*	1,032	31
Delek US Holdings, Inc.	1,056	28
Endeavour International Corp.†*	2,351	20
Energy Partners Ltd.*	1,695	29
Energy XXI Bermuda Ltd.†	4,897	161
Evolution Petroleum Corp.†*	990	8
Forest Oil Corp.†*	7,310	54
FX Energy, Inc.*	3,336	26
Gastar Exploration Ltd.†*	3,535	6
Goodrich Petroleum Corp.†*	1,613	21
Gulfport Energy Corp.*	3,456	91
Halcon Resources Corp.*	6,912	53
Harvest Natural Resources, Inc.†*	2,319	20
Hercules Offshore, Inc.*	9,829	40
Isramco, Inc.†*	60	6
Kodiak Oil & Gas Corp.†*	16,354	146
Magnum Hunter Resources Corp.†*	9,145	39
Matador Resources Co.*	828	8
McMoRan Exploration Co.†*	6,297	80
Midstates Petroleum Co., Inc.*	1,492	12
Miller Energy Resources, Inc.†*	1,860	8
Northern Oil and Gas, Inc.†*	3,942	64
Oasis Petroleum, Inc.†*	4,958	145
Panhandle Oil and Gas, Inc., Class A†	447	13
Parker Drilling Co.*	7,261	30
PDC Energy, Inc.†*	1,858	52
Penn Virginia Corp.†	2,844	17
Petroquest Energy, Inc.†*	3,513	22
Quicksilver Resources, Inc.†*	7,288	25
Resolute Energy Corp.†*	2,998	27
Rex Energy Corp.†*	2,679	33
Rosetta Resources, Inc.*	3,284	141
Sanchez Energy Corp.†*	719	14
Stone Energy Corp.*	3,073	72
Swift Energy Co.*	2,660	52
Synergy Resources Corp.†*	2,429	7
Triangle Petroleum Corp.†*	2,748	19
Vaalco Energy, Inc.†*	3,591	27
Vantage Drilling Co.†*	11,869	18
Venoco, Inc.†*	1,822	20
Voyager Oil & Gas, Inc.†*	2,829	4
W&T Offshore, Inc.†	2,157	37
Warren Resources, Inc.*	4,308	13
Western Refining, Inc.†	3,556	99
ZaZa Energy Corp.†*	1,540	5

		2,349

Oil & Gas Services - 1.6%
Basic Energy Services, Inc.†*	1,914	21
Bolt Technology Corp.	530	8
C&J Energy Services, Inc.†*	2,765	56
Cal Dive International, Inc.†*	6,048	9
Dawson Geophysical Co.*	490	10
Dril-Quip, Inc.*	2,493	175
Edgen Group, Inc.*	930	7
Exterran Holdings, Inc.†*	4,022	74
Flotek Industries, Inc.†*	3,071	36
Forbes Energy Services Ltd.*	913	3
Forum Energy Technologies, Inc.†*	1,375	33
Global Geophysical Services, Inc.*	1,219	6
Gulf Island Fabrication, Inc.	891	23
Helix Energy Solutions Group, Inc.*	6,553	115
Hornbeck Offshore Services, Inc.*	2,190	85
ION Geophysical Corp.†*	8,187	53
Key Energy Services, Inc.*	9,369	74
Lufkin Industries, Inc.	2,084	109
Matrix Service Co.*	1,588	19
Mitcham Industries, Inc.*	788	12
Natural Gas Services Group, Inc.*	781	11
Newpark Resources, Inc.†*	5,573	38
OYO Geospace Corp.*	395	36
Pioneer Energy Services Corp.*	3,838	30
T.G.C. Industries, Inc.*	903	6
Targa Resources Corp.	1,799	81
Tesco Corp.*	1,882	19
TETRA Technologies, Inc.*	4,811	31
Thermon Group Holdings, Inc.†*	912	21
Union Drilling, Inc.†*	943	4
Willbros Group, Inc.†*	2,478	12

		1,217

Packaging & Containers - 0.1%
AEP Industries, Inc.*	267	13
Graphic Packaging Holding Co.*	10,396	58
UFP Technologies, Inc.*	340	6

		77

Pharmaceuticals - 3.6%
Achillion Pharmaceuticals, Inc.†*	3,300	23

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    17    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9% continued
Pharmaceuticals - 3.6% continued
Acura Pharmaceuticals, Inc.†*	773	$1
Akorn, Inc.†*	3,529	49
Alkermes PLC†*	7,595	139
Allos Therapeutics, Inc.†*	5,139	9
Amicus Therapeutics, Inc.†*	1,870	9
Ampio Pharmaceuticals, Inc.†*	1,269	4
Anacor Pharmaceuticals, Inc.*	920	6
Anika Therapeutics, Inc.*	731	10
Antares Pharma, Inc.†*	5,660	22
Array BioPharma, Inc.*	5,528	31
Auxilium Pharmaceuticals, Inc.*	3,001	70
AVANIR Pharmaceuticals, Inc., Class A†*	8,418	28
BioDelivery Sciences International, Inc.†*	1,320	6
BioScrip, Inc.†*	2,725	23
Biospecifics Technologies Corp.*	322	6
Cadence Pharmaceuticals, Inc.†*	3,729	15
Cempra, Inc.†*	237	2
ChemoCentryx, Inc.*	308	3
Clovis Oncology, Inc.†*	848	15
Corcept Therapeutics, Inc.†*	2,714	8
Cornerstone Therapeutics, Inc.†*	610	4
Cumberland Pharmaceuticals, Inc.*	736	4
Cytori Therapeutics, Inc.†*	3,392	11
Depomed, Inc.†*	3,456	18
Derma Sciences, Inc.*	571	5
Dusa Pharmaceuticals, Inc.*	1,301	7
Dyax Corp.†*	6,235	14
Endocyte, Inc.†*	1,836	18
Furiex Pharmaceuticals, Inc.†*	456	8
Hi-Tech Pharmacal Co., Inc.†*	664	24
Idenix Pharmaceuticals, Inc.†*	4,638	26
Impax Laboratories, Inc.*	4,158	98
Infinity Pharmaceuticals, Inc.†*	1,207	22
Ironwood Pharmaceuticals, Inc.†*	4,662	58
Isis Pharmaceuticals, Inc.†*	6,253	85
Jazz Pharmaceuticals PLC†*	2,577	117
Keryx Biopharmaceuticals, Inc.†*	4,682	10
Lannett Co., Inc.*	1,025	5
MannKind Corp.†*	7,000	19
MAP Pharmaceuticals, Inc.†*	1,543	21
Medicis Pharmaceutical Corp., Class A†	3,565	113
Nature’s Sunshine Products, Inc.	682	11
Nektar Therapeutics†*	7,110	61
Neogen Corp.†*	1,461	57
Neurocrine Biosciences, Inc.*	4,115	30
Nutraceutical International Corp.†*	553	8
Obagi Medical Products, Inc.*	1,173	16
Omega Protein Corp.*	1,184	9
Opko Health, Inc.†*	6,624	29
Optimer Pharmaceuticals, Inc.†*	2,919	44
Orexigen Therapeutics, Inc.†*	3,741	17
Osiris Therapeutics, Inc.†*	987	9
Pacira Pharmaceuticals, Inc.†*	1,145	21
Pain Therapeutics, Inc.†*	2,274	9
Par Pharmaceutical Cos., Inc.*	2,280	114
Pernix Therapeutics Holdings*	567	4
Pharmacyclics, Inc.†*	3,376	226
PharMerica Corp.*	1,857	23
Pozen, Inc.*	1,676	11
Progenics Pharmaceuticals, Inc.*	1,877	8
Questcor Pharmaceuticals, Inc.†*	3,336	145
Raptor Pharmaceutical Corp.†*	3,034	15
Repros Therapeutics, Inc.†*	919	12
Rigel Pharmaceuticals, Inc.†*	4,431	41
Sagent Pharmaceuticals, Inc.†*	583	8
Santarus, Inc.†*	3,396	21
Schiff Nutrition International, Inc.†*	829	16
Sciclone Pharmaceuticals, Inc.*	3,523	17
SIGA Technologies, Inc.†*	2,057	6
Sucampo Pharmaceuticals, Inc., Class A†*	610	3
Supernus Pharmaceuticals, Inc.†*	210	3
Synageva BioPharma Corp.*	569	28
Synergy Pharmaceuticals, Inc.†*	2,550	13
Synta Pharmaceuticals Corp.†*	2,302	15
Synutra International, Inc.†*	1,004	6
Targacept, Inc.*	1,600	7
Theravance, Inc.†*	3,765	100
Threshold Pharmaceuticals, Inc.*	2,789	25
USANA Health Sciences, Inc.†*	366	17
Vanda Pharmaceuticals, Inc.*	1,687	7
Ventrus Biosciences, Inc.†*	774	3
ViroPharma, Inc.†*	4,327	115
Vivus, Inc.†*	6,186	133
XenoPort, Inc.*	2,270	21
Zogenix, Inc.†*	2,259	5

		2,655

Pipelines - 0.2%
Crosstex Energy, Inc.†	2,531	32

EQUITY PORTFOLIOS    18    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9% continued
Pipelines - 0.2% continued
SemGroup Corp., Class A†*	2,594	$92

		124

Real Estate - 0.3%
AV Homes, Inc.*	623	9
Consolidated-Tomoka Land Co.†	262	8
Forestar Group, Inc.*	2,149	31
HFF, Inc., Class A†*	2,025	27
Kennedy-Wilson Holdings, Inc.	2,667	37
Sovran Self Storage, Inc.	1,800	102
Thomas Properties Group, Inc.	1,995	11

		225

Real Estate Investment Trusts - 7.4%
A.G. Mortgage Investment Trust, Inc.	1,405	33
Acadia Realty Trust	2,722	68
Agree Realty Corp.	723	18
Alexander’s, Inc.†	130	58
American Assets Trust, Inc.	2,051	56
American Capital Mortgage Investment Corp.	2,248	56
Anworth Mortgage Asset Corp.	8,501	58
Apollo Commercial Real Estate Finance, Inc.	1,080	19
Apollo Residential Mortgage, Inc.†	1,499	31
Ares Commercial Real Estate Corp.	478	8
ARMOUR Residential REIT, Inc.†	18,412	137
Ashford Hospitality Trust, Inc.†	3,310	27
Associated Estates Realty Corp.	2,632	40
Campus Crest Communities, Inc.†	1,928	21
CapLease, Inc.	4,217	21
Capstead Mortgage Corp.	5,800	83
Cedar Realty Trust, Inc.†	3,715	20
Chatham Lodging Trust†	833	12
Chesapeake Lodging Trust	1,993	37
Colonial Properties Trust	5,455	120
Colony Financial, Inc.	2,054	39
Coresite Realty Corp.	1,274	35
Cousins Properties, Inc.	5,693	45
CreXus Investment Corp.	4,156	43
CubeSmart†	7,644	99
CYS Investments, Inc.†	10,304	148
DCT Industrial Trust, Inc.†	15,327	97
DiamondRock Hospitality Co.	11,618	112
DuPont Fabros Technology, Inc.†	3,805	105
Dynex Capital, Inc.†	3,365	35
EastGroup Properties, Inc.	1,767	95
Education Realty Trust, Inc.	6,993	81
Entertainment Properties Trust	2,906	132
Equity One, Inc.†	3,405	72
Excel Trust, Inc.†	2,086	24
FelCor Lodging Trust, Inc.*	7,707	36
First Industrial Realty Trust, Inc.*	5,503	71
First Potomac Realty Trust†	3,161	40
Franklin Street Properties Corp.†	4,498	50
Getty Realty Corp.†	1,591	28
Gladstone Commercial Corp.†	688	12
Glimcher Realty Trust	8,652	91
Government Properties Income Trust†	2,300	52
Gramercy Capital Corp.†*	2,841	8
Gyrodyne Co. of America, Inc.*	74	8
Healthcare Realty Trust, Inc.†	4,836	117
Hersha Hospitality Trust	10,674	53
Highwoods Properties, Inc.†	4,587	150
Hudson Pacific Properties, Inc.	2,224	39
Inland Real Estate Corp.†	4,749	39
Invesco Mortgage Capital, Inc.	7,160	147
Investors Real Estate Trust†	5,308	44
iStar Financial, Inc.*	5,236	38
Kite Realty Group Trust	3,417	18
LaSalle Hotel Properties	5,315	145
Lexington Realty Trust†	7,362	69
LTC Properties, Inc.	1,886	64
Medical Properties Trust, Inc.	8,411	87
Mission West Properties, Inc.	1,153	10
Monmouth Real Estate Investment Corp., Class A†	2,493	28
National Health Investors, Inc.†	1,519	79
New York Mortgage Trust, Inc.†	1,069	7
NorthStar Realty Finance Corp.†	8,271	49
Omega Healthcare Investors, Inc.†	6,565	158
One Liberty Properties, Inc.†	712	14
Parkway Properties, Inc.†	981	11
Pebblebrook Hotel Trust	3,548	84
Pennsylvania Real Estate Investment Trust	3,472	55
PennyMac Mortgage Investment Trust	3,645	79
Potlatch Corp.	2,502	90
PS Business Parks, Inc.	1,143	78
RAIT Financial Trust†	3,190	15
Ramco-Gershenson Properties Trust	2,849	37
Redwood Trust, Inc.†	4,902	70

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    19    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9% continued
Real Estate Investment Trusts - 7.4% continued
Resource Capital Corp.†	5,248	$31
Retail Opportunity Investments Corp.†	3,114	39
RLJ Lodging Trust	6,621	118
Rouse Properties, Inc.†	1,373	19
Sabra Health Care REIT, Inc.	2,277	44
Saul Centers, Inc.	469	20
Select Income REIT	571	14
STAG Industrial, Inc.	1,925	30
Starwood Property Trust, Inc.	7,222	170
Strategic Hotels & Resorts, Inc.*	11,161	68
Summit Hotel Properties, Inc.†	1,895	16
Sun Communities, Inc.†	1,642	75
Sunstone Hotel Investors, Inc.*	8,456	88
Terreno Realty Corp.	861	13
Two Harbors Investment Corp.	17,278	200
UMH Properties, Inc.†	815	9
Universal Health Realty Income Trust†	739	32
Urstadt Biddle Properties, Inc., Class A	1,439	28
Washington Real Estate Investment Trust†	4,116	111
Western Asset Mortgage Capital Corp.	496	11
Whitestone REIT†	628	8
Winthrop Realty Trust	1,810	21

		5,520

Retail - 6.2%
Aeropostale, Inc.*	5,042	70
AFC Enterprises, Inc.†*	1,509	36
America’s Car-Mart, Inc.*	485	22
ANN, Inc.*	3,027	108
Asbury Automotive Group, Inc.*	1,717	48
Barnes & Noble, Inc.†*	1,752	21
bebe stores, Inc.	2,276	12
Big 5 Sporting Goods Corp.	1,030	9
Biglari Holdings, Inc.*	75	26
BJ’s Restaurants, Inc.†*	1,521	62
Bob Evans Farms, Inc.	1,813	71
Body Central Corp.*	1,003	9
Bon-Ton Stores (The), Inc.†	777	8
Bravo Brio Restaurant Group, Inc.*	1,213	20
Brown Shoe Co., Inc.†	2,658	40
Buckle (The), Inc.†	1,722	78
Buffalo Wild Wings, Inc.*	1,152	89
Cabela’s, Inc.*	2,895	139
Caribou Coffee Co., Inc.†*	1,309	17
Carrols Restaurant Group, Inc.*	943	5
Casey’s General Stores, Inc.	2,363	134
Cash America International, Inc.†	1,822	71
Casual Male Retail Group, Inc.†*	2,518	10
Cato (The) Corp., Class A	1,701	50
CEC Entertainment, Inc.	1,139	34
Cheesecake Factory (The), Inc.†	3,350	111
Children’s Place Retail Stores (The), Inc.†*	1,505	86
Citi Trends, Inc.*	925	11
Coinstar, Inc.†*	1,942	99
Collective Brands, Inc.†*	3,777	82
Conn’s, Inc.†*	967	22
Cracker Barrel Old Country Store, Inc.	1,192	75
Denny’s Corp.*	5,952	29
Destination Maternity Corp.	829	15
DineEquity, Inc.*	949	50
Domino’s Pizza, Inc.	3,592	127
Einstein Noah Restaurant Group, Inc.	380	7
Express, Inc.*	5,550	87
Ezcorp, Inc., Class A*	2,976	67
Fiesta Restaurant Group, Inc.†*	1,002	16
Fifth & Pacific Cos., Inc.†*	6,745	89
Finish Line (The), Inc., Class A	3,153	72
First Cash Financial Services, Inc.†*	1,775	79
Francesca’s Holdings Corp.*	2,158	76
Fred’s, Inc., Class A†	2,282	30
Frisch’s Restaurants, Inc.	193	6
Genesco, Inc.*	1,519	107
Gordmans Stores, Inc.*	524	9
Group 1 Automotive, Inc.†	1,422	78
Haverty Furniture Cos., Inc.	1,190	16
hhgregg, Inc.†*	943	7
Hibbett Sports, Inc.*	1,638	95
Hot Topic, Inc.†	2,656	25
HSN, Inc.	2,352	106
Ignite Restaurant Group, Inc.*	411	6
Jack in the Box, Inc.*	2,742	72
Jamba, Inc.*	4,165	10
Jos. A. Bank Clothiers, Inc.†*	1,727	83
Kenneth Cole Productions, Inc., Class A*	471	7
Kirkland’s, Inc.*	918	9
Krispy Kreme Doughnuts, Inc.†*	3,690	27
Lithia Motors, Inc., Class A†	1,333	39
Luby’s, Inc.*	1,316	8
Lumber Liquidators Holdings, Inc.†*	1,709	80

EQUITY PORTFOLIOS    20    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9% continued
Retail - 6.2% continued
MarineMax, Inc.†*	1,266	$9
Mattress Firm Holding Corp.†*	683	22
Men’s Wearhouse (The), Inc.†	3,159	100
Nathan’s Famous, Inc.*	165	5
New York & Co., Inc.*	1,578	6
Office Depot, Inc.*	17,620	27
OfficeMax, Inc.†	5,373	31
Orchard Supply Hardware Stores Corp., Class A*	118	2
Pantry (The), Inc.*	1,448	20
Papa John’s International, Inc.*	1,117	58
PC Connection, Inc.†	600	7
Penske Automotive Group, Inc.	2,634	70
Pep Boys - Manny, Moe & Jack (The)	3,278	30
Perfumania Holdings, Inc.*	314	3
PetMed Express, Inc.†	1,220	13
Pier 1 Imports, Inc.	6,029	111
Pricesmart, Inc.†	1,128	83
RadioShack Corp.†	6,168	15
Red Robin Gourmet Burgers, Inc.†*	911	28
Regis Corp.†	3,568	64
Rite Aid Corp.†*	40,946	49
Roundy’s, Inc.†	1,246	9
Ruby Tuesday, Inc.†*	3,956	27
rue21, Inc.†*	961	27
Rush Enterprises, Inc., Class A†*	2,062	35
Ruth’s Hospitality Group, Inc.*	2,209	14
Saks, Inc.†*	6,816	80
Shoe Carnival, Inc.	886	20
Sonic Automotive, Inc., Class A	2,499	45
Sonic Corp.*	3,760	35
Stage Stores, Inc.	1,915	41
Stein Mart, Inc.*	1,751	16
Steinway Musical Instruments, Inc.*	429	11
Susser Holdings Corp.*	694	24
Systemax, Inc.†*	650	8
Teavana Holdings, Inc.*	544	6
Texas Roadhouse, Inc.†	3,870	66
Tilly’s, Inc., Class A*	570	11
Tuesday Morning Corp.*	2,689	15
Vera Bradley, Inc.†*	1,250	27
Vitamin Shoppe, Inc.†*	1,827	98
West Marine, Inc.*	944	10
Wet Seal (The), Inc., Class A*	5,657	16
Winmark Corp.†	147	7
Zumiez, Inc.†*	1,359	40

		4,650

Savings & Loans - 1.1%
Astoria Financial Corp.†	5,432	55
Bank Mutual Corp.	2,781	12
BankFinancial Corp.†	1,350	10
Beneficial Mutual Bancorp, Inc.†*	2,052	18
Berkshire Hills Bancorp, Inc.†	1,375	31
BofI Holding, Inc.*	612	14
Brookline Bancorp, Inc.	4,340	37
BSB Bancorp, Inc.*	500	6
Cape Bancorp, Inc.*	667	6
Charter Financial Corp.†	390	4
Clifton Savings Bancorp, Inc.	500	5
Dime Community Bancshares, Inc.	1,950	27
ESB Financial Corp.	618	9
ESSA Bancorp, Inc.†	600	6
EverBank Financial Corp.	1,386	16
First Defiance Financial Corp.†	623	10
First Federal Bancshares of Arkansas, Inc.†*	215	2
First Financial Holdings, Inc.	1,057	14
First Financial Northwest, Inc.*	992	8
First Pactrust Bancorp, Inc.	658	8
Flushing Financial Corp.	1,917	29
Fox Chase Bancorp, Inc.†	763	12
Heritage Financial Group, Inc.	534	7
Hingham Institution for Savings	79	5
Home Bancorp, Inc.*	422	7
Home Federal Bancorp, Inc.†	945	10
HomeStreet, Inc.*	259	9
Investors Bancorp, Inc.*	2,707	46
Kaiser Federal Financial Group, Inc.	557	9
Kearny Financial Corp.	941	9
Meridian Interstate Bancorp, Inc.*	518	8
NASB Financial, Inc.†*	260	5
Northfield Bancorp, Inc.	886	13
Northwest Bancshares, Inc.	6,050	73
OceanFirst Financial Corp.†	923	13
Oritani Financial Corp.	2,818	41
Peoples Federal Bancshares, Inc.†	374	6
Provident Financial Holdings, Inc.†	600	8
Provident Financial Services, Inc.	3,735	58
Provident New York Bancorp	2,106	18

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    21    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9% continued
Savings & Loans - 1.1% continued
Rockville Financial, Inc.	1,753	$21
Roma Financial Corp.	461	4
SI Financial Group, Inc.	652	8
Territorial Bancorp, Inc.	682	16
United Financial Bancorp, Inc.†	960	14
ViewPoint Financial Group, Inc.†	2,102	39
Waterstone Financial, Inc.*	451	2
Westfield Financial, Inc.	1,697	12
WSFS Financial Corp.	473	19

		819

Semiconductors - 3.2%
Aeroflex Holding Corp.†*	1,191	8
Alpha & Omega Semiconductor Ltd.*	1,066	10
Amkor Technology, Inc.†*	4,947	23
ANADIGICS, Inc.†*	4,511	5
Applied Micro Circuits Corp.†*	3,847	20
ATMI, Inc.*	1,979	37
AuthenTec, Inc.*	2,760	22
Axcelis Technologies, Inc.*	6,336	7
AXT, Inc.†*	1,940	6
Brooks Automation, Inc.	4,113	33
Cabot Microelectronics Corp.	1,460	49
Cavium, Inc.†*	3,085	100
Ceva, Inc.†*	1,439	23
Cirrus Logic, Inc.†*	4,001	167
Cohu, Inc.	1,524	13
Diodes, Inc.†*	2,202	41
DSP Group, Inc.*	1,412	8
Emulex Corp.*	5,386	37
Entegris, Inc.*	8,518	75
Entropic Communications, Inc.†*	5,459	30
Exar Corp.*	2,300	18
First Solar, Inc.†*	3,736	75
FormFactor, Inc.†*	3,126	16
FSI International, Inc.†*	2,521	16
GSI Technology, Inc.†*	1,378	6
GT Advanced Technologies, Inc.†*	7,346	43
Hittite Microwave Corp.*	1,955	102
Inphi Corp.*	1,450	17
Integrated Device Technology, Inc.†*	8,826	47
Integrated Silicon Solution, Inc.*	1,715	17
Intermolecular, Inc.*	858	6
International Rectifier Corp.†*	4,293	75
Intersil Corp., Class A	7,902	70
IXYS Corp.*	1,539	15
Kopin Corp.†*	4,086	14
Lattice Semiconductor Corp.†*	7,318	28
LTX-Credence Corp.*	3,061	17
Mattson Technology, Inc.*	3,625	3
MaxLinear, Inc., Class A*	1,370	8
MEMC Electronic Materials, Inc.†*	14,320	38
Micrel, Inc.†	3,006	30
Microsemi Corp.*	5,513	110
Mindspeed Technologies, Inc.†*	2,325	6
MIPS Technologies, Inc.†*	2,966	20
MKS Instruments, Inc.	3,258	88
Monolithic Power Systems, Inc.†*	1,902	41
MoSys, Inc.†*	2,005	7
Nanometrics, Inc.†*	1,456	22
OmniVision Technologies, Inc.†*	3,249	53
Pericom Semiconductor Corp.*	1,466	12
Photronics, Inc.†*	3,747	22
PLX Technology, Inc.†*	2,773	16
Power Integrations, Inc.	1,760	61
QLogic Corp.*	6,049	74
QuickLogic Corp.†*	2,399	6
Rambus, Inc.†*	6,850	29
Richardson Electronics Ltd.†	843	10
Rubicon Technology, Inc.†*	1,043	9
Rudolph Technologies, Inc.†*	1,991	19
Semtech Corp.*	4,064	100
Sigma Designs, Inc.*	1,962	13
Silicon Image, Inc.*	5,164	24
Supertex, Inc.†*	623	11
Tessera Technologies, Inc.	3,219	49
TriQuint Semiconductor, Inc.†*	10,457	58
Ultra Clean Holdings*	1,469	9
Ultratech, Inc.*	1,626	54
Veeco Instruments, Inc.†*	2,411	83
Volterra Semiconductor Corp.†*	1,573	37

		2,418

Software - 4.1%
Accelrys, Inc.*	3,442	26
ACI Worldwide, Inc.*	2,467	107
Actuate Corp.*	3,054	21
Acxiom Corp.*	4,791	82
Advent Software, Inc.*	1,972	47
American Software, Inc., Class A	1,485	12

EQUITY PORTFOLIOS    22    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9% continued
Software - 4.1% continued
Aspen Technology, Inc.*	5,806	$142
athenahealth, Inc.†*	2,223	196
Audience, Inc.*	375	7
AVG Technologies N.V.*	480	5
Avid Technology, Inc.†*	1,788	16
Blackbaud, Inc.†	2,801	68
Bottomline Technologies, Inc.*	2,151	48
Callidus Software, Inc.*	2,149	10
CommVault Systems, Inc.*	2,771	140
Computer Programs & Systems, Inc.	685	35
Cornerstone OnDemand, Inc.†*	2,087	56
CSG Systems International, Inc.*	2,107	45
Deltek, Inc.†*	1,389	18
Demandware, Inc.†*	405	11
Digi International, Inc.*	1,598	17
Ebix, Inc.†	1,778	43
Envestnet, Inc.†*	1,286	15
EPAM Systems, Inc.†*	302	5
EPIQ Systems, Inc.	1,954	23
Epocrates, Inc.†*	1,152	10
Fair Isaac Corp.	2,127	91
FalconStor Software, Inc.*	2,123	4
Geeknet, Inc.†*	271	5
Glu Mobile, Inc.†*	3,353	17
Greenway Medical Technologies*	517	8
Guidance Software, Inc.*	886	9
Guidewire Software, Inc.†*	1,202	34
Imperva, Inc.*	604	18
inContact, Inc.*	2,028	12
Infoblox, Inc.*	482	10
InnerWorkings, Inc.†*	1,969	24
Innodata, Inc.†*	1,376	6
Interactive Intelligence Group, Inc.†*	896	26
JDA Software Group, Inc.*	2,640	81
Jive Software, Inc.†*	1,005	15
Mantech International Corp., Class A†	1,434	32
Market Leader, Inc.*	1,361	7
MedAssets, Inc.*	3,616	62
Medidata Solutions, Inc.*	1,378	48
Mediware Information Systems*	217	3
MicroStrategy, Inc., Class A*	529	66
Monotype Imaging Holdings, Inc.*	2,268	34
Omnicell, Inc.*	2,079	30
Opnet Technologies, Inc.†	927	29
Parametric Technology Corp.*	7,420	158
PDF Solutions, Inc.†*	1,510	18
Pegasystems, Inc.	1,067	29
Pervasive Software, Inc.*	818	7
Progress Software Corp.*	3,900	75
Proofpoint, Inc.†*	393	5
PROS Holdings, Inc.*	1,355	23
QAD, Inc., Class A†	380	5
QLIK Technologies, Inc.*	5,297	112
Quality Systems, Inc.	2,453	43
Quest Software, Inc.*	3,474	97
RealPage, Inc.†*	2,223	57
Rosetta Stone, Inc.*	655	8
Sapiens International Corp. N.V.†*	846	3
Schawk, Inc.	710	9
SciQuest, Inc.*	1,106	19
Seachange International, Inc.†*	1,769	14
SS&C Technologies Holdings, Inc.*	2,100	47
Synchronoss Technologies, Inc.†*	1,715	39
SYNNEX Corp.†*	1,631	56
Take-Two Interactive Software, Inc.†*	4,849	50
Tangoe, Inc.†*	1,850	30
Tyler Technologies, Inc.*	1,867	75
Ultimate Software Group, Inc.*	1,652	164
Verint Systems, Inc.†*	1,353	39

		3,058

Storage/Warehousing - 0.1%
Mobile Mini, Inc.†*	2,372	41
Wesco Aircraft Holdings, Inc.*	1,093	15

		56

Telecommunications - 3.0%
8x8, Inc.†*	4,384	26
ADTRAN, Inc.†	3,954	80
Anaren, Inc.*	942	19
Anixter International, Inc.	1,750	105
Arris Group, Inc.*	7,025	96
Aruba Networks, Inc.†*	6,940	136
Atlantic Tele-Network, Inc.	560	21
Aviat Networks, Inc.*	3,688	8
Aware, Inc.	711	4
Black Box Corp.	1,086	28
CalAmp Corp.*	1,781	14
Calix, Inc.†*	2,379	13

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    23    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9% continued
Telecommunications - 3.0% continued
Cbeyond, Inc.*	1,741	$14
Ciena Corp.†*	6,152	84
Cincinnati Bell, Inc.†*	12,237	57
Comtech Telecommunications Corp.†	1,179	33
Comverse Technology, Inc.*	13,588	82
Consolidated Communications Holdings, Inc.†	2,484	40
DigitalGlobe, Inc.†*	2,244	47
Extreme Networks, Inc.*	5,841	21
Fairpoint Communications, Inc.†*	1,256	8
Finisar Corp.†*	5,665	78
General Communication, Inc., Class A*	2,323	21
GeoEye, Inc.*	938	25
Globecomm Systems, Inc.†*	1,444	17
Harmonic, Inc.*	7,301	33
Hawaiian Telcom Holdco, Inc.†*	634	11
HickoryTech Corp.	854	9
IDT Corp., Class B	937	9
Infinera Corp.†*	6,808	39
InterDigital, Inc.†	2,737	92
Iridium Communications, Inc.†*	3,079	23
Ixia*	2,618	39
KVH Industries, Inc.†*	918	12
Leap Wireless International, Inc.†*	3,340	18
LogMeIn, Inc.†*	1,368	30
Loral Space & Communications, Inc.	682	50
Lumos Networks Corp.†	973	8
Neonode, Inc.†*	1,395	6
NeoPhotonics Corp.*	1,212	7
NETGEAR, Inc.*	2,357	86
Neutral Tandem, Inc.*	1,740	19
NTELOS Holdings Corp.	930	16
Numerex Corp., Class A*	614	6
Oclaro, Inc.†*	3,086	8
Oplink Communications, Inc.*	1,163	19
ORBCOMM, Inc.†*	2,126	7
Parkervision, Inc.†*	4,706	11
Plantronics, Inc.	2,653	95
Preformed Line Products Co.†	138	8
Premiere Global Services, Inc.*	3,103	29
Primus Telecommunications Group, Inc.	751	11
Procera Networks, Inc.*	1,195	25
RF Micro Devices, Inc.*	17,259	65
RigNet, Inc.†*	761	14
Shenandoah Telecommunications Co.†	1,477	23
ShoreTel, Inc.*	2,992	12
Sonus Networks, Inc.†*	13,143	25
Sycamore Networks, Inc.*	1,272	19
Symmetricom, Inc.*	2,570	16
TeleNav, Inc.*	984	6
Tellabs, Inc.	22,720	81
Telular Corp.	1,028	10
Tessco Technologies, Inc.	334	6
Ubiquiti Networks, Inc.†*	650	8
USA Mobility, Inc.	1,368	16
ViaSat, Inc.†*	2,328	90
Vonage Holdings Corp.*	9,864	21
Westell Technologies, Inc., Class A†*	2,802	6

		2,221

Textiles - 0.1%
Culp, Inc.	540	6
G&K Services, Inc., Class A	1,168	36
UniFirst Corp.	898	57

		99

Toys, Games & Hobbies - 0.1%
JAKKS Pacific, Inc.†	1,614	27
LeapFrog Enterprises, Inc.†*	3,132	34

		61

Transportation - 1.7%
Air Transport Services Group, Inc.*	3,372	16
Arkansas Best Corp.	1,579	15
Atlas Air Worldwide Holdings, Inc.*	1,639	84
Bristow Group, Inc.	2,217	104
CAI International, Inc.*	795	16
Celadon Group, Inc.	1,260	21
Echo Global Logistics, Inc.†*	912	16
Forward Air Corp.	1,817	61
Frontline Ltd.†	3,253	10
GasLog Ltd.†*	1,460	16
Genco Shipping & Trading Ltd.†*	1,842	5
Genesee & Wyoming, Inc., Class A*	2,514	160
Gulfmark Offshore, Inc., Class A*	1,664	58
Heartland Express, Inc.†	2,945	38
Hub Group, Inc., Class A†*	2,298	69
International Shipholding Corp.†	351	6
Knight Transportation, Inc.	3,588	51
Knightsbridge Tankers Ltd.†	1,517	10
Marten Transport Ltd.	965	17

EQUITY PORTFOLIOS    24    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.9% continued
Transportation - 1.7% continued
Nordic American Tankers Ltd.†	3,285	$38
Old Dominion Freight Line, Inc.*	2,947	132
Overseas Shipholding Group, Inc.†	1,498	9
Pacer International, Inc.†*	2,115	9
Patriot Transportation Holding, Inc.†*	377	10
PHI, Inc. (Non Voting)*	820	23
Quality Distribution, Inc.*	1,324	13
RailAmerica, Inc.*	1,172	32
Rand Logistics, Inc.†*	1,097	8
Roadrunner Transportation Systems, Inc.*	794	14
Saia, Inc.*	1,005	22
Scorpio Tankers, Inc.*	2,337	12
Ship Finance International Ltd.†	2,808	45
Swift Transportation Co.*	4,898	40
Teekay Tankers Ltd., Class A†	3,911	16
Universal Truckload Services, Inc.†	338	5
Werner Enterprises, Inc.	2,740	61
XPO Logistics, Inc.†*	1,092	16

		1,278

Trucking & Leasing - 0.2%
AMERCO	542	50
Greenbrier Cos., Inc.†*	1,418	20
TAL International Group, Inc.†	1,811	62
Textainer Group Holdings Ltd.†	762	27
Willis Lease Finance Corp.*	330	4

		163

Water - 0.3%
American States Water Co.	1,168	51
Artesian Resources Corp., Class A†	454	10
California Water Service Group†	2,596	47
Connecticut Water Service, Inc.†	543	17
Consolidated Water Co. Ltd.	851	7
Middlesex Water Co.†	968	18
PICO Holdings, Inc.*	1,410	31
SJW Corp.†	881	21
York Water Co.†	819	14

		216

Total Common Stocks (Cost $63,155)		72,346

INVESTMENT COMPANIES - 40.3%
Northern Institutional Funds - Diversified Assets Portfolio(3) (4)	872,556	872
Northern Institutional Funds - Liquid Assets Portfolio(3) (5) (6)	29,226,745	$29,227

Total Investment Companies (Cost $30,099)		30,099

OTHER - 0.0%
Escrow DLB Oil & Gas(7) *	400	—
Escrow Gerber Scientific, Inc.(7) †*	1,539	—
Escrow Petrocorp, Inc.(7) *	420	—

Total Other (Cost $ — )		—

RIGHTS - 0.0%
CSF Holdings, Inc.*	2,000	—
Hampton Roads Bankshares, Inc.†*	585	1

Total Rights (Cost $5)		1

	NUMBER OF WARRANTS	VALUE (000S)

WARRANTS - 0.0%
Magnum Hunter Resources Corp., Exp. 10/14/13, Strike $10.50†*	724	$—
Total Warrants (Cost $ — )		—

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT-TERM INVESTMENTS - 0.5%
U.S. Treasury Bill,
0.14%, 11/1/12(8)	$395	$395

Total Short-Term Investments (Cost $395)		395

Total Investments - 137.7% (Cost $93,654)		102,841

Liabilities less Other Assets - (37.7)%		(28,161)

NET ASSETS - 100.0%		$74,680

(1)	Cohen & Steers, Inc. is an affiliate of Cohen & Steers Capital Management, Inc., sub-adviser for the Northern Multi-Manager Global Real Estate Fund.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    25    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

SMALL COMPANY INDEX PORTFOLIO continued

(2)	Pzena Investment Management, Inc. is an affiliate of Pzena Investment Management, LLC, sub-adviser for the Northern Multi-Manager Emerging Markets Equity Fund.
(3)	Investment in affiliated Portfolio.
(4)	At November 30, 2011, the value of the Portfolio’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $1,031,000 with net sales of approximately $159,000 during the nine months ended August 31, 2012.
(5)	At November 30, 2011, the value of the Portfolio’s investment in the Liquid Assets Portfolio of the Northern Institutional Funds was approximately $33,589,000 with net sales of approximately $4,362,000 during the nine months ended August 31, 2012.
(6)	Investment relates to cash collateral received from portfolio securities loaned.
(7)	Security has been deemed worthless.
(8)	Security pledged as collateral to cover margin requirements for open futures contracts.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At August 31, 2012, the Small Company Index Portfolio had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
Russell 2000 Mini Index	15	$1,217	Long	9/12	$104

At August 31, 2012, the industry sectors for the Small Company Index Portfolio were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	13.9%
Consumer Staples	3.6
Energy	6.0
Financials	21.8
Health Care	13.2
Industrials	14.8
Information Technology	17.4
Materials	4.9
Telecommunication Services	0.7
Utilities	3.7

Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Small Company Index Portfolio’s investments and other financial instruments, which are carried at fair value, as of August 31, 2012:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$72,346	(1)	$—	$—	$72,346
Investment Companies	30,099		—	—	30,099
Rights	—		1	—	1
Short-Term Investments	—		395	—	395

Total Investments	$102,445		$396	$—	$102,841

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$104		$—	$—	$104

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At August 31, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2011. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Federal Tax Information:

At August 31, 2012, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$97,558

Gross tax appreciation of investments	$14,581
Gross tax depreciation of investments	(9,298)

Net tax appreciation of investments	$5,283

EQUITY PORTFOLIOS    26    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

LARGE CAP GROWTH PORTFOLIO	AUGUST 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.6%
Aerospace/Defense - 2.0%
Boeing (The) Co.	14,168	$1,012
United Technologies Corp.	12,954	1,034

		2,046

Apparel - 2.7%
Coach, Inc.	20,713	1,204
NIKE, Inc., Class B	16,415	1,598

		2,802

Beverages - 2.0%
PepsiCo, Inc.	27,947	2,024

Biotechnology - 5.3%
Alexion Pharmaceuticals, Inc.*	16,595	1,779
Biogen Idec, Inc.*	11,383	1,669
Celgene Corp.*	28,643	2,063

		5,511

Chemicals - 3.2%
E.I. du Pont de Nemours & Co.	34,664	1,725
Monsanto Co.	18,290	1,593

		3,318

Commercial Services - 2.0%
Mastercard, Inc., Class A	4,750	2,009

Computers - 13.6%
Apple, Inc.	13,209	8,787
Cognizant Technology Solutions Corp., Class A*	7,850	505
EMC Corp.*	71,473	1,879
International Business Machines Corp.	9,390	1,830
Teradata Corp.*	13,676	1,044

		14,045

Cosmetics/Personal Care - 1.3%
Estee Lauder (The) Cos., Inc., Class A	21,984	1,318

Distribution/Wholesale - 0.7%
W.W. Grainger, Inc.	3,526	726

Diversified Financial Services - 2.8%
American Express Co.	31,702	1,848
IntercontinentalExchange, Inc.*	7,937	1,085

		2,933

Electronics - 1.0%
Trimble Navigation Ltd.*	21,585	1,059

Environmental Control - 1.0%
Stericycle, Inc.†*	11,621	1,064

Food - 2.0%
Whole Foods Market, Inc.	20,907	2,023

Healthcare - Products - 3.4%
Covidien PLC	19,155	1,073
Intuitive Surgical, Inc.†*	4,959	2,439

		3,512

Internet - 9.2%
Amazon.com, Inc.*	9,449	2,345
F5 Networks, Inc.†*	14,079	1,373
Google, Inc., Class A*	6,209	4,254
priceline.com, Inc.*	2,590	1,566

		9,538

Machinery - Diversified - 1.9%
Cummins, Inc.	9,541	926
Deere & Co.†	14,136	1,062

		1,988

Media - 2.7%
DIRECTV*	20,504	1,068
Walt Disney (The) Co.	34,769	1,720

		2,788

Metal Fabrication/Hardware - 1.2%
Precision Castparts Corp.	7,788	1,255

Miscellaneous Manufacturing - 1.6%
Danaher Corp.	30,344	1,626

Oil & Gas - 1.1%
Noble Energy, Inc.	13,442	1,182

Oil & Gas Services - 3.5%
National Oilwell Varco, Inc.	22,547	1,777
Schlumberger Ltd.	25,337	1,834

		3,611

Pharmaceuticals - 5.9%
Abbott Laboratories	25,963	1,701
Allergan, Inc.	13,132	1,131
Bristol-Myers Squibb Co.	23,618	780
Express Scripts Holding Co.*	21,450	1,343
Perrigo Co.†	9,965	1,096

		6,051

Real Estate Investment Trusts - 1.4%
American Tower Corp.	17,408	1,225
Digital Realty Trust, Inc.†	3,269	244

		1,469

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

LARGE CAP GROWTH PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 94.6% continued
Retail - 12.3%
Costco Wholesale Corp.	14,322	$1,402
Dick’s Sporting Goods, Inc.†	19,715	981
Dollar Tree, Inc.*	21,916	1,056
Home Depot (The), Inc.	26,028	1,477
Lululemon Athletica, Inc.†*	16,342	1,065
McDonald’s Corp.	17,537	1,569
Panera Bread Co., Class A*	5,453	845
Starbucks Corp.	37,136	1,842
Tractor Supply Co.†	12,245	1,169
Ulta Salon Cosmetics & Fragrance, Inc.	13,490	1,268

		12,674

Semiconductors - 2.2%
QUALCOMM, Inc.	37,624	2,312

Software - 5.6%
Cerner Corp.†*	15,581	1,140
Citrix Systems, Inc.*	27,561	2,141
Red Hat, Inc.*	18,044	1,011
Salesforce.com, Inc.*	10,098	1,466

		5,758

Telecommunications - 1.1%
Verizon Communications, Inc.	27,256	1,170

Transportation - 1.9%
Kansas City Southern	24,801	1,918

Total Common Stocks (Cost $74,669)		97,730

INVESTMENT COMPANIES - 15.2%
Northern Institutional Funds - Diversified Assets Portfolio(1) (2)	5,784,293	5,784
Northern Institutional Funds - Liquid Assets Portfolio(1) (3) (4)	9,859,953	9,860

Total Investment Companies (Cost $15,644)		15,644

Total Investments - 109.8% (Cost $90,313)		113,374

Liabilities less Other Assets - (9.8)%		(10,114)

NET ASSETS - 100.0%		$103,260

(1)	Investment in affiliated Portfolio.
(2)	At November 30, 2011, the value of the Portfolio’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $2,438,000 with net purchases of approximately $3,346,000 during the nine months ended August 31, 2012.
(3)	Investment relates to cash collateral received from portfolio securities loaned.
(4)	At November 30, 2011, the value of the Portfolio’s investment in the Liquid Assets Portfolio of the Northern Institutional Funds was approximately $8,127,000 with net purchases of approximately $1,733,000 during the nine months ended August 31, 2012.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At August 31, 2012, the industry sectors for the Large Cap Growth Portfolio were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	21.3%
Consumer Staples	6.9
Energy	4.9
Financials	4.5
Health Care	16.6
Industrials	10.9
Information Technology	30.3
Materials	3.4
Telecommunication Services	1.2

Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Large Cap Growth Portfolio’s investments, which are carried at fair value, as of August 31, 2012:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$97,730	(1)	$—	$—	$97,730
Investment Companies	15,644		—	—	15,644

Total Investments	$113,374		$—	$—	$113,374

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At August 31, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2011. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

EQUITY PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2012 (UNAUDITED)

Federal Tax Information:

At August 31, 2012, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$90,599

Gross tax appreciation of investments	$23,077
Gross tax depreciation of investments	(302)

Net tax appreciation of investments	$22,775

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

LARGE CAP EQUITY PORTFOLIO	AUGUST 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.4%
Agriculture - 2.6%
Philip Morris International, Inc.	714	$64

Apparel - 2.4%
Coach, Inc.(1) †	426	25
VF Corp.†	224	34

		59

Auto Parts & Equipment - 0.5%
Johnson Controls, Inc.	459	12

Banks - 10.4%
Capital One Financial Corp.	728	41
Citigroup, Inc.	980	29
JPMorgan Chase & Co.†	1,883	70
U.S. Bancorp†	1,553	52
Wells Fargo & Co.	1,806	62

		254

Beverages - 1.7%
Anheuser-Busch InBev N.V. ADR†	487	41

Biotechnology - 1.1%
Celgene Corp.*	361	26

Chemicals - 1.3%
Monsanto Co.	366	32

Commercial Services - 0.5%
Global Payments, Inc.†	269	11

Computers - 9.8%
Apple, Inc.	226	150
EMC Corp.*	1,678	44
International Business Machines Corp.†	120	24
Teradata Corp.†*	288	22

		240

Cosmetics/Personal Care - 1.5%
Procter & Gamble (The) Co.	539	36

Diversified Financial Services - 2.2%
Discover Financial Services	620	24
IntercontinentalExchange, Inc.*	222	30

		54

Electric - 2.8%
Dominion Resources, Inc.	607	32
Southern (The) Co.†	809	37

		69

Electronics - 1.2%
Honeywell International, Inc.	510	30

Healthcare - Products - 1.9%
Covidien PLC	325	18
St. Jude Medical, Inc.	771	29

		47

Healthcare - Services - 2.3%
Aetna, Inc.	928	36
Humana, Inc.†	290	20

		56

Insurance - 1.1%
CNO Financial Group, Inc.†	2,819	25
MGIC Investment Corp.†*	2,055	3

		28

Internet - 1.7%
F5 Networks, Inc.†*	132	13
Google, Inc., Class A*	40	27

		40

Media - 2.6%
Comcast Corp., Class A	893	30
Walt Disney (The) Co.	666	33

		63

Metal Fabrication/Hardware - 1.1%
Precision Castparts Corp.	164	26

Mining - 0.5%
BHP Billiton Ltd.†	200	13

Miscellaneous Manufacturing - 4.5%
Dover Corp.†	664	38
General Electric Co.†	3,381	70

		108

Oil & Gas - 9.7%
Apache Corp.	186	16
BP PLC ADR	558	23
Chevron Corp.	573	64
Exxon Mobil Corp.	952	83
Noble Energy, Inc.	304	27
Suncor Energy, Inc.†	725	23

		236

Oil & Gas Services - 3.0%
National Oilwell Varco, Inc.†	394	31

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

LARGE CAP EQUITY PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 96.4% continued
Oil & Gas Services - 3.0% continued
Schlumberger Ltd.	580	$42

		73

Pharmaceuticals - 7.1%
BioMarin Pharmaceutical, Inc.†*	289	11
Express Scripts Holding Co.*	702	44
Mead Johnson Nutrition Co.†	216	16
Merck & Co., Inc.	971	42
Pfizer, Inc.	2,571	61

		174

Pipelines - 0.8%
Spectra Energy Corp.†	725	20

Retail - 10.2%
CVS Caremark Corp.	1,032	47
Darden Restaurants, Inc.†	447	23
Dick’s Sporting Goods, Inc.†	481	24
McDonald’s Corp.†	523	47
Starbucks Corp.†	629	31
Target Corp.	518	33
TJX Cos., Inc.	950	44

		249

Semiconductors - 3.1%
Intel Corp.	1,416	35
QUALCOMM, Inc.	665	41

		76

Software - 3.1%
Check Point Software Technologies Ltd.*	414	19
Oracle Corp.	1,760	56

		75

Telecommunications - 4.6%
AT&T, Inc.	762	28
CenturyLink, Inc.†	887	38
Cisco Systems, Inc.	2,475	47

		113

Transportation - 1.1%
Kansas City Southern†	337	26

Total Common Stocks (Cost $1,932)		2,351

INVESTMENT COMPANIES - 30.8%
Northern Institutional Funds - Diversified Assets Portfolio(2) (3)	9,942	10
Northern Institutional Funds - Liquid Assets Portfolio(2) (4) (5)	697,280	697
SPDR S&P 500 ETF Trust	308	44

Total Investment Companies (Cost $749)		751

Total Investments - 127.2% (Cost $2,681)		3,102

Liabilities less Other Assets - (27.2)%		(663)

NET ASSETS - 100.0%		$2,439

(1)	A portion of the security is held to cover open written option contracts.
(2)	Investment in affiliated Portfolio.
(3)	At November 30, 2011, the value of the Portfolio’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $2,754,000 with net sales of approximately $2,744,000 during the nine months ended August 31, 2012.
(4)	At November 30, 2011, the value of the Portfolio’s investment in the Liquid Assets Portfolio of the Northern Institutional Funds was approximately $781,000 with net sales of approximately $84,000 during the nine months ended August 31, 2012.
(5)	Investment relates to cash collateral received from portfolio securities loaned.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At August 31, 2012, the Large Cap Equity Portfolio had open written call options as follows:

TYPE	NUMBER OF CONTRACTS	VALUE (000S)
Coach, Inc.
Exp. Date 9/22/12, Strike Price $60.00	(1)	$—	*

Total Written Option Contracts (Premium Received $ —)*		$—	*

*	Amount rounds to less than one thousand.

EQUITY PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2012 (UNAUDITED)

At August 31, 2012, the industry sectors for the Large Cap Equity Portfolio were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	14.0%
Consumer Staples	8.5
Energy	13.8
Financials	15.8
Health Care	12.0
Industrials	8.0
Information Technology	20.4
Materials	1.9
Telecommunication Services	2.7
Utilities	2.9

Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Large Cap Equity Portfolio’s investments and other financial instruments, which are carried at fair value, as of August 31, 2012:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$2,351	(1)	$—	$—	$2,351
Investment Companies	751		—	—	751

Total Investments	$3,102		$—	$—	$3,102

OTHER FINANCIAL INSTRUMENTS
Liabilities
Written Options Contracts	$—	*	$—	$—	$—	*

(1)	Classifications as defined in the Schedule of Investments.
*	Amount rounds to less than one thousand.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At August 31, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2011. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Federal Tax Information:

At August 31, 2012, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$2,685

Gross tax appreciation of investments	$456
Gross tax depreciation of investments	(39)

Net tax appreciation of investments	$417

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

EQUITY INDEX PORTFOLIO	AUGUST 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3%
Advertising - 0.1%
Interpublic Group of (The) Cos., Inc.	25,950	$276
Omnicom Group, Inc.	15,930	818

		1,094
Aerospace/Defense - 1.7%
Boeing (The) Co.	43,633	3,115
General Dynamics Corp.	20,933	1,371
L-3 Communications Holdings, Inc.	5,642	396
Lockheed Martin Corp.	15,439	1,407
Northrop Grumman Corp.	14,586	976
Raytheon Co.	19,493	1,102
Rockwell Collins, Inc.†	8,479	414
United Technologies Corp.	53,081	4,239

		13,020
Agriculture - 2.1%
Altria Group, Inc.	118,450	4,023
Archer-Daniels-Midland Co.	38,300	1,024
Lorillard, Inc.†	7,630	958
Philip Morris International, Inc.	99,325	8,870
Reynolds American, Inc.†	19,248	887

		15,762
Airlines - 0.1%
Southwest Airlines Co.	45,264	405

Apparel - 0.6%
Coach, Inc.	16,804	977
NIKE, Inc., Class B	21,325	2,076
Ralph Lauren Corp.	3,777	599
VF Corp.	5,026	768

		4,420
Auto Manufacturers - 0.4%
Ford Motor Co.†	221,868	2,072
PACCAR, Inc.	20,846	832

		2,904
Auto Parts & Equipment - 0.2%
BorgWarner, Inc.†*	6,705	461
Goodyear Tire & Rubber (The) Co.*	13,875	170
Johnson Controls, Inc.	39,772	1,082

		1,713
Banks - 6.7%
Bank of America Corp.	627,508	5,014
Bank of New York Mellon (The) Corp.	69,232	1,560
BB&T Corp.	40,637	1,282
Capital One Financial Corp.	33,766	1,909
Citigroup, Inc.	170,727	5,072
Comerica, Inc.†	11,544	355
Fifth Third Bancorp	53,725	813
First Horizon National Corp.†	14,979	134
First Horizon National Corp. - (Fractional Shares)*	290,887	—
Goldman Sachs Group (The), Inc.	28,637	3,028
Huntington Bancshares, Inc.	50,519	333
JPMorgan Chase & Co.	221,670	8,233
KeyCorp	55,649	469
M&T Bank Corp.†	7,362	640
Morgan Stanley	88,863	1,333
Northern Trust Corp.(1) (2)	14,077	654
PNC Financial Services Group, Inc.	30,765	1,912
Regions Financial Corp.	82,521	574
State Street Corp.	28,420	1,182
SunTrust Banks, Inc.	31,107	783
U.S. Bancorp	110,317	3,686
Wells Fargo & Co.	309,455	10,531
Zions Bancorporation†	10,585	204

		49,701
Beverages - 2.7%
Beam, Inc.	9,157	534
Brown-Forman Corp., Class B	8,674	556
Coca-Cola (The) Co.	262,734	9,826
Coca-Cola Enterprises, Inc.	17,558	519
Constellation Brands, Inc., Class A*	9,494	313
Dr Pepper Snapple Group, Inc.†	12,390	555
Molson Coors Brewing Co., Class B	9,171	409
Monster Beverage Corp.*	8,935	527
PepsiCo, Inc.	91,046	6,594

		19,833
Biotechnology - 1.6%
Alexion Pharmaceuticals, Inc.*	11,145	1,195
Amgen, Inc.	45,330	3,804
Biogen Idec, Inc.*	13,951	2,045
Celgene Corp.*	25,619	1,846
Gilead Sciences, Inc.*	44,021	2,539
Life Technologies Corp.*	10,411	497

		11,926
Building Materials - 0.0%
Masco Corp.	20,763	294

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3% continued
Chemicals - 2.3%
Air Products & Chemicals, Inc.	12,294	$1,015
Airgas, Inc.	4,013	333
CF Industries Holdings, Inc.	3,825	792
Dow Chemical (The) Co.	69,616	2,040
E.I. du Pont de Nemours & Co.	54,594	2,716
Eastman Chemical Co.	8,007	443
Ecolab, Inc.	16,997	1,088
FMC Corp.	7,962	433
International Flavors & Fragrances, Inc.	4,721	286
Monsanto Co.	31,073	2,707
Mosaic (The) Co.	17,391	1,007
PPG Industries, Inc.	8,879	977
Praxair, Inc.	17,413	1,837
Sherwin-Williams (The) Co.†	4,973	712
Sigma-Aldrich Corp.†	7,045	500

		16,886
Coal - 0.1%
Alpha Natural Resources, Inc.*	13,152	78
CONSOL Energy, Inc.†	13,265	401
Peabody Energy Corp.†	15,905	344

		823
Commercial Services - 1.1%
Apollo Group, Inc., Class A*	5,876	158
Automatic Data Processing, Inc.	28,452	1,652
DeVry, Inc.†	3,633	70
Equifax, Inc.	7,007	321
H&R Block, Inc.	15,980	264
Iron Mountain, Inc.†	9,990	328
Mastercard, Inc., Class A	6,183	2,615
Moody’s Corp.†	11,438	453
Paychex, Inc.	18,856	627
Quanta Services, Inc.*	12,361	297
R.R. Donnelley & Sons Co.†	10,842	119
Robert Half International, Inc.	8,200	216
SAIC, Inc.	15,975	195
Total System Services, Inc.†	9,293	215
Western Union (The) Co.	35,593	627

		8,157
Computers - 8.4%
Accenture PLC, Class A	37,438	2,306
Apple, Inc.	54,451	36,223
Cognizant Technology Solutions Corp., Class A*	17,718	1,139
Computer Sciences Corp.	8,939	288
Dell, Inc.*	86,944	921
EMC Corp.*	122,223	3,213
Hewlett-Packard Co.	115,096	1,943
International Business Machines Corp.	67,185	13,091
Lexmark International, Inc., Class A†	4,245	92
NetApp, Inc.*	21,196	732
SanDisk Corp.*	14,154	583
Seagate Technology PLC†	22,039	706
Teradata Corp.*	9,785	747
Western Digital Corp.*	13,661	571

		62,555
Cosmetics/Personal Care - 2.0%
Avon Products, Inc.	25,168	389
Colgate-Palmolive Co.	27,784	2,953
Estee Lauder (The) Cos., Inc., Class A	13,127	787
Procter & Gamble (The) Co.	159,562	10,721

		14,850
Distribution/Wholesale - 0.3%
Fastenal Co.	17,254	744
Fossil, Inc.*	3,017	256
Genuine Parts Co.†	9,116	576
W.W. Grainger, Inc.	3,564	734

		2,310
Diversified Financial Services - 2.2%
American Express Co.	58,302	3,399
Ameriprise Financial, Inc.	12,678	696
BlackRock, Inc.	7,452	1,314
Charles Schwab (The) Corp.	62,915	849
CME Group, Inc.	19,385	1,064
Discover Financial Services	30,935	1,198
E*TRADE Financial Corp.† *	14,761	127
Federated Investors, Inc., Class B†	5,553	118
Franklin Resources, Inc.	8,279	972
IntercontinentalExchange, Inc.*	4,231	578
Invesco Ltd.	26,286	622
Legg Mason, Inc.	7,445	183
NASDAQ OMX Group (The), Inc.	7,240	166
NYSE Euronext	14,649	367
SLM Corp.	28,578	450
T. Rowe Price Group, Inc.†	14,778	908
Visa, Inc., Class A	29,004	3,720

		16,731

EQUITY PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3% continued
Electric - 3.1%
AES (The) Corp.*	37,716	$430
Ameren Corp.	14,171	464
American Electric Power Co., Inc.	28,232	1,214
CMS Energy Corp.	15,104	348
Consolidated Edison, Inc.	17,081	1,035
Dominion Resources, Inc.	33,276	1,746
DTE Energy Co.	9,892	578
Duke Energy Corp.	40,923	2,651
Edison International	19,033	833
Entergy Corp.	10,323	703
Exelon Corp.†	49,578	1,808
FirstEnergy Corp.†	24,426	1,067
Integrys Energy Group, Inc.†	4,528	245
NextEra Energy, Inc.	24,267	1,633
Northeast Utilities†	18,300	689
NRG Energy, Inc.†	13,032	278
Pepco Holdings, Inc.†	13,116	253
PG&E Corp.	24,531	1,065
Pinnacle West Capital Corp.	6,409	329
PPL Corp.†	33,844	993
Public Service Enterprise Group, Inc.	29,555	936
SCANA Corp.†	6,754	320
Southern (The) Co.†	50,575	2,293
TECO Energy, Inc.†	12,549	218
Wisconsin Energy Corp.†	13,486	512
Xcel Energy, Inc.†	28,425	793

		23,434
Electrical Components & Equipment - 0.3%
Emerson Electric Co.	42,664	2,164
Molex, Inc.†	7,914	210

		2,374
Electronics - 1.2%
Agilent Technologies, Inc.	20,312	755
Amphenol Corp., Class A	9,361	570
FLIR Systems, Inc.	8,871	176
Honeywell International, Inc.	45,395	2,653
Jabil Circuit, Inc.	10,546	240
PerkinElmer, Inc.†	6,495	177
TE Connectivity Ltd.	24,895	875
Thermo Fisher Scientific, Inc.	21,373	1,226
Tyco International Ltd.	26,917	1,518
Waters Corp.† *	5,203	417

		8,607
Engineering & Construction - 0.1%
Fluor Corp.†	9,896	509
Jacobs Engineering Group, Inc.*	7,455	295

		804
Entertainment - 0.0%
International Game Technology	17,299	213

Environmental Control - 0.3%
Republic Services, Inc.	18,365	508
Stericycle, Inc.*	4,943	452
Waste Management, Inc.†	26,923	931

		1,891
Food - 1.8%
Campbell Soup Co.†	10,412	366
ConAgra Foods, Inc.	24,052	604
Dean Foods Co.*	10,491	172
General Mills, Inc.†	37,622	1,480
H.J. Heinz Co.†	18,681	1,041
Hershey (The) Co.	8,813	633
Hormel Foods Corp.†	7,972	229
J.M. Smucker (The) Co.	6,618	562
Kellogg Co.	14,384	729
Kraft Foods, Inc., Class A	103,230	4,287
Kroger (The) Co.	32,841	732
McCormick & Co., Inc. (Non Voting)†	7,761	477
Safeway, Inc.†	14,019	219
Sysco Corp.†	34,135	1,034
Tyson Foods, Inc., Class A	17,051	267
Whole Foods Market, Inc.	9,488	918

		13,750
Forest Products & Paper - 0.2%
International Paper Co.	25,534	883
MeadWestvaco Corp.	9,984	287

		1,170
Gas - 0.3%
AGL Resources, Inc.	6,797	270
CenterPoint Energy, Inc.	24,927	508
NiSource, Inc.	16,505	402
Sempra Energy	13,903	920

		2,100
Hand/Machine Tools - 0.1%
Snap-on, Inc.	3,416	237
Stanley Black & Decker, Inc.	9,907	652

		889

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3% continued
Healthcare - Products - 1.8%
Baxter International, Inc.	32,006	$1,878
Becton, Dickinson and Co.	11,857	901
Boston Scientific Corp.*	83,034	448
C.R. Bard, Inc.	4,911	482
CareFusion Corp.*	12,728	334
Covidien PLC	28,037	1,571
DENTSPLY International, Inc.†	8,308	301
Edwards Lifesciences Corp.*	6,715	686
Hospira, Inc.† *	9,611	323
Intuitive Surgical, Inc.*	2,307	1,135
Medtronic, Inc.	60,497	2,460
Patterson Cos., Inc.	5,274	179
St. Jude Medical, Inc.	18,376	694
Stryker Corp.	18,909	1,007
Varian Medical Systems, Inc.† *	6,433	378
Zimmer Holdings, Inc.	10,242	633

		13,410
Healthcare - Services - 1.2%
Aetna, Inc.	20,222	777
Cigna Corp.	16,729	766
Coventry Health Care, Inc.	8,219	342
DaVita, Inc.*	5,475	533
Humana, Inc.	9,454	662
Laboratory Corp. of America Holdings*	5,672	499
Quest Diagnostics, Inc.	9,238	559
Tenet Healthcare Corp.*	24,754	128
UnitedHealth Group, Inc.	60,422	3,281
WellPoint, Inc.	19,213	1,150

		8,697
Holding Companies - Diversified - 0.0%
Leucadia National Corp.	11,522	246

Home Builders - 0.1%
D.R. Horton, Inc.	16,181	307
Lennar Corp., Class A†	9,565	310
PulteGroup, Inc.*	19,328	265

		882
Home Furnishings - 0.1%
Harman International Industries, Inc.†	4,225	194
Whirlpool Corp.	4,568	345

		539
Household Products/Wares - 0.4%
Avery Dennison Corp.†	6,209	194
Clorox (The) Co.†	7,602	553
Kimberly-Clark Corp.	22,823	1,908

		2,655
Housewares - 0.0%
Newell Rubbermaid, Inc.	16,913	303

Insurance - 3.6%
ACE Ltd.	19,680	1,451
Aflac, Inc.	27,279	1,260
Allstate (The) Corp.	28,747	1,072
American International Group, Inc.*	42,713	1,466
American International Group, Inc. - (Fractional Shares)*	70,271	—
Aon PLC	18,987	987
Assurant, Inc.	4,961	175
Berkshire Hathaway, Inc., Class B*	102,424	8,638
Chubb (The) Corp.	15,682	1,159
Cincinnati Financial Corp.†	9,468	366
Genworth Financial, Inc., Class A† *	28,617	151
Hartford Financial Services Group, Inc.†	25,720	461
Lincoln National Corp.	16,547	384
Loews Corp.	17,780	723
Marsh & McLennan Cos., Inc.	31,721	1,084
MetLife, Inc.	61,802	2,109
Principal Financial Group, Inc.†	17,614	483
Progressive (The) Corp.†	35,708	697
Prudential Financial, Inc.	27,234	1,485
Torchmark Corp.	5,853	300
Travelers (The) Cos., Inc.	22,582	1,462
Unum Group	16,458	321
XL Group PLC	17,945	415

		26,649
Internet - 3.2%
Amazon.com, Inc.*	20,989	5,210
eBay, Inc.*	66,922	3,177
Expedia, Inc.†	5,236	269
F5 Networks, Inc.*	4,625	451
Google, Inc., Class A*	14,809	10,145
Netflix, Inc.† *	3,238	193
priceline.com, Inc.*	2,894	1,749
Symantec Corp.*	41,893	747
TripAdvisor, Inc.† *	5,532	185
VeriSign, Inc.*	9,328	445

EQUITY PORTFOLIOS    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3% continued
Internet - 3.2% continued
Yahoo!, Inc.*	70,896	$1,039

		23,610
Iron/Steel - 0.2%
Allegheny Technologies, Inc.	6,162	183
Cliffs Natural Resources, Inc.†	8,301	297
Nucor Corp.	18,528	698
United States Steel Corp.†	8,302	161

		1,339
Leisure Time - 0.2%
Carnival Corp.	26,446	917
Harley-Davidson, Inc.	13,570	570

		1,487
Lodging - 0.3%
Marriott International, Inc., Class A†	15,340	578
Marriott International, Inc., Class A - (Fractional Shares)*	3,681	—
Starwood Hotels & Resorts Worldwide, Inc.	11,460	632
Wyndham Worldwide Corp.	8,534	445
Wynn Resorts Ltd.	4,640	478

		2,133
Machinery - Construction & Mining - 0.5%
Caterpillar, Inc.	37,976	3,241
Joy Global, Inc.†	6,184	330

		3,571
Machinery - Diversified - 0.6%
Cummins, Inc.	11,212	1,089
Deere & Co.	23,151	1,739
Flowserve Corp.	3,195	408
Rockwell Automation, Inc.	8,319	599
Roper Industries, Inc.	5,656	581
Xylem, Inc.	10,665	259

		4,675
Media - 3.3%
Cablevision Systems Corp., Class A (Registered)	12,319	184
CBS Corp., Class B (Non Voting)	37,603	1,366
Comcast Corp., Class A	157,050	5,266
DIRECTV*	38,105	1,985
Discovery Communications, Inc., Class A*	14,899	817
Gannett Co., Inc.†	13,419	205
McGraw-Hill (The) Cos., Inc.	16,226	831
News Corp., Class A	122,685	2,870
Scripps Networks Interactive, Inc., Class A†	5,401	319
Time Warner Cable, Inc.	18,197	1,616
Time Warner, Inc.	55,881	2,322
Viacom, Inc., Class B	30,679	1,534
Walt Disney (The) Co.	104,112	5,150
Washington Post (The) Co., Class B†	280	99

		24,564
Metal Fabrication/Hardware - 0.2%
Precision Castparts Corp.	8,476	1,365

Mining - 0.6%
Alcoa, Inc.†	62,403	534
Freeport-McMoRan Copper & Gold, Inc.	55,202	1,993
Newmont Mining Corp.	28,914	1,465
Titanium Metals Corp.†	4,799	59
Vulcan Materials Co.	7,542	294

		4,345
Miscellaneous Manufacturing - 3.3%
3M Co.	40,420	3,743
Cooper Industries PLC	9,256	677
Danaher Corp.	33,469	1,793
Dover Corp.	10,735	621
Eaton Corp.†	19,559	875
General Electric Co.	617,060	12,779
Illinois Tool Works, Inc.	27,776	1,647
Ingersoll-Rand PLC	17,380	813
Leggett & Platt, Inc.†	7,982	189
Pall Corp.†	6,743	374
Parker Hannifin Corp.†	8,820	705
Textron, Inc.†	16,339	437

		24,653
Office/Business Equipment - 0.1%
Pitney Bowes, Inc.†	11,378	152
Xerox Corp.	79,070	583

		735
Oil & Gas - 9.0%
Anadarko Petroleum Corp.	29,057	2,013
Apache Corp.	22,724	1,949
Cabot Oil & Gas Corp.	12,257	508
Chesapeake Energy Corp.†	38,695	749
Chevron Corp.	114,895	12,887
ConocoPhillips	73,608	4,180
Denbury Resources, Inc.*	22,802	353

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    5    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3% continued
Oil & Gas - 9.0% continued
Devon Energy Corp.	23,594	$1,364
Diamond Offshore Drilling, Inc.†	4,037	271
Ensco PLC, Class A	13,470	773
EOG Resources, Inc.	15,672	1,697
EQT Corp.†	8,730	471
Exxon Mobil Corp.	272,298	23,772
Helmerich & Payne, Inc.	6,271	286
Hess Corp.	17,657	892
Marathon Oil Corp.	41,105	1,143
Marathon Petroleum Corp.	19,940	1,032
Murphy Oil Corp.	11,323	581
Nabors Industries Ltd.*	16,869	249
Newfield Exploration Co.*	7,874	257
Noble Corp.	14,724	562
Noble Energy, Inc.	10,323	907
Occidental Petroleum Corp.	47,205	4,013
Phillips 66	36,291	1,524
Pioneer Natural Resources Co.	7,201	701
QEP Resources, Inc.	10,357	297
Range Resources Corp.	9,495	619
Rowan Cos. PLC, Class A† *	7,330	258
Southwestern Energy Co.† *	20,385	635
Sunoco, Inc.	6,241	294
Tesoro Corp.	8,124	323
Valero Energy Corp.	31,985	1,000
WPX Energy, Inc.† *	11,367	177

		66,737
Oil & Gas Services - 1.6%
Baker Hughes, Inc.	25,548	1,165
Cameron International Corp.*	14,374	786
FMC Technologies, Inc.*	13,953	654
Halliburton Co.	53,889	1,765
National Oilwell Varco, Inc.	24,785	1,953
Schlumberger Ltd.	77,602	5,617

		11,940
Packaging & Containers - 0.1%
Ball Corp.	9,129	385
Bemis Co., Inc.†	6,103	184
Owens-Illinois, Inc.*	9,482	166
Sealed Air Corp.	11,050	158

		893
Pharmaceuticals - 6.8%
Abbott Laboratories	91,661	6,008
Allergan, Inc.	17,879	1,540
AmerisourceBergen Corp.	14,678	565
Bristol-Myers Squibb Co.	98,387	3,248
Cardinal Health, Inc.	20,179	798
Eli Lilly & Co.	59,506	2,672
Express Scripts Holding Co.*	46,903	2,937
Forest Laboratories, Inc.*	15,504	538
Johnson & Johnson	159,940	10,785
McKesson Corp.	13,645	1,189
Mead Johnson Nutrition Co.	11,896	872
Merck & Co., Inc.	177,152	7,626
Mylan, Inc.*	24,954	588
Perrigo Co.	5,449	599
Pfizer, Inc.	436,151	10,407
Watson Pharmaceuticals, Inc.*	7,428	604

		50,976
Pipelines - 0.5%
Kinder Morgan, Inc.	32,939	1,178
ONEOK, Inc.	12,120	540
Spectra Energy Corp.	37,927	1,072
Williams (The) Cos., Inc.	36,539	1,179

		3,969
Real Estate - 0.0%
CBRE Group, Inc., Class A† *	19,173	332

Real Estate Investment Trusts - 2.1%
American Tower Corp.	22,982	1,618
Apartment Investment & Management Co., Class A	7,825	207
AvalonBay Communities, Inc.	5,562	787
Boston Properties, Inc.	8,694	975
Equity Residential	17,536	1,059
HCP, Inc.	24,334	1,116
Health Care REIT, Inc.	13,149	768
Host Hotels & Resorts, Inc.†	42,173	645
Kimco Realty Corp.	23,798	484
Plum Creek Timber Co., Inc.†	9,430	386
Prologis, Inc.†	26,820	916
Public Storage	8,302	1,209
Simon Property Group, Inc.	17,665	2,803
Ventas, Inc.	16,872	1,105
Vornado Realty Trust	10,814	878
Weyerhaeuser Co.†	31,351	781

		15,737

EQUITY PORTFOLIOS    6    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3% continued
Retail - 6.3%
Abercrombie & Fitch Co., Class A†	4,893	$176
AutoNation, Inc.†*	2,543	102
AutoZone, Inc.*	1,564	566
Bed Bath & Beyond, Inc.†*	13,610	914
Best Buy Co., Inc.†	16,067	285
Big Lots, Inc.*	3,683	112
CarMax, Inc.†*	13,231	405
Chipotle Mexican Grill, Inc.†*	1,858	536
Costco Wholesale Corp.	25,161	2,462
CVS Caremark Corp.	74,603	3,398
Darden Restaurants, Inc.†	7,506	390
Dollar Tree, Inc.*	13,432	647
Family Dollar Stores, Inc.†	6,732	428
GameStop Corp., Class A†	7,795	149
Gap (The), Inc.	19,397	695
Home Depot (The), Inc.	89,085	5,056
J.C. Penney Co., Inc.†	8,401	219
Kohl’s Corp.	14,043	733
Limited Brands, Inc.	14,131	687
Lowe’s Cos., Inc.	68,470	1,950
Macy’s, Inc.	24,186	975
McDonald’s Corp.	59,153	5,294
Nordstrom, Inc.†	9,328	539
O’Reilly Automotive, Inc.*	7,333	623
Ross Stores, Inc.	13,192	913
Sears Holdings Corp.†*	2,279	120
Staples, Inc.†	39,754	434
Starbucks Corp.	44,145	2,190
Target Corp.	38,457	2,465
Tiffany & Co.	7,415	459
TJX Cos., Inc.	43,114	1,974
Urban Outfitters, Inc.†*	6,415	241
Walgreen Co.†	50,135	1,793
Wal-Mart Stores, Inc.	100,488	7,295
Yum! Brands, Inc.	26,877	1,713

		46,938
Savings & Loans - 0.1%
Hudson City Bancorp, Inc.	31,317	225
People’s United Financial, Inc.	20,680	248

		473
Semiconductors - 3.0%
Advanced Micro Devices, Inc.†*	33,640	125
Altera Corp.	18,842	703
Analog Devices, Inc.†	17,453	694
Applied Materials, Inc.	74,576	872
Broadcom Corp., Class A	29,033	1,032
First Solar, Inc.†*	3,599	72
Intel Corp.	293,099	7,278
KLA-Tencor Corp.	9,752	500
Lam Research Corp.*	11,645	397
Linear Technology Corp.†	13,388	442
LSI Corp.*	32,686	255
Microchip Technology, Inc.†	11,257	391
Micron Technology, Inc.*	57,722	358
NVIDIA Corp.*	35,754	502
QUALCOMM, Inc.	99,827	6,135
Teradyne, Inc.†*	10,593	166
Texas Instruments, Inc.	66,531	1,932
Xilinx, Inc.†	15,329	520

		22,374
Software - 3.9%
Adobe Systems, Inc.*	28,829	902
Akamai Technologies, Inc.*	10,387	390
Autodesk, Inc.*	13,512	420
BMC Software, Inc.†*	9,364	388
CA, Inc.	20,732	540
Cerner Corp.*	8,522	623
Citrix Systems, Inc.*	10,839	842
Dun & Bradstreet (The) Corp.†	2,743	222
Electronic Arts, Inc.*	18,540	247
Fidelity National Information Services, Inc.	14,008	441
Fiserv, Inc.†*	7,943	566
Intuit, Inc.	17,044	998
Microsoft Corp.	435,414	13,419
Oracle Corp.	225,980	7,152
Red Hat, Inc.*	11,279	632
Salesforce.com, Inc.†*	7,983	1,159

		28,941
Telecommunications - 4.4%
AT&T, Inc.	341,436	12,510
CenturyLink, Inc.	36,122	1,527
Cisco Systems, Inc.	311,956	5,952
Corning, Inc.	88,090	1,056
Crown Castle International Corp.*	15,080	957
Frontier Communications Corp.†	57,664	266
Harris Corp.	6,585	310

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    7    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

EQUITY INDEX PORTFOLIO continued

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.3% continued
Telecommunications - 4.4% continued
JDS Uniphase Corp.*	13,953	$156
Juniper Networks, Inc.*	30,744	536
MetroPCS Communications, Inc.*	17,747	173
Motorola Solutions, Inc.	16,967	809
Sprint Nextel Corp.*	175,058	849
Verizon Communications, Inc.	165,450	7,104
Windstream Corp.†	34,258	338

		32,543
Textiles - 0.0%
Cintas Corp.†	6,559	265

Toys, Games & Hobbies - 0.1%
Hasbro, Inc.†	6,893	259
Mattel, Inc.	19,785	695

		954
Transportation - 1.7%
C.H. Robinson Worldwide, Inc.†	9,541	540
CSX Corp.	60,333	1,355
Expeditors International of Washington, Inc.†	12,393	454
FedEx Corp.	18,340	1,607
Norfolk Southern Corp.	18,921	1,371
Ryder System, Inc.	2,902	116
Union Pacific Corp.	27,751	3,370
United Parcel Service, Inc., Class B	55,873	4,124

		12,937
Total Common Stocks (Cost $593,242)		740,483

INVESTMENT COMPANIES - 7.1%
Northern Institutional Funds - Diversified Assets Portfolio (3) (4)	1,315,246	1,315
Northern Institutional Funds - Liquid Assets Portfolio (3) (5) (6)	51,966,063	51,966
Total Investment Companies (Cost $53,281)		53,281

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT - TERM INVESTMENTS - 0.3%
U.S. Treasury Bill, 0.14%, 11/1/12(7)	$1,850	$1,850

Total Short - Term Investments (Cost $1,850)		1,850
Total Investments - 106.7% (Cost $648,373)		795,614
Liabilities less Other Assets - (6.7)%		(50,116)

NET ASSETS - 100.0%		$745,498

(1)	At November 30, 2011, the value of the Portfolio’s investment in Northern Trust Corp. was approximately $600,000. There were gross sales of approximately $81,000, with net realized losses of approximately $54,000 and no purchases during the nine months ended August 31, 2012. The change in net unrealized appreciation during the nine months ended August 31, 2012, was approximately $189,000.
(2)	Investment in affiliate.
(3)	Investment in affiliated Portfolio.
(4)	At November 30, 2011, the value of the Portfolio’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $17,704,000 with net sales of approximately $16,389,000 during the nine months ended August 31, 2012.
(5)	At November 30, 2011, the value of the Portfolio’s investment in the Liquid Assets Portfolio of the Northern Institutional Funds was approximately $48,719,000 with net sales of approximately $4,362,000 during the nine months ended August 31, 2012.
(6)	Investment relates to cash collateral received from portfolio securities loaned.
(7)	Security pledged as collateral to cover margin requirements for open futures contracts.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At August 31, 2012, the Equity Index Portfolio had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000S)
E-Mini S&P 500	68	$4,777	Long	9/12	$443

EQUITY PORTFOLIOS    8    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2012 (UNAUDITED)

At August 31, 2012, the industry sectors for the Equity Index Portfolio were:

INDUSTRY SECTOR	% OF LONG- TERM INVESTMENTS
Consumer Discretionary	11.0%
Consumer Staples	11.1
Energy	11.2
Financials	14.4
Health Care	11.8
Industrials	10.2
Information Technology	20.3
Materials	3.3
Telecommunication Services	3.2
Utilities	3.5

Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Equity Index Portfolio’s investments and other financial instruments, which are carried at fair value, as of August 31, 2012:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Common Stocks	$740,483	(1)	$—	$—	$740,483
Investment Companies	53,281		—	—	53,281
Short-Term Investments	—		1,850	—	1,850

Total Investments	$793,764		$1,850	$—	$795,614

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$443		$—	$—	$443

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At August 31, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2011. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Federal Tax Information:

At August 31, 2012, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$677,584

Gross tax appreciation of investments	$163,159
Gross tax depreciation of investments	(45,129)

Net tax appreciation of investments	$118,030

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    9    EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO	AUGUST 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

ASSET-BACKED SECURITIES - 0.5%
Auto Receivables - 0.3%
Bank of America Auto Trust, Series 2012-1, Class A1, 0.27%, 11/18/12	$24,576	$24,575

Other - 0.2%
John Deere Owner Trust, Series 2012-B, Class A1, 0.27%, 1/5/13	22,000	22,000

Total Asset-Backed Securities (Cost $46,575)		46,575

CERTIFICATES OF DEPOSIT - 30.6%
Non-U.S. Depository Institutions - 30.6%
Australia and New Zealand Bank, 0.33%, 10/23/12	44,000	44,000
Bank of Montreal, Chicago Branch, 0.46%, 8/1/13	42,000	42,000
Bank of Montreal, London, 0.30%, 2/26/13	55,000	55,000
Bank of Nova Scotia, Houston, 0.31%, 9/1/12, FRCD	100,000	100,000
0.82%, 9/17/12, FRCD	16,100	16,154
0.27%, 9/24/12, FRCD	25,000	25,000
0.76%, 10/18/12, FRCD	30,000	30,047
0.43%, 11/23/12, FRCD	10,000	10,000
0.30%, 11/30/12, FRCD	30,000	30,000
Bank of Tokyo - Mitsubishi UFJ Financial Group, Inc., 0.36%, 10/16/12	87,000	87,000
0.41%, 11/8/12	47,000	47,006
0.34%, 11/27/12	98,000	98,000
Barclays Bank PLC, New York, 0.31%, 10/25/12	61,000	61,000
0.36%, 11/28/12	110,000	110,000
BNP Paribas S.A., Chicago Branch, 0.45%, 9/17/12	102,000	102,000
Canadian Imperial Bank of Commerce, 0.47%, 11/30/12, FRCD	50,000	50,000
Commonwealth Bank of Australia, London, 0.25%, 10/9/12	21,000	21,000
0.24%, 1/4/13	87,000	87,000
Credit Agricole S.A., London, 0.46%, 10/1/12	161,000	161,000
Credit Suisse, New York, 0.37%, 10/1/12	96,000	96,000
0.33%, 10/16/12	90,000	90,000
Den Norske Bank ASA, London Branch, 0.34%, 10/10/12	20,000	20,000
Den Norske Bank ASA, New York, 0.32%, 10/5/12	134,000	134,000
Deutsche Bank A.G., New York Branch, 0.33%, 11/14/12	86,086	86,086
Lloyds TSB Bank PLC, New York Branch, 0.40%, 10/24/12	63,000	63,000
Mizuho Corporate Bank, New York Branch, 0.34%, 11/23/12	44,000	44,000
National Australia Bank, 0.39%, 9/4/12	63,040	63,040
0.38%, 9/17/12	103,850	103,850
0.34%, 10/25/12	95,000	95,000
National Australia Bank, London, 0.34%, 10/23/12	31,000	31,000
Nordea Bank Finland PLC, New York, 0.30%, 10/1/12	40,721	40,721
0.30%, 10/9/12	125,000	125,000
Oversea-Chinese Banking Corp., 0.25%, 10/23/12	18,000	18,000
Rabobank Nederland N.V., New York Branch, 0.31%, 10/12/12	159,000	159,000
0.30%, 10/22/12	50,000	50,000
0.29%, 11/2/12	20,000	20,000
0.28%, 11/26/12	49,000	49,000
Royal Bank of Canada, New York, 0.49%, 11/6/12, FRN	42,000	42,000
Skandinaviska Enskildabanken AB, New York, 0.40%, 10/5/12	45,000	45,000
0.39%, 10/15/12	18,000	18,000
0.29%, 12/3/12	65,000	64,999
Societe Generale, New York, 0.58%, 10/9/12	65,000	65,000
Svenska Handelsbanken, New York, 0.30%, 10/3/12	62,000	62,000
Toronto Dominion Bank, 0.20%, 10/1/12	28,000	28,000
Toronto Dominion Bank, New York, 0.28%, 11/6/12	23,125	23,125
0.30%, 1/28/13	88,000	88,000
0.30%, 4/1/13	33,000	33,000

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CERTIFICATES OF DEPOSIT - 30.6% continued
Non-U.S. Depository Institutions - 30.6% continued
Westpac Banking Corp., New York, 0.27%, 9/1/12, FRCD	$57,000	$57,000
0.26%, 9/21/12, FRCD	72,000	72,000
0.50%, 8/1/13	46,000	46,000

		3,108,028

Total Certificates of Deposit (Cost $3,108,028)		3,108,028

COMMERCIAL PAPER - 13.2%
Foreign Agencies - 0.2%
Oesterreich Kontrollbank, 0.30%, 9/7/12	12,715	12,714
0.30%, 9/11/12	2,820	2,820

		15,534

Foreign Agency and Regional Governments - 1.6%
Caisse Des Depots Et Consignations, 0.40%, 10/24/12	81,000	80,952
KFW, 0.21%, 9/24/12	64,097	64,088
0.24%, 9/25/12	15,000	14,998

		160,038

Multi-Seller Conduits - 5.7%
Gotham Funding, 0.21%, 9/4/12	16,000	16,000
0.19%, 9/13/12	12,000	11,999
0.21%, 9/13/12	25,000	24,998
0.21%, 9/19/12	10,011	10,010
0.21%, 9/24/12	17,000	16,998
Kells Funding LLC, 0.46%, 9/5/12	12,000	11,999
0.30%, 9/10/12	24,154	24,152
0.46%, 10/5/12	20,770	20,761
0.41%, 10/15/12	37,223	37,205
0.37%, 11/20/12	40,000	39,968
Liberty Street Funding LLC, 0.22%, 10/16/12	21,382	21,376
Market Street Funding LLC, 0.23%, 10/23/12	19,856	19,849
0.23%, 10/24/12	16,125	16,120
Nestle Capital Corp., 0.39%, 5/20/13	43,035	42,913
Salisbury Receivables Co., LLC, 0.20%, 9/19/12	32,000	31,997
0.20%, 9/20/12	22,000	21,998
0.21%, 9/21/12	20,000	19,998
Sheffield Receivables Corp., 0.20%, 9/14/12	23,000	22,998
0.20%, 9/21/12	28,000	27,997
Victory Receivables Corp., 0.21%, 9/10/12	47,000	46,997
0.21%, 9/11/12	6,000	6,000
0.21%, 9/13/12	33,000	32,998
0.21%, 9/14/12	17,000	16,999
0.21%, 9/18/12	20,000	19,998
0.21%, 9/27/12	21,000	20,997

		583,325

Non-U.S. Depository Institutions - 1.7%
Australia and New Zealand Bank, 0.00%, 9/4/12	31,925	31,924
0.49%, 11/16/12	18,000	18,000
Bank of New Zealand International, 0.27%, 9/14/12	22,000	21,998
Commonwealth Bank of Australia, 0.00%, 9/6/12	15,965	15,964
Societe Generale, North America, Inc., 0.00%, 9/4/12	80,000	79,997

		167,883

Pharmaceuticals - 1.5%
Sanofi-Aventis S.A., 0.19%, 9/13/12	22,000	21,998
0.20%, 9/14/12	30,000	29,998
0.20%, 9/20/12	29,765	29,762
0.21%, 9/27/12	71,000	70,989

		152,747

Supranational - 0.5%
European Investment Bank, 0.00%, 10/1/12	56,075	56,056

U.S. Depository Institutions - 2.0%
JPMorgan Chase & Co., 0.28%, 10/24/12	200,000	199,918

Total Commercial Paper (Cost $1,335,501)		1,335,501

MONEY MARKET PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE NOTES/BONDS - 4.4%
Diversified Financial Service - 0.4%
General Electric Capital Corp., Government Gtd., 2.00%, 9/28/12	$39,422	$39,475

Foreign Agencies - 0.9%
Kommunalbanken AS 0.31%, 9/1/12, FRN	21,000	21,000
Kommunalbanken AS, 0.31%, 9/1/12, FRN(1)	45,000	45,000
0.40%, 6/18/13(1)	23,000	23,000

		89,000

Foreign Agency and Regional Governments - 1.5%
Export Development Canada, 0.29%, 9/1/12, FRN(1)	40,000	40,000
0.42%, 2/5/13(1)	61,075	61,075
0.30%, 2/28/13(1)	10,000	10,000
Network Rail Infrastructure Finance PLC, Government Gtd., 0.52%, 10/12/12(1)	20,000	20,000
0.52%, 11/8/12, FRN(1)	16,500	16,500

		147,575

Insurance Carriers - 0.3%
Berkshire Hathaway, Inc., 0.87%, 11/13/12, FRN	25,000	25,069

Property and Casualty - 0.2%
Berkshire Hathaway Finance Corp., 5.00%, 8/15/13	23,408	24,442

Retailers - 0.6%
Wal-Mart Stores, 5.48%, 6/1/13, FRN	50,000	51,938
7.25%, 6/1/13	10,000	10,514

		62,452

Supranational - 0.5%
International Finance Corp., 0.24%, 9/28/12, FRN	25,000	24,995
0.25%, 9/28/12, FRN	30,000	30,000

		54,995

Total Corporate Notes/Bonds (Cost $443,008)		443,008

EURODOLLAR TIME DEPOSITS - 7.8%
Non-U.S. Depository Institutions - 7.8%
Bank of Tokyo-Mitsubishi, Grand Cayman, 0.25%, 9/5/12	250,000	250,000
Credit Agricole S.A., Paris Branch, 0.21%, 9/4/12	325,000	325,000
DBS Bank, Singapore Branch, 0.25%, 9/17/12	45,000	45,000
HSBC Holdings PLC, Paris Branch, 0.20%, 9/4/12	173,000	173,000

		793,000

Total Eurodollar Time Deposits (Cost $793,000)		793,000

U.S. GOVERNMENT AGENCIES - 23.8%(2)
Federal Farm Credit Bank - 4.6%
FFCB FRN, 0.36%, 9/1/12	15,000	14,999
0.13%, 9/10/12	50,000	49,996
0.20%, 9/11/12	43,000	43,000
0.26%, 9/12/12	75,000	75,016
0.21%, 9/17/12	15,000	15,004
0.23%, 9/18/12	30,000	30,010
0.23%, 9/19/12	30,000	30,015
0.18%, 9/20/12	50,000	49,986
0.23%, 9/20/12	12,000	12,005
0.13%, 9/23/12	50,000	49,997
0.14%, 9/26/12	32,000	31,997
0.29%, 9/26/12	7,120	7,126
0.10%, 9/27/12	55,000	54,998

		464,149

Federal Home Loan Bank - 9.6%
FHLB Bonds, 0.35%, 10/3/12	5,250	5,250
1.63%, 11/21/12	45,180	45,320
0.30%, 12/11/12	20,000	20,000
0.17%, 2/11/13	24,565	24,562
0.20%, 6/7/13	105,000	104,965
0.24%, 6/14/13	23,000	22,998
0.25%, 7/1/13	25,000	24,993
0.30%, 7/3/13	20,000	20,000

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 23.8%(2) continued
Federal Home Loan Bank - 9.6% continued
FHLB FRN, 0.16%, 9/1/12	$100,000	$99,973
0.17%, 9/1/12	55,000	54,984
0.19%, 9/1/12	20,000	20,000
0.20%, 9/1/12	70,000	70,000
0.22%, 9/1/12	20,000	19,991
0.23%, 9/1/12	45,000	44,989
0.24%, 9/1/12	20,000	19,997
0.30%, 9/1/12	30,000	30,000
0.31%, 9/1/12	45,000	45,000
0.32%, 9/1/12	75,000	75,000
0.20%, 9/25/12	35,000	35,000
0.19%, 9/26/12	65,190	65,197
0.20%, 9/27/12	52,000	52,000
0.30%, 10/16/12	20,000	20,000
0.23%, 11/13/12	50,000	49,993
0.22%, 11/14/12	10,000	10,000

		980,212

Federal Home Loan Mortgage Corporation - 6.2%
FHLMC Discount Notes, 0.09%, 9/12/12	40,000	39,999
0.13%, 10/10/12	70,000	69,990
FHLMC FRN, 0.28%, 9/1/12	15,000	15,001
0.31%, 9/1/12	30,000	29,995
0.19%, 9/2/12	32,620	32,623
0.20%, 9/3/12	50,000	49,989
0.19%, 9/6/12	37,000	37,003
0.18%, 9/13/12	67,000	67,000
0.19%, 9/17/12	163,960	163,989
0.20%, 9/21/12	128,300	128,313

		633,902

Federal National Mortgage Association - 3.4%
FNMA FRN, 0.38%, 9/1/12	15,000	14,997
0.21%, 9/8/12	33,800	33,809
0.23%, 9/12/12	20,000	19,994
0.27%, 9/17/12	140,000	140,009
0.27%, 9/18/12	26,870	26,877
0.22%, 9/20/12	108,000	107,961

		343,647

Total U.S. Government Agencies (Cost $2,421,910)		2,421,910

U.S. GOVERNMENT OBLIGATIONS - 5.6%
U.S. Treasury Bills - 1.2%
0.00%, 9/20/12	40,000	39,997
0.00%, 11/15/12	27,000	26,992
0.20%, 3/7/13	60,000	59,939

		126,928

U.S. Treasury Notes - 4.4%
1.38%, 9/15/12	60,000	60,029
3.88%, 10/31/12	50,000	50,304
1.38%, 1/15/13	86,090	86,473
0.63%, 2/28/13	57,860	57,987
1.75%, 4/15/13	55,000	55,510
1.13%, 6/15/13	45,000	45,318
1.00%, 7/15/13	86,000	86,558

		442,179

Total U.S. Government Obligations (Cost $569,107)		569,107

MUNICIPAL INVESTMENTS - 0.1%
Minnesota - 0.1%
Minnesota State Office of Higher Education Taxable Revenue Variable Rate Demand Bonds, Student, Series 2008-A, (U.S. Bank N.A. LOC), 0.18%, 9/11/12	12,600	12,600

Total Municipal Investments (Cost $12,600)		12,600

Investments, at Amortized Cost ($8,729,729)		8,729,729

MONEY MARKET PORTFOLIOS    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

REPURCHASE AGREEMENTS - 17.5%
Joint Repurchase Agreements - 2.4%(3)
Bank of America Securities LLC, dated 8/31/12, repurchase price $55,129 0.15%, 9/4/12	$55,129	$55,129
Morgan Stanley & Co., Inc., dated 8/31/12, repurchase price $55,130 0.18%, 9/4/12	55,128	55,128
Societe Generale, New York Branch, dated 8/31/12, repurchase price $55,130 0.18%, 9/4/12	55,128	55,128
UBS Securities LLC, dated 8/31/12, repurchase price $82,694 0.17%, 9/4/12	82,693	82,693

		248,078

Repurchase Agreements - 15.1%(4)
Bank of America N.A., dated 8/31/12, repurchase price $250,006 0.20%, 9/4/12	250,000	250,000
BNP Paribas Securities Corp., dated 8/31/12, repurchase price $100,008 0.20%, 9/14/12	100,000	100,000
Citigroup Global Markets, Inc., dated 8/31/12, repurchase price $257,176 0.20%, 9/4/12	257,170	257,170
Deutsche Bank Securities, dated 8/16/12, repurchase price $100,016 0.20%, 9/14/12	100,000	100,000
JPMorgan Securities LLC, dated 7/19/12, repurchase price $40,056 0.55%, 10/19/12	40,000	40,000
Merrill Lynch, dated 8/31/12, repurchase price $100,003 0.25%, 9/4/12	100,000	100,000
Merrill Lynch, dated 8/31/12, repurchase price $600,013 0.20%, 9/4/12	600,000	600,000
UBS Securities LLC, dated 8/22/12, repurchase price $85,016 0.20%, 9/24/12	85,000	85,000

		1,532,170

Total Repurchase Agreements (Cost $1,780,248)		1,780,248

Total Investments - 103.5% (Cost $10,509,977)(5)		10,509,977

Liabilities less Other Assets - (3.5)%		(356,363)

NET ASSETS - 100.0%		$10,153,614

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Institutional Funds.
(2)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(3)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$59,557	3.63% - 4.50%	4/15/28 - 5/15/41
U.S. Treasury Notes	$193,786	0.63% - 2.75%	6/15/13 - 2/15/22

(4)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
Commercial Paper	$42,004	0.42%	12/3/12
FHLMC	$130,329	1.38% - 6.50%	2/25/14 - 7/1/42
FNMA	$1,200,077	0.85% - 7.00%	3/1/13 - 9/1/42
GNMA	$907	3.00% - 5.00%	7/15/38 - 1/20/42
U.S. Treasury Bill	$68,164	0.00%	11/29/12
U.S. Treasury Note	$135,836	1.63%	8/15/22

(5)	The cost for federal income tax purposes was $10,509,977.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    5    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO continued

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Diversified Assets Portfolio’s investments, which are carried at amortized cost, which approximates fair value, as of August 31, 2012:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by Diversified Assets Portfolio	$—	$10,509,977	(1)(2)	$—	$10,509,977

(1)	Classifications as defined in the Schedule of Investments.
(2)	Investments held by the Diversified Assets Portfolio are carried at amortized cost and therefore are classified as Level 2. An investment in the Diversified Assets Portfolio itself may be categorized as Level 1, due to quoted market prices being available in active markets.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At August 31, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2011. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corp.

FNMA - Federal National Mortgage Association

FRCD - Floating Rate Certificates of Deposit

FRN - Floating Rate Notes

GNMA - Government National Mortgage Association

MONEY MARKET PORTFOLIOS    6    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

TREASURY PORTFOLIO	AUGUST 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 35.0%
U.S. Treasury Bills - 17.6%
0.08%, 9/6/12	$250,000	$249,997
0.13%, 9/6/12	15,000	15,000
0.09%, 10/18/12	89,645	89,634
0.13%, 10/25/12	100,000	99,981
0.15%, 11/1/12	200,000	199,949
0.00%, 11/15/12	118,000	117,964
0.00%, 11/23/12	42,000	41,985
0.15%, 1/3/13	300,000	299,844
0.15%, 1/10/13	50,000	49,972
0.15%, 1/31/13	50,000	49,969
0.00%, 2/7/13	10,000	9,993
0.19%, 5/30/13	35,000	34,950
0.19%, 8/22/13	45,000	44,918

		1,304,156

U.S. Treasury Notes - 17.4%
1.38%, 9/15/12	69,025	69,058
1.38%, 10/15/12	11,000	11,017
3.88%, 10/31/12	203,600	204,838
4.00%, 11/15/12	100,000	100,785
0.50%, 11/30/12	7,100	7,107
3.38%, 11/30/12	19,200	19,352
1.13%, 12/15/12	25,000	25,069
0.63%, 12/31/12	100,000	100,154
1.38%, 1/15/13	334,000	335,501
0.63%, 1/31/13	56,445	56,558
1.38%, 2/15/13	150,000	150,780
0.63%, 2/28/13	20,680	20,725
2.75%, 2/28/13	9,000	9,114
1.38%, 3/15/13	102,420	103,061
1.75%, 4/15/13	10,000	10,093
1.00%, 7/15/13	69,000	69,451

		1,292,663

Total U.S. Government Obligations (Cost $2,596,819)		2,596,819

Investments, at Amortized Cost ($2,596,819)		2,596,819

REPURCHASE AGREEMENTS - 64.9%
Joint Repurchase Agreements - 1.4%(1)
Bank of America Securities LLC, dated 8/31/12, repurchase price $22,719
0.15%, 9/4/12	22,719	22,719
Morgan Stanley & Co., Inc., dated 8/31/12, repurchase price $22,719
0.18%, 9/4/12	22,719	22,719
Societe Generale, New York Branch, dated 8/31/12, repurchase price $22,719
0.18%, 9/4/12	22,719	22,719
UBS Securities LLC, dated 8/31/12, repurchase price $34,079
0.17%, 9/4/12	34,078	34,078

		102,235

Repurchase Agreements - 63.5%(2)
Barclays Capital, Inc., dated 8/31/12, repurchase price $733,115
0.19%, 9/4/12	733,100	733,100
BNP Paribas Securities Corp., dated 8/31/12, repurchase price $680,014
0.18%, 9/4/12	680,000	680,000
Citigroup Global Markets, Inc., dated 8/31/12, repurchase price $225,005
0.18%, 9/4/12	225,000	225,000
Credit Suisse Securities, dated 8/31/12, repurchase price $700,014
0.18%, 9/4/12	700,000	700,000
Deutsche Bank Securities, dated 8/22/12, repurchase price $200,028
0.17%, 9/21/12	200,000	200,000
Deutsche Bank Securities, dated 8/31/12, repurchase price $255,005
0.19%, 9/4/12	255,000	255,000
Merrill Lynch, dated 8/31/12, repurchase price $560,011
0.18%, 9/4/12	560,000	560,000
RBS Securities, Inc., dated 8/31/12, repurchase price $570,011
0.18%, 9/4/12	570,000	570,000
Societe Generale, New York Branch, dated 8/31/12, repurchase price $625,013
0.18%, 9/4/12	625,000	625,000

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TREASURY PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 64.9% continued
Repurchase Agreements - 63.5%(2) continued
UBS Securities LLC, dated 8/31/12, repurchase price $160,003
0.18%, 9/4/12	$160,000	$160,000

		4,708,100

Total Repurchase Agreements (Cost $4,810,335)		4,810,335

Total Investments - 99.9% (Cost $7,407,154)(3)		7,407,154

Other Assets less Liabilities - 0.1%		4,909

NET ASSETS - 100.0%		$7,412,063

(1)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$24,544	3.63% - 4.50%	4/15/28 - 5/15/41
U.S. Treasury Notes	$79,861	0.63% - 2.75%	6/15/13 - 2/15/22

(2)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bills	$83,970	1.77% - 1.80%	2/15/24 - 5/15/24
U.S. Treasury Bonds	$363,334	0.00% - 2.13%	1/15/28 - 8/15/42
U.S. Treasury Notes	$4,356,805	0.25% - 4.25%	7/15/13 - 7/15/20

(3)	The cost for federal income tax purposes was $7,407,154.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Treasury Portfolio’s investments, which are carried at amortized cost, which approximates fair value, as of August 31, 2012:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by Treasury Portfolio	$—	$7,407,154	(1)	$—	$7,407,154

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At August 31, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2011. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

MONEY MARKET PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO	AUGUST 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.1%
Alabama - 2.4%
Eclipse Funding Trust Revenue VRDB, Solar Eclipse Mobile, Series 2006-0109, (U.S. Bank N.A. LOC), 0.21%, 9/4/12	$7,990	$7,990
Hoover Alabama Multifamily Housing Revenue Refunding VRDB, Royal Oaks Apartment Project, (FHLMC Insured), 0.17%, 9/11/12	5,200	5,200
Mobile Alabama IDB PCR VRDB, Alabama Power, 1st Series, 0.19%, 9/4/12	6,950	6,950
West Jefferson IDB PCR Refunding VRDB, Series C, Alabama Power Co. Project, 0.14%, 9/11/12	26,000	26,000

		46,140

Alaska - 2.1%
Alaska Housing Finance Corp. Home Mortgage Revenue VRDB, Series B, 0.14%, 9/11/12	7,500	7,500
Alaska State Housing Finance Corp. Revenue VRDB, Series C, Capital Project, 0.15%, 9/11/12	23,845	23,845
Valdez Alaska Marine Terminal Revenue Refunding VRDB, Series A, ConocoPhillips, 0.20%, 9/11/12	10,000	10,000

		41,345

Arizona - 0.1%
Salt River Project Agricultural Improvement & Power District Electric Revenue VRDB, Series A, Citigroup Eagle, 0.17%, 9/11/12(1)	2,300	2,300

California - 8.6%
California Infrastructure & Economic Development Bank Revenue Refunding VRDB, Pacific Gas Electric, Series A, (Mizuho Corporate Bank Ltd. LOC), 0.17%, 9/4/12	2,500	2,500
California State School Cash Reserve Program Authority Revenue Notes, Series D, 2.00%, 2/1/13	10,000	10,054
California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Series 2009-M, South Shore Apartments, (FHLB of San Francisco LOC), 0.17%, 9/11/12	5,290	5,290
California Statewide Communities Development Authority Revenue VRDB, Development at Robert Louis Stevenson, (U.S. Bancorp LOC), 0.14%, 9/11/12	5,200	5,200
California Statewide Communities Development Authority Revenue VRDB, Series 2005, University of San Diego, (BNP Paribas LOC), 0.13%, 9/11/12	5,400	5,400
City of Los Angeles Wastewater System Revenue Refunding VRDB, Subseries C, (JPMorgan Chase Bank N.A. LOC), 0.16%, 9/11/12	3,500	3,500
Deutsche Bank Spears/Lifers Trust Revenue VRDB, Series DBE-1083 for California, (Deutsche Bank A.G. Gtd.), 0.24%, 9/11/12(1)	13,000	13,000
Los Angeles California Department of Water & Power Revenue VRDB, Power Systems, Series A-8, 0.17%, 9/11/12	10,400	10,400
Los Angeles California Department of Water & Power System Revenue VRDB, Subseries A-2, 0.17%, 9/11/12	4,900	4,900
Los Angeles California Department of Water & Power Waterworks Revenue VRDB, Subseries B-4, 0.17%, 9/11/12	7,500	7,500
Los Angeles California G.O. TRANS, Series A, 2.00%, 2/28/13	5,000	5,044
Los Angeles Community Redevelopment Agency Multifamily Housing Revenue Refunding VRDB, Grand Promenade Project, (FHLMC Gtd.), 0.18%, 9/11/12	23,850	23,850

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.1% continued
California - 8.6% continued
Orange County California Housing Authority Apartment Development Revenue Refunding VRDB, Oasis Martinique, Series I, (FNMA Gtd.), 0.18%, 9/11/12	$3,400	$3,400
Sacramento County Sanitation District Finance Authority Revenue Refunding VRDB, Series E, (U.S. Bank N.A. LOC), 0.16%, 9/11/12	5,000	5,000
San Diego Unified School District G.O. TRANS, Series A-2, 2.00%, 6/28/13	15,500	15,725
San Francisco California City & County Multifamily Housing Revenue Refunding VRDB, Post Street Towers, Series A, (FHLMC Insured), 0.13%, 9/11/12	11,900	11,900
Southern California Public Power Authority Revenue VRDB, Natural Gas Project, (Citibank N.A. LOC), 0.16%, 9/11/12	6,800	6,800
Southern California State Public Power Authority Revenue Refunding VRDB, Magnolia Power Project (Wells Fargo Bank N.A. LOC), 0.15%, 9/11/12	27,680	27,680

		167,143

Colorado - 2.4%
Colorado Educational & Cultural Facilities Authority Revenue VRDB, Bear Creek School Project, (U.S. Bank N.A. LOC), 0.13%, 9/11/12	6,330	6,330
Colorado Educational & Cultural Facilities Authority Revenue VRDB, Series 2008, Foundations Academy Project, (U.S. Bank N.A. LOC), 0.13%, 9/11/12	4,655	4,655
Colorado Educational & Cultural Facilities Authority Revenue VRDB, Series A, Presentation School, (U.S. Bank N.A. LOC), 0.13%, 9/11/12	7,250	7,250
Colorado Health Facilities Authority Revenue VRDB, Series 2006-A, Senior Living Facilities Eaton Terrace, (U.S. Bank N.A. LOC), 0.13%, 9/11/12	4,280	4,280
Colorado Housing & Finance Authority Revenue VRDB, SFM, Series 1-A3, 0.16%, 9/11/12	2,170	2,170
Colorado State Educational & Cultural Facilities Authority Revenue VRDB, Linfield Christian School Project, (Wells Fargo Bank N.A. LOC), 0.15%, 9/11/12	12,775	12,775
Denver Colorado Urban Renewal Authority Tax Increment Revenue VRDB, Stapleton, Series A-2, (U.S. Bank N.A. LOC), 0.18%, 9/11/12	8,700	8,700

		46,160

District of Columbia - 3.8%
District of Columbia Revenue Bonds, Tranche 3, Series A (PNC Bancorp, Inc. LOC), 0.15%, 9/11/12	18,500	18,500
District of Columbia Revenue VRDB, American Legacy Foundation, 0.16%, 9/11/12	6,000	6,000
District of Columbia Revenue VRDB, Henry J. Kaiser Foundation, 0.20%, 9/11/12	1,200	1,200
Metropolitan Washington D.C. Airport Authority System Refunding VRDB, Series C-2 (Barclays PLC LOC), 0.16%, 9/11/12	48,670	48,670

		74,370

Florida - 6.2%
Capital Trust Agency Florida Housing Revenue VRDB, Series 2008-A, Atlantic Housing Foundation, (FNMA LOC), 0.17%, 9/11/12	1,000	1,000
Citizens Property Insurance Corp. Revenue Bonds, Series A-2, Senior Secured Notes, 2.50%, 6/1/13	15,000	15,214

MONEY MARKET PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.1% continued
Florida - 6.2% continued
Collier County Florida Health Facilities Authority Revenue VRDB, Moorings, Inc. Project, (JPMorgan Chase Bank N.A. LOC), 0.15%, 9/11/12	$8,500	$8,500
Escambia County Florida Health Facilities Authority Revenue Refunding VRDB, Azalea Trace, Inc., Series B, (Bank of America N.A. LOC), 0.15%, 9/4/12	4,015	4,015
Jacksonville Economic Development Commission Health Care Facilities Revenue Refunding VRDB, Methodist, (TD Banknorth, Inc. LOC), 0.18%, 9/4/12	12,140	12,140
Jacksonville Electric Systems Revenue VRDB, Series Three-B-2 0.16%, 9/11/12	11,510	11,510
JEA Electric System Revenue VRDB, Series Three-B-3 0.16%, 9/11/12	13,700	13,700
Orange County Florida Health Facilities Authority Revenue VRDB, Series 2008-E, Hospital Orlando Regional, (Branch Banking and Trust Co. LOC), 0.15%, 9/11/12	4,500	4,500
Sunshine State Governmental Financing Commission Revenue VRDB, Miami Dade County Program, Series B (JPMorgan Chase Bank N.A. LOC), 0.19%, 9/11/12	28,000	28,000
Volusia County Florida IDA Revenue Refunding VRDB, Retirement Housing Foundation, (KBC Groep N.V. LOC), 0.13%, 9/11/12	22,490	22,490

		121,069

Georgia - 1.4%
Fulton County Georgia Residential Care Facilities for the Elderly Authority Revenue VRDB, Series C, First Mortgage Lenbrook Project, (Bank of Scotland PLC LOC), 0.18%, 9/11/12	55	55
Gwinnett County Georgia Development Authority Revenue VRDB, Nihan Hospitality LLC, (U.S. Bank N.A. LOC), 0.18%, 9/11/12	11,200	11,200
Macon Bibb County Georgia Industrial Authority Reform & Improvement Revenue VRDB, Series 2009, Bass-Sofkee, 0.17%, 9/11/12	10,600	10,600
Roswell Housing Authority Revenue Refunding VRDB, Chambrel at Roswell Project, (FNMA Gtd.), 0.17%, 9/11/12	4,800	4,800

		26,655

Idaho - 0.1%
Idaho Health Facilities Authority Revenue VRDB, St. Lukes Health Systems Project, Series A, (Wells Fargo Bank N.A. LOC), 0.17%, 9/11/12	1,350	1,350

Illinois - 6.1%
Arlington Heights Illinois Multifamily Housing Revenue Refunding VRDB, Dunton Tower Apartments Project, (Bank of Montreal LOC), 0.17%, 9/11/12	5,385	5,385
Chicago Illinois G.O. Refunding VRDB, Series D-1 (Bank of Montreal LOC), 0.18%, 9/4/12	8,610	8,610
DuPage County Illinois Revenue VRDB, Benedictine University Building Project, (U.S. Bancorp LOC), 0.13%, 9/11/12	6,040	6,040
Illinois Development Finance Authority Revenue VRDB, Evanston Northwestern, Series B, 0.19%, 9/4/12	12,200	12,200
Illinois Educational Facilities Authority Student Housing Revenue VRDB, IIT State, Series A, (Harris Bankcorp, Inc. LOC), 0.19%, 9/11/12	7,880	7,880
Illinois Finance Authority Revenue VRDB, Illinois Wesleyan University, (PNC Bancorp, Inc. LOC), 0.19%, 9/11/12	7,500	7,500
Illinois Finance Authority Revenue VRDB, Loyola Academy, (JPMorgan Chase Bank N.A. LOC), 0.17%, 9/11/12	3,000	3,000

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.1% continued
Illinois - 6.1% continued
Illinois Finance Authority Revenue VRDB, Nazareth Academy Project, (Harris Bankcorp, Inc. LOC), 0.14%, 9/11/12	$5,500	$5,500
Illinois Finance Authority Revenue VRDB, Resurrection Health, Series C, (Barclays PLC LOC), 0.16%, 9/11/12	15,000	15,000
Illinois Finance Authority Revenue VRDB, Series 2005-C, Landing at Plymouth Place, (Bank of America N.A. LOC), 0.20%, 9/11/12	1,005	1,005
Illinois Finance Authority Revenue VRDB, WBEZ Alliance, Inc. Project, (Bank of America N.A. LOC), 0.16%, 9/11/12	22,000	22,000
Illinois State Toll Highway Authority Toll Highway Revenue VRDB, Series A-1A, (Citibank N.A. LOC), 0.19%, 9/11/12	24,000	24,000
Peoria Illinois IDR VRDB, Peoria Production Shop Project, (JPMorgan Chase Bank N.A. LOC), 0.28%, 9/11/12	335	335

		118,455

Indiana - 3.2%
Indiana Finance Authority Environmental Revenue Refunding VRDB, Duke Energy Project, Series A-4 (Bank of America N.A. LOC), 0.17%, 9/4/12	43,525	43,525
Indiana Finance Authority Hospital Revenue VRDB, Community Foundation of Northwest Indiana, (Harris Bankcorp, Inc. LOC), 0.13%, 9/11/12	5,700	5,700
Indiana State Finance Authority Revenue VRDB, Educational Facilities, DePauw University Project, Series B, (PNC Bancorp, Inc. LOC), 0.15%, 9/11/12	8,195	8,195
Lawrenceburg PCR Refunding VRDB, Series I, Michigan Power Co. Project, (Bank of Nova Scotia LOC), 0.15%, 9/11/12	4,500	4,500

		61,920

Iowa - 0.8%
Des Moines Iowa Commercial Development Revenue Refunding VRDB, East Grand Office Park, (FHLB of Des Moines LOC), 0.19%, 9/11/12	2,240	2,240
Grinnell Iowa Hospital Revenue Refunding VRDB, Grinnell Regional Medical Center, (U.S. Bank N.A. LOC), 0.21%, 9/4/12	2,215	2,215
Iowa Finance Authority Retirement Community Revenue VRDB, Series 2003-B, Wesley Retirement Services, (Wells Fargo Bank N.A. LOC), 0.15%, 9/11/12	8,000	8,000
Iowa Finance Authority Revenue VRDB, Central College Project, (Wells Fargo Bank N.A. LOC), 0.21%, 9/4/12	3,410	3,410

		15,865

Kentucky - 2.0%
Kentucky Economic Development Finance Authority Hospital Facilities Revenue VRDB, Baptist Healthcare Systems, Series B-4, (Branch Banking and Trust Co. LOC), 0.14%, 9/11/12	22,600	22,600
Kentucky Rural Water Finance Corp. Revenue Construction Notes, Series D-2011-1 1.25%, 11/1/12	5,000	5,006
Morehead Kentucky League of Cities Revenue VRDB, Series A, Funding Trust Lease Program, (U.S. Bank N.A. LOC), 0.16%, 9/11/12	5,785	5,785
Williamstown Kentucky League of Cities Revenue VRDB, Funding Trust Lease, Series B, (U.S. Bank N.A. LOC), 0.16%, 9/11/12	4,915	4,915

		38,306

Louisiana - 2.3%
Louisiana Public Facilities Authority Revenue VRDB, Tiger Athletic, (FHLB of Atlanta LOC), 0.17%, 9/11/12	19,800	19,800

MONEY MARKET PORTFOLIOS    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.1% continued
Louisiana - 2.3% continued
Parish of St. James Louisiana Revenue VRDB, Nucor Steel, Series A-1, (Nucor Corporation Gtd.), 0.18%, 9/11/12	$25,400	$25,400

		45,200

Maryland - 4.1%
Baltimore County Maryland Multifamily Housing Revenue Refunding VRDB, Lincoln Woods Apartments, (FNMA Insured), 0.17%, 9/11/12	8,194	8,194
Maryland State Community Development Administration Department of Housing & Community Development Revenue VRDB, Series F, Non-AMT, Non-Ace Multifamily, (FHLMC Insured), 0.18%, 9/11/12	3,100	3,100
Maryland State Health & Higher Educational Facilities Authority Revenue VRDB, Series 2005-A, Adventist Healthcare, (Bank of America N.A. LOC), 0.15%, 9/11/12	50,400	50,400
Maryland State Health & Higher Educational Facilities Authority Revenue VRDB, Series 2008-E, University of Maryland Medical Systems, (Bank of Montreal LOC), 0.15%, 9/11/12	7,500	7,500
Montgomery County Maryland Economic Development Revenue VRDB, Series 2004, Riderwood Village, Inc. Project, (M&T Bank Corp. LOC), 0.19%, 9/11/12	5,755	5,755
Montgomery County Maryland Housing Opportunities Commission Multifamily Housing Revenue VRDB, Series C, (TD Banknorth, Inc. LOC), 0.16%, 9/11/12	4,525	4,525

		79,474

Massachusetts - 0.9%
Massachusetts State Development Finance Agency Revenue VRDB, Briarwood Retirement, (M&T Bank Corp. LOC), 0.13%, 9/11/12	2,000	2,000
Massachusetts State Development Finance Agency Revenue VRDB, Phillips Academy, 0.14%, 9/11/12	14,600	14,600

		16,600

Michigan - 1.5%
Ann Arbor Michigan Economic Development Corp. Revenue Refunding VRDB, Series B, Glacier Hills Project, (JPMorgan Chase Bank N.A. LOC), 0.15%, 9/11/12	325	325
Michigan Finance Authority Revenue VRDB, Healthcare Equipment Loan Program, Series D, (JPMorgan Chase Bank N.A. LOC), 0.18%, 9/11/12	9,445	9,445
Michigan State Hospital Finance Authority Revenue VRDB, Holland Community Hospital, Series B, (JPMorgan Chase Bank N.A. LOC), 0.17%, 9/11/12	6,400	6,400
Michigan State Strategic Fund Limited Obligation Revenue VRDB, Neighborhood Club Project, (Comerica LOC), 0.18%, 9/11/12(1)	7,000	7,000
Michigan State University Revenue VRDB, 0.16%, 9/11/12	6,000	6,000

		29,170

Minnesota - 1.1%
Mankato Minnesota Multifamily Housing Revenue VRDB, Series 1997, Highland Hills Project, (Bank of America N.A. LOC), 0.23%, 9/4/12	7,400	7,400
Minnesota Rural Water Finance Authority, Inc. Revenue Notes, Public Projects Construction Notes, 1.25%, 3/1/13	300	301
Minnesota School District Capital Equipment Borrowing Program COPS, Tax & Aid Anticipation, (Minnesota School District Insured), 2.00%, 9/10/13	5,000	5,090
Minnesota School District Capital Equipment Borrowing Program, Series B, Tax & Aid Anticipation COPS, 2.00%, 9/9/12	7,555	7,558

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    5    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.1% continued
Minnesota - 1.1% continued
St. Paul Minnesota Housing & Redevelopment Authority Revenue Bonds, Science Museum of Minnesota, Series A, (U.S. Bank N.A. LOC), 0.15%, 9/11/12	$300	$300

		20,649

Mississippi - 3.7%
Mississippi Business Finance Corp. Commission Gulf Opportunity Zone Revenue VRDB, Chevron USA, Inc. Project, Series B (Chevron Corp. Gtd.), 0.17%, 9/4/12	9,700	9,700
Mississippi Business Finance Corp. Commission Gulf Opportunity Zone Revenue VRDB, Chevron USA, Inc. Project, Series E, (Chevron Corp. Gtd.), 0.17%, 9/4/12	14,700	14,700
Mississippi Business Finance Corp. Commission Gulf Opportunity Zone Revenue VRDB, Chevron USA, Series C, (Chevron Corp. Gtd.), 0.17%, 9/4/12	7,400	7,400
Mississippi Business Finance Corp. Commission Gulf Opportunity Zone Revenue VRDB, Multi-Modal, Peco Foods, Inc. Project, (BMO Harris Bank N.A. LOC), 0.16%, 9/11/12	7,000	7,000
Mississippi Business Finance Corp. Revenue Refunding VRDB, Jackson Heart Realty, (FHLB of Dallas LOC), 0.18%, 9/11/12	24,880	24,880
Mississippi Hospital Equipment & Facilities Authority Revenue VRDB, Series 2, Mississippi Health, 0.15%, 9/11/12	7,400	7,400

		71,080

Missouri - 1.6%
Missouri State Health & Educational Facilities Authority Revenue VRDB, Series 2003, Southwest Baptist University Project, (Bank of America N.A. LOC), 0.23%, 9/4/12	3,990	3,990
Missouri State Health & Educational Facilities Authority Revenue VRDB, Bethesda Health Group, (U.S. Bank N.A. LOC), 0.21%, 9/4/12	2,000	2,000
Missouri State Health & Educational Facilities Authority Revenue VRDB, De Smet Jesuit High School, (U.S. Bank N.A. LOC), 0.21%, 9/4/12	2,000	2,000
Missouri State Health & Educational Facilities Authority Revenue VRDB, Lutheran Senior Services, (U.S. Bank N.A. LOC), 0.18%, 9/11/12	14,480	14,480
Missouri State Health & Educational Facilities Authority Revenue VRDB, Drury University, (PNC Bancorp, Inc. LOC), 0.19%, 9/4/12	2,100	2,100
Missouri State Health & Educational Facilities Authority Revenue VRDB, Pooled Hospital, Series B, (U.S. Bank N.A. LOC), 0.16%, 9/11/12	5,335	5,335
Missouri State Health and Educational Facilities Authority Revenue VRDB, Series C-2, Ascension Health, 0.16%, 9/11/12	1,300	1,300

		31,205

New Hampshire - 1.6%
New Hampshire Health & Education Facilities Authority Revenue VRDB, Series 2008, Riverwoods Exeter, (Bank of America N.A. LOC), 0.16%, 9/11/12	7,025	7,025
New Hampshire Health & Educational Facilities Authority Revenue VRDB, Wentworth Douglas Hospital, (TD Banknorth, Inc. LOC), 0.19%, 9/4/12	6,215	6,215
New Hampshire Health & Educational Facilities Authority Revenue VRDB, Series B, Kendal at Hanover, (FHLB of Boston LOC), 0.19%, 9/11/12	2,155	2,155

MONEY MARKET PORTFOLIOS    6    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.1% continued
New Hampshire - 1.6% continued
New Hampshire State Business Finance Authority Revenue VRDB, Monadnock Community Hospital, (TD Banknorth, Inc. LOC), 0.21%, 9/4/12	$15,535	$15,535

		30,930

New Jersey - 0.0%
BB&T Municipal Trust Revenue Bonds, Series 2047, (Branch Banking and Trust Co. LOC), 0.18%, 9/11/12(1)	310	310
New Jersey EDA Revenue VRDB, Series B, Cranes Mill Project, (TD Banknorth, Inc. LOC), 0.16%, 9/11/12	405	405

		715

New York - 10.8%
Nassau Health Care Corp. Revenue VRDB, Series B1, (TD Banknorth, Inc. LOC), 0.14%, 9/11/12	3,700	3,700
New York City New York G.O., Subseries G-4 (PNC Bancorp, Inc. LOC), 0.16%, 9/4/12	28,600	28,600
New York Liberty Development Corp. Revenue Refunding VRDB, 3 World Trade Center, 0.25%, 5/22/13	50,000	50,000
New York State Dormitory Authority Revenues Non State Supported Debt VRDB, University of Rochester, Series A-1, (Wells Fargo Bank N.A. LOC), 0.14%, 9/11/12	25,180	25,180
New York State Dormitory Authority Revenues State Supported Debt VRDB, City University, Series D, (Toronto-Dominion Bank LOC), 0.16%, 9/11/12	22,900	22,900
New York State Housing Finance Agency Revenue VRDB, 100 Maiden Lane, Series A, (FNMA Insured), 0.17%, 9/11/12	43,785	43,785
New York State Housing Finance Agency Revenue VRDB, Housing 160 West 62nd Street, Series A1 (Wells Fargo Bank N.A. LOC), 0.17%, 9/11/12	21,440	21,440
New York State Housing Finance Agency Revenue VRDB, West 30th Street Housing, Series A-2 (Wells Fargo Bank N.A. LOC), 0.17%, 9/11/12	13,500	13,500

		209,105

North Carolina - 3.2%
BB&T Municipal Trust Floaters Revenue Bonds, Series 1009, (Branch Banking and Trust Co. LOC), 0.26%, 9/11/12(1)	5,870	5,870
North Carolina Capital Facilities Finance Agency Revenue VRDB, YMCA of Greater Charlotte Project, Series A (Branch Banking and Trust Co. LOC), 0.16%, 9/11/12	4,890	4,890
North Carolina Educational Facilities Finance Agency Revenue VRDB, Elon College, (TD Banknorth, Inc. LOC), 0.15%, 9/11/12	7,595	7,595
North Carolina Medical Care Commission Health Care Facilities Revenue VRDB, Series 1998, Lutheran Services for Aging, (Branch Banking and Trust Co. LOC), 0.15%, 9/11/12	11,970	11,970
North Carolina Medical Care Commission Health Care Facilities Revenue VRDB, Series B, Wakemed, (Wachovia Bank N.A. LOC), 0.17%, 9/11/12	9,400	9,400
North Carolina Medical Care Commission Health Facilities Revenue Refunding VRDB, Wake Forest University, Series A, (Branch Banking and Trust Co. LOC), 0.14%, 9/11/12	7,330	7,330
University of North Carolina Chapel Hill Revenue Refunding VRDB, Series A, 0.18%, 9/11/12(1)	800	800

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    7    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.1% continued
North Carolina - 3.2% continued
Winston-Salem North Carolina Water & Sewer System Revenue Refunding VRDB, Series C, 0.15%, 9/11/12	$15,000	$15,000

		62,855

North Dakota - 0.3%
North Dakota Rural Water Finance Corp. Revenue Notes, Public Projects Construction Notes, 0.37%, 7/1/13	6,000	6,000

Ohio - 3.1%
Cleveland-Cuyahoga County Ohio Port Authority Cultural Facility Revenue VRDB, Series 2005-B, Museum of Art Project, 0.15%, 9/11/12	15,000	15,000
County of Allen Ohio Hospital Facilities Revenue VRDB, Catholic Healthcare, Series C (Union Bank N.A. LOC), 0.17%, 9/4/12	10,000	10,000
County of Montgomery Ohio Revenue VRDB, Catholic Health, Series C-2, 0.15%, 9/11/12	9,000	9,000
Cuyahoga County Ohio Hospital Revenue VRDB, Improvement, Metrohealth Systems Project, (PNC Bancorp, Inc. LOC), 0.15%, 9/11/12	2,000	2,000
Cuyahoga County Ohio Housing Revenue Bonds, Garden Valley Housing Partnership, 0.90%, 9/1/12	1,000	1,000
Franklin County Ohio Health Care Facilities Revenue VRDB, Friendship Village Dublin, Series B (PNC Bancorp, Inc. LOC), 0.15%, 9/11/12	1,760	1,760
Medina County Ohio Health Care Facilities Revenue VRDB, Series A, Southwest General Health Center, (PNC Bancorp, Inc. LOC), 0.17%, 9/11/12	7,605	7,605
Ohio State Water Development Authority Revenue Refunding VRDB, Firstenergy Generation, Series A (UBS AG LOC), 0.20%, 9/11/12	10,000	10,000
Trumbull County Ohio Health Care Facilities Revenue Refunding VRDB, (M&T Bank Corp. LOC), 0.16%, 9/11/12	3,500	3,500

		59,865

Oklahoma - 2.0%
Oklahoma Water Resource Board Revenue Bonds, 0.35%, 9/4/12	1,845	1,845
RBC Municipal Products, Inc. Trust Revenue VRDB, Floater Certificates, Series E-37 for Oklahoma, 0.17%, 9/11/12(1)	36,155	36,155

		38,000

Oregon - 0.5%
Oregon Health & Science University Revenue VRDB, Series B-2 (Union Bank N.A. LOC), 0.16%, 9/11/12	6,525	6,525
Oregon State Health, Housing, Educational & Cultural Facilities Authority Revenue VRDB, Assumption Village Project, Series A, (Key Bank N.A. LOC), 0.19%, 9/11/12	3,000	3,000

		9,525

Pennsylvania - 2.0%
BB&T Municipal Trust Revenue Bonds, Series 228 (Branch Banking and Trust Co. LOC), 0.20%, 9/11/12(1)	4,965	4,965
Beaver County IDA Revenue Refunding VRDB, Firstenergy Generation, (UBS AG LOC), 0.17%, 9/11/12	10,800	10,800
Bucks County IDA Revenue VRDB, Grand View Hospital, Series A, (TD Banknorth, Inc. LOC), 0.15%, 9/11/12	1,065	1,065
Butler County Pennsylvania IDA Revenue Refunding VRDB, Concordia Lutheran, Series A, (Bank of America N.A. LOC), 0.15%, 9/11/12	6,600	6,600

MONEY MARKET PORTFOLIOS    8    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.1% continued
Pennsylvania - 2.0% continued
Lancaster Pennsylvania IDA Revenue VRDB, Mennonite Home Project, (M&T Bank Corp. LOC), 0.22%, 9/11/12	$6,400	$6,400
Lehigh County Pennsylvania General Purpose Authority Revenue Refunding VRDB, Series B, Phoebe Devitt Homes, (RBS Citizens N.A. LOC), 0.20%, 9/11/12	2,440	2,440
Philadelphia School District Pennsylvania Revenue Refunding G.O. VRDB, Series C, (TD Banknorth, Inc. LOC), 0.15%, 9/11/12	3,500	3,500
Ridley Pennsylvania School District G.O. VRDB, Series 2009, (TD Banknorth, Inc. LOC), 0.18%, 9/11/12	2,700	2,700

		38,470

South Carolina - 0.3%
Piedmont Municipal Power Agency Electric Revenue Refunding VRDB, Series C, (TD Banknorth, Inc. LOC), 0.15%, 9/11/12	6,000	6,000

Tennessee - 2.2%
Blount County Tennessee Public Building Authority Revenue VRDB, Series E-5-B, Local Government Public Improvement, (Branch Banking and Trust Co. LOC), 0.16%, 9/11/12	9,865	9,865
IDB Tennessee Blount County & Cities Alcoa & Maryville Revenue VRDB, Series A, Local Government Improvement, (Branch Banking and Trust Co. LOC), 0.16%, 9/11/12	4,115	4,115
Metropolitan Government Nashville & Davidson County Tennessee Health & Education Facilities Board Revenue Refunding VRDB, Lipscomb University Project, (FHLB of Atlanta LOC), 0.14%, 9/11/12	1,020	1,020
Metropolitan Government Nashville & Davidson County Tennessee Health & Educational Facilities Board Revenue Refunding VRDB, Multifamily, Timberlake Project, (FNMA Insured), 0.16%, 9/11/12	7,450	7,450
Shelby County Tennessee Health Educational & Housing Facilities Board Multifamily Housing Revenue Refunding VRDB, Providence Place Apartments Project, (FNMA Insured), 0.16%, 9/11/12	9,445	9,445
Tennessee State Energy Acquisition Corp. Gas Revenue Floaters, (Branch Banking and Trust Co. LOC), 0.19%, 9/11/12(1)	10,630	10,630

		42,525

Texas - 7.8%
Comal Texas Independent School District G.O. Bonds, Series ROCS RR-II-R-11907, (Texas PSF Gtd.), 0.17%, 9/11/12(1)	8,465	8,465
County of Harris Texas G.O. TANS, 2.00%, 2/28/13	8,000	8,073
Crawford Education Facilities Corp. Revenue VRDB, Series B, Hyde Park Baptist School Project, (JPMorgan Chase Bank N.A. LOC), 0.15%, 9/11/12	1,870	1,870
Harris County Cultural Education Facilities Finance Corp. Revenue VRDB, Methodist Hospital, Subseries C-1 0.17%, 9/4/12	2,500	2,500
Houston Texas Airport Systems Revenue Refunding VRDB, (Barclays PLC LOC), 0.17%, 9/11/12	22,900	22,900
Lower Neches Valley Texas Authority Industrial Development Corp. Revenue VRDB, ExxonMobil, 0.16%, 9/4/12	11,800	11,800
Mesquite Texas Health Facilities Development Corp. Revenue VRDB, Series C, Retirement Facility, (Bank of America N.A. LOC), 0.20%, 9/11/12	6,105	6,105
North Texas Tollway Authority Variable Rate Demand Obligation, (JPMorgan Chase Bank N.A. LOC), 0.24%, 10/16/12	10,000	10,000

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    9    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99.1% continued
Texas - 7.8% continued
Nueces County Health Facilities Development Authority Revenue VRDB, Driscoll Children’s Foundation, Series A, (JPMorgan Chase Bank N.A. LOC), 0.16%, 9/11/12	$8,200	$8,200
Port of Port Arthur Texas Navigation District Environmental Facilities Revenue Refunding VRDB, Series C, Motiva Enterprises, 0.18%, 9/4/12	22,700	22,700
Port of Port Arthur Texas Navigation District Exempt Facilities Revenue VRDB, Total Petrochemicals USA, 0.19%, 9/11/12	6,400	6,400
Port of Port Arthur Texas Navigation District Revenue VRDB, Motiva Enterprises, Series A, (Motiva Gtd.), 0.18%, 9/4/12	10,000	10,000
State of Texas TRANS, 2.50%, 8/30/13	25,000	25,565
Tarrant County Cultural Education Facilities Finance Corp. Revenue VRDB, Texas Health Resources, Series A, 0.18%, 9/11/12	6,500	6,500

		151,078

Utah - 0.9%
Utah Housing Corp. SFM Revenue Refunding VRDB, Series A-Class I, 0.15%, 9/11/12	2,000	2,000
Utah Transportation Authority Sales Tax Revenue VRDB, Sub-Series A, (BNP Paribas LOC), 0.19%, 9/4/12	12,450	12,450
Utah Water Finance Agency Revenue VRDB, Series B-1, 0.15%, 9/11/12(1)	3,900	3,900

		18,350

Virginia - 1.6%
Smyth County Virginia IDA Hospital Revenue VRDB, Mountain States Health, Series D (Mizuho Corporate Bank Ltd. LOC), 0.17%, 9/11/12	12,675	12,675
Virginia College Building Authority Educational Facilities Revenue VRDB, University of Richmond Project, 0.13%, 9/11/12	8,800	8,800
Virginia Commonwealth University Health System Authority Revenue VRDB, ARS Generation, Series B, (Wachovia Bank N.A. LOC), 0.20%, 9/4/12	5,000	5,000
Virginia Commonwealth University Health System Authority Revenue VRDB, Series B, (Branch Banking and Trust Co. LOC), 0.20%, 9/4/12	5,000	5,000

		31,475

Washington - 0.6%
Washington State Housing Finance Commission Non Profit Housing Revenue VRDB, Living Care Centers Project, (Wells Fargo Bank N.A. LOC), 0.16%, 9/11/12	1,890	1,890
Washington State Housing Finance Commission Non profit Revenue Refunding VRDB, Hearthstone Project, (Wells Fargo Bank N.A. LOC), 0.15%, 9/11/12	10,185	10,185

		12,075

West Virginia - 1.2%
West Virginia Hospital Finance Authority Revenue Refunding and Improvement VRDB, Series A, Cabell Hospital, (Branch Banking and Trust Co. LOC), 0.16%, 9/11/12	22,835	22,835

Wisconsin - 3.3%
City of Milwaukee Wisconsin IDR VRDB, Goodwill Industries, (U.S. Bank N.A. LOC), 0.13%, 9/11/12	300	300
La Crosse Wisconsin Development Revenue VRDB, Series 2008, University of Wisconsin La Crosse Foundation, (Wells Fargo Bank N.A. LOC), 0.27%, 9/11/12	500	500
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Watertown Memorial Hospital Project, (JPMorgan Chase Bank N.A. LOC), 0.15%, 9/11/12	2,640	2,640

MONEY MARKET PORTFOLIOS    10    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 99. 1% continued
Wisconsin - 3.3% continued
Wisconsin Health & Educational Facilities Authority Revenue VRDB, Marshfield, Series B (JPMorgan Chase Bank N.A. LOC), 0.15%, 9/11/12	$20,000	$20,000
Wisconsin State Health & Educational Facilities Authority Revenue Refunding VRDB, Series 2009, Concordia University, Inc., (JPMorgan Chase Bank N.A. LOC), 0.18%, 9/11/12	2,185	2,185
Wisconsin State Health & Educational Facilities Authority Revenue Refunding VRDB, Series 2009, Lawrence University, (JPMorgan Chase Bank N.A. LOC), 0.18%, 9/11/12	7,930	7,930
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Fort Healthcare, Inc., Series A, (JPMorgan Chase Bank N.A. LOC), 0.20%, 9/4/12	8,100	8,100
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Froedtert & Community Health, Series A, (U.S. Bank N.A. LOC), 0.13%, 9/11/12	4,900	4,900
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Meriter Hospital, Inc., Series C, 0.21%, 9/4/12	5,940	5,940
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Series 2009, Goodwill Industries, (U.S. Bank N.A. LOC), 0.13%, 9/11/12	4,600	4,600
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Series 2010-B, Beloit College, (JPMorgan Chase Bank N.A. LOC), 0.18%, 9/11/12	7,875	7,875

		64,970

Wyoming - 3.0%
County of Sweetwater Wyoming Variable Rate Demand Obligation, (Barclays PLC LOC), 0.21%, 9/14/12	30,000	30,000
County of Uinta Wyoming Pollution Control Revenue Refunding VRDB, Chevron USA, Inc. Project, (Chevron Corp. Gtd.), 0.17%, 9/4/12	27,685	27,685

		57,685

Municipal States Pooled Securities - 0.3%
BB&T Municipal Trust Various States Revenue VRDB, Series 1007, (Branch Banking and Trust Co. LOC), 0.26%, 9/11/12(1)	5,315	5,315

Total Municipal Investments (Cost $1,922,229)		1,922,229

Total Investments - 99.1% (Cost $1,922,229)(2)		1,922,229

Other Assets less Liabilities - 0.9%		17,290

NET ASSETS - 100.0%		$1,939,519

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Institutional Funds.
(2)	The cost for federal income tax purposes was $1,922,229.

Percentages shown are based on Net Assets

At August 31, 2012, the industry sectors for the Tax-Exempt Portfolio were:

INDUSTRY SECTOR	% OF NET ASSETS
Air, Transportation, Water Services and Solid Waste Management	19.4%
Educational Services	14.6
Electrical Services, Gas and Combined Utilities	10.4
Executive, Legislative and General Government	14.4
General Medical & Surgical Hospitals	13.8
Health Services and Residential Care	10.8
Urban and Community Development,
Housing Programs and Social Services	13.1
All other sectors less than 5%	3.5

Total	100.0%

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    11    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Tax-Exempt Portfolio’s investments, which are carried at amortized cost, which approximates fair value, as of August 31, 2012:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by Tax-Exempt Portfolio	$—	$1,922,229	(1)	$—	$1,922,229

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At August 31, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2011. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discontinued notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AMT - Alternative Minimum Tax

COPS - Certificates of Participation

EDA - Economical Development Authority

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

Gtd. - Guaranteed

IDA - Industrial Development Authority

IDB - Industrial Development Board

IDR - Industrial Development Revenue

LOC - Letter of Credit

PCR - Pollution Control Revenue

PSF - Permanent School Fund

ROCS - Reset Option Certificates

SFM - Single Family Mortgage

TANS - Tax Anticipation Notes

TRANS - Tax and Revenue Anticipation Notes

MONEY MARKET PORTFOLIOS    12    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT PORTFOLIO	AUGUST 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 48.1%(1)
Federal Farm Credit Bank - 5.7%
FFCB Bonds,
0.18%, 1/2/13	$17,000	$16,999
0.15%, 2/6/13	25,000	24,994
FFCB Discount Notes,
0.17%, 1/9/13	4,100	4,097
0.15%, 1/22/13	12,200	12,193
0.22%, 3/19/13	8,100	8,090
0.21%, 4/9/13	6,300	6,292
0.18%, 5/10/13	5,100	5,094
0.18%, 5/28/13	7,300	7,290
0.19%, 6/14/13	5,100	5,092
0.20%, 7/16/13	12,500	12,478
0.20%, 7/19/13	8,000	7,986
FFCB FRN,
0.22%, 9/1/12	25,000	24,993
0.28%, 9/1/12	65,500	65,501
0.15%, 9/8/12	40,000	39,998
0.20%, 9/11/12	16,500	16,500
0.24%, 9/15/12	12,300	12,308
0.23%, 9/19/12	15,000	15,000
0.26%, 9/22/12	25,000	25,020
0.14%, 9/26/12	25,000	24,998
0.30%, 9/26/12	11,400	11,406

		346,329

Federal Home Loan Bank - 23.4%
FHLB Bonds,
4.63%, 10/10/12	50,000	50,236
0.30%, 12/11/12	14,000	14,000
0.21%, 1/8/13	13,500	13,501
0.18%, 1/9/13	9,900	9,899
0.17%, 1/10/13	20,500	20,497
0.20%, 1/11/13	6,200	6,200
1.50%, 1/16/13	26,895	27,027
0.16%, 1/24/13	19,100	19,097
0.16%, 2/1/13	25,000	24,995
0.17%, 2/6/13	9,300	9,299
0.16%, 2/8/13	8,400	8,397
0.17%, 2/11/13	7,900	7,899
0.17%, 2/15/13	15,100	15,098
0.19%, 2/15/13	9,200	9,199
0.23%, 4/5/13	7,900	7,899
0.25%, 4/11/13	4,200	4,200
0.23%, 4/18/13	8,500	8,498
0.22%, 4/19/13	12,500	12,499
0.19%, 5/1/13	24,800	24,795
0.37%, 5/1/13	15,000	15,013
0.36%, 5/16/13	45,500	45,533
0.25%, 7/1/13	8,300	8,298
0.13%, 7/25/13	17,600	17,585
FHLB Discount Notes,
0.11%, 9/13/12	31,700	31,699
0.12%, 10/3/12	25,740	25,737
0.13%, 10/3/12	40,700	40,695
0.15%, 10/12/12	70,000	69,988
0.15%, 10/24/12	24,500	24,494
0.16%, 10/24/12	32,000	31,993
0.15%, 11/2/12	90,000	89,977
0.16%, 11/2/12	6,100	6,098
0.16%, 11/16/12	25,000	24,991
0.14%, 11/21/12	30,000	29,991
0.18%, 1/9/13	57,500	57,463
0.16%, 1/16/13	25,000	24,985
0.19%, 2/1/13	11,200	11,191
0.18%, 2/4/13	7,900	7,894
0.00%, 2/26/13	25,000	24,978
0.21%, 4/1/13	6,600	6,592
0.22%, 4/2/13	8,100	8,089
0.20%, 5/1/13	30,000	29,960
0.22%, 6/28/13	14,400	14,374
0.20%, 7/24/13	10,000	9,982
FHLB FRN,
0.16%, 9/1/12	25,000	24,993
0.23%, 9/1/12	20,000	19,995
0.24%, 9/1/12	50,000	49,990
0.25%, 9/1/12	10,000	10,000
0.27%, 9/1/12	27,550	27,550
0.29%, 9/1/12	38,300	38,299
0.30%, 9/1/12	105,430	105,430
0.32%, 9/1/12	25,000	24,997
0.00%, 9/4/12	40,000	40,000
0.19%, 9/13/12	25,000	24,999
0.18%, 9/25/12	18,500	18,495
0.20%, 9/25/12	11,100	11,100
0.17%, 9/27/12	32,800	32,798
0.30%, 10/16/12	20,000	19,998
0.22%, 11/14/12	10,000	10,000

		1,409,479

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 48.1%(1) continued
Federal Home Loan Mortgage Corporation - 8.8%
FHLMC Discount Notes,
0.13%, 10/1/12	$11,095	$11,094
0.15%, 10/1/12	40,510	40,505
0.12%, 11/6/12	25,000	24,994
0.14%, 11/8/12	25,000	24,993
0.14%, 1/16/13	23,000	22,988
0.17%, 2/1/13	20,800	20,785
0.15%, 2/26/13	25,000	24,981
0.18%, 7/2/13	18,000	17,973
FHLMC FRN,
0.19%, 9/2/12	40,000	39,997
0.20%, 9/3/12	165,000	164,957
0.19%, 9/4/12	50,000	49,989
0.18%, 9/13/12	25,000	24,999
0.19%, 9/17/12	10,000	9,996
FHLMC Note,
1.38%, 1/9/13	55,000	55,230

		533,481

Federal National Mortgage Association - 10.2%
FNMA Discount Notes,
0.13%, 9/4/12	60,000	59,999
0.13%, 10/1/12	5,000	4,999
0.15%, 10/1/12	70,583	70,574
0.12%, 10/18/12	29,400	29,395
0.18%, 1/2/13	10,000	9,994
0.14%, 1/3/13	16,400	16,392
0.14%, 1/4/13	26,700	26,687
0.14%, 1/14/13	20,200	20,190
0.17%, 1/23/13	42,000	41,972
0.15%, 2/14/13	80,000	79,945
FNMA FRN,
0.37%, 9/1/12	26,085	26,086
0.38%, 9/1/12	15,000	15,014
0.23%, 9/12/12	40,000	39,989
0.27%, 9/18/12	85,000	85,007
0.22%, 9/20/12	90,150	90,118

		616,361

Total U.S. Government Agencies (Cost $2,905,650)		2,905,650

U.S. GOVERNMENT OBLIGATIONS - 12.7%
U.S. Treasury Bills - 7.8%
0.07%, 9/6/12	22,500	22,500
0.13%, 9/6/12	28,100	28,100
0.11%, 9/17/12	70,000	69,996
0.00%, 9/20/12	16,000	15,999
0.12%, 9/27/12	50,000	49,996
0.11%, 10/4/12	8,000	7,999
0.14%, 10/4/12	58,200	58,193
0.15%, 10/11/12	17,000	16,997
0.15%, 1/3/13	64,200	64,167
0.15%, 1/24/13	12,500	12,492
0.15%, 1/31/13	18,000	17,989
0.00%, 2/7/13	10,000	9,993
0.15%, 2/14/13	54,500	54,463
0.20%, 3/7/13	8,100	8,092
0.18%, 4/4/13	8,000	7,991
0.00%, 5/2/13	7,200	7,191
0.19%, 5/30/13	10,500	10,485
0.19%, 8/22/13	8,500	8,484

		471,127

U.S. Treasury Notes - 4.9%
1.38%, 10/15/12	35,700	35,754
0.38%, 10/31/12	15,500	15,507
3.88%, 10/31/12	22,200	22,337
0.50%, 11/30/12	6,500	6,506
3.38%, 11/30/12	17,300	17,437
1.38%, 1/15/13	90,400	90,803
0.63%, 1/31/13	12,000	12,024
2.75%, 2/28/13	16,500	16,710
1.75%, 4/15/13	8,000	8,075
1.00%, 7/15/13	70,000	70,456

		295,609

Total U.S. Government Obligations (Cost $766,736)		766,736

Investments, at Amortized Cost ($3,672,386)		3,672,386

MONEY MARKET PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 39.8%
Joint Repurchase Agreements - 4.3%(2)
Bank of America Securities LLC, dated 8/31/12, repurchase price $58,016 0.15%, 9/4/12	$58,015	$58,015
Morgan Stanley & Co., Inc., dated 8/31/12, repurchase price $58,016 0.18%, 9/4/12	58,015	58,015
Societe Generale, New York Branch, dated 8/31/12, repurchase price $58,016 0.18%, 9/4/12	58,015	58,015
UBS Securities LLC, dated 8/31/12, repurchase price $87,024 0.17%, 9/4/12	87,021	87,021

		261,066

Repurchase Agreements - 35.5%(3)
Bank of America N.A., dated 8/31/12, repurchase price $580,013 0.20%, 9/4/12	580,000	580,000
BNP Paribas Securities Corp., dated 8/31/12, repurchase price $500,011 0.19%, 9/4/12	500,000	500,000
Citigroup Global Markets, Inc., dated 8/31/12, repurchase price $193,554 0.20%, 9/4/12	193,550	193,550
Credit Suisse Securities, dated 8/31/12, repurchase price $435,547 0.19%, 9/4/12	435,538	435,538
Deutsche Bank Securities, dated 8/16/12, repurchase price $75,012 0.20%, 9/14/12	75,000	75,000
Societe Generale, New York Branch, dated 8/31/12, repurchase price $260,006 0.21%, 9/4/12	260,000	260,000
UBS Securities LLC, dated 8/22/12, repurchase price $100,018 0.20%, 9/24/12	100,000	100,000

		2,144,088

Total Repurchase Agreements (Cost $2,405,154)		2,405,154

Total Investments - 100.6% (Cost $6,077,540)(4)		6,077,540

Liabilities less Other Assets - (0.6)%		(38,273)

NET ASSETS - 100.0%		$6,039,267

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(2)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$62,675	3.63% - 4.50%	4/15/28 - 5/15/41
U.S. Treasury Notes	$203,931	0.63% - 2.75%	6/15/13 -2/15/22

(3)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
FHLB	$59,885	0.38% - 4.13%	1/29/14 - 3/13/20
FHLMC	$330,341	0.00% - 4.50%	10/12/12 - 8/1/42
FNMA	$1,340,198	0.00% - 5.50%	11/21/12 - 7/1/42
GNMA	$448,608	2.18% - 8.00%	9/15/24 - 9/15/53
TVA	$25,144	1.88% - 7.13%	3/15/13 - 9/15/39

(4)	The cost for federal income tax purposes was $6,077,540.

Percentages shown are based on net assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the U.S. Government Portfolio’s investments, which are carried at amortized cost, which approximates fair value, as of August 31, 2012:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by U.S. Government Portfolio	$—	$6,077,540	(1)(2)	$—	$6,077,540

(1)	Classifications as defined in the Schedule of Investments.
(2)	Investments held by the U.S. Government Portfolio are carried at amortized cost and therefore are classified as Level 2. An investment in the U.S. Government Portfolio itself may be categorized as Level 1, due to quoted market prices being available in active markets.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT PORTFOLIO continued

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At August 31, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2011. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discontinued notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FRN - Floating Rate Notes

GNMA - Government National Mortgage Association

TVA - Tennessee Valley Authority

MONEY MARKET PORTFOLIOS    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT PORTFOLIO	AUGUST 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 55.2%(1)
Federal Farm Credit Bank - 17.3%
FFCB Bonds,
0.15%, 2/6/13	$90,000	$89,979
0.22%, 6/11/13	24,800	24,797
FFCB Discount Notes,
0.01%, 9/4/12	191,000	191,000
0.09%, 9/4/12	15,000	15,000
0.10%, 9/5/12	57,500	57,499
0.12%, 9/5/12	40,800	40,800
0.09%, 9/6/12	41,500	41,499
0.08%, 9/18/12	20,000	19,999
0.10%, 10/1/12	25,000	24,998
0.14%, 10/1/12	15,000	14,999
0.10%, 10/2/12	40,500	40,497
0.10%, 10/10/12	25,000	24,997
0.12%, 10/12/12	30,000	29,996
0.11%, 10/22/12	25,000	24,996
0.16%, 11/8/12	18,000	17,995
0.12%, 11/16/12	17,000	16,995
0.15%, 11/16/12	30,000	29,991
0.15%, 1/3/13	12,300	12,294
0.13%, 1/8/13	20,000	19,990
0.14%, 1/8/13	20,700	20,690
0.17%, 1/9/13	9,800	9,794
0.14%, 1/11/13	12,000	11,994
0.13%, 1/14/13	16,250	16,242
0.15%, 1/17/13	30,000	29,983
0.14%, 1/28/13	18,700	18,689
0.18%, 1/31/13	20,200	20,185
0.18%, 2/1/13	6,500	6,495
0.16%, 2/13/13	10,000	9,993
0.19%, 3/1/13	20,300	20,281
0.19%, 3/4/13	21,000	20,980
0.17%, 3/5/13	20,700	20,682
0.21%, 4/5/13	27,000	26,966
0.21%, 4/9/13	15,100	15,081
0.20%, 4/19/13	19,800	19,775
0.18%, 4/22/13	20,500	20,476
0.20%, 5/6/13	25,200	25,165
0.20%, 5/9/13	20,500	20,472
0.18%, 5/10/13	15,100	15,081
0.18%, 5/21/13	22,000	21,971
0.18%, 5/28/13	21,600	21,571
0.19%, 6/14/13	15,100	15,077
0.20%, 6/18/13	16,500	16,473
0.22%, 7/3/13	20,500	20,462
0.22%, 7/10/13	16,500	16,469
0.20%, 7/18/13	36,500	36,435
0.20%, 8/14/13	5,000	4,990
FFCB FRN,
0.22%, 9/1/12	60,000	59,984
0.22%, 9/1/12	59,940	59,942
0.23%, 9/1/12	40,000	39,998
0.24%, 9/1/12	77,000	77,000
0.27%, 9/1/12	11,000	11,007
0.28%, 9/1/12	165,490	165,522
0.32%, 9/1/12	33,420	33,447
0.36%, 9/1/12	29,000	28,997
0.25%, 9/2/12	82,000	82,000
0.26%, 9/7/12	15,200	15,201
0.15%, 9/8/12	95,000	94,996
0.23%, 9/8/12	90,000	90,000
0.13%, 9/10/12	50,000	49,996
0.27%, 9/10/12	75,000	75,025
0.20%, 9/11/12	92,000	92,011
0.22%, 9/11/12	16,000	16,000
0.20%, 9/12/12	46,810	46,786
0.26%, 9/12/12	50,000	50,006
0.15%, 9/13/12	45,120	45,106
0.21%, 9/13/12	39,000	39,000
0.24%, 9/15/12	28,100	28,117
0.28%, 9/15/12	25,000	25,009
0.21%, 9/16/12	78,000	77,994
0.18%, 9/20/12	145,000	144,958
0.23%, 9/22/12	40,500	40,504
0.26%, 9/22/12	59,400	59,447
0.08%, 9/25/12	20,000	19,998
0.14%, 9/26/12	40,000	39,996
0.18%, 9/26/12	83,000	82,961
0.30%, 9/26/12	40,000	40,020
0.10%, 9/27/12	50,000	49,998
0.18%, 9/30/12	50,000	50,000

		3,071,819

Federal Home Loan Bank - 37.5%
FHLB Bonds,
2.00%, 9/14/12	20,000	20,013
0.19%, 11/21/12	22,000	22,002
0.30%, 12/11/12	18,000	18,000

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 55.2%(1) continued
Federal Home Loan Bank - 37.5% continued
0.18%, 1/9/13	$25,700	$25,698
0.17%, 1/10/13	20,500	20,497
1.50%, 1/16/13	12,500	12,560
0.16%, 2/1/13	21,000	20,996
0.17%, 2/1/13	20,000	19,998
0.17%, 2/6/13	45,200	45,198
0.17%, 2/11/13	18,700	18,698
0.19%, 2/12/13	23,400	23,399
0.16%, 2/13/13	15,000	14,997
0.17%, 2/15/13	40,800	40,796
0.18%, 2/15/13	30,190	30,186
0.19%, 2/15/13	23,000	22,998
0.17%, 2/25/13	25,000	24,997
0.13%, 3/5/13	13,000	12,994
0.28%, 3/6/13	12,500	12,506
1.25%, 4/2/13	20,800	20,922
0.25%, 4/11/13	10,000	10,000
0.22%, 5/17/13	19,800	19,797
0.30%, 7/3/13	21,000	21,000
FHLB Discount Notes,
0.10%, 9/5/12	10,000	10,000
0.11%, 9/5/12	121,350	121,348
0.12%, 9/5/12	123,200	123,198
0.15%, 9/5/12	30,400	30,400
0.10%, 9/7/12	83,500	83,499
0.10%, 9/10/12	45,500	45,499
0.11%, 9/12/12	182,500	182,493
0.12%, 9/12/12	125,000	124,995
0.13%, 9/12/12	27,200	27,199
0.11%, 9/13/12	151,000	150,994
0.13%, 9/14/12	41,200	41,198
0.12%, 10/1/12	41,500	41,496
0.10%, 10/2/12	82,500	82,491
0.12%, 10/3/12	289,500	289,466
0.13%, 10/3/12	200,500	200,477
0.15%, 10/3/12	62,200	62,193
0.17%, 10/3/12	60,200	60,193
0.09%, 10/4/12	123,500	123,490
0.13%, 10/5/12	25,000	24,997
0.11%, 10/10/12	66,500	66,492
0.13%, 10/12/12	45,000	44,993
0.15%, 10/12/12	266,000	265,957
0.13%, 10/15/12	125,000	124,981
0.13%, 10/16/12	62,200	62,190
0.13%, 10/17/12	215,800	215,764
0.14%, 10/17/12	82,800	82,786
0.13%, 10/19/12	21,550	21,546
0.15%, 10/19/12	22,000	21,996
0.14%, 10/24/12	272,200	272,144
0.16%, 10/24/12	63,600	63,587
0.13%, 10/31/12	82,700	82,682
0.15%, 11/2/12	25,000	24,993
0.16%, 11/2/12	18,900	18,895
0.11%, 11/5/12	16,500	16,497
0.13%, 11/7/12	61,500	61,484
0.16%, 11/7/12	27,700	27,693
0.14%, 11/9/12	61,000	60,984
0.16%, 11/14/12	42,000	41,986
0.16%, 11/16/12	22,000	21,992
0.12%, 12/5/12	20,000	19,994
0.15%, 12/7/12	79,700	79,668
0.18%, 1/2/13	58,400	58,364
0.18%, 1/9/13	61,500	61,461
0.16%, 1/16/13	24,904	24,888
0.17%, 1/16/13	165,500	165,393
0.14%, 1/28/13	18,700	18,689
0.19%, 2/1/13	29,100	29,077
0.18%, 2/4/13	19,400	19,385
0.17%, 2/13/13	265,800	265,599
0.00%, 2/20/13	12,500	12,490
0.00%, 2/26/13	41,500	41,463
0.21%, 4/1/13	15,400	15,381
0.22%, 4/2/13	19,700	19,674
0.20%, 5/1/13	60,000	59,919
0.20%, 5/2/13	12,600	12,583
0.20%, 5/3/13	59,000	58,920
0.20%, 5/6/13	25,000	24,966
0.21%, 5/13/13	30,300	30,255
0.00%, 5/21/13	36,000	35,945
0.00%, 6/7/13	20,500	20,468
0.20%, 6/10/13	17,500	17,473
0.22%, 6/28/13	42,700	42,622
0.20%, 7/24/13	9,000	8,984
FHLB FRN,
0.16%, 9/1/12	115,000	114,963
0.20%, 9/1/12	125,000	125,000
0.22%, 9/1/12	80,000	79,964

MONEY MARKET PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 55.2%(1) continued
Federal Home Loan Bank - 37.5% continued
0.23%, 9/1/12	$60,000	$59,985
0.24%, 9/1/12	190,000	189,980
0.27%, 9/1/12	60,480	60,480
0.29%, 9/1/12	76,100	76,096
0.30%, 9/1/12	119,890	119,890
0.32%, 9/1/12	20,000	20,000
0.33%, 9/1/12	36,000	35,998
0.34%, 9/1/12	50,000	50,000
0.34%, 9/1/12	25,000	25,000
0.19%, 9/13/12	188,000	187,992
0.17%, 9/19/12	39,500	39,487
0.19%, 9/25/12	50,000	50,007
0.20%, 9/25/12	25,200	25,200
0.19%, 9/26/12	92,000	91,998
0.17%, 9/27/12	65,000	64,992
0.21%, 10/9/12	49,000	49,005
0.30%, 10/16/12	86,000	85,990
0.22%, 11/14/12	40,000	40,000

		6,639,208

Tennessee Valley Authority - 0.4%
TVA Discount Note,
0.12%, 9/13/12	72,500	72,497

Total U.S. Government Agencies (Cost $9,783,524)		9,783,524

U.S. GOVERNMENT OBLIGATIONS - 17.1%
U.S. Treasury Bills - 9.7%
0.10%, 9/6/12	150,000	149,998
0.12%, 9/13/12	82,500	82,497
0.12%, 9/17/12	225,000	224,988
0.00%, 9/20/12	78,300	78,294
0.12%, 9/27/12	240,000	239,979
0.09%, 10/4/12	62,000	61,993
0.11%, 10/4/12	35,000	34,996
0.14%, 10/4/12	76,200	76,192
0.14%, 10/11/12	40,000	39,994
0.10%, 10/18/12	50,000	49,993
0.14%, 11/1/12	60,000	59,985
0.15%, 11/1/12	75,000	74,982
0.00%, 11/15/12	45,000	44,986
0.15%, 1/3/13	105,300	105,246
0.15%, 1/10/13	82,000	81,957
0.15%, 1/17/13	16,500	16,490
0.14%, 2/14/13	50,000	49,967
0.15%, 2/14/13	100,000	99,934
0.20%, 3/7/13	18,900	18,881
0.17%, 4/4/13	33,500	33,466
0.00%, 5/2/13	17,800	17,778
0.19%, 5/30/13	31,100	31,055
0.20%, 8/22/13	47,000	46,907

		1,720,558

U.S. Treasury Notes - 7.4%
1.38%, 10/15/12	533,400	534,201
0.38%, 10/31/12	37,000	37,016
3.88%, 10/31/12	132,900	133,714
0.50%, 11/30/12	14,700	14,714
3.38%, 11/30/12	41,300	41,628
1.38%, 1/15/13	349,100	350,671
0.63%, 1/31/13	28,200	28,256
0.63%, 2/28/13	20,500	20,545
1.75%, 4/15/13	100,300	101,260
1.00%, 7/15/13	41,500	41,770

		1,303,775

Total U.S. Government Obligations (Cost $3,024,333)		3,024,333

Investments, at Amortized Cost ($12,807,857)		12,807,857

REPURCHASE AGREEMENTS - 27.7%(2)
Repurchase Agreements - 27.7%
Barclays Capital, Inc., dated 8/31/12, repurchase price $1,500,035 0.21%, 9/4/12	1,500,000	1,500,000
Barclays Capital, Inc., dated 8/31/12, repurchase price $66,901 0.19%, 9/4/12	66,900	66,900
Citigroup Global Markets, Inc., dated 8/31/12, repurchase price $500,011 0.20%, 9/4/12	500,000	500,000
Credit Suisse Securities, dated 8/31/12, repurchase price $1,130,727 0.19%, 9/4/12	1,130,703	1,130,703

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 27.7% (2) continued
Repurchase Agreements - 27.7% continued
JPMorgan Securities LLC, dated 8/31/12, repurchase price $800,018 0.20%, 9/4/12	800,000	800,000
UBS Securities LLC, dated 8/31/12, repurchase price $900,020 0.20%, 9/4/12	900,000	900,000

		4,897,603

Total Repurchase Agreements (Cost $4,897,603)		4,897,603

Total Investments - 100.0% (Cost $17,705,460)(3)		17,705,460

Other Assets less Liabilities - 0.0%		3,584

NET ASSETS - 100.0%		$17,709,044

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
FNMA	$2,905,484	2.35% - 13.00%	9/1/12 - 10/1/51
FHLMC	$905,521	2.32% - 11.50%	11/1/12 - 7/1/48
GNMA	$1,164,629	1.97% - 8.00%	8/15/14 - 8/15/54
U.S. Treasury Note	$68,238	3.38%	11/15/19

(3)	The cost for federal income tax purposes was $17,705,460.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurements date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the U.S. Government Select Portfolio’s investments, which are carried at amortized cost, which approximates fair value, as of August 31, 2012:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by U.S. Government Select Portfolio	$—	$17,705,460	(1)	$—	$17,705,460

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At August 31, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2011. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FRN - Floating Rate Notes

GNMA - Government National Mortgage Association

TVA - Tennessee Valley Authority

MONEY MARKET PORTFOLIOS    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO	AUGUST 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.7%
Alabama - 1.1%
Eclipse Funding Trust Revenue VRDB, Solar Eclipse Mobile, (U.S. Bank N.A. LOC), 0.21%, 9/4/12	$15,375	$15,375
Mobile Alabama IDB PCR VRDB, Alabama Power, 1st Series 0.19%, 9/4/12	13,350	13,350
Mobile County Alabama IDA Pollution Control Revenue Refunding VRDB, Exxonmobil Project, (Exxon Gtd.), 0.17%, 9/4/12	2,000	2,000
Taylor-Ryan Improvement District No. 2 VRDB, Series A, Alabama Special Assessment (Wachovia Bank N.A. LOC), 0.18%, 9/11/12	21,100	21,100

		51,825

Alaska - 0.9%
Alaska Housing Finance Corp. Home Mortgage Revenue VRDB, Series B, 0.14%, 9/11/12	38,780	38,780

Arizona - 1.4%
Apache County Arizona IDA IDR Tucson Electric Power, Series 83A (U.S. Bancorp LOC), 0.15%, 9/11/12	5,000	5,000
Arizona State University Board Regents COPS (Wells Fargo & Co. Gtd.), 0.20%, 9/11/12(1) (2)	16,935	16,935
BB&T Municipal Trust Revenue VRDB, Series 2003, Floaters, (Branch Banking and Trust Co. LOC), 0.15%, 9/11/12(2)	9,995	9,995
Tucson Arizona IDA VRDB, Series 2002-A, Housing Family Housing Resource Projects (FNMA LOC), 0.16%, 9/11/12	7,030	7,030
Yuma Arizona IDA Hospital Revenue VRDB, Yuma Regional Medical Center, (JPMorgan Chase Bank N.A. LOC), 0.19%, 9/11/12(2)	23,100	23,100

		62,060

Arkansas - 0.2%
Benton County Arkansas Public Facilities Board College Parking Revenue Refunding VRDB, Series A, Northwest Arkansas Community (FHLB of Dallas LOC), 0.17%, 9/11/12	7,030	7,030

California - 6.5%
California Municipal Finance Authority Revenue Refunding VRDB, Touro University California Project, (FHLB of San Francisco LOC), 0.15%, 9/11/12	3,000	3,000
California Pollution Control Financing Authority Solid Waste Disposal Revenue VRDB, Athens Services Project (Wells Fargo Bank N.A. LOC), 0.16%, 9/11/12	12,500	12,500
California School Cash Reserve Program Authority Revenue Notes, Series C, 2.00%, 2/1/13	8,700	8,764
California State G.O. VRDB, Series A-3, (Bank of Montreal LOC), 0.13%, 9/4/12	1,200	1,200
California State School Cash Reserve Program Authority Revenue Notes, Series D, 2.00%, 2/1/13	20,000	20,107
California State School Cash Reserve Program Authority Revenue Senior Notes, Series A, 2.00%, 3/1/13	4,000	4,035
California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Series 2009-M, South Shore Apartments (FHLB of San Francisco LOC), 0.17%, 9/11/12	5,000	5,000
California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Series D, Lincoln Walk Apartment Project (PNC Bancorp, Inc. LOC), 0.19%, 9/11/12	8,950	8,950
California Statewide Communities Development Authority Revenue VRDB, American Baptist Homes West, (Bank of America N.A. LOC), 0.18%, 9/11/12	7,415	7,415

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.7% continued
California - 6.5% continued
California Statewide Communities Development Authority Revenue VRDB, John Muir Health, Series C, (Wells Fargo Bank N.A. LOC), 0.17%, 9/4/12	$9,600	$9,600
California Statewide Communities Development Authority Revenue VRDB, Sweep Loan Program, Series A, (Citibank N.A. LOC), 0.13%, 9/11/12	11,600	11,600
Daly City California Housing Financing Agency Multifamily Revenue Refunding VRDB, Series 1999, Serramonte Del Ray (FNMA Gtd.), 0.18%, 9/11/12	8,730	8,730
Deutsche Bank Spears/Lifers Trust Spears Revenue Bonds, Series DB-484, 0.21%, 9/11/12(2)	20,820	20,820
Fresno California Multifamily Housing Revenue Refunding VRDB, Series A (FNMA LOC), 0.18%, 9/11/12	745	745
Livermore California COPS VRDB, (U.S. Bank N.A. LOC), 0.15%, 9/11/12	9,945	9,945
Los Angeles California Department of Water & Power Revenue VRDB, Power Systems, Series A-8 0.17%, 9/11/12	25,970	25,970
Los Angeles California G.O. TRANS, Series A, 2.00%, 2/28/13	20,000	20,178
Los Angeles Harbor Department Revenue Bonds, Exempt Facilities Non AMT CP, 0.19%, 10/23/12	5,000	5,000
Los Angeles, California Department Water & Power Revenue VRDB, Power Systems Series A-2 0.17%, 9/11/12	25,500	25,500
Orange County California Housing Authority Apartment Development Revenue Refunding VRDB, Oasis Martinique, Series I (FNMA Gtd.), 0.18%, 9/11/12	8,900	8,900
Pasadena Community Development Commission Multifamily Revenue Refunding VRDB, Holly Street Apartments, Series A, (FNMA LOC), 0.19%, 9/11/12	33,315	33,315
Sacramento County California Housing Authority Multifamily Housing Revenue Refunding VRDB, Series A, Bent Tree Apartments (FNMA Gtd.), 0.18%, 9/11/12	6,900	6,900
Sacramento County California Multifamily Housing Revenue VRDB, Series B, River Pointe Apartments, (FNMA Gtd.), 0.18%, 9/11/12	3,000	3,000
Sacramento County Sanitation District Finance Authority Revenue Refunding VRDB, Series E, (U.S. Bank N.A. LOC), 0.16%, 9/11/12	7,050	7,050
San Diego California Unified School District G.O. TRANS, Series A-1, 2.00%, 1/31/13	10,000	10,075
San Diego County California Regional Transportation Commission Sales Tax Revenue VRDB 0.15%, 9/11/12	8,400	8,400
San Francisco City & County Airports Commission International Airport Revenue Refunding VRDB, Series 37C, Series 37C (Union Bank N.A. LOC), 0.16%, 9/11/12	7,895	7,895

		294,594

Colorado - 2.5%
Arapahoe County Colorado Multifamily Revenue Refunding VRDB, Series 2001, Rent Housing Hunters Run (FHLMC LOC), 0.16%, 9/11/12	200	200
Castle Pines North Finance Corp. Colorado COPS VRDB, Series F (Wells Fargo Bank N.A. LOC), 0.21%, 9/11/12	8,135	8,135

MONEY MARKET PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.7% continued
Colorado - 2.5% continued
Colorado Educational & Cultural Facilities Authority Revenue VRDB, Bear Creek School Project (U.S. Bank N.A. LOC), 0.13%, 9/11/12	$6,010	$6,010
Colorado Health Facilities Authority Revenue Refunding VRDB, Series 2008, The Evangelical Project (U.S. Bank N.A. LOC), 0.15%, 9/11/12	1,000	1,000
Colorado Health Facilities Authority Revenue VRDB, Fraiser Meadows Community Project, (JPMorgan Chase Bank N.A. LOC), 0.18%, 9/11/12	16,000	16,000
Colorado Health Facilities Authority Revenue VRDB, Series 2006-A, Golden West Manor (U.S. Bank N.A. LOC), 0.21%, 9/11/12	6,400	6,400
Colorado Health Facilities Authority Revenue VRDB, Sisters of Charity 0.18%, 9/11/12	2,200	2,200
Colorado HFA SFM Revenue VRDB, Series 2006-C1-B2, 0.16%, 9/11/12	14,300	14,300
Colorado Springs Utilities Revenue Refunding VRDB, 0.17%, 9/11/12	8,800	8,800
Colorado State Educational & Cultural Facilities Authority Revenue VRDB, Linfield Christian School Project, (Wells Fargo Bank N.A. LOC), 0.15%, 9/11/12	11,000	11,000
Colorado State Housing Finance Authority SFM Revenue VRDB, AMT, 0.18%, 9/11/12	35,000	35,000
Colorado State Multifamily Housing & Finance Authority Revenue VRDB, Multifamily Project B-3-I, AMT, (Colorado Housing and Finance Authority LOC), 0.18%, 9/11/12	1,720	1,720
Denver Colorado Urban Renewal Authority Tax Increment Revenue VRDB, Series A-2, Stapleton (U.S. Bank N.A. LOC), 0.18%, 9/11/12	755	755
Denver Colorado Urban Renewal Authority Tax Revenue VRDB, Tax Allocation, Series A-1, Stapleton (U.S. Bank N.A. LOC), 0.18%, 9/11/12	2,400	2,400

		113,920

Connecticut - 0.1%
Connecticut State Development Authority Revenue Refunding VRDB, Bradley Airport Hotel Project, (TD Banknorth, Inc. LOC), 0.15%, 9/11/12	2,200	2,200

District of Columbia - 2.7%
District of Columbia G.O. Bonds (Wells Fargo & Co. Gtd.), 0.19%, 9/11/12(2)	16,420	16,420
District of Columbia Revenue Bonds, Tranche 3, Series A (PNC Bancorp, Inc. LOC), 0.15%, 9/11/12	9,800	9,800
District of Columbia Revenue VRDB, Henry J. Kaiser Foundation 0.20%, 9/11/12	4,700	4,700
District of Columbia Revenue VRDB, Series 2007, DC Preparatory Academy (M&T Bank Corp. LOC), 0.22%, 9/11/12	8,920	8,920
District of Columbia Revenue VRDB, Series 2008, Kipp (M&T Bank Corp. LOC), 0.18%, 9/11/12	18,500	18,500
Metropolitan Washington D.C. Apartment Authority Systems Revenue Refunding VRDB, AMT (Barclays PLC LOC), 0.17%, 9/1/12	64,650	64,650

		122,990

Florida - 8.5%
Brevard County Health Facilities Authority Revenue Refunding VRDB, Retirement Housing Foundation, (KBC Groep N.V. LOC), 0.13%, 9/11/12	4,795	4,795

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.7% continued
Florida - 8.5% continued
Broward County Florida Educational Facilities Authority Revenue VRDB, City College Project (Citibank N.A. LOC), 0.15%, 9/11/12	$9,965	$9,965
Capital Trust Agency Florida Housing Revenue VRDB, Series 2008-A, Atlantic Housing Foundation (FNMA LOC), 0.17%, 9/11/12	21,770	21,770
Citizens Property Insurance Corp. Revenue Bonds, Series A-2, Senior Secured Notes, 2.50%, 6/1/13	35,000	35,499
County of Palm Beach Florida Revenue VRDB, Morse Obligation Group, (Key Bank N.A. LOC), 0.15%, 9/11/12	17,000	17,000
Escambia County Florida Health Facilities Authority Revenue Refunding VRDB, Azalea Trace, Inc., Series B, (Bank of America N.A. LOC), 0.15%, 9/4/12	3,000	3,000
Florida Housing Finance Agency Multifamily Housing Huntington VRDB, Series 1985 (FHLMC Gtd.), 0.20%, 9/11/12	4,300	4,300
Florida Housing Finance Agency Multifamily River Oaks VRDB, Series 1985 (FHLMC Insured), 0.16%, 9/11/12	6,200	6,200
Florida Housing Finance Corp. Multifamily Mortgage Revenue VRDB, Series 2008-L, Hudson Ridge Apartments (FHLB of San Francisco LOC), 0.17%, 9/11/12	7,055	7,055
Florida Housing Finance Corp. Multifamily Revenue Refunding VRDB, Lee Vista Apartments (FHLMC Insured), 0.17%, 9/11/12	16,510	16,510
Florida Housing Finance Corp. Multifamily Revenue Refunding VRDB, Series 2004, Mortgage, Maitland Apartments (FHLMC Gtd.), 0.17%, 9/11/12	18,275	18,275
Florida Housing Finance Corp. Multifamily Revenue Refunding VRDB, Series C, Mortgage Monterey Lake (FHLMC LOC), 0.16%, 9/11/12	7,325	7,325
Florida State Board of Education Public Education G.O. Bonds, Series A, Capital Outlay 0.17%, 9/11/12(2)	10,000	10,000
Highlands County Florida Health Facilities Authority Revenue VRDB, Series 2007 A-2, Hospital Adventist Health Systems 0.12%, 9/11/12	10,000	10,000
Jacksonville Electric Authority Electric System Revenue VRDB, Subseries D, 0.21%, 9/4/12	21,850	21,850
Jacksonville Florida Health Facilities Authority Hospital Revenue VRDB, Series 2008-B, Baptist Medical (Branch Banking and Trust Co. LOC), 0.15%, 9/11/12	12,340	12,340
JEA Electric System Revenue VRDB, Series A, (Bank of Montreal LOC), 0.14%, 9/11/12	6,315	6,315
JEA Variable Rate Demand Obligation, 0.17%, 10/3/12	26,515	26,515
Lake County Florida Capital Improvement Revenue VRDB, (Deutsche Bank A.G. LOC), 0.21%, 9/11/12(2)	29,378	29,378
Lee County Florida HFA Multifamily Housing Revenue Refunding VRDB, Series 1995-A, Forestwood Apartments Project (FNMA Gtd.), 0.16%, 9/11/12	11,485	11,485
Marion County Florida IDA Multifamily Housing Revenue Refunding VRDB, Chambrel Project, (FNMA Gtd.), 0.17%, 9/11/12	2,000	2,000
Martin County Florida Health Facilities Authority Hospital Revenue Refunding VRDB, Martin Memorial Medical Center, (Wachovia Bank N.A. LOC), 0.15%, 9/11/12	13,775	13,775

MONEY MARKET PORTFOLIOS    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.7% continued
Florida - 8.5% continued
Martin County Health Facilities Authority Revenue Refunding VRDB, Martin Memorial Medical Center, Series A, (PNC Bancorp, Inc. LOC), 0.15%, 9/11/12	$9,855	$9,855
Miami-Dade County Florida Special Obligation Revenue VRDB, Series B, Juvenile Courthouse, (TD Banknorth, Inc. LOC), 0.15%, 9/11/12	9,000	9,000
Orange County Florida Health Facilities Authority Revenue VRDB, Hospital Orlando Regional, Series E, (Branch Banking and Trust Co. LOC), 0.15%, 9/11/12	20,000	20,000
Sunshine State Governmental Financing Commission Florida Revenue VRDB, Miami Dade County Program, Series A, (JPMorgan Chase Bank N.A. LOC), 0.18%, 9/11/12	20,000	20,000
Sunshine State Governmental Financing Commission Revenue VRDB, Miami Dade County Program, Series B, (JPMorgan Chase Bank N.A. LOC), 0.19%, 9/11/12	17,000	17,000
Volusia County Florida Health Facilities Authority Revenue VRDB, Series A, Hospital Southwest Volusia Health, (TD Banknorth, Inc. LOC), 0.15%, 9/11/12	9,335	9,335
Volusia County Florida HFA Multifamily Housing Revenue Refunding VRDB, Series 2002, Anatole Apartments (FNMA Insured), 0.18%, 9/11/12	5,045	5,045
Volusia County Florida IDA Revenue Refunding VRDB, Retirement Housing Foundation, (KBC Groep N.V. LOC), 0.13%, 9/11/12	300	300

		385,887

Georgia - 2.7%
BB&T Municipal Trust Revenue VRDB, Floaters Series 2024, (Branch Banking and Trust Co. LOC), 0.19%, 9/11/12(2)	10,285	10,285
Clayton County Georgia Housing Authority Multifamily Housing Revenue VRDB, Series 1985, Rivers Edge Development (FHLMC Gtd.), 0.17%, 9/11/12	1,655	1,655
Cobb County Georgia Development Authority Revenue VRDB, Series 2009, North Cobb Christian School (Branch Banking and Trust Co. LOC), 0.16%, 9/11/12	11,770	11,770
Cobb County Georgia Housing Authority Multifamily Housing Revenue Refunding VRDB, Series 1999, Cobb-Six Flags Association (FHLMC LOC), 0.17%, 9/11/12	5,290	5,290
DeKalb County Georgia Housing Authority Multifamily Housing Revenue VRDB, Series 1997, Post Walk Project (Collateralized by FNMA) 0.16%, 9/11/12	100	100
DeKalb County Georgia Multifamily Housing Authority Revenue VRDB, Highland Place Apartments Project, (FHLMC LOC), 0.17%, 9/11/12	11,700	11,700
DeKalb County Multifamily Housing Authority Revenue VRDB, Crow Wood Arbor Association, (FHLMC Gtd.), 0.17%, 9/11/12	7,130	7,130
Gwinnett County Georgia Housing Authority Multifamily Housing Revenue VRDB, Series 1996, Post Corners Project (FNMA Gtd.), 0.16%, 9/11/12	7,400	7,400
Marietta Georgia Housing Authority Multifamily Revenue Refunding VRDB, Housing Wood Glen (FHLMC Insured), 0.14%, 9/11/12	6,665	6,665
Roswell Georgia Housing Authority Multifamily Revenue Refunding VRDB, Series 1994, Housing Wood Crossing Project (FHLMC LOC), 0.17%, 9/11/12	5,550	5,550

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    5    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.7% continued
Georgia - 2.7% continued
Roswell Housing Authority Revenue Refunding VRDB, Housing Chambrel Roswell (FNMA Gtd.), 0.17%, 9/11/12	$20,160	$20,160
Smyrna Georgia Multifamily Housing Authority Revenue VRDB, Series 1997, F & M Villages Project (FNMA Gtd.), 0.14%, 9/11/12	5,570	5,570
Wells Fargo Stage Trust Revenue VRDB, Floater Certificates Series 36C, (Chatham County Gtd.), 0.17%, 9/11/12(2)	29,565	29,565

		122,840

Hawaii - 0.2%
Eclipse Funding Trust G.O. VRDB, Solar Eclipse, Honolulu (U.S. Bank N.A. LOC), 0.17%, 9/11/12(2)	4,195	4,195
Hawaii State Housing Finance & Development Corp. Multifamily Revenue VRDB, Series 2008, Housing Lokahi Kau (FHLMC LOC), 0.17%, 9/11/12	3,075	3,075

		7,270

Idaho - 0.9%
Idaho Health Facilities Authority Revenue VRDB, Series A, St. Lukes Health Systems Project (Wells Fargo Bank N.A. LOC), 0.17%, 9/11/12	19,000	19,000
Idaho Housing & Finance Association Non-profit Facilities Revenue VRDB, Series 2008, College of Idaho Project (U.S. Bank N.A. LOC), 0.13%, 9/11/12	10,365	10,365
Idaho Housing & Finance Association Revenue VRDB, Balmoral Apartments Project, (U.S. Bank N.A. LOC), 0.24%, 9/4/12	5,270	5,270
Idaho Housing & Finance Association Revenue VRDB, Balmoral Apartments Living (U.S. Bank N.A. LOC), 0.24%, 9/4/12	4,215	4,215

		38,850

Illinois - 6.7%
Aurora Illinois Revenue VRDB, Series 2003, Counseling Center of Fox Valley Project (Harris Bankcorp, Inc. LOC), 0.17%, 9/11/12	3,210	3,210
Bridgeview Illinois G.O. Refunding VRDB, Series C (Harris Bankcorp, Inc. LOC), 0.17%, 9/11/12	17,500	17,500
Chicago Illinois Board of Education G.O. VRDB, Series B (Wells Fargo Bank N.A. LOC), 0.16%, 9/11/12	8,700	8,700
Chicago Illinois G.O. Refunding VRDB, Series D-1 (Bank of Montreal LOC), 0.18%, 9/4/12	3,225	3,225
Chicago Illinois O’Hare International Airport Revenue VRDB Spears, Series DBE 1056X (Deutsche Bank A.G. Gtd.), 0.20%, 9/11/12(2)	10,000	10,000
Chicago Illinois State Multifamily Housing Development Finance Authority Revenue VRDB, West Chicago Senior Apartments, (Citibank N.A. LOC), 0.19%, 9/11/12	6,700	6,700
Chicago Midway Airport Illinois Municipal Interest Bearing CP, (BMO Harris Bank N.A. LOC), 0.22%, 12/4/12	4,936	4,936
City of Chicago Illlinois Municipal Interest Bearing CP, (BMO Harris Bank N.A. LOC), 0.22%, 12/4/12	3,057	3,057
Deutsche Bank Spears/Lifers Trust Goldman Sachs Revenue VRDB, Series DB-476 , (Deutsche Bank A.G. Gtd.), 0.20%, 9/11/12(2)	12,660	12,660

MONEY MARKET PORTFOLIOS    6    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.7% continued
Illinois - 6.7% continued
DuPage County Illinois Educational Facilities Revenue VRDB, Series A, Benedictine University (U.S. Bank N.A. LOC), 0.13%, 9/11/12	$6,391	$6,391
Illinois Development Finance Authority Revenue VRDB, BAPS, Inc. Project (Comerica LOC), 0.18%, 9/11/12	7,985	7,985
Illinois Development Finance Authority Revenue VRDB, Evanston Northwestern, Series B, 0.19%, 9/4/12	16,080	16,080
Illinois Development Finance Authority Revenue VRDB, Series 1998, American Youth Hostels Project (Harris Bankcorp, Inc. LOC), 0.17%, 9/11/12	6,285	6,285
Illinois Development Financial Authority Revenue VRDB, Series 2003, Jewish Council Youth Services (Harris Bankcorp, Inc. LOC), 0.17%, 9/11/12	1,360	1,360
Illinois Educational Facilities Authority Revenue VRDB, Series 1985, Cultural Pool (JPMorgan Chase Bank N.A. LOC), 0.18%, 9/11/12	7,300	7,300
Illinois Educational Facilities Authority Revenue VRDB, Series 2003-B, Augustana College (Harris Bankcorp, Inc. LOC), 0.18%, 9/11/12	6,290	6,290
Illinois Educational Facilities Authority Revenue VRDB, Series B, University of Chicago, 0.24%, 5/2/13	20,015	20,015
Illinois Educational Facilities Authority Revenue VRDB, The Adler Planetarium, (FHLB of Boston LOC), 0.14%, 9/11/12	7,500	7,500
Illinois Finance Authority Development Revenue VRDB, John Hofmeister & Son, (BMO Harris Bank N.A. LOC), 0.29%, 9/11/12	3,000	3,000
Illinois Finance Authority Multifamily Revenue VRDB, Series 2005, Housing Villagebrook Apartments Project (FHLMC LOC), 0.20%, 9/11/12	5,100	5,100
Illinois Finance Authority Revenue Bonds, Series 2008, Chicago Horticultural Project (JPMorgan Chase Bank N.A. LOC), 0.14%, 9/11/12	9,000	9,000
Illinois Finance Authority Revenue VRDB, Literature Research Institute (JPMorgan Chase Bank N.A. LOC), 0.14%, 9/11/12	6,160	6,160
Illinois Finance Authority Revenue VRDB, Loyola Academy, (JPMorgan Chase Bank N.A. LOC), 0.17%, 9/11/12	5,000	5,000
Illinois Finance Authority Revenue VRDB, Series 2007, North American Spine Society (Harris Bankcorp, Inc. LOC), 0.17%, 9/11/12	9,980	9,980
Illinois Finance Authority Revenue VRDB, Series 2008-A, Community Action Partnership (Harris Bankcorp, Inc. LOC), 0.19%, 9/11/12	3,000	3,000
Illinois Finance Authority Revenue VRDB, Series 2009-C, OSF Healthcare System (Wells Fargo Bank N.A. LOC), 0.18%, 9/11/12	5,000	5,000
Illinois Finance Authority Revenue VRDB, University of Chicago Medical, Series D-2, (PNC Bancorp, Inc. LOC), 0.18%, 9/4/12	17,500	17,500
Illinois Multifamily Housing Development Authority Revenue VRDB, Alden Gardens Bloomingdale, (Harris Bankcorp, Inc. LOC), 0.17%, 9/11/12	2,255	2,255
Illinois Municipal Electric Agency Power Supply Revenue VRDB, (Wells Fargo & Co. Gtd.), 0.20%, 9/11/12(2)	16,105	16,105
Illinois State Development Finance Authority IDR VRDB, Katlaw Tretam & Co. Project, (JPMorgan Chase Bank N.A. LOC), 0.35%, 9/11/12	2,300	2,300
Illinois State Finance Authority Multifamily Housing Revenue VRDB, Autumn Ridge Apartments, Series A, (FHLMC LOC), 0.17%, 9/11/12	4,855	4,855

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    7    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.7% continued
Illinois - 6.7% continued
Illinois State Finance Authority Revenue Bonds, Series A-1, Advocate Health Care, 0.22%, 1/24/13	$7,000	$7,000
Illinois State Toll Highway Authority Revenue Refunding VRDB, Series A-2 (AGM Corp. Insured), 0.25%, 9/11/12	15,800	15,800
Illinois State Toll Highway Authority Revenue VRDB, Senior Priority, Series A-2A (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.19%, 9/11/12	15,000	15,000
Illinois State Toll Highway Authority Toll Highway Revenue VRDB, Series A-2D (Wachovia Bank N.A. LOC), 0.18%, 9/11/12	12,500	12,500
Savanna Illinois IDR VRDB, Series A, Metform Corp. Project, (JPMorgan Chase Bank N.A. LOC), 0.20%, 9/11/12	1,000	1,000
Southwestern Illinois Development Authority Revenue VRDB, Arizon Co., Inc. Project, (FHLB of Des Moines LOC), 0.21%, 9/11/12	2,200	2,200
University of Illinois Revenue VRDB, Series 2008, Auxiliary Facilities Systems, 0.17%, 9/11/12	11,630	11,630

		303,579

Indiana - 2.1%
Clarksville Indiana Revenue Refunding VRDB Retirement Housing Foundation, (U.S. Bank N.A. LOC), 0.13%, 9/11/12	4,115	4,115
Deutsche Bank Spears/Lifers Trust Goldman Sachs Spears Revenue VRDB 0.21%, 9/11/12(2)	2,825	2,825
Elkhart County Indiana Multifamily Revenue VRDB, Series 2008 II-A, Housing Ashton Pines Apartments (FHLB of Indianapolis LOC), 0.17%, 9/11/12	8,000	8,000
Indiana Finance Authority Hospital Revenue VRDB, Community Foundation Northwest Indiana, (Harris Bankcorp, Inc. LOC), 0.13%, 9/11/12	5,885	5,885
Indiana Health Facility Financing Authority Revenue VRDB, Series E-6, Ascension Health, 0.18%, 9/11/12	12,280	12,280
Indiana State Bond Bank Revenue Notes, Series A, Interim Advance Funding Program, (Indiana Bond Bank Insured), 1.25%, 1/1/13	17,300	17,353
Indiana State Development Finance Authority Economic Development Revenue VRDB, Series 2003, Young Men’s Christian Association (Wells Fargo Bank N.A. LOC), 0.27%, 9/11/12	2,400	2,400
Indiana State Finance Authority Revenue VRDB, Educational Facilities, DePauw University Project, Series B, (PNC Bancorp, Inc. LOC), 0.15%, 9/11/12	8,130	8,130
Indianapolis Indiana Economic Development Revenue VRDB, Series 2008, Brookhaven County Line Project (FNMA Gtd.), 0.16%, 9/11/12	14,300	14,300
Lawrenceburg Indiana PCR Refunding Bonds, Series 2008-H, Indiana Michigan Power Co. Project (Bank of Nova Scotia LOC), 0.16%, 9/11/12	6,000	6,000
Lawrenceburg PCR Refunding VRDB, Series I, Michigan Power Co. Project, (Bank of Nova Scotia LOC), 0.15%, 9/11/12	5,250	5,250
RBC Municipal Products, Inc. Revenue Bonds, Series E-23, (Royal Bank of Canada LOC), 0.17%, 9/11/12(2)	8,500	8,500
Vincennes Indiana Economic Development Revenue VRDB, Knox County Association (Wells Fargo Bank N.A. LOC), 0.27%, 9/11/12	1,300	1,300

		96,338

Iowa - 0.5%
Grinnell Iowa Hospital Revenue Refunding VRDB, Grinnell Regional Medical Center (U.S. Bank N.A. LOC), 0.21%, 9/4/12	2,650	2,650

MONEY MARKET PORTFOLIOS    8    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.7% continued
Iowa - 0.5% continued
Iowa Finance Authority Economic Development Revenue VRDB, Series 2002, Iowa West Foundation Project (U.S. Bank N.A. LOC), 0.17%, 9/11/12	$6,100	$6,100
Iowa Finance Authority Private College Revenue VRDB, Morningside College Project, (U.S. Bank N.A. LOC), 0.21%, 9/4/12	700	700
Iowa Finance Authority Retirement Community Revenue VRDB, Series 2003-B, Wesley Retirement Services (Wells Fargo Bank N.A. LOC), 0.15%, 9/11/12	6,500	6,500
Iowa Finance Authority Revenue VRDB, Series 2003, Museum of Art Foundation (U.S. Bank N.A. LOC), 0.21%, 9/4/12	3,605	3,605
Iowa Higher Education Loan Authority Revenue Refunding VRDB, Private College, Des Moines Project (U.S. Bank N.A. LOC), 0.21%, 9/4/12	2,145	2,145

		21,700

Kansas - 1.3%
City of Prairie Village Kansas, Revenue Refunding VRDB, Claridge Court, (Bank of America N.A. LOC), 0.20%, 9/11/12	6,415	6,415
Kansas State Department of Transportation Highway Revenue Refunding VRDB, Series B-1, 0.14%, 9/11/12	5,265	5,265
Kansas State Development Finance Authority Multifamily Housing Revenue VRDB, Series B, Boulevard Apartments (Wells Fargo Bank N.A. LOC), 0.20%, 9/11/12	23,750	23,750
Kansas State Development Finance Authority Multifamily Revenue Refunding VRDB, Housing Chesapeake Apartments Project (FHLMC LOC), 0.17%, 9/11/12	14,800	14,800
Olathe Kansas Multifamily Housing Refunding VRDB, Jefferson Place Apartments Project (FHLMC GIC), 0.17%, 9/11/12	7,780	7,780
Olathe Kansas Multifamily Housing Revenue Refunding VRDB, Jefferson Place Apartments Project, (FHLMC LOC), 0.23%, 9/11/12	2,485	2,485

		60,495

Kentucky - 1.3%
Boone County Kentucky Revenue Refunding VRDB, Duke Energy, (Wells Fargo Bank N.A. LOC), 0.16%, 9/11/12	5,500	5,500
Fort Mitchell League of Cities Funding VRDB, Series 2002-A, Trust Lease Program (U.S. Bank N.A. LOC), 0.16%, 9/11/12	5,800	5,800
Kentucky Economic Development Finance Authority Revenue VRDB, Adventist Long Term Care (PNC Bancorp, Inc. LOC), 0.15%, 9/11/12	8,180	8,180
Kentucky Economic Development Financial Authority Education Center Revenue VRDB, Series 2008-A, Ashland Hospital Corp. (Branch Banking and Trust Co. LOC), 0.18%, 9/11/12	17,300	17,300
Kentucky State Housing Corp. Conduit Multifamily Mortgage Revenue VRDB, Series A, Overlook Terraces Apartments, (FNMA Insured), 0.20%, 9/11/12	10,000	10,000
Morehead League of Cities Funding Trust Lease Program Revenue VRDB, Series 2004-A, (U.S. Bank N.A. LOC), 0.16%, 9/11/12	7,403	7,403
Williamstown Kentucky League of Cities Funding Trust Lease Revenue VRDB, Series 2009-B (U.S. Bank N.A. LOC), 0.16%, 9/11/12	3,605	3,605

		57,788

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    9    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.7% continued
Louisiana - 1.8%
Ascension Parish Louisiana IDB, Inc. Revenue VRDB, IMTT-Geismar (FHLB of Atlanta LOC), 0.14%, 9/11/12	$17,000	$17,000
East Baton Rouge Parish IDB, Inc. Revenue VRDB, Georgia-Pacific Corp. Project, (U.S. Bank N.A. LOC), 0.20%, 9/11/12	3,550	3,550
Louisiana Local Government Environmental Facilities & Community Authority Revenue VRDB, Series B, Nicholls State University (Assured Guaranty Corp. Gtd.), 0.35%, 9/11/12	12,380	12,380
Louisiana Local Government Environmental Facilities & Community VRDB, Series B (FHLB of Dallas LOC), 0.17%, 9/11/12	10,635	10,635
Louisiana Public Facilities Authority Multifamily Housing Revenue Refunding VRDB, Linlake Ventures Project (FHLMC LOC), 0.16%, 9/11/12	8,000	8,000
Louisiana Public Facilities Authority Revenue Refunding VRDB, Series 1988, Multifamily (FNMA LOC), 0.20%, 9/11/12	8,900	8,900
Parish of St. James Louisiana Revenue VRDB, Nucor Steel, Series A-1, (Nucor Corporation Gtd.), 0.18%, 9/11/12	10,000	10,000
Port New Orleans Louisiana Board of Commerce Revenue Refunding VRDB (FHLB LOC), 0.17%, 9/11/12	8,900	8,900

		79,365

Maine - 0.0%
Maine State Health & Higher Educational Facilities Authority Revenue VRDB, (JPMorgan Chase Bank N.A. LOC), 0.18%, 9/11/12	100	100

Maryland - 1.0%
Maryland State Community Development Administration Department Housing & Community Development Revenue VRDB, Series G, Multifamily Housing, Kirkwood (FHLMC LOC), 0.18%, 9/11/12	8,000	8,000
Maryland State Industrial Development Financing Authority Economic Development Revenue VRDB, Foodswing Project, (Bank of America N.A. LOC), 0.25%, 9/11/12	7,900	7,900
Montgomery County Maryland Economic Development Revenue VRDB, Series 2004, Riderwood Village, Inc. Project (M&T Bank Corp. LOC), 0.19%, 9/11/12	31,415	31,415

		47,315

Massachusetts - 1.8%
Deutsche Bank Spears/Lifers Trust VRDB, Series DB-658, Goldman Sachs Spears (Assured Guaranty Corp. Insured), 0.20%, 9/11/12(2)	15,916	15,916
Massachusetts Development Finance Agency Revenue VRDB, New England Deaconess, Series A (RBS Citizens N.A. LOC), 0.18%, 9/11/12	4,000	4,000
Massachusetts Health & Educational Facilities Authority Revenue VRDB, Southcoast Health System, Series C, (TD Banknorth, Inc. LOC), 0.18%, 9/11/12	20,000	20,000
Massachusetts State Development Finance Agency Multifamily Housing Revenue Refunding VRDB, Kensington Project (FNMA LOC), 0.20%, 9/11/12	14,750	14,750
Massachusetts State Development Finance Agency Revenue VRDB, Briarwood Retirement, (M&T Bank Corp. LOC), 0.13%, 9/11/12	4,000	4,000
Massachusetts State Development Finance Agency Revenue VRDB, Northfield Mount Hermon, (JPMorgan Chase Bank N.A. LOC), 0.17%, 9/11/12	4,700	4,700
Massachusetts State Development Finance Agency Revenue VRDB, Series 2007, Groton School 0.15%, 9/11/12	10,000	10,000

MONEY MARKET PORTFOLIOS    10    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.7% continued
Massachusetts - 1.8% continued
Massachusetts State Development Finance Agency Revenue VRDB, Series A, Groton School 0.15%, 9/11/12	$10,000	$10,000

		83,366

Michigan - 1.4%
Ann Arbor Michigan Economic Development Corp. Revenue Refunding VRDB, Series B, Glacier Hills Project (JPMorgan Chase Bank N.A. LOC), 0.15%, 9/11/12	1,200	1,200
Ann Arbor Michigan Economic Development Corp. Revenue VRDB, Series A, Glacier Hills, Inc. Project (JPMorgan Chase Bank N.A. LOC), 0.15%, 9/11/12	4,900	4,900
Michigan Higher Education Facilities Authority Revenue Refunding VRDB, Limited Obligation, Hope College Project (JPMorgan Chase Bank N.A. LOC), 0.17%, 9/11/12	7,500	7,500
Michigan Higher Education Facilities Authority Revenue VRDB, Limited Obligation, Cleary University Project (Comerica LOC), 0.27%, 9/11/12	4,785	4,785
Michigan State Hospital Finance Authority Revenue VRDB, Series 2004-B, Holland Community Hospital (JPMorgan Chase Bank N.A. LOC), 0.17%, 9/11/12	7,525	7,525
Michigan State Housing Development Authority Multifamily Housing Revenue VRDB, Limited Obligation, Series A, Arbors, (FHLB of Indianapolis LOC), 0.19%, 9/11/12	8,695	8,695
Michigan State Strategic Fund Limited Obligation Revenue Refunding VRDB, Series 2008, Consumers Energy Co. (Wells Fargo Bank N.A. LOC), 0.18%, 9/11/12	10,000	10,000
Michigan State Strategic Fund Limited Obligation Revenue VRDB, Kroger Co. Recovery Zone (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.17%, 9/11/12	9,500	9,500
Michigan State Strategic Fund Limited Obligation Revenue VRDB, Series 2003, YMCA Metropolitan Detroit Project (JPMorgan Chase Bank N.A. LOC), 0.18%, 9/11/12	2,330	2,330
Michigan State University Revenue VRDB, 0.16%, 9/11/12	5,000	5,000

		61,435

Minnesota - 2.9%
Center City Minnesota Health Care Facilities Revenue VRDB, Hazelden Foundation Project, (U.S. Bank N.A. LOC), 0.21%, 9/4/12	3,200	3,200
City of Richfield Minnesota Multifamliy Housing Revenue VRDB, Woodlake Richfield, (Wells Fargo & Co. LOC), 0.21%, 9/4/12	2,400	2,400
Coon Rapids Minnesota IDR VRDB, Kurt Manufacturing Project, (U.S. Bank N.A. LOC), 0.19%, 9/11/12	5,000	5,000
Minnesota Agriculture & Economic Development Board Revenue VRDB, Evangelical Lutheran Project (U.S. Bancorp LOC), 0.15%, 9/11/12	12,700	12,700
Minnesota School District Capital Equipment Borrowing Program COPS, Tax & Aid Anticipation, (Minnesota School District Insured), 2.00%, 9/10/13	25,000	25,451
Minnesota School District Capital Equipment Borrowing Program Tax & Aid Anticipation COPS, Series B 2.00%, 9/9/12	26,500	26,510
Minnesota State Higher Education Facilities Authority Revenue VRDB, Series A, University St. Thomas (U.S. Bank N.A. LOC), 0.16%, 9/11/12	25,950	25,950
Minnesota State Higher Education Facilities Authority Revenue VRDB, Series C, Concordia University St. Paul (U.S. Bank N.A. LOC), 0.20%, 9/4/12	4,200	4,200

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    11    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.7% continued
Minnesota - 2.9% continued
Oak Park Heights Minnesota Multifamily Revenue Refunding VRDB, Series 2005, Housing Boutwells Landing (FHLMC Gtd.), 0.15%, 9/11/12	$6,960	$6,960
Owatonna Minnesota Housing Revenue Refunding VRDB, Series 2003-A, Second Century (FHLB of Des Moines LOC), 0.19%, 9/11/12	2,990	2,990
Rochester Minnesota G.O. VRDB, Series 2007-B, Waste Water 0.18%, 9/11/12	6,400	6,400
Roseville Minnesota Senior Housing Revenue Refunding VRDB, Series 2009, Eaglecrest Project (FHLMC LOC), 0.15%, 9/11/12	6,025	6,025
St. Paul Minnesota Port Authority District Heating Revenue Refunding VRDB (U.S. Bank N.A. LOC), 0.15%, 9/11/12	4,310	4,310

		132,096

Mississippi - 3.1%
County of Jackson Mississippi Port Facilities Revenue Refunding VRDB, Chevron USA, Inc. Project, (Chevron Corp. Gtd.), 0.19%, 9/4/12	15,000	15,000
Mississippi Business Finance Corp. Commission Gulf Opportunity Zone Revenue VRDB, Chevron USA, Inc. Series I, (Chevron Corp. Gtd.), 0.17%, 9/4/12	10,000	10,000
Mississippi Business Finance Corp. Commission Gulf Opportunity Zone Revenue VRDB, Chevron USA, Inc. Project, Series B, (Chevron Corp. Gtd.), 0.17%, 9/4/12	17,300	17,300
Mississippi Business Finance Corp. Commission Gulf Opportunity Zone Revenue VRDB, Chevron USA, Inc., Series D 0.15%, 9/11/12	16,800	16,800
Mississippi Business Finance Corp. Commission Gulf Opportunity Zone Revenue VRDB, Chevron USA, Series C, (Chevron Corp. Gtd.), 0.17%, 9/4/12	11,500	11,500
Mississippi Business Finance Corp. Commission Gulf Opportunity Zone Revenue VRDB, Series G, Chevron USA, (Chevron Corp. Gtd.), 0.17%, 9/4/12	21,000	21,000
Mississippi Business Finance Corp. Revenue Refunding VRDB, Series B, Renaissance (FHLB of Dallas LOC), 0.17%, 9/11/12	7,780	7,780
Mississippi Business Finance Corp. Revenue VRDB, Chevron USA, Inc., Series H, (Chevron Corp. Gtd.), 0.17%, 9/4/12	22,500	22,500
Mississippi Business Finance Corp. Revenue VRDB, Series A, CPX Gulfport OPAG LLC (Wachovia Bank N.A. LOC), 0.17%, 9/11/12	12,935	12,935
Mississippi Business Finance Corp., Revenue Refunding VRDB, Jackson Heart Realty (FHLB of Dallas LOC), 0.18%, 9/11/12	5,225	5,225

		140,040

Missouri - 1.9%
Bi-State Development Agency Missouri- Illinois Metropolitan District Revenue Refunding VRDB, Series A, Sub-Metrolink Crossing (JPMorgan Chase Bank N.A. LOC), 0.20%, 9/11/12	18,750	18,750
Independence Missouri IDA Multifamily Housing Revenue Refunding VRDB, Series B, The Mansions Project (FHLMC LOC), 0.17%, 9/11/12	14,240	14,240
Kansas City Missouri IDA Multifamily Housing Revenue Refunding VRDB, Series B, Willow Creek Level Apartments (FNMA Insured), 0.16%, 9/11/12	7,495	7,495

MONEY MARKET PORTFOLIOS    12    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.7% continued
Missouri - 1.9% continued
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue VRDB, Series 2002, Metropolitan Jesuit High School (U.S. Bank N.A. LOC), 0.21%, 9/4/12	$1,000	$1,000
Missouri State Health & Educational Facilities Authority Revenue VRDB, Lutheran Senior Services Project, (U.S. Bank N.A. LOC), 0.15%, 9/11/12	16,700	16,700
Missouri State Health & Educational Facilities Authority Revenue VRDB, Lutheran Senior Services, (U.S. Bank N.A. LOC), 0.18%, 9/11/12	12,000	12,000
Missouri State Health and Educational Facilities Authority Revenue VRDB, Series 2003, Southwest Baptist University Project (Bank of America N.A. LOC), 0.23%, 9/4/12	1,350	1,350
Springfield IDA Revenue VRDB, Edco Group, Inc. Project, (BMO Harris Bank N.A. LOC), 0.29%, 9/11/12	3,200	3,200
St. Charles County Missouri IDA Revenue Refunding VRDB, Country Club Apartments Project (FNMA LOC), 0.17%, 9/11/12	4,000	4,000
St. Charles County Missouri IDA Revenue VRDB, Series 2006, Trinity Manufacturing Project (FHLB of Des Moines LOC), 0.17%, 9/11/12	7,180	7,180
St. Louis County IDA Revenue VRDB, CR Metal Products Project, Series A (M & I Marshall & Ilsley Bank LOC), 0.24%, 9/11/12	2,225	2,225

		88,140

Nevada - 0.8%
Carson City Hospital Revenue VRDB, Series 2003-B, Carson-Tahoe Hospital Project (U.S. Bank N.A. LOC), 0.13%, 9/11/12	13,500	13,500
Carson City Nevada Hospital Revenue VRDB, Series 2003-B, Carson Tahoe Regional Medical Center (U.S. Bank N.A. LOC), 0.13%, 9/11/12	4,920	4,920
Nevada Housing Division VRDB, Multifamily Unit Housing Revenue Project (Wachovia Bank N.A. LOC), 0.32%, 9/11/12	3,170	3,170
Nevada State Housing Revenue VRDB, Vista Creek Apartments, (FNMA LOC), 0.18%, 9/11/12	13,000	13,000

		34,590

New Hampshire - 0.3%
New Hampshire Health & Education Facilities Authority Revenue VRDB, Riverwoods-Exeter, (Bank of America N.A. LOC), 0.16%, 9/11/12	9,300	9,300
New Hampshire Health and Education Facilities Authority Revenue VRDB, Series B, Kendal at Hanover (FHLB of Boston LOC), 0.19%, 9/11/12	6,205	6,205

		15,505

New Jersey - 0.5%
BB&T Municipal Trust, Series 2047 (Branch Banking and Trust Co. LOC), 0.18%, 9/11/12(2)	12,970	12,970
New Jersey EDA Revenue Refunding VRDB, Series B, Cranes Mill Project (TD Banknorth, Inc. LOC), 0.16%, 9/11/12	5,660	5,660
New Jersey EDA Revenue VRDB, Series B, Cranes Mill Project (TD Banknorth, Inc. LOC), 0.16%, 9/11/12	500	500
New Jersey Health Care Facilities Financing Authority Revenue VRDB, Series 2002, Wiley Mission Project (TD Banknorth, Inc. LOC), 0.16%, 9/11/12	5,300	5,300

		24,430

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    13    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.7% continued
New Mexico - 0.2%
New Mexico Mortgage Finance Authority Multifamily Housing Revenue VRDB, Series A, Villas San Ignacio (FHLMC LOC), 0.18%, 9/11/12	$8,000	$8,000

New York - 4.7%
Chemung County New York Industrial Development Agency Civic Facilities Revenue VRDB, Elmira College Project, Series A, (JPMorgan Chase Bank N.A. LOC), 0.17%, 9/11/12	900	900
Monroe County New York Industrial Development Corp. Revenue VRDB, St. Ann’s Nursing Home (HSBC Bank USA N.A. LOC), 0.14%, 9/11/12	2,295	2,295
Monroe Security & Safety Systems Local Development New York Revenue VRDB, (M&T Bank Corp. LOC), 0.17%, 9/11/12	4,900	4,900
Nassau Health Care Corp. Revenue VRDB, Series B-1, (TD Banknorth, Inc. LOC), 0.14%, 9/11/12	5,900	5,900
New York City G.O. VRDB, Subseries I-8, 0.18%, 9/4/12	4,500	4,500
New York City Municipal Water Finance Authority Water & Sewer System Revenue VRDB, Fiscal, Subseries B, 0.20%, 9/4/12	20,000	20,000
New York City New York IDA Civic Facilities Revenue VRDB, Sephardic Community Youth Center (M&T Bank Corp. LOC), 0.22%, 9/11/12	7,500	7,500
New York City New York IDA Civic Facility Revenue VRDB, Series 2007, Ateret Torah Center Project (Wachovia Bank N.A. LOC), 0.16%, 9/11/12	11,980	11,980
New York City New York Industrial Development Agency Civic Facilities Revenue VRDB, Lycee Francais De New York Project, Series B, (TD Banknorth, Inc. LOC), 0.13%, 9/11/12	13,250	13,250
New York G.O. Bonds, Subseries L-4, (U.S. Bank N.A. LOC), 0.19%, 9/4/12	5,000	5,000
New York Liberty Development Corp. Revenue Refunding VRDB, 3 World Trade Center, 0.25%, 5/22/13	90,000	90,000
New York State Housing Finance Agency Revenue VRDB, West 30th Street Housing, Series A-1 (Wells Fargo Bank N.A. LOC), 0.17%, 9/11/12	15,000	15,000
RBC Municipal Products, Inc. Trust New York Revenue Bonds, Floater Certificates Series E-33 (Escrowed), 0.37%, 9/11/12(2)	7,000	7,000
Triborough New York Bridge & Tunnel Authority Revenue VRDB, Series A-3 (U.S. Bank N.A. LOC), 0.13%, 9/11/12	14,485	14,485
Warren & Washington Counties New York IDA Civic Facility Revenue VRDB, Series 2000, Glen At Highland Meadows Project (Banco Santander S.A. LOC), 0.14%, 9/11/12	10,520	10,520

		213,230

North Carolina - 3.9%
Charlotte North Carolina Airport Revenue VRDB, Series 2010-C, Charlotte Douglas Project (Wachovia Bank N.A. LOC), 0.18%, 9/11/12	4,500	4,500
City of Winston-Salem North Carolina Water & Sewer System Revenue VRDB, Series B, 0.15%, 9/11/12	27,000	27,000
Cleveland County North Carolina Industrial Facilities Pollution Control Financing Authority Revenue VRDB, Cleveland County Family YMCA (Branch Banking and Trust Co. LOC), 0.16%, 9/11/12	10,175	10,175
Forsyth County North Carolina Industrial Facilities & Pollution Control Financing Authority Revenue VRDB, Recreation Facilities-YMCA Winston (Branch Banking and Trust Co. LOC), 0.16%, 9/11/12	11,775	11,775

MONEY MARKET PORTFOLIOS    14    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.7% continued
North Carolina - 3.9% continued
Greensboro North Carolina G.O. VRDB, Street Improvement 0.18%, 9/11/12	$10,000	$10,000
Mecklenburg County North Carolina COPS VRDB, Series 2006 0.16%, 9/11/12	20,760	20,760
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue VRDB, Series 2007, High Point University Project (Branch Banking and Trust Co. LOC), 0.16%, 9/11/12	8,450	8,450
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue VRDB, Series 2008, High Point University Project (Branch Banking and Trust Co. LOC), 0.16%, 9/11/12	7,500	7,500
North Carolina Capital Facilities Finance Agency Revenue VRDB, Elon University, (U.S. Bank N.A. LOC), 0.15%, 9/11/12	8,170	8,170
North Carolina Medical Care Commission Health Care Facilities Revenue VRDB, Series 1998, Lutheran Services For Aging (Branch Banking and Trust Co. LOC), 0.15%, 9/11/12	1,740	1,740
North Carolina Medical Care Commission Health Care Facilities Revenue VRDB, Series D, Novant Health Group 0.20%, 9/11/12	8,400	8,400
North Carolina Multifamily Housing Finance Agency Revenue Notes, HBREM LLC, Rural Development Portfolio, (U.S. Treasury Escrowed) 0.70%, 7/1/13	13,901	13,901
Raleigh North Carolina Enterprise System Revenue VRDB, Series 2011, BB&T Floaters 0.15%, 9/11/12(2)	10,465	10,465
University of North Carolina Chapel Hill Revenue Refunding Bonds, Series A 0.18%, 9/11/12(2)	18,400	18,400
Winston-Salem North Carolina Water & Sewer System Revenue VRDB, Series 2002-B 0.15%, 9/11/12	13,700	13,700

		174,936

Ohio - 2.0%
Butler County Ohio Healthcare Facilities Revenue VRDB, Reform & Improvement - Lifesphere Project (U.S. Bank N.A. LOC), 0.17%, 9/11/12	9,020	9,020
County of Allen Ohio Hospital Facilities Revenue VRDB, Catholic Healthcare, Series C, (Union Bank N.A. LOC), 0.17%, 9/4/12	10,000	10,000
County of Warren Ohio Health Care Facilties Improvement Revenue Refunding VRDB, Otterbein, Series A, (U.S. Bank N.A. LOC), 0.14%, 9/11/12	7,750	7,750
Lancaster Port Authority Ohio Gas Revenue VRDB, Series 2008 0.18%, 9/11/12	22,640	22,640
Ohio Air Quality Development Authority Ohio Revenue Refunding VRDB, Series B, Pollution, First Energy, (UBS A.G. LOC), 0.19%, 9/11/12	20,000	20,000
Ohio Higher Educational Facility Commission Revenue VRDB, Antioch University, (PNC Bancorp, Inc. LOC), 0.15%, 9/11/12	10,735	10,735
Richland County Ohio Health Care Facilities Revenue Refunding VRDB, Series 2004-A, Wesleyan Senior Living (JPMorgan Chase Bank N.A. LOC), 0.16%, 9/11/12	1,450	1,450
Richland County Ohio Health Care facilities Revenue Refunding VRDB, Series 2004-B, Wesleyan Project (JPMorgan Chase Bank N.A. LOC), 0.16%, 9/11/12	4,260	4,260
Ross County Ohio Revenue VRDB, Adena Health System, (PNC Bancorp, Inc. LOC), 0.18%, 9/11/12	5,095	5,095

		90,950

Oregon - 1.2%
Clackamas County Oregon Hospital Facility Authority Revenue VRDB, Series 2008-A, Legacy Health Systems (U.S. Bank N.A. LOC), 0.17%, 9/11/12	13,700	13,700

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    15    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.7% continued
Oregon - 1.2% continued
Oregon Health & Science University Revenue VRDB, Series B-3 (Union Bank N.A. LOC), 0.21%, 9/4/12	$9,010	$9,010
Oregon Health & Science University Revenue VRDB, Series C (U.S. Bank N.A. LOC), 0.21%, 9/4/12	4,800	4,800
Oregon State Economic Development Revenue VRDB, Series 181, Metal Slitters (Key Bank N.A. LOC), 0.20%, 9/11/12	4,695	4,695
Oregon State Facilities Authority Revenue VRDB, Series B, Quatama Crossing Housing (FNMA LOC), 0.20%, 9/11/12	8,545	8,545
Port of Portland Oregon Apartment Revenue Refunding VRDB, Series 18A, Portland International Airport (U.S. Bank N.A. LOC), 0.20%, 9/11/12	7,240	7,240
Salem Oregon Hospital Facility Authority Revenue VRDB, Series 2008-B, Salem Hospital Project (U.S. Bank N.A. LOC), 0.16%, 9/11/12	6,000	6,000

		53,990

Pennsylvania - 4.2%
Allegheny County Pennsylvania IDA Health Care Revenue VRDB, Series 2008-B, Vincentian Collaborative (PNC Bancorp, Inc. LOC), 0.17%, 9/11/12	4,725	4,725
Allegheny County Pennsylvania IDA Revenue VRDB, Series B, Education Center Watson (PNC Bancorp, Inc. LOC), 0.17%, 9/11/12	6,000	6,000
Bucks County IDA Revenue VRDB, Grand View Hospital, Series A, (TD Banknorth, Inc. LOC), 0.15%, 9/11/12	22,000	22,000
Butler County Pennsylvania IDA Revenue Refunding VRDB, Concordia Lutheran, Series A, (Bank of America N.A. LOC), 0.15%, 9/11/12	6,300	6,300
Butler County Pennsylvania IDA Revenue VRDB, Concordia Lutheran, Series A, (Bank of America N.A. LOC), 0.15%, 9/11/12	3,935	3,935
City of Philadelphia Gas Works Revenue VRDB, Fifth Series A-2, 0.17%, 9/11/12	1,000	1,000
Delaware County Pennsylvania Authority Revenue VRDB, Riddle Village Project (Banco Santander S.A. LOC), 0.20%, 9/11/12	10,730	10,730
Lancaster County Hospital Authority Senior Living Facilities Revenue VRDB, Series 2000, Quarryville Presbyterian (M&T Bank Corp. LOC), 0.15%, 9/11/12	12,920	12,920
Lancaster IDA Revenue VRDB Willow Valley Retirement, Series 2009-A (PNC Bancorp, Inc. LOC), 0.15%, 9/11/12	9,700	9,700
Lancaster Pennsylvania IDA Revenue VRDB, Mennonite Home Project, (M&T Bank Corp. LOC), 0.22%, 9/11/12	5,995	5,995
Lower Merion School District VRDB, Series A-1, Capital Project (U.S. Bank N.A. LOC), 0.15%, 9/11/12	5,500	5,500
Montgomery County Pennsylvania IDA Revenue VRDB, Acts Retirement Life Community, (TD Banknorth, Inc. LOC), 0.15%, 9/4/12	10,250	10,250
Pennsylvania Housing Financial Agency Multifamily Revenue VRDB, Series 2008, Special Limited Obligation, Foxwood (Bank of America N.A. LOC), 0.18%, 9/11/12	5,900	5,900
Pennsylvania State Higher Educational Facilities Authority Revenue VRDB, Association of Independent Colleges & Universities, Series B, (M&T Bank Corp. LOC), 0.17%, 9/11/12	6,260	6,260
Pennsylvania State Turnpike Community Turnpike Revenue Refunding VRDB, Series A-2 0.18%, 9/11/12	5,880	5,880

MONEY MARKET PORTFOLIOS    16    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.7% continued
Pennsylvania - 4.2% continued
Philadelphia School District Pennsylvania G.O. Refunding VRDB, Series F, (Barclays PLC LOC), 0.16%, 9/11/12	$26,800	$26,800
Philadelphia School District Pennsylvania Revenue Refunding G.O. VRDB, Series C, (TD Banknorth, Inc. LOC), 0.15%, 9/11/12	19,350	19,350
RBC Municipal Products, Inc. Trust Floater Revenue VRDB Certificates, Series E-22 (Royal Bank of Canada LOC), 0.17%, 9/11/12	14,900	14,900
RBC Municipal Products, Inc. Trust Revenue VRDB, Floaters, Series C-14 (Royal Bank of Canada LOC), 0.17%, 9/11/12(2)	8,000	8,000
West Cornwall Pennsylvania Township Municipal Authority Revenue VRDB, Series 2006, Senior Living Facility Lebanon Valley (PNC Bancorp, Inc. LOC), 0.15%, 9/11/12	3,300	3,300

		189,445

Rhode Island - 0.6%
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue VRDB, Brown, Series A, 0.12%, 9/11/12	26,575	26,575
South Carolina - 0.4%
Charleston Educational Excellence Financing Corp. South Carolina Revenue Bonds, Charleston County School District, 0.18%, 9/11/12(2)	9,115	9,115
Piedmont Municipal Power Agency South Carolina Electricity Revenue Refunding VRDB, Series B (U.S. Bank N.A. LOC), 0.18%, 9/11/12	9,000	9,000
South Carolina Jobs EDA Revenue VRDB, Series 2003, Medical University Facilities Corp. Project (Wachovia Bank N.A. LOC), 0.17%, 9/11/12	2,100	2,100

		20,215

South Dakota - 0.6%
South Dakota Health & Educational Facilities Authority Revenue VRDB, Sioux Valley Hospitals & Health, Series C, (U.S. Bank N.A. LOC), 0.16%, 9/11/12	15,000	15,000
South Dakota Health & Educational Facilities Authority Revenue VRDB, Sioux Valley Hospitals & Health, Series D, (U.S. Bank N.A. LOC), 0.16%, 9/11/12	6,465	6,465
South Dakota State Health & Educational Facilities Authority Revenue VRDB, Series 2004-B, Sioux Valley Hospitals & Health (U.S. Bank N.A. LOC), 0.16%, 9/11/12	4,540	4,540

		26,005

Tennessee - 2.5%
Blount County Tennessee Public Building Authority Revenue VRDB, Series C-1-A, Local Government Public Improvement 0.16%, 9/11/12	15,800	15,800
Blount County Tennessee Public Building Authority Revenue VRDB, Series C-3-A, Local Government Public Improvement 0.16%, 9/11/12	7,200	7,200
County of Shelby Tennessee G.O. Refunding VRDB, Series C, 0.19%, 9/11/12	25,925	25,925
Knox County Health & Educational Facilities Board Revenue VRDB, Johnson Bible College Project 0.17%, 9/11/12	6,370	6,370
Metropolitan Government Nashville & Davidson County Tennessee Health & Education Facilities Board Revenue Refunding VRDB, Lipscomb University Project (FHLB of Atlanta LOC), 0.14%, 9/11/12	29,100	29,100
Metropolitan Government Nashville & Davidson County Tennessee IDB Multifamily Housing Refunding VRDB, Series 2004, Ridgelake Apartments Project (FHLMC Gtd.), 0.17%, 9/11/12	17,029	17,029

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    17    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.7% continued
Tennessee - 2.5% continued
Metropolitan Government Nashville & Davidson County Tennessee IDB Revenue Refunding VRDB, Series 2002, Multifamily Housing Spinnaker (FNMA Gtd.), 0.16%, 9/11/12	$450	$450
Metropolitan Government of Nashville & Davidson County Tennessee, IDB Revenue VRDB, Series B, Multifamily Housing, Arbor Crest (FNMA LOC), 0.17%, 9/11/12	12,750	12,750

		114,624

Texas - 10.9%
Alliance Texas Airport Authority Special Facilities Revenue VRDB, Series 2088, Floaters, (Wells Fargo Bank N.A. Gtd.), 0.17%, 9/11/12(2)	24,570	24,570
Atascosa County Texas Industrial Development Corp. PCR Refunding VRDB, Series 2008, San Miguel Electric Cooperative (National Rural Utilities Cooperative Finance Corp. Gtd.), 0.31%, 9/11/12	9,600	9,600
Bexar County Multifamily Housing Finance Corp. Revenue Refunding VRDB, Series 2009, Palisades Park Apartments Project (FHLMC Insured), 0.15%, 9/11/12	3,680	3,680
Bexar County Multifamily Housing Finance Corp. Revenue VRDB, Series 2005-A, Summit Hills Apartments Project (FHLMC Insured), 0.17%, 9/11/12	3,500	3,500
Bexar County Texas Housing Finance Corp. Multifamily Housing Revenue VRDB, Aamha LLC Project (FNMA Insured), 0.18%, 9/11/12	5,205	5,205
Brazos County Texas Health Facilities Refunding VRDB, Series 2009, Burleson St. Joseph (Wells Fargo Bank N.A. LOC), 0.27%, 9/11/12	7,140	7,140
Brazos Harbor Industrial Development Corp. Revenue Refunding VRDB, Series 2001, BASF Corp. Project (BASF Gtd.), 0.29%, 9/11/12	7,700	7,700
Clear Creek Independent School District G.O. Refunding Bonds, Series A, 0.20%, 9/11/12(2)	16,120	16,120
County of Harris Texas G.O. TANS, 2.00%, 2/28/13	15,000	15,136
Crawford Education Facilities Corp. Revenue VRDB, Series 2008, Hyde Park Baptist School Project (JPMorgan Chase Bank N.A. LOC), 0.15%, 9/11/12	13,880	13,880
Denton Texas Independent School District G.O. VRDB, School Building, Series B, (Texas PSF Insured), 0.22%, 9/11/12	30,000	30,000
Dickinson Texas Independent School District, (Texas PSF Insured), 0.17%, 8/1/13	7,030	7,030
Eclipse Funding Trust G.O. VRDB, Solar Eclipse, El Paso (U.S. Bank N.A. LOC), 0.17%, 9/11/12(2)	10,630	10,630
Harris County Cultural Education Facilities Finance Corp. Revenue VRDB, Methodist Hospital, Subseries C-1 0.17%, 9/4/12	7,400	7,400
Harris County Texas Hospital District Revenue Refunding VRDB, Senior Lien, (JPMorgan Chase Bank N.A. LOC), 0.17%, 9/11/12	28,455	28,455
Houston Texas Airport Systems Revenue Refunding VRDB (Barclays PLC LOC), 0.17%, 9/11/12	700	700
Houston Water & Sewer Systems Revenue Refunding Bonds, Series 2043 (Branch Banking and Trust Co. LOC), 0.19%, 9/11/12(2)	14,425	14,425
Kendall County Texas Health Facilities Development Corp. Health Care Revenue VRDB, Morningside Ministries, Series A, (JPMorgan Chase Bank N.A. LOC), 0.20%, 9/11/12	10,965	10,965

MONEY MARKET PORTFOLIOS    18    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.7% continued
Texas - 10.9% continued
Lovejoy Independent School District G.O. Bonds, Series DB-514, School Building 0.21%, 9/11/12(2)	$9,815	$9,815
Lower Neches Valley Texas Authority Industrial Development Corp. Revenue VRDB, Exxonmobil Project, 0.16%, 9/4/12	16,500	16,500
Northwest Texas Independent School District G.O. VRDB, (Texas PSF Insured), 0.18%, 9/11/12	500	500
Nueces County Health Facilities Development Corp. Revenue VRDB, Series A, Driscoll Children’s Foundation (JPMorgan Chase Bank N.A. LOC), 0.16%, 9/11/12	800	800
Panhandle Regional Multifamily Housing Finance Corp. Revenue VRDB, Series 2008, Jason Ave Residential Apartments (FHLMC LOC), 0.17%, 9/11/12	7,400	7,400
Port of Port Arthur Texas Navigation District Exempt Facilities Revenue VRDB, Total Petrochemicals USA 0.19%, 9/11/12	8,700	8,700
Port of Port Arthur Texas Navigation District Industrial Development Corp., Exempt Facilities Revenue VRDB, Total Petrochemicals, Series A, 0.17%, 9/11/12	9,600	9,600
Port of Port Arthur Texas Navigation District Revenue VRDB, Motiva Enterprises Project, Series A, 0.18%, 9/4/12	25,000	25,000
Port of Port Arthur Texas Navigation District Revenue VRDB, Motiva Enterprises, Series A, (Motiva Gtd.), 0.18%, 9/4/12	23,050	23,050
Port of Port Arthur Texas Navigation District Revenue VRDB, Multi-Mode, Atofina, Series B, 0.18%, 9/11/12	10,000	10,000
RBC Municipal Products, Inc. Trust Revenue VRDB, Floaters, (Royal Bank of Canada LOC), 0.17%, 9/11/12(2)	10,000	10,000
San Antonio Texas Multifamily Housing Trust Financial Corp. Revenue VRDB, Series 2010, Cevallos Lofts Apartments (FHLMC LOC), 0.16%, 9/11/12	21,250	21,250
State of Texas Eagle G.O., Series 20060126, Class A, 0.17%, 9/11/12(2)	1,000	1,000
State of Texas TRANS, 2.50%, 8/30/13	80,000	81,809
Tarrant County Multifamily Housing Financial Corp. Revenue VRDB, Series 2003, Housing Gateway Apartments (FNMA Gtd.), 0.17%, 9/11/12	1,865	1,865
Tarrant County Texas Cultural Educational Facilities Finance Corp Revenue VRDB, Adventist Long Term Care (PNC Bancorp, Inc. LOC), 0.15%, 9/11/12	5,805	5,805
Texas State Department Housing & Community Affairs Multifamily Housing Revenue VRDB, Tower Ridge Apartments (FNMA LOC), 0.22%, 9/11/12	15,000	15,000
University of Houston Texas Revenue VRDB, 0.16%, 9/11/12	7,160	7,160
University of Texas Revenue Refunding VRDB, Financing System, Series B, 0.15%, 9/11/12	21,635	21,635

		493,025

Utah - 1.1%
Utah Housing Corp. Multifamily Housing Revenue VRDB, Series A, Timbergate (FHLMC LOC), 0.22%, 9/11/12	3,125	3,125
Utah State Board of Rights Student Loan Revenue VRDB, AMT, (Royal Bank of Canada LOC), 0.20%, 9/11/12	18,500	18,500
Utah Transit Authority Sales Tax Revenue VRDB, Subseries A, (BNP Paribas LOC), 0.19%, 9/4/12	10,000	10,000

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    19    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.7% continued
Utah - 1.1% continued
Utah Water Finance Agency Revenue VRDB, Series B-2 0.15%, 9/11/12	$16,300	$16,300

		47,925

Vermont - 0.4%
Vermont Educational & Health Buildings Financing Agency Revenue VRDB, Series A, Porter Hospital Project (TD Banknorth, Inc. LOC), 0.16%, 9/11/12	5,495	5,495
Vermont Student Assistance Corp. Revenue VRDB, Series C-2 (State Street Bank and Trust Co. LOC), 0.17%, 9/11/12	10,700	10,700

		16,195

Virginia - 0.5%
Hampton Virginia Redevelopment & Housing Authority Multifamily Housing Revenue Refunding VRDB, Hampton Center Apartments Project (FHLMC Insured), 0.17%, 9/11/12	6,300	6,300
Lynchburg Virginia IDA Revenue VRDB, Series B, Hospital Centra Health (Branch Banking and Trust Co. LOC), 0.16%, 9/11/12	3,535	3,535
University of Virginia Revenue VRDB, Series 2006 0.17%, 9/11/12(2)	12,000	12,000
Virginia College Building Authority Educational Facilities Revenue VRDB, University of Richmond Project, 0.13%, 9/11/12	2,200	2,200

		24,035

Washington - 0.8%
Deutsche Bank Spears/Lifers Trust VRDB, Series DB, Goldman Sachs Spears (Assured Guaranty Corp. Insured), 0.21%, 9/11/12(2)	19,625	19,625
Washington State Higher Education Facilities Authority Revenue Refunding VRDB, Series 2007, St. Martins University Project (U.S. Bank N.A. LOC), 0.16%, 9/11/12	8,200	8,200
Washington State Higher Education Facilities Authority Revenue VRDB, Series B, University of Puget Sound Project (Bank of America N.A. LOC), 0.16%, 9/11/12	5,890	5,890
Washington State Housing Finance Community Nonprofit Revenue VRDB, Series 2008, The Overlake School Project (Wells Fargo Bank N.A. LOC), 0.17%, 9/11/12	4,540	4,540

		38,255

West Virginia - 0.6%
Eclipse Funding Trust Solar Eclipse West Virginia Revenue Bonds, Series 2006-0132, (U.S. Bank N.A. LOC), 0.17%, 9/11/12(2)	1,670	1,670
West Virginia EDA PCR Refunding VRDB, Series B, Ohio Power Co., Kammer (Bank of Nova Scotia LOC), 0.16%, 9/11/12	7,100	7,100
West Virginia Hospital Finance Authority Revenue Refunding and Improvement VRDB, Series B, Cabell Hospital (Branch Banking and Trust Co. LOC), 0.16%, 9/11/12	17,930	17,930

		26,700

Wisconsin - 1.9%
La Crosse Wisconsin Development Revenue VRDB, Series 2008, University of Wisconsin La Crosse Foundation (Wells Fargo Bank N.A. LOC), 0.27%, 9/11/12	4,000	4,000
Milwaukee Wisconsin Redevelopment Authority Lease Revenue VRDB, Series 2005, University of Wisconsin, Kenilworth Project (U.S. Bank N.A. LOC), 0.17%, 9/11/12	945	945
Public Finance Authority Wisconsin Multifamily Housing Revenue Refunding VRDB, Kendall Court Apartments Project (FNMA LOC), 0.22%, 9/11/12	11,150	11,150

MONEY MARKET PORTFOLIOS    20    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.7% continued
Wisconsin - 1.9% continued
Public Finance Authority Wisconsin Multifamily Housing Revenue Refunding VRDB, Lindsey Terrace Apartments, (FNMA LOC), 0.22%, 9/11/12	$7,500	$7,500
Wisconsin Health & Educational Facilities Authority Revenue Refunding VRDB, Oakwood Village, (BMO Harris Bank N.A. LOC), 0.13%, 9/11/12	5,765	5,765
Wisconsin Health & Educational Facilities Authority Revenue VRDB, Marshfield, Series B (JPMorgan Chase Bank N.A. LOC), 0.15%, 9/11/12	9,265	9,265
Wisconsin State Health & Educational Facilities Authority Revenue Refunding VRDB, Lawrence University (JPMorgan Chase Bank N.A. LOC), 0.18%, 9/11/12	7,630	7,630
Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Series B, Lindengrove, Inc., (JPMorgan Chase Bank N.A. LOC), 0.15%, 9/11/12	5,510	5,510
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Beloit College, Series B, (JPMorgan Chase Bank N.A. LOC), 0.18%, 9/11/12	495	495
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Goodwill Industries Southeastern Project (JPMorgan Chase Bank N.A. LOC), 0.18%, 9/11/12	2,920	2,920
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Series 2002-B, WHA Capital Access-Vernon (U.S. Bank N.A. LOC), 0.21%, 9/4/12	570	570
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Series 2003, Mequon Jewish Project (JPMorgan Chase Bank N.A. LOC), 0.24%, 9/11/12	3,125	3,125
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Series 2008-B, Meriter Retirement Services (U.S. Bank N.A. LOC), 0.16%, 9/11/12	9,440	9,440
Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Series B, Aurora Healthcare, (Bank of Montreal LOC), 0.18%, 9/4/12	15,000	15,000
Wisconsin State Health and Educational Facilities Authority Revenue Refunding VRDB, Series 2009, Concordia University, Inc. (JPMorgan Chase Bank N.A. LOC), 0.18%, 9/11/12	3,000	3,000

		86,315

Wyoming - 0.4%
County of Sweetwater Wyoming Variable Rate Demand Obligation, (Barclays PLC LOC), 0.21%, 9/14/12	18,000	18,000

Municipal States Pooled Securities - 8.7%
BB&T Municipal Trust Revenue VRDB, Series 2022, Floaters, (Branch Banking and Trust Co. LOC), 0.17%, 9/11/12(2)	15,000	15,000
BB&T Municipal Trust Various States G.O. Floaters, Series 2048 (Branch Banking and Trust Co. LOC), 0.17%, 9/11/12(2)	13,840	13,840
BB&T Municipal Trust Various States VRDB, Series 1039 (Branch Banking and Trust Co. LOC), 0.26%, 9/11/12	19,540	19,540
Federal Home Loan Mortgage Corp. Multifamily VRDB Certificates, Series M019-A (FHLMC Gtd.), 0.22%, 9/11/12(3)	18,603	18,603
Federal Home Loan Mortgage Corp. Multifamily VRDB Certificates, Series M021-A (FHLMC Gtd.), 0.22%, 9/11/12(3)	33,130	33,130
Federal Home Loan Mortgage Corp. Multifamily VRDB Certificates, Series M023-A (FHLMC LOC), 0.19%, 9/11/12(3)	37,415	37,415

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    21    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 100.7% continued
Municipal States Pooled Securities - 8.7% continued
Federal Home Loan Mortgage Corp. Multifamily VRDB Certificates, Series M024-A
0.22%, 9/11/12(3)	$18,845	$18,845
Nuveen Investment Quality Municipal Fund, Inc. Tax-Exempt VRDP, Series 1-2118
0.29%, 9/11/12(2)	40,000	40,000
Nuveen Premium Income Municipal Fund, Inc. Tax-Exempt VRDP, Series 1-4895
0.29%, 9/11/12(2)	85,000	85,000
Nuveen Select Quality Municipal Fund, Inc. Tax-Exempt VRDP, Series 1-2525
0.29%, 9/11/12(2)	50,000	50,000
RBC Municipal Products, Inc. Trust Revenue VRDB, Floaters, Series E-17
0.17%, 9/11/12(2)	25,000	25,000
RBC Municipal Products, Inc. Trust Revenue VRDB, Series E-18 (Royal Bank of Canada LOC),
0.17%, 9/11/12(2)	16,000	16,000
Sun America Trust Various States Revenue VRDB, Series 2, (FHLMC LOC),
0.23%, 9/11/12	23,525	23,525

		395,898

Total Municipal Investments (Cost $4,558,846)		4,558,846

Total Investments - 100.7% (Cost $4,558,846)(4)		4,558,846

Liabilities less Other Assets - (0.7)%		(29,646)

NET ASSETS - 100.0%		$4,529,200

(1)	Restricted security has been deemed illiquid. At August 31, 2012, the value of the restricted illiquid security amounted to approximately $16,935,000 or 0.4% of net assets. Additional information on the restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST (000S)
Arizona State University Board Regents COPS
0.20%, 9/11/12	10/31/11-7/27/12	$16,935

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Institutional Funds.
(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that this entity continue to meet its obligations to holders of bonds that it has issued or guaranteed.
(4)	The cost for federal income tax purposes was $4,558,846.

Percentages shown are based on Net Assets.

At August 31, 2012, the industry sectors for the Municipal Portfolio were:

INDUSTRY SECTOR	% OF NET ASSETS
Administration of Environment, Housing and Real Estate	17.4%
Air, Transportation, Water Services and Solid Waste Management	16.6
Educational Services	13.1
Electric Services, Gas and Combined Utilities	5.8
Executive, Legislative and General Government	18.9
General Medical, Surgical and Nursing and Personal Care	10.1
Health Services and Residential Care	8.8
All other sectors less than 5%	9.3

Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Municipal Portfolio’s investments, which are carried at amortized cost, which approximates fair value, as of August 31, 2012:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by Municipal Portfolio	$—	$4,558,846	(1)	$—	$4,558,846

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At August 31, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2011. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

MONEY MARKET PORTFOLIOS    22    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2012 (UNAUDITED)

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discontinued notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

COPS - Certificates of Participation

CP - Commercial Paper

EDA - Economic Development Authority

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GIC - Guaranteed Investment Contract

G.O. - General Obligation

Gtd. - Guaranteed

HFA - Housing Finance Authority

IDA - Industrial Development Authority

IDB - Industrial Development Board

IDR - Industrial Development Revenue

LOC - Letter of Credit

PCR - Pollution Control Revenue

PSF - Permanent School Fund

SFM - Single Family Mortgage

TANS - Tax Anticipation Notes

TRANS - Tax and Revenue Anticipation Notes

VRDB - Variable Rate Demand Bonds

VRDP - Variable Rate Dividend Preferred

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    23    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO	AUGUST 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 0.6%
Auto Receivables - 0.5%
Bank of America Auto Trust, Series 2012-1, Class A1, 0.27%, 11/18/12	$5,804	$5,804
Honda Auto Receivables Owner Trust, Series 2012-2, Class A1, 0.30%, 11/25/12	10,963	10,963

		16,767

Other - 0.1%
John Deere Owner Trust, Series 2012-B, Class A1, 0.27%, 1/5/13	5,000	5,000

Total Asset-Backed Securities (Cost $21,767)		21,767

CERTIFICATES OF DEPOSIT - 27.4%
Non-U.S. Depository Institutions - 27.4%
Australia and New Zealand Bank, 0.33%, 10/23/12	12,000	12,000
Bank of Montreal, Chicago Branch, 0.46%, 8/1/13	15,000	15,000
Bank of Montreal, London, 0.30%, 2/26/13	18,000	18,000
Bank of Nova Scotia, Houston, 0.31%, 9/1/12, FRCD	25,000	25,000
0.27%, 9/24/12, FRCD	5,000	5,000
0.43%, 11/23/12, FRCD	3,000	3,000
Bank Tokyo - Mitsubishi UFJ Financial Group, Inc., 0.36%, 10/16/12	30,000	30,000
0.41%, 11/8/12	10,000	10,001
0.34%, 11/27/12	31,000	31,000
Barclays Bank PLC, New York Branch, 0.31%, 10/25/12	21,000	21,000
0.32%, 11/6/12	40,000	40,000
BNP Paribas S.A., Chicago Branch, 0.45%, 9/17/12	34,000	34,000
Canadian Imperial Bank of Commerce, 0.47%, 11/30/12, FRCD	10,000	10,000
Commonwealth Bank of Australia, London, 0.25%, 10/9/12	7,000	7,000
0.24%, 1/4/13	28,000	28,000
Credit Agricole S.A., London, 0.46%, 10/1/12	50,000	50,000
Credit Suisse, New York, 0.37%, 10/1/12	31,000	31,000
0.33%, 10/16/12	30,000	30,000
Den Norske Bank ASA, London Branch, 0.34%, 10/10/12	6,000	6,000
Den Norske Bank ASA, New York, 0.32%, 10/5/12	40,000	40,000
Deutsche Bank A.G., New York Branch, 0.33%, 11/14/12	26,710	26,710
Lloyds TSB Bank PLC, New York Branch, 0.40%, 10/24/12	21,000	21,000
Mizuho Corporate Bank, New York Branch, 0.34%, 11/23/12	14,000	14,000
National Australia Bank, 0.39%, 9/4/12	17,285	17,285
0.38%, 9/17/12	30,490	30,490
0.34%, 10/25/12	30,000	30,000
National Australia Bank, London, 0.34%, 10/23/12	9,000	9,000
Nordea Bank Finland PLC, New York, 0.30%, 10/1/12	13,706	13,706
0.30%, 10/9/12	40,000	40,000
Oversea-Chinese Banking Corp., 0.25%, 10/23/12	6,000	6,000
0.25%, 11/2/12	8,359	8,359
Rabobank Nederland N.V., New York Branch, 0.31%, 10/12/12	34,000	34,000
0.30%, 10/22/12	35,000	35,000
0.29%, 11/2/12	30,000	30,000
0.28%, 11/26/12	16,000	16,000
Royal Bank of Canada, New York, 0.49%, 11/6/12, FRN	13,000	13,000
Skandinaviska Enskildabanken AB, New York, 0.40%, 10/5/12	14,000	14,000
0.39%, 10/15/12	6,000	6,000
0.29%, 12/3/12	25,000	25,000
Societe Generale, New York, 0.58%, 10/9/12	21,000	21,000
Svenska Handelsbanken, New York, 0.30%, 10/3/12	20,000	20,000
Toronto Dominion Bank, New York, 0.20%, 10/1/12	10,000	10,000

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    PRIME OBLIGATIONS PORTFOLIO

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CERTIFICATES OF DEPOSIT - 27.4% continued
Non-U.S. Depository Institutions - 27.4% continued
0.28%, 11/6/12	$6,680	$6,680
0.30%, 1/28/13	30,000	30,000
0.30%, 4/1/13	11,000	11,000
Westpac Banking Corp., New York, 0.27%, 9/1/12, FRCD	5,000	5,000
0.26%, 9/21/12, FRCD	5,000	5,000
0.50%, 8/1/13	16,000	16,000

		960,231

Total Certificates of Deposit (Cost $960,231)		960,231

COMMERCIAL PAPER - 10.2%
Foreign Agencies - 1.7%
Caisse Des Depots Et Consignations, 0.40%, 10/24/12	27,000	26,984
KFW, 0.21%, 9/24/12	21,152	21,149
0.24%, 9/25/12	5,000	4,999
Oesterreich Kontrollbank, 0.30%, 9/7/12	4,100	4,100
0.30%, 9/11/12	910	910

		58,142

Multi-Seller Conduits - 3.3%
Gotham Funding, 0.21%, 9/4/12	5,056	5,056
0.21%, 9/19/12	3,000	3,000
0.21%, 9/24/12	5,000	4,999
Kells Funding LLC, 0.46%, 9/5/12	7,505	7,505
0.46%, 10/5/12	6,982	6,979
0.41%, 10/15/12	12,777	12,771
Liberty Street Funding LLC, 0.22%, 10/16/12	9,918	9,915
Market Street Funding LLC, 0.23%, 10/23/12	6,927	6,925
0.23%, 10/24/12	5,509	5,507
Nestle Capital Corp., 0.39%, 5/20/13	13,355	13,317
Salisbury Receivables Co., LLC, 0.20%, 9/19/12	5,000	5,000
0.20%, 9/20/12	5,000	4,999
0.21%, 9/21/12	5,000	4,999
Victory Receivables Corp., 0.21%, 9/11/12	2,000	2,000
0.21%, 9/13/12	5,000	5,000
0.21%, 9/14/12	5,000	5,000
0.21%, 9/18/12	6,000	5,999
0.21%, 9/27/12	7,000	6,999

		115,970

Non-U.S. Depository Institutions - 2.0%
Australia and New Zealand Bank, 0.00%, 9/4/12	8,340	8,340
Bank of New Zealand International, 0.27%, 9/14/12	5,000	4,999
Commonwealth Bank of Australia, 0.00%, 9/6/12	4,170	4,170
DBS Bank, 0.24%, 11/1/12	20,899	20,891
Societe Generale, North America, Inc., 0.00%, 9/4/12	30,000	29,999

		68,399

Pharmaceuticals - 1.4%
Sanofi-Aventis S.A., 0.19%, 9/13/12	7,000	6,999
0.20%, 9/14/12	10,000	9,999
0.20%, 9/20/12	9,630	9,629
0.21%, 9/27/12	22,000	21,997

		48,624

Supranational - 0.4%
European Investment Bank, 0.00%, 10/1/12	15,200	15,195

U.S. Depository Institutions - 1.4%
JPMorgan Chase & Co., 0.28%, 10/24/12	50,000	49,979

Total Commercial Paper (Cost $356,309)		356,309

CORPORATE NOTES/BONDS - 2.9%
Foreign Agencies - 0.9%
Kommunalbanken AS 0.31%, 9/1/12, FRN	7,000	7,000
Kommunalbanken AS, 0.31%, 9/1/12, FRN(1)	10,000	10,000
0.40%, 6/18/13(1)	13,000	13,000

		30,000

PRIME OBLIGATIONS PORTFOLIO    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE NOTES/BONDS - 2.9% continued
Foreign Agency and Regional Governments - 1.2%
Export Development Canada, 0.29%, 9/1/12, FRN(1)	$10,000	$10,000
0.42%, 2/5/13(1)	18,880	18,880
Network Rail Infrastructure Finance PLC, Government Gtd., 0.52%, 10/12/12(1)	10,000	10,000
0.52%, 11/8/12, FRN(1)	4,750	4,750

		43,630

Insurance Carriers - 0.1%
Berkshire Hathaway, Inc., 0.87%, 11/13/12, FRN	5,000	5,014

Retailers - 0.6%
Wal-Mart Stores, 5.48%, 6/1/13, FRN	19,000	19,736

Supranational - 0.1%
International Finance Corp., 0.25%, 9/28/12, FRN	5,000	5,000

Total Corporate Notes/Bonds (Cost $103,380)		103,380

EURODOLLAR TIME DEPOSITS - 7.0%
Non-U.S. Depository Institutions - 7.0%
Bank of Tokyo-Mitsubishi, Grand Cayman, 0.25%, 9/5/12	75,000	75,000
Credit Agricole S.A., Paris Branch, 0.21%, 9/4/12	100,000	100,000
DBS Bank, Singapore Branch, 0.25%, 9/17/12	13,000	13,000
HSBC Holdings PLC, Paris Branch, 0.20%, 9/4/12	57,000	57,000

		245,000

Total Eurodollar Time Deposits (Cost $245,000)		245,000

U.S. GOVERNMENT AGENCIES - 21.3%(2)
Federal Farm Credit Bank - 3.4%
FFCB FRN, 0.36%, 9/1/12	15,000	14,998
0.20%, 9/11/12	6,000	6,000
0.26%, 9/12/12	20,000	20,004
0.21%, 9/15/12	15,000	15,005
0.21%, 9/17/12	5,000	5,001
0.23%, 9/18/12	5,000	5,002
0.23%, 9/19/12	3,000	3,002
0.18%, 9/20/12	15,000	14,996
0.13%, 9/23/12	10,000	9,999
0.10%, 9/27/12	25,000	24,999

		119,006

Federal Home Loan Bank - 10.2%
FHLB Bonds, 1.63%, 9/26/12	11,010	11,021
0.35%, 10/3/12	3,500	3,500
0.30%, 12/11/12	10,000	10,000
0.17%, 2/11/13	7,655	7,654
0.20%, 6/7/13	20,000	19,993
0.24%, 6/14/13	15,000	14,998
0.30%, 6/21/13	25,000	25,000
0.25%, 7/1/13	9,000	8,998
0.30%, 7/3/13	7,000	7,000
FHLB Discount Note, 0.00%, 5/21/13	5,000	4,992
FHLB FRN, 0.16%, 9/1/12	20,000	19,995
0.17%, 9/1/12	5,000	4,999
0.19%, 9/1/12	10,000	10,000
0.20%, 9/1/12	20,000	20,000
0.22%, 9/1/12	10,000	9,996
0.23%, 9/1/12	10,000	9,998
0.24%, 9/1/12	5,000	4,999
0.29%, 9/1/12	55,000	54,995
0.30%, 9/1/12	15,000	15,000
0.31%, 9/1/12	10,000	10,000
0.32%, 9/1/12	30,000	30,000
0.20%, 9/25/12	10,000	10,000
0.19%, 9/26/12	30,000	30,003
0.20%, 9/27/12	10,000	10,000
0.22%, 11/14/12	5,000	5,000

		358,141

Federal Home Loan Mortgage Corporation - 4.8%
FHLMC Discount Notes, 0.09%, 9/12/12	20,000	20,000
0.13%, 10/10/12	20,000	19,997
FHLMC FRN, 0.28%, 9/1/12	25,000	25,001

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    PRIME OBLIGATIONS PORTFOLIO

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 21.3%(2) continued
Federal Home Loan Mortgage Corporation - 4.8% continued
0.20%, 9/3/12	$10,000	$9,998
0.19%, 9/6/12	10,000	10,001
0.18%, 9/13/12	25,000	24,999
0.19%, 9/17/12	40,000	40,008
0.20%, 9/21/12	20,000	20,000

		170,004

Federal National Mortgage Association - 2.9%
FNMA FRN, 0.38%, 9/1/12	10,000	9,998
0.23%, 9/12/12	10,000	9,997
0.27%, 9/17/12	40,000	40,003
0.22%, 9/20/12	27,000	26,990
0.26%, 9/23/12	14,000	14,003

		100,991

Total U.S. Government Agencies (Cost $748,142)		748,142

U.S. GOVERNMENT OBLIGATIONS - 3.5%
U.S. Treasury Bills - 1.4%
0.00%, 9/20/12	10,000	9,999
0.00%, 11/15/12	9,000	8,997
0.15%, 1/3/13	30,000	29,985

		48,981

U.S. Treasury Notes - 2.1%
1.38%, 9/15/12	10,000	10,005
1.38%, 1/15/13	15,880	15,950
0.63%, 2/28/13	16,990	17,027
1.13%, 6/15/13	10,000	10,071
1.00%, 7/15/13	20,000	20,130

		73,183

Total U.S. Government Obligations (Cost $122,164)		122,164

Investments, at Amortized Cost ($2,556,993)		2,556,993

REPURCHASE AGREEMENTS - 30.1%
Joint Repurchase Agreements - 0.8%(3)
Bank of America Securities LLC, dated 8/31/12, repurchase price $6,194 0.15%, 9/4/12	6,194	6,194
Morgan Stanley & Co., Inc., dated 8/31/12, repurchase price $6,194 0.18%, 9/4/12	6,194	6,194
Societe Generale, New York Branch, dated 8/31/12, repurchase price $6,194 0.18%, 9/4/12	6,194	6,194
UBS Securities LLC, dated 8/31/12, repurchase price $9,291 0.17%, 9/4/12	9,291	9,291

		27,873

Repurchase Agreements - 29.3%(4)
BNP Paribas Securities Corp., dated 8/31/12, repurchase price $200,005 0.23%, 9/4/12	200,000	200,000
BNP Paribas Securities Corp., dated 8/31/12, repurchase price $25,002 0.20%, 9/14/12	25,000	25,000
Citigroup Global Markets, Inc., dated 8/31/12, repurchase price $163,537 0.20%, 9/4/12	163,533	163,533
Deutsche Bank Securities, dated 8/16/12, repurchase price $25,004 0.20%, 9/14/12	25,000	25,000
Deutsche Bank Securities, dated 8/31/12, repurchase price $200,005 0.21%, 9/4/12	200,000	200,000
JPMorgan Securities LLC, dated 7/19/12, repurchase price $15,021 0.55%, 10/19/12	15,000	15,000
Merrill Lynch, dated 8/31/12, repurchase price $175,004 0.20%, 9/4/12	175,000	175,000
Merrill Lynch, dated 8/31/12, repurchase price $200,006 0.25%, 9/4/12	200,000	200,000
UBS Securities LLC, dated 8/22/12, repurchase price $25,005 0.20%, 9/24/12	25,000	25,000

		1,028,533

Total Repurchase Agreements (Cost $1,056,406)		1,056,406

Total Investments - 103.0% (Cost $3,613,399)(5)		3,613,399

Liabilities less Other Assets - (3.0)%		(106,801)

NET ASSETS - 100.0%		$3,506,598

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Institutional Funds.

PRIME OBLIGATIONS PORTFOLIO    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2012 (UNAUDITED)

(2)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(3)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$6,692	3.63% - 4.50%	4/15/28 -5/15/41
U.S. Treasury Notes	$21,773	0.63% - 2.75%	6/15/13 -2/15/22

(4)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
Commercial Paper	$15,755	0.45%	12/12/12
FNMA	$576,842	2.50% - 6.50%	6/1/14 -8/1/42
FHLMC	$158,466	3.50% - 6.50%	5/1/16 -4/1/42
U.S. Treasury Notes	$306,000	0.75% - 3.63%	5/15/13 -5/15/20

(5)	The cost for federal income tax purposes was $3,613,399.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Prime Obligations Portfolio’s investments, which are carried at amortized cost, which approximates fair value, as of August 31, 2012:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by Prime Obligations Portfolio	$—	$3,613,399	(1)	$—	$3,613,399

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At August 31, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2011. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FRCD - Floating Rate Certificates of Deposit

FRN - Floating Rate Notes

Gtd. - Guaranteed

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    5    PRIME OBLIGATIONS PORTFOLIO

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO	AUGUST 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 0.6%
Auto Receivables - 0.6%
Bank of America Auto Trust, Series 2012-1, Class A1, 0.27%, 11/18/12	$1,451	$1,451
Honda Auto Receivables Owner Trust, Series 2012-2, Class A1, 0.30%, 11/25/12	4,176	4,176
Honda Auto Receivables Owner Trust, Series 2012-3, Class A1, 0.29%, 11/25/12	2,321	2,321

		7,948

Total Asset-Backed Securities (Cost $7,948)		7,948

CERTIFICATES OF DEPOSIT - 25.7%
Non-U.S. Depository Institutions - 25.7%
Australia and New Zealand Bank, 0.33%, 10/23/12	7,000	7,000
Bank of Montreal, Chicago Branch, 0.46%, 8/1/13	6,000	6,000
Bank of Montreal, London, 0.30%, 2/26/13	7,000	7,000
Bank of Tokyo - Mitsubishi UFJ Financial Group, Inc., 0.36%, 10/16/12	5,000	5,000
0.41%, 11/8/12	5,000	5,001
0.34%, 11/27/12	12,000	12,000
Barclays Bank PLC, New York Branch, 0.31%, 10/25/12	8,000	8,000
0.32%, 11/6/12	15,000	15,000
BNP Paribas S.A., Chicago Branch, 0.45%, 9/17/12	12,000	12,000
Commonwealth Bank of Australia, London, 0.25%, 10/9/12	3,000	3,000
0.24%, 1/4/13	12,000	12,000
Credit Agricole S.A., London, 0.46%, 10/1/12	21,000	21,000
Credit Suisse, New York, 0.37%, 10/1/12	13,000	13,000
0.33%, 10/16/12	10,000	10,000
Den Norske Bank ASA, London Branch, 0.34%, 10/10/12	3,000	3,000
Den Norske Bank ASA, New York, 0.32%, 10/5/12	13,000	13,000
Deutsche Bank A.G., New York Branch, 0.33%, 11/14/12	11,766	11,766
Lloyds TSB Bank PLC, New York Branch, 0.40%, 10/24/12	9,000	9,000
Mizuho Corporate Bank, New York Branch, 0.34%, 11/23/12	6,000	6,000
National Australia Bank, 0.39%, 9/4/12	10,845	10,845
0.38%, 9/17/12	12,995	12,995
0.34%, 10/25/12	14,000	14,000
National Australia Bank, London, 0.34%, 10/23/12	5,000	5,000
Nordea Bank Finland PLC, New York, 0.30%, 10/1/12	5,880	5,880
0.30%, 10/9/12	20,000	20,000
Oversea-Chinese Banking Corp., 0.25%, 10/23/12	2,000	2,000
0.25%, 11/2/12	3,419	3,419
Rabobank Nederland N.V., New York Branch, 0.31%, 10/12/12	14,000	14,000
0.30%, 10/22/12	10,000	10,000
0.28%, 11/26/12	6,000	6,000
Royal Bank of Canada, New York, 0.49%, 11/6/12, FRN	5,000	5,000
Skandinaviska Enskildabanken AB, New York, 0.40%, 10/5/12	6,000	6,000
0.39%, 10/15/12	2,000	2,000
0.29%, 12/3/12	5,000	5,000
Societe Generale, New York, 0.58%, 10/9/12	4,000	4,000
Svenska Handelsbanken, New York, 0.30%, 10/3/12	8,000	8,000
Toronto Dominion Bank, 0.20%, 10/1/12	5,000	5,000
Toronto Dominion Bank, New York, 0.28%, 11/6/12	3,500	3,500
0.30%, 1/28/13	12,000	12,000
0.30%, 4/1/13	4,000	4,000
Westpac Banking Corp., New York, 0.27%, 9/1/12, FRCD	3,000	3,000
0.26%, 9/21/12, FRCD	3,000	3,000
0.50%, 8/1/13	6,000	6,000

		349,406

Total Certificates of Deposit (Cost $349,406)		349,406

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER - 11.5%
Foreign Agencies - 1.0%
Caisse Des Depots Et Consignations, 0.40%, 10/24/12	$11,000	$10,993
Oesterreich Kontrollbank, 0.30%, 9/7/12	1,920	1,920
0.30%, 9/11/12	425	425

		13,338

Foreign Agency and Regional Governments - 0.8%
KFW, 0.21%, 9/24/12	8,944	8,943
0.24%, 9/25/12	2,000	2,000

		10,943

Multi-Seller Conduits - 4.1%
Gotham Funding, 0.21%, 9/4/12	2,068	2,068
0.19%, 9/13/12	2,000	2,000
0.21%, 9/13/12	3,000	3,000
0.21%, 9/19/12	1,000	1,000
0.21%, 9/24/12	2,000	2,000
Kells Funding LLC, 0.46%, 9/5/12	1,860	1,860
0.30%, 9/10/12	3,194	3,194
0.46%, 10/5/12	3,159	3,157
Liberty Street Funding LLC, 0.22%, 10/16/12	2,829	2,828
Market Street Funding LLC, 0.23%, 10/23/12	2,547	2,546
Nestle Capital Corp., 0.39%, 5/20/13	6,560	6,541
Salisbury Receivables Co., LLC, 0.20%, 9/19/12	3,000	3,000
0.20%, 9/20/12	3,000	3,000
Victory Receivables Corp., 0.21%, 9/10/12	6,000	6,000
0.21%, 9/11/12	1,000	1,000
0.21%, 9/13/12	5,000	4,999
0.21%, 9/14/12	2,000	2,000
0.21%, 9/18/12	3,000	3,000
0.21%, 9/27/12	3,000	2,999

		56,192

Non-U.S. Depository Institutions - 2.1%
Australia and New Zealand Bank, 0.00%, 9/4/12	5,290	5,290
0.49%, 11/16/12	2,000	2,000
Commonwealth Bank of Australia, 0.00%, 9/6/12	2,645	2,645
DBS Bank, 0.24%, 11/1/12	8,549	8,545
Societe Generale, North America, Inc., 0.00%, 9/4/12	10,000	10,000

		28,480

Pharmaceuticals - 1.7%
Sanofi-Aventis S.A., 0.19%, 9/13/12	3,000	3,000
0.20%, 9/14/12	5,000	5,000
0.20%, 9/20/12	4,875	4,874
0.21%, 9/27/12	10,000	9,998

		22,872

U.S. Depository Institutions - 1.8%
JPMorgan Chase & Co., 0.28%, 10/24/12	25,000	24,990

Total Commercial Paper (Cost $156,815)		156,815

CORPORATE NOTES/BONDS - 3.1%
Foreign Agencies - 1.0%
Kommunalbanken AS 0.31%, 9/1/12, FRN	3,000	3,000
Kommunalbanken AS, 0.31%, 9/1/12, FRN(1)	5,000	5,000
0.40%, 6/18/13(1)	5,500	5,500

		13,500

Foreign Agency and Regional Governments - 1.5%
Export Development Canada, 0.29%, 9/1/12, FRN(1)	5,000	5,000
0.42%, 2/5/13(1)	7,810	7,810
0.30%, 2/28/13(1)	5,000	5,000
Network Rail Infrastructure Finance PLC, Government Gtd., 0.52%, 11/8/12, FRN(1)	2,000	2,000

		19,810

LIQUID ASSETS PORTFOLIO    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2012 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE NOTES/BONDS - 3.1% continued
Retailers - 0.6%
Wal-Mart Stores, 5.48%, 6/1/13, FRN	$8,000	$8,310

Total Corporate Notes/Bonds (Cost $41,620)		41,620

EURODOLLAR TIME DEPOSITS - 8.3%
Non-U.S. Depository Institutions - 8.3%
Australia and New Zealand Bank, 0.25%, 9/12/12	3,000	3,000
Bank of Tokyo-Mitsubishi, Grand Cayman, 0.25%, 9/5/12	35,000	35,000
Credit Agricole S.A., Paris Branch, 0.21%, 9/4/12	35,000	35,000
DBS Bank, Singapore Branch, 0.25%, 9/17/12	6,000	6,000
HSBC Holdings PLC, Paris Branch, 0.20%, 9/4/12	24,000	24,000
Skandinaviska Enskildabanken AB, New York, 0.16%, 9/4/12	9,000	9,000
Societe Generale, Cayman Islands, 0.18%, 9/4/12	498	498

		112,498

Total Eurodollar Time Deposits (Cost $112,498)		112,498

U.S. GOVERNMENT AGENCIES - 20.1%(2)
Federal Farm Credit Bank - 3.5%
FFCB FRN, 0.36%, 9/1/12	5,000	4,999
0.20%, 9/11/12	12,000	12,000
0.21%, 9/15/12	10,000	10,003
0.23%, 9/19/12	2,000	2,001
0.18%, 9/20/12	5,000	4,999
0.27%, 9/20/12	3,000	3,000
0.13%, 9/23/12	5,000	5,000
0.10%, 9/27/12	5,000	5,000

		47,002

Federal Home Loan Bank - 9.5%
FHLB Bonds, 0.35%, 10/3/12	3,500	3,500
0.17%, 2/11/13	3,150	3,150
0.20%, 6/7/13	10,000	9,996
0.24%, 6/14/13	5,000	4,999
0.30%, 6/21/13	10,000	10,000
0.25%, 7/1/13	4,000	3,999
0.30%, 7/3/13	3,000	3,000
FHLB FRN, 0.16%, 9/1/12	5,000	4,999
0.17%, 9/1/12	5,000	4,999
0.20%, 9/1/12	5,000	5,000
0.23%, 9/1/12	5,000	4,999
0.29%, 9/1/12	20,000	19,998
0.30%, 9/1/12	15,000	14,998
0.31%, 9/1/12	5,000	5,000
0.32%, 9/1/12	15,000	14,999
0.19%, 9/26/12	10,000	10,001
0.20%, 9/27/12	3,000	3,000
0.23%, 11/13/12	3,000	2,999

		129,636

Federal Home Loan Mortgage Corporation - 3.7%
FHLMC Discount Notes, 0.09%, 9/12/12	5,000	5,000
0.13%, 10/10/12	5,000	4,999
FHLMC FRN, 0.28%, 9/1/12	10,000	10,001
0.20%, 9/3/12	5,000	4,999
0.19%, 9/4/12	5,000	4,999
0.19%, 9/6/12	3,000	3,000
0.19%, 9/17/12	13,000	12,996
0.20%, 9/21/12	5,000	4,999

		50,993

Federal National Mortgage Association - 3.4%
FNMA FRN, 0.38%, 9/1/12	10,000	9,998
0.23%, 9/12/12	5,000	4,999
0.27%, 9/17/12	20,000	20,001
0.22%, 9/20/12	3,000	2,999
0.26%, 9/23/12	8,080	8,081

		46,078

Total U.S. Government Agencies (Cost $273,709)		273,709

U.S. GOVERNMENT OBLIGATIONS - 5.1%
U.S. Treasury Bills - 1.4%
0.00%, 11/15/12	4,000	3,999

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 5.1% continued
U.S. Treasury Bills - 1.4% continued
0.17%, 1/10/13	$10,000	$9,994
0.20%, 3/7/13	5,000	4,995

		18,988

U.S. Treasury Notes - 3.7%
1.38%, 1/15/13	3,540	3,555
0.63%, 2/28/13	7,240	7,256
0.75%, 3/31/13	25,000	25,073
1.75%, 4/15/13	10,000	10,093
1.00%, 7/15/13	4,000	4,026

		50,003

Total U.S. Government Obligations (Cost $68,991)		68,991

MUNICIPAL INVESTMENTS - 0.8%
Oregon - 0.8%
Lincoln City Senior Living LLC and Lakeview Operations LLC Taxable Revenue Variable Rate Demand Bonds, Senior Living Facility, (FHLMC of San Francisco LOC), 0.30%, 9/11/12	11,550	11,550

Total Municipal Investments (Cost $11,550)		11,550

Investments, at Amortized Cost ($1,022,537)		1,022,537

REPURCHASE AGREEMENTS - 28.2%
Joint Repurchase Agreements - 3.6%(3)
Bank of America Securities LLC, dated 8/31/12, repurchase price $10,893 0.15%, 9/4/12	10,893	10,893
Morgan Stanley & Co., Inc., dated 8/31/12, repurchase price $10,893 0.18%, 9/4/12	10,893	10,893
Societe Generale, New York Branch, dated 8/31/12, repurchase price $10,893 0.18%, 9/4/12	10,893	10,893
UBS Securities LLC, dated 8/31/12, repurchase price $16,340 0.17%, 9/4/12	16,339	16,339

		49,018

Repurchase Agreements - 24.6%(4)
Citigroup Global Markets, Inc., dated 8/31/12, repurchase price $170,004 0.20%, 9/4/12	170,000	170,000
Deutsche Bank Securities, dated 8/31/12, repurchase price $100,002 0.20%, 9/4/12	100,000	100,000
Deutsche Bank Securities, dated 8/31/12, repurchase price $50,001 0.21%, 9/4/12	50,000	50,000
JPMorgan Securities LLC, dated 7/19/12, repurchase price $5,007 0.55%, 10/19/12	5,000	5,000
UBS Securities LLC, dated 8/22/12, repurchase price $10,002 0.20%, 9/24/12	10,000	10,000

		335,000

Total Repurchase Agreements (Cost $384,018)		384,018

Total Investments - 103.4% (Cost $1,406,555)(5)		1,406,555

Liabilities less Other Assets - (3.4)%		(46,753)

NET ASSETS - 100.0%		$1,359,802

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Trustees of Northern Institutional Funds.
(2)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(3)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$11,768	3.63% - 4.50%	4/15/28 - 5/15/41
U.S. Treasury Notes	$38,290	0.63% - 2.75%	6/15/13 - 2/15/22

(4)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR MARKET VALUE (000S)	COUPON RATES	MATURITY DATES
Commercial Paper	$5,253	0.45%	12/12/12
FNMA	$149,031	2.43% -6.00%	1/1/19 - 4/1/42
FHLMC	$87,912	2.39% - 5.09%	3/1/35 - 9/1/42
U.S. Treasury Note	$102,000	1.00%	10/31/16

LIQUID ASSETS PORTFOLIO    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2012 (UNAUDITED)

(5)	The cost for federal income tax purposes was $1,406,555.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the Liquid Assets Portfolio’s investments, which are carried at amortized cost, which approximates fair value, as of August 31, 2012:

	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)
Investments held by Liquid Assets Portfolio	$—	$1,406,555	(1) (2)	$—	$1,406,555

(1)	Classifications as defined in the Schedule of Investments.
(2)	Investments held by the Liquid Assets Portfolio are carried at amortized cost and therefore are classified as Level 2. An investment in the Liquid Assets Portfolio itself may be categorized as Level 1, due to quoted market prices being available in active markets.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At August 31, 2012, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2011. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Association

FNMA - Federal National Mortgage Association

FRCD - Floating Rate Certificates of Deposit

FRN - Floating Rate Notes

Gtd. - Guaranteed

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    5    LIQUID ASSETS PORTFOLIO

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended, (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive and principal financial officers of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Institutional Funds

By:	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President
(Principal Executive Officer)

Date:	October 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President
(Principal Executive Officer)

Date:	October 29, 2012

By:	/s/ Randal Rein
Randal Rein, Treasurer
(Principal Financial and Accounting Officer)

Date:	October 29, 2012